UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices)	(Zip code)
Tina Wilson 100 Bright Meadow Blvd, Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/17

Date of reporting period:	6/30/17

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

# MML Series Investment Fund

*This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.*

June 30, 2017

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Tina Wilson

“The diversified suite of investment options we provide in our MML Series Investment Fund taps into the deep expertise of seasoned asset managers who are committed to helping you prepare for a stronger financial future.”

June 30, 2017

Welcome to the MML Series Investment Fund Semiannual Report, covering the six months from January 1, 2017 to June 30, 2017.

Market Highlights

•	During the period, U.S. stocks and bonds delivered some of the best first-half-year results investors have seen since 2009.

•	Market momentum surged throughout the first five months of the period, but lagged in June.

•	Large-cap stocks outperformed small caps, and growth stocks beat their value counterparts.

•	All market sectors except energy delivered positive returns for the period.

•	The U.S. Federal Reserve (the “Fed”) raised short-term interest rates twice during the period, a move some investors viewed as the end of ultra-cheap money.

•	Factors to watch during the last half of 2017 include the Republican administration’s ability to implement policy, corporate earnings, and continued global market momentum.

Market Environment

Stocks and bonds delivered some of the best first-half-year results investors have seen since 2009. Most of the major domestic and global indexes logged positive returns for the period. However, enthusiasm that powered the market early in the first half of 2017 flattened out as the period ended. The S&P 500® Index* tells the story for the U.S. equity markets. The index returned 9.34 percent for the period and crossed multiple record-high closings on the way. Nearly two-thirds of that growth occurred in the first three months of the year, building on a strong fourth quarter in 2016. However, growth slowed to add just 3.27 percent during the last three months of the period, with the month of June adding only 0.06 percent to the total.

Multiple secular factors affected domestic markets during the reporting period. The new Republican administration picked health care reform as its first policy target, but failed on multiple tries to garner enough votes for passage. As a result, investor optimism about the administration’s ability to implement meaningful policy change has weakened. The Fed raised short-term interest rates twice – in March and June. Neither hike caused undue turbulence, but concerns about how many more and how fast continues to nag investors. Corporate earnings reports for the fourth quarter of 2016 and the first quarter of 2017 offered investors hope that valuations – already deemed high – still had room to run. Oil prices remained above $50 per barrel for much of the period, but dropped in June on concerns of oversupply and of OPEC’s inability to rein in production being offset by U.S. domestic shale fields.

Outside of the U.S., central bankers in Europe and Asia continue to keep a tight hand on fiscal stimulus levers as economies around the globe showed signs of gaining traction. British Prime Minister Theresa May failed in her attempt to gain more seats in Parliament, casting a shadow over

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited) (Continued)

the looming Brexit proceedings. (“Brexit” – an abbreviation for “British exit” – was the United Kingdom’s surprising June 23, 2016 referendum to leave the EU.) While Great Britain saw a spike in uncertainty after June’s snap election (a “snap election” is an election called earlier than expected), European markets gained momentum during the first half of 2017. Asian markets were notable for their lack of volatility and headlines during the period. Emerging markets, as measured by the MSCI Emerging Markets Index*, delivered an 18.43 percent return for the reporting period.

As is often the case, markets rise unevenly. If 2016 was the year for value stocks, 2017 is so far proving to favor growth stocks. Large- and small-cap growth stocks have outperformed their value counterparts by nearly 10 percent for the period. Similarly, the markets favored large-cap stocks over their small-cap brethren. At the S&P 500 sector level, returns across all market sectors except energy and telecommunications were positive for the first half of 2017. Information technology and health care outperformed, gaining 17.1 percent and 16.1 percent, respectively. The energy sector, dragged down by falling oil prices, underperformed, losing 12.6 percent year to date.

Along with investors’ “risk on” attitude toward equity markets, the Fed rate hikes exerted pressure on bond prices. As the Fed raised short-term rates in June, investors began realizing that the era of ultra-cheap money may be ending, which triggered a late June sell-off that pushed yields higher. (Bond yields rise inversely to bond prices.) The yield on the bellwether 10-year U.S. Treasury ended the period at 2.35 percent. Investment-grade and high-yield corporate bonds diverged significantly, as U.S. high-yield corporate bonds bucked the investment-grade bond market trend and posted gains for the reporting period.

For the second half of 2017, we will be watching for signs that the Republican administration’s infrastructure policies are gaining traction and that corporate earnings continue to point toward sustainable corporate growth. We will also pay attention to inflation, interest rates, and continued economic momentum around the globe.

Review and maintain your strategy

MassMutual renewed its commitment to helping people secure their financial future and protect the ones they love in May 2017 with a new brand presence. Please visit MassMutual.com to learn more about MassMutual and how we can help you.

Because we are people helping people, we would like to remind you that, as a long-term investor, it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. The diversified suite of investment options we provide in our MML Series Investment Fund taps into the deep expertise of seasoned asset managers who are committed to helping you prepare for a stronger financial future.

Many of our clients find that working with a personal financial professional can help them define an investment strategy that aligns with how comfortable they are with market volatility, how long they have to save and invest, and their specific financial goals. You may find it valuable to seek out a financial advisor to help you. If you are already working with such an advisor, this may be a good time to re-evaluate your current investment strategy and investment allocations – and to make any adjustments you feel may be needed.

As always, we thank you for your confidence in MassMutual.

Sincerely,

Tina Wilson

President

The information provided is the opinion of MassMutual U.S. Product and Marketing as of 7/1/17 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MML Allocation Fund Series – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MML Allocation Series (the “Series”), and who is the Series’ investment adviser?

The MML Allocation Series comprises five Funds – each of which has a “fund of funds” structure. The five Funds in the Series are MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund.

Each Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation. Each Fund invests in a combination of domestic and international mutual funds (“MML Underlying Funds”) using an asset allocation strategy. MML Underlying Funds can include series of the MML Series Investment Fund and MML Series Investment Fund II (which are advised by MML Investment Advisers, LLC (MML Advisers), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (OFI Global Asset Management), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds. The Series’ investment adviser is MML Advisers.

Through their investment in MML Underlying Funds, the Funds may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high-yield” bonds, including securities in default), inflation-protected securities, bank loans, commodities, real estate, and short-term investments of any kind.

Each Fund’s assets are allocated to its MML Underlying Funds according to an asset allocation strategy stated below. However, a portion of each Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

•	MML Conservative Allocation Fund: Approximately 35% to 45% in equity funds and 55% to 65% in fixed income funds, including money market funds.

•	MML Balanced Allocation Fund: Approximately 45% to 55% in equity funds and 45% to 55% in fixed income funds, including money market funds.

•	MML Moderate Allocation Fund: Approximately 55% to 65% in equity funds and 35% to 45% in fixed income funds, including money market funds.

•	MML Growth Allocation Fund: Approximately 70% to 80% in equity funds and 20% to 30% in fixed income funds, including money market funds.

•	MML Aggressive Allocation Fund: Approximately 85% to 95% in equity funds and 5% to 15% in fixed income funds, including money market funds.

3

MML Allocation Fund Series – Portfolio Summaries (Unaudited)

MML Conservative Allocation Fund Asset Allocation (% of Net Assets) on 6/30/17

Fixed Income Funds	60.4%
Equity Funds	39.7%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Moderate Allocation Fund Asset Allocation (% of Net Assets) on 6/30/17

Equity Funds	59.8%
Fixed Income Funds	40.3%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Balanced Allocation Fund Asset Allocation (% of Net Assets) on 6/30/17

Fixed Income Funds	50.3%
Equity Funds	49.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Growth Allocation Fund Asset Allocation (% of Net Assets) on 6/30/17

Equity Funds	74.8%
Fixed Income Funds	25.3%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Aggressive Allocation Fund Asset Allocation (% of Net Assets) on 6/30/17

Equity Funds	89.9%
Fixed Income Funds	10.2%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

4

MML American Funds Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds® Growth Fund, and who is the Fund’s investment adviser?

The Fund seeks to provide investors with growth of capital through a “master feeder” relationship. (See page 34 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Master Growth Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company, managed by Capital Research and Management Company (Capital Research), which has substantially the same investment objective. The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States. The Master Growth Fund may hold a portion of its assets in cash or cash equivalents. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds Growth Fund Asset Allocation (% of Net Assets) on 6/30/17

Equity Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

5

MML American Funds International Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds® International Fund, and who is the Fund’s investment adviser?

The Fund seeks long-term capital growth of assets through a “master-feeder” relationship. (See page 34 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – International Fund (the “Master International Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company managed by Capital Research and Management Company (Capital Research), which has substantially the same investment objective. The Master International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that Capital Research believes have the potential for growth. The Master International Fund may hold a portion of its assets in cash or cash equivalents. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds International Fund Asset Allocation (% of Net Assets) on 6/30/17

Equity Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

6

MML American Funds Core Allocation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds Core Allocation Fund, and who is the Fund’s investment adviser?

The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation. The Fund is a “fund of funds” and seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series® (the “American Underlying Funds”), managed by Capital Research and Management Company (Capital Research), using a flexible asset allocation approach. The Fund’s investment adviser invests the Fund’s assets in a combination of domestic and international American Underlying Funds. As of the date of this report, it is expected that the American Underlying Funds will include Class 1 shares of the American Funds Insurance Series – Bond Fund, the American Funds Insurance Series – Blue Chip Income and Growth Fund, the American Funds Insurance Series – Growth-Income Fund, and the American Funds Insurance Series – International Fund. The Fund’s investment adviser allocates the Fund’s assets among a variety of different asset classes through investing in American Underlying Funds in response to changing market, economic, and investment conditions. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds Core Allocation Fund Asset Allocation (% of Net Assets) on 6/30/17

Equity Funds	65.1%
Fixed Income Funds	35.0%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

7

MML Conservative Allocation Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 39.7%
MML Blue Chip Growth Fund, Initial Class (a)	680,919	$11,344,116
MML Equity Income Fund, Initial Class (a)	1,003,029	12,477,686
MML Equity Index Fund, Class III (a)	421,944	12,223,714
MML Focused Equity Fund, Class II (a)	224,531	3,325,308
MML Foreign Fund, Initial Class (a)	909,748	9,707,010
MML Fundamental Growth Fund, Class II (a)	642,973	8,345,785
MML Fundamental Value Fund, Class II (a)	807,800	12,609,756
MML Global Fund, Class I (a)	944,085	12,612,979
MML Income & Growth Fund, Initial Class (a)	1,045,922	13,199,532
MML International Equity Fund, Class II (a)	698,499	7,620,628
MML Large Cap Growth Fund, Initial Class (a)	319,135	4,008,337
MML Mid Cap Growth Fund, Initial Class (a)	485,768	7,995,744
MML Mid Cap Value Fund, Initial Class (a)	809,909	9,945,685
MML Small Cap Growth Equity Fund, Initial Class (a)	168,694	2,377,022
MML Small Company Value Fund, Class II (a)	265,932	4,645,840
MML Small/Mid Cap Value Fund, Initial Class (a)	176,839	2,374,954
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	36,714	2,750,644
Oppenheimer Global Fund/VA, Non-Service Shares (a)	190,622	7,933,698
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	3,127,108	30,802,009
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	2,917,319	6,884,872
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	87,544	2,645,571

		185,830,890

Fixed Income Funds — 60.4%
MML Dynamic Bond Fund, Class II (a)	6,652,532	66,924,469
MML High Yield Fund, Class II (a)	1,446,263	14,968,818
MML Inflation-Protected and Income Fund, Initial Class (a)	1,922,721	19,650,205

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	7,780,730	$97,306,931
MML Short-Duration Bond Fund, Class II (a)	2,523,504	24,856,511
MML Total Return Bond Fund, Class II (a)	5,607,629	58,711,878

		282,418,812

TOTAL MUTUAL FUNDS (Cost $460,419,881)		468,249,702

TOTAL LONG-TERM INVESTMENTS (Cost $460,419,881)		468,249,702

TOTAL INVESTMENTS — 100.1% (Cost $460,419,881) (b)		468,249,702

Other Assets/(Liabilities) — (0.1)%		(340,819)

NET ASSETS — 100.0%		$467,908,883

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Balanced Allocation Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 49.8%
MML Blue Chip Growth Fund, Initial Class (a)	1,085,309	$18,081,242
MML Equity Income Fund, Initial Class (a)	1,598,526	19,885,665
MML Equity Index Fund, Class III (a)	606,013	17,556,207
MML Focused Equity Fund, Class II (a)	277,982	4,116,920
MML Foreign Fund, Initial Class (a)	1,635,207	17,447,661
MML Fundamental Growth Fund, Class II (a)	1,133,132	14,708,052
MML Fundamental Value Fund, Class II (a)	1,263,380	19,721,360
MML Global Fund, Class I (a)	1,411,338	18,855,471
MML Income & Growth Fund, Initial Class (a)	1,613,809	20,366,271
MML International Equity Fund, Class II (a)	1,327,790	14,486,192
MML Large Cap Growth Fund, Initial Class (a)	508,949	6,392,397
MML Mid Cap Growth Fund, Initial Class (a)	903,908	14,878,323
MML Mid Cap Value Fund, Initial Class (a)	1,376,114	16,898,684
MML Small Cap Growth Equity Fund, Initial Class (a)	308,939	4,353,187
MML Small Company Value Fund, Class II (a)	399,499	6,979,242
MML Small/Mid Cap Value Fund, Initial Class (a)	344,347	4,624,584
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	68,297	5,116,840
Oppenheimer Global Fund/VA, Non-Service Shares (a)	283,093	11,782,338
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	4,286,651	42,223,515
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	6,243,701	14,735,134
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	139,823	4,225,447

		297,434,732

Fixed Income Funds — 50.3%
MML Dynamic Bond Fund, Class II (a)	6,565,211	66,046,023
MML High Yield Fund, Class II (a)	1,551,867	16,061,824
MML Inflation-Protected and Income Fund, Initial Class (a)	2,140,632	21,877,263

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	8,379,659	$104,797,224
MML Short-Duration Bond Fund, Class II (a)	2,934,904	28,908,809
MML Total Return Bond Fund, Class II (a)	5,956,023	62,359,562

		300,050,705

TOTAL MUTUAL FUNDS (Cost $586,089,174)		597,485,437

TOTAL LONG-TERM INVESTMENTS (Cost $586,089,174)		597,485,437

TOTAL INVESTMENTS — 100.1% (Cost $586,089,174) (b)		597,485,437

Other Assets/(Liabilities) — (0.1)%		(423,714)

NET ASSETS — 100.0%		$597,061,723

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Moderate Allocation Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 59.8%
MML Blue Chip Growth Fund, Initial Class (a)	5,215,911	$86,897,071
MML Equity Income Fund, Initial Class (a)	7,756,527	96,491,190
MML Equity Index Fund, Class III (a)	2,863,790	82,963,982
MML Focused Equity Fund, Class II (a)	1,867,472	27,657,266
MML Foreign Fund, Initial Class (a)	8,426,888	89,914,890
MML Fundamental Growth Fund, Class II (a)	4,902,044	63,628,536
MML Fundamental Value Fund, Class II (a)	6,159,925	96,156,422
MML Global Fund, Class I (a)	6,717,769	89,749,389
MML Income & Growth Fund, Initial Class (a)	7,683,192	96,961,887
MML International Equity Fund, Class II (a)	7,152,023	78,028,569
MML Large Cap Growth Fund, Initial Class (a)	2,631,998	33,057,891
MML Mid Cap Growth Fund, Initial Class (a)	4,887,948	80,455,619
MML Mid Cap Value Fund, Initial Class (a)	6,981,188	85,728,988
MML Small Cap Growth Equity Fund, Initial Class (a)	1,524,713	21,484,376
MML Small Company Value Fund, Class II (a)	2,180,255	38,089,050
MML Small/Mid Cap Value Fund, Initial Class (a)	1,673,683	22,477,560
MML Strategic Emerging Markets Fund, Class II (a)	4,345,593	44,325,050
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	340,933	25,542,702
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,316,360	54,786,915
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	18,798,089	185,161,175
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	20,051,652	47,321,898
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	450,762	13,622,024

		1,460,502,450

	Number of Shares	Value
Fixed Income Funds — 40.3%
MML Dynamic Bond Fund, Class II (a)	21,555,122	$216,844,531
MML High Yield Fund, Class II (a)	5,081,370	52,592,176
MML Inflation-Protected and Income Fund, Initial Class (a)	7,477,094	76,415,900
MML Managed Bond Fund, Initial Class (a)	26,853,353	335,831,903
MML Short-Duration Bond Fund, Class II (a)	10,252,547	100,987,590
MML Total Return Bond Fund, Class II (a)	19,239,362	201,436,118

		984,108,218

TOTAL MUTUAL FUNDS (Cost $2,376,587,050)		2,444,610,668

TOTAL LONG-TERM INVESTMENTS (Cost $2,376,587,050)		2,444,610,668

TOTAL INVESTMENTS — 100.1% (Cost $2,376,587,050) (b)		2,444,610,668

Other Assets/(Liabilities) — (0.1)%		(1,733,502)

NET ASSETS — 100.0%		$2,442,877,166

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MML Growth Allocation Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 74.8%
MML Blue Chip Growth Fund, Initial Class (a)	4,341,279	$72,325,703
MML Equity Income Fund, Initial Class (a)	6,511,436	81,002,265
MML Equity Index Fund, Class III (a)	2,531,445	73,335,965
MML Focused Equity Fund, Class II (a)	1,632,235	24,173,408
MML Foreign Fund, Initial Class (a)	7,340,481	78,322,937
MML Fundamental Growth Fund, Class II (a)	3,596,685	46,684,971
MML Fundamental Value Fund, Class II (a)	5,171,796	80,731,739
MML Global Fund, Class I (a)	5,570,679	74,424,269
MML Income & Growth Fund, Initial Class (a)	6,472,729	81,685,846
MML International Equity Fund, Class II (a)	6,436,523	70,222,468
MML Large Cap Growth Fund, Initial Class (a)	2,240,496	28,140,633
MML Mid Cap Growth Fund, Initial Class (a)	4,511,158	74,253,658
MML Mid Cap Value Fund, Initial Class (a)	5,953,520	73,109,228
MML Small Cap Growth Equity Fund, Initial Class (a)	1,262,764	17,793,312
MML Small Company Value Fund, Class II (a)	1,863,426	32,554,053
MML Small/Mid Cap Value Fund, Initial Class (a)	1,886,405	25,334,418
MML Strategic Emerging Markets Fund, Class II (a)	4,481,081	45,707,028
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	326,915	24,492,481
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,123,963	46,779,341
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	14,163,698	139,512,421
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	17,509,510	41,322,443
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	650,563	19,660,010

		1,251,568,597

	Number of Shares	Value
Fixed Income Funds — 25.3%
MML Dynamic Bond Fund, Class II (a)	8,568,023	$86,194,307
MML High Yield Fund, Class II (a)	1,301,923	13,474,903
MML Inflation-Protected and Income Fund, Initial Class (a)	6,467,300	66,095,808
MML Managed Bond Fund, Initial Class (a)	10,500,009	131,314,622
MML Short-Duration Bond Fund, Class II (a)	4,822,419	47,500,826
MML Total Return Bond Fund, Class II (a)	7,561,782	79,171,852

		423,752,318

TOTAL MUTUAL FUNDS (Cost $1,584,768,468)		1,675,320,915

TOTAL LONG-TERM INVESTMENTS (Cost $1,584,768,468)		1,675,320,915

TOTAL INVESTMENTS — 100.1% (Cost $1,584,768,468) (b)		1,675,320,915

Other Assets/(Liabilities) — (0.1)%		(1,022,078)

NET ASSETS — 100.0%		$1,674,298,837

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML Aggressive Allocation Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 89.9%
MML Blue Chip Growth Fund, Initial Class (a)	481,042	$8,014,153
MML Equity Income Fund, Initial Class (a)	671,696	8,355,896
MML Equity Index Fund, Class III (a)	241,002	6,981,817
MML Focused Equity Fund, Class II (a)	173,615	2,571,231
MML Foreign Fund, Initial Class (a)	788,632	8,414,704
MML Fundamental Growth Fund, Class II (a)	297,569	3,862,439
MML Fundamental Value Fund, Class II (a)	534,802	8,348,256
MML Global Fund, Class I (a)	638,510	8,530,492
MML Income & Growth Fund, Initial Class (a)	670,313	8,459,346
MML International Equity Fund, Class II (a)	675,151	7,365,903
MML Large Cap Growth Fund, Initial Class (a)	238,202	2,991,817
MML Mid Cap Growth Fund, Initial Class (a)	515,627	8,487,229
MML Mid Cap Value Fund, Initial Class (a)	672,741	8,261,259
MML Small Cap Growth Equity Fund, Initial Class (a)	161,016	2,268,841
MML Small Company Value Fund, Class II (a)	213,934	3,737,424
MML Small/Mid Cap Value Fund, Initial Class (a)	209,359	2,811,687
MML Strategic Emerging Markets Fund, Class II (a)	536,702	5,474,357
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	39,145	2,932,712
Oppenheimer Global Fund/VA, Non-Service Shares (a)	119,897	4,990,112
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	1,357,082	13,367,258
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,688,759	3,985,471
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	99,838	3,017,117

		133,229,521

Fixed Income Funds — 10.2%
MML Dynamic Bond Fund, Class II (a)	227,995	2,293,634

	Number of Shares	Value
MML Inflation-Protected and Income Fund, Initial Class (a)	377,876	$3,861,892
MML Managed Bond Fund, Initial Class (a)	288,601	3,609,280
MML Short-Duration Bond Fund, Class II (a)	325,263	3,203,839
MML Total Return Bond Fund, Class II (a)	204,234	2,138,330

		15,106,975

TOTAL MUTUAL FUNDS (Cost $141,062,844)		148,336,496

TOTAL LONG-TERM INVESTMENTS (Cost $141,062,844)		148,336,496

TOTAL INVESTMENTS — 100.1% (Cost $141,062,844) (b)		148,336,496

Other Assets/(Liabilities) — (0.1)%		(99,600)

NET ASSETS — 100.0%		$148,236,896

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MML American Funds Growth Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Growth Fund, Class 1	2,250,491	$157,714,431

TOTAL MUTUAL FUNDS (Cost $150,020,793)		157,714,431

TOTAL LONG-TERM INVESTMENTS (Cost $150,020,793)		157,714,431

TOTAL INVESTMENTS — 100.1% (Cost $150,020,793) (a)		157,714,431

Other Assets/(Liabilities) — (0.1)%		(179,321)

NET ASSETS — 100.0%		$157,535,110

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MML American Funds International Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds International Fund, Class 1	3,136,452	$61,694,015

TOTAL MUTUAL FUNDS (Cost $56,903,538)		61,694,015

TOTAL LONG-TERM INVESTMENTS (Cost $56,903,538)		61,694,015

TOTAL INVESTMENTS — 100.1% (Cost $56,903,538) (a)		61,694,015

Other Assets/(Liabilities) — (0.1)%		(80,499)

NET ASSETS — 100.0%		$61,613,516

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MML American Funds Core Allocation Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 65.1%
American Funds Blue Chip Income and Growth Fund, Class 1	17,726,801	$243,566,250
American Funds Growth-Income Fund, Class 1	6,489,752	295,737,997
American Funds International Fund, Class 1	6,877,362	135,277,713

		674,581,960

Fixed Income Funds — 35.0%
American Funds Bond Fund, Class 1	33,440,972	363,168,956

TOTAL MUTUAL FUNDS (Cost $995,502,517)		1,037,750,916

TOTAL LONG-TERM INVESTMENTS (Cost $995,502,517)		1,037,750,916

TOTAL INVESTMENTS — 100.1% (Cost $995,502,517) (a)		1,037,750,916

Other Assets/(Liabilities) — (0.1)%		(1,128,637)

NET ASSETS — 100.0%		$1,036,622,279

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$-	$-
Investments, at value — affiliated issuers (Note 2 & 7) (b)	468,249,702	597,485,437

Total investments	468,249,702	597,485,437

Receivables from:
Investments sold	13,565	9,372
Investment adviser (Note 3)	-	-
Fund shares sold	354,155	212,367

Total assets	468,617,422	597,707,176

Liabilities:
Payables for:
Investments purchased	173,929	87,847
Fund shares repurchased	191,658	131,190
Trustees’ fees and expenses (Note 3)	52,220	62,433
Affiliates (Note 3):
Investment advisory fees	38,690	49,261
Administration fees	-	-
Service fees	222,697	283,604
Accrued expense and other liabilities	29,345	31,118

Total liabilities	708,539	645,453

Net assets	$467,908,883	$597,061,723

Net assets consist of:
Paid-in capital	$440,436,367	$546,542,169
Undistributed (accumulated) net investment income (loss)	11,247,327	12,346,539
Accumulated net realized gain (loss) on investments and foreign currency transactions	8,395,368	26,776,752
Net unrealized appreciation (depreciation) on investments and foreign currency translations	7,829,821	11,396,263

Net assets	$467,908,883	$597,061,723

(a) Cost of investments — unaffiliated issuers:	$-	$-
(b) Cost of investments — affiliated issuers:	$460,419,881	$586,089,174

The accompanying notes are an integral part of the financial statements.

16

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$-	$-	$-	$157,714,431	$61,694,015	$1,037,750,916
2,444,610,668	1,675,320,915	148,336,496	-	-	-

2,444,610,668	1,675,320,915	148,336,496	157,714,431	61,694,015	1,037,750,916

23,392	385,150	76,713	1,275,394	1,061,446	-
-	-	-	-	842	-
479,300	40,610	17,222	19,811	49,421	488,167

2,445,113,360	1,675,746,675	148,430,431	159,009,636	62,805,724	1,038,239,083

168,524	-	-	-	-	407,070
323,082	418,154	93,269	1,294,496	1,110,590	76,445
221,045	191,673	12,487	11,972	6,269	80,348

201,806	138,407	12,200	19,718	7,748	164,764
-	-	-	32,863	12,913	213,361
1,257,366	648,925	52,263	97,244	38,137	637,757
64,371	50,679	23,316	18,233	16,551	37,059

2,236,194	1,447,838	193,535	1,474,526	1,192,208	1,616,804

$2,442,877,166	$1,674,298,837	$148,236,896	$157,535,110	$61,613,516	$1,036,622,279

$2,192,429,915	$1,413,091,957	$131,100,244	$117,434,206	$49,868,641	$850,375,165
45,346,559	25,592,539	1,659,779	199,564	508,991	15,254,897
137,077,074	145,061,894	8,203,221	32,207,702	6,445,407	128,743,818
68,023,618	90,552,447	7,273,652	7,693,638	4,790,477	42,248,399

$2,442,877,166	$1,674,298,837	$148,236,896	$157,535,110	$61,613,516	$1,036,622,279

$-	$-	$-	$150,020,793	$56,903,538	$995,502,517
$2,376,587,050	$1,584,768,468	$141,062,844	$-	$-	$-

17

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Initial Class shares:
Net assets	$109,868,833	$138,607,442

Shares outstanding (a)	10,838,099	13,450,967

Net asset value, offering price and redemption price per share	$10.14	$10.30

Service Class shares:
Net assets	$358,040,050	$458,454,281

Shares outstanding (a)	35,709,233	44,909,848

Net asset value, offering price and redemption price per share	$10.03	$10.21

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

18

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$419,102,296	$631,371,189	$62,736,616	$-	$-	$-

37,697,412	63,593,740	5,911,601	-	-	-

$11.12	$9.93	$10.61	$-	$-	$-

$2,023,774,870	$1,042,927,648	$85,500,280	$-	$-	$-

184,089,024	105,949,156	8,165,394	-	-	-

$10.99	$9.84	$10.47	$-	$-	$-

$-	$-	$-	$157,535,110	$61,613,516	$1,036,622,279

-	-	-	11,094,791	5,707,077	81,117,892

$-	$-	$-	$14.20	$10.80	$12.78

19

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$-	$-
Dividends — affiliated issuers (Note 7)	2,503,115	2,854,692
Interest	-	-

Total investment income	2,503,115	2,854,692

Expenses (Note 3):
Investment advisory fees	233,827	291,589
Custody fees	11,485	11,489
Audit fees	15,346	15,388
Legal fees	2,170	2,599
Proxy fees	485	485
Shareholder reporting fees	5,669	6,582
Trustees’ fees	13,176	15,796

	282,158	343,928
Administration fees:
Service Class I	-	-
Service fees:
Service Class	445,939	558,155
Service Class I	-	-

Total expenses	728,097	902,083
Expenses waived (Note 3):
Service Class I fees reimbursed by adviser	-	-

Net expenses	728,097	902,083

Net investment income (loss)	1,775,018	1,952,609

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	50	-
Investment transactions — affiliated issuers (Note 7)	(1,717,088)	2,904,356
Realized gain distributions — unaffiliated issuers	-	-
Realized gain distributions — affiliated issuers (Note 7)	577,671	841,861

Net realized gain (loss)	(1,139,367)	3,746,217

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	-	-
Investment transactions — affiliated issuers	23,281,356	28,946,182

Net change in unrealized appreciation (depreciation)	23,281,356	28,946,182

Net realized gain (loss) and change in unrealized appreciation (depreciation)	22,141,989	32,692,399

Net increase (decrease) in net assets resulting from operations	$23,917,007	$34,645,008

The accompanying notes are an integral part of the financial statements.

20

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$-	$-	$-	$252,093	$214,299	$4,234,419
9,908,150	5,363,618	361,956	-	-	-
-	-	-	-	-	1

9,908,150	5,363,618	361,956	252,093	214,299	4,234,420

1,201,516	821,606	70,441	112,725	44,322	962,882
11,994	12,014	11,989	1,097	1,097	3,308
16,053	15,784	15,222	15,224	15,193	15,506
10,329	6,979	568	579	248	3,872
485	485	485	486	485	485
24,098	16,529	2,357	3,376	1,979	15,088
65,466	44,277	3,597	3,798	1,555	25,365

1,329,941	917,674	104,659	137,285	64,879	1,026,506

-	-	-	187,876	73,871	1,242,716

2,487,244	1,280,084	100,084	-	-	-
-	-	-	187,876	73,870	1,242,716

3,817,185	2,197,758	204,743	513,037	212,620	3,511,938

-	-	-	-	(5,784)	-

3,817,185	2,197,758	204,743	513,037	206,836	3,511,938

6,090,965	3,165,860	157,213	(260,944)	7,463	722,482

587	9	-	2,952,046	610,001	23,236,178
22,131,715	30,817,142	(15,096)	-	-	-
-	-	-	15,027,196	718,531	34,503,851
3,578,696	3,008,022	346,407	-	-	-

25,710,998	33,825,173	331,311	17,979,242	1,328,532	57,740,029

-	-	-	2,764,207	8,571,609	8,713,476
131,599,751	94,585,339	12,399,075	-	-	-

131,599,751	94,585,339	12,399,075	2,764,207	8,571,609	8,713,476

157,310,749	128,410,512	12,730,386	20,743,449	9,900,141	66,453,505

$163,401,714	$131,576,372	$12,887,599	$20,482,505	$9,907,604	$67,175,987

21

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Conservative Allocation Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,775,018	$8,815,104
Net realized gain (loss) on investment transactions	(1,139,367)	11,855,964
Net change in unrealized appreciation (depreciation) on investments	23,281,356	5,658,961

Net increase (decrease) in net assets resulting from operations	23,917,007	26,330,029

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(2,692,993)
Service Class	-	(7,810,262)

Total distributions from net investment income	-	(10,503,255)

From net realized gains:
Initial Class	-	(5,991,228)
Service Class	-	(19,296,742)

Total distributions from net realized gains	-	(25,287,970)

Net fund share transactions (Note 5):
Initial Class	(8,903,299)	(2,460,478)
Service Class	(24,457,288)	32,960,765

Increase (decrease) in net assets from fund share transactions	(33,360,587)	30,500,287

Total increase (decrease) in net assets	(9,443,580)	21,039,091
Net assets
Beginning of period	477,352,463	456,313,372

End of period	$467,908,883	$477,352,463

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$11,247,327	$9,472,309

The accompanying notes are an integral part of the financial statements.

22

MML Balanced Allocation Fund		MML Moderate Allocation Fund		MML Growth Allocation Fund
Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

$1,952,609	$9,511,083	$6,090,965	$34,983,877	$3,165,860	$19,299,811
3,746,217	24,558,771	25,710,998	117,554,816	33,825,173	116,462,293
28,946,182	(1,121,085)	131,599,751	(494,607)	94,585,339	(23,017,750)

34,645,008	32,948,769	163,401,714	152,044,086	131,576,372	112,744,354

-	(3,170,342)	-	(8,560,018)	-	(11,364,240)
-	(9,076,660)	-	(36,427,389)	-	(16,338,690)

-	(12,247,002)	-	(44,987,407)	-	(27,702,930)

-	(9,368,018)	-	(28,611,812)	-	(62,519,828)
-	(30,031,130)	-	(137,512,376)	-	(104,164,195)

-	(39,399,148)	-	(166,124,188)	-	(166,684,023)

(4,357,984)	(5,081,384)	(21,163,415)	5,105,108	(25,783,813)	31,458,137
(6,937,391)	25,725,103	(80,071,452)	95,942,271	(40,300,375)	49,887,306

(11,295,375)	20,643,719	(101,234,867)	101,047,379	(66,084,188)	81,345,443

23,349,633	1,946,338	62,166,847	41,979,870	65,492,184	(297,156)

573,712,090	571,765,752	2,380,710,319	2,338,730,449	1,608,806,653	1,609,103,809

$597,061,723	$573,712,090	$2,442,877,166	$2,380,710,319	$1,674,298,837	$1,608,806,653

$12,346,539	$10,393,930	$45,346,559	$39,255,594	$25,592,539	$22,426,679

23

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Aggressive Allocation Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$157,213	$1,189,624
Net realized gain (loss) on investment transactions	331,311	8,516,396
Net change in unrealized appreciation (depreciation) on investments	12,399,075	635,660

Net increase (decrease) in net assets resulting from operations	12,887,599	10,341,680

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(870,484)
Service Class	-	(924,943)
Service Class I	-	-

Total distributions from net investment income	-	(1,795,427)

From net realized gains:
Initial Class	-	(5,951,535)
Service Class	-	(7,461,136)
Service Class I	-	-

Total distributions from net realized gains	-	(13,412,671)

Net fund share transactions (Note 5):
Initial Class	(1,346,881)	5,130,219
Service Class	4,641,249	8,398,579
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	3,294,368	13,528,798

Total increase (decrease) in net assets	16,181,967	8,662,380
Net assets
Beginning of period	132,054,929	123,392,549

End of period	$148,236,896	$132,054,929

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,659,779	$1,502,566

The accompanying notes are an integral part of the financial statements.

24

MML American Funds Growth Fund		MML American Funds International Fund		MML American Funds Core Allocation Fund
Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

$(260,944)	$472,434	$7,463	$508,452	$722,482	$11,027,800
17,979,242	14,235,317	1,328,532	5,126,012	57,740,029	74,881,291
2,764,207	(3,419,681)	8,571,609	(4,007,082)	8,713,476	(12,582,717)

20,482,505	11,288,070	9,907,604	1,627,382	67,175,987	73,326,374

-	-	-	-	-	-
-	-	-	-	-	-
-	(267,323)	-	(632,920)	-	(16,088,756)

-	(267,323)	-	(632,920)	-	(16,088,756)

-	-	-	-	-	-
-	-	-	-	-	-
-	(29,068,974)	-	(3,955,087)	-	(66,430,452)

-	(29,068,974)	-	(3,955,087)	-	(66,430,452)

-	-	-	-	-	-
-	-	-	-	-	-
(2,788,124)	30,222,393	(2,265,953)	1,343,819	27,996,389	137,539,582

(2,788,124)	30,222,393	(2,265,953)	1,343,819	27,996,389	137,539,582

17,694,381	12,174,166	7,641,651	(1,616,806)	95,172,376	128,346,748

139,840,729	127,666,563	53,971,865	55,588,671	941,449,903	813,103,155

$157,535,110	$139,840,729	$61,613,516	$53,971,865	$1,036,622,279	$941,449,903

$199,564	$460,508	$508,991	$501,528	$15,254,897	$14,532,415

25

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Conservative Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/17[r]	$9.63	$0.05	$0.46	$0.51	$-	$-	$-	$10.14	5.30%	[b]	$109,869	0.12%	[a]	0.95%	[a]
12/31/16	9.83	0.20	0.37	0.57	(0.24)	(0.53)	(0.77)	9.63	5.78%		112,989	0.12%		2.01%
12/31/15	10.94	0.21	(0.25)	(0.04)	(0.32)	(0.75)	(1.07)	9.83	(0.38%	)	117,636	0.12%		1.96%
12/31/14	11.40	0.25	0.33	0.58	(0.29)	(0.75)	(1.04)	10.94	5.13%		131,214	0.13%		2.22%
12/31/13	10.81	0.25	0.93	1.18	(0.26)	(0.33)	(0.59)	11.40	11.32%		141,078	0.13%		2.19%
12/31/12	10.24	0.25	0.90	1.15	(0.21)	(0.37)	(0.58)	10.81	11.40%		140,899	0.13%		2.29%
Service Class
06/30/17[r]	$9.53	$0.03	$0.47	$0.50	$-	$-	$-	$10.03	5.25%	[b]	$358,040	0.37%	[a]	0.70%	[a]
12/31/16	9.74	0.18	0.35	0.53	(0.21)	(0.53)	(0.74)	9.53	5.48%		364,364	0.37%		1.80%
12/31/15	10.85	0.19	(0.26)	(0.07)	(0.29)	(0.75)	(1.04)	9.74	(0.63%	)	338,677	0.37%		1.76%
12/31/14	11.32	0.23	0.31	0.54	(0.26)	(0.75)	(1.01)	10.85	4.83%		342,234	0.38%		2.01%
12/31/13	10.74	0.22	0.93	1.15	(0.24)	(0.33)	(0.57)	11.32	11.07%		326,916	0.38%		1.96%
12/31/12	10.18	0.22	0.90	1.12	(0.19)	(0.37)	(0.56)	10.74	11.15%		295,560	0.38%		2.05%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate[x]	5%	24%	29%	33%	33%	18%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

26

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Balanced Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/17[r]	$9.70	$0.04	$0.56	$0.60	$-	$-	$-	$10.30	6.19%	[b]	$138,607	0.12%	[a]	0.86%	[a]
12/31/16	10.05	0.18	0.43	0.61	(0.24)	(0.72)	(0.96)	9.70	6.15%		134,716	0.12%		1.84%
12/31/15	11.23	0.19	(0.23)	(0.04)	(0.31)	(0.83)	(1.14)	10.05	(0.36%	)	144,084	0.12%		1.77%
12/31/14	11.58	0.24	0.38	0.62	(0.25)	(0.72)	(0.97)	11.23	5.35%		167,530	0.12%		2.05%
12/31/13	10.85	0.23	1.29	1.52	(0.28)	(0.51)	(0.79)	11.58	14.49%		164,583	0.13%		1.99%
12/31/12	10.06	0.22	1.01	1.23	(0.19)	(0.25)	(0.44)	10.85	12.40%		148,872	0.13%		2.08%
Service Class
06/30/17[r]	$9.62	$0.03	$0.56	$0.59	$-	$-	$-	$10.21	6.13%	[b]	$458,454	0.37%	[a]	0.61%	[a]
12/31/16	9.98	0.16	0.42	0.58	(0.22)	(0.72)	(0.94)	9.62	5.82%		438,996	0.37%		1.62%
12/31/15	11.16	0.17	(0.23)	(0.06)	(0.29)	(0.83)	(1.12)	9.98	(0.61%	)	427,682	0.37%		1.56%
12/31/14	11.52	0.21	0.37	0.58	(0.22)	(0.72)	(0.94)	11.16	5.07%		430,872	0.37%		1.81%
12/31/13	10.80	0.20	1.28	1.48	(0.25)	(0.51)	(0.76)	11.52	14.23%		393,650	0.38%		1.75%
12/31/12	10.02	0.19	1.01	1.20	(0.17)	(0.25)	(0.42)	10.80	12.12%		312,268	0.38%		1.83%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate[x]	8%	18%	26%	23%	22%	21%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

27

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Moderate Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/17[r]	$10.38	$0.04	$0.70	$0.74	$-	$-	$-	$11.12	7.13%	[b]	$419,102	0.11%	[a]	0.71%	[a]
12/31/16	10.66	0.18	0.54	0.72	(0.23)	(0.77)	(1.00)	10.38	6.89%		411,730	0.11%		1.69%
12/31/15	11.83	0.18	(0.26)	(0.08)	(0.28)	(0.81)	(1.09)	10.66	(0.64%	)	416,556	0.11%		1.59%
12/31/14	12.10	0.21	0.47	0.68	(0.21)	(0.74)	(0.95)	11.83	5.61%		465,943	0.11%		1.76%
12/31/13	10.96	0.20	1.66	1.86	(0.21)	(0.51)	(0.72)	12.10	17.57%		465,692	0.12%		1.74%
12/31/12	10.04	0.20	1.11	1.31	(0.16)	(0.23)	(0.39)	10.96	13.17%		410,035	0.12%		1.82%
Service Class
06/30/17[r]	$10.28	$0.02	$0.69	$0.71	$-	$-	$-	$10.99	6.91%	[b]	$2,023,775	0.36%	[a]	0.46%	[a]
12/31/16	10.57	0.15	0.53	0.68	(0.20)	(0.77)	(0.97)	10.28	6.59%		1,968,981	0.36%		1.45%
12/31/15	11.74	0.16	(0.26)	(0.10)	(0.26)	(0.81)	(1.07)	10.57	(0.86%	)	1,922,174	0.36%		1.38%
12/31/14	12.02	0.19	0.46	0.65	(0.19)	(0.74)	(0.93)	11.74	5.37%		1,790,903	0.36%		1.55%
12/31/13	10.89	0.18	1.65	1.83	(0.19)	(0.51)	(0.70)	12.02	17.37%		1,480,843	0.37%		1.51%
12/31/12	9.99	0.17	1.10	1.27	(0.14)	(0.23)	(0.37)	10.89	12.82%		1,060,743	0.37%		1.60%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate[x]	6%	14%	19%	19%	19%	18%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

28

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Growth Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/17[r]	$9.16	$0.03	$0.74	$0.77	$-	$-	$-	$9.93	8.41%	[b]	$631,371	0.11%	[a]	0.54%	[a]
12/31/16	9.69	0.13	0.58	0.71	(0.19)	(1.05)	(1.24)	9.16	7.57%		607,088	0.11%		1.38%
12/31/15	11.28	0.13	(0.21)	(0.08)	(0.28)	(1.23)	(1.51)	9.69	(0.71%	)	605,993	0.11%		1.22%
12/31/14	11.80	0.16	0.52	0.68	(0.19)	(1.01)	(1.20)	11.28	5.77%		660,986	0.11%		1.39%
12/31/13	10.66	0.16	2.13	2.29	(0.21)	(0.94)	(1.15)	11.80	22.64%		659,823	0.12%		1.36%
12/31/12	9.53	0.15	1.22	1.37	(0.14)	(0.10)	(0.24)	10.66	14.49%		559,044	0.12%		1.43%
Service Class
06/30/17[r]	$9.09	$0.01	$0.74	$0.75	$-	$-	$-	$9.84	8.25%	[b]	$1,042,928	0.36%	[a]	0.29%	[a]
12/31/16	9.63	0.11	0.56	0.67	(0.16)	(1.05)	(1.21)	9.09	7.23%		1,001,718	0.36%		1.13%
12/31/15	11.22	0.11	(0.22)	(0.11)	(0.25)	(1.23)	(1.48)	9.63	(0.97%	)	1,003,111	0.36%		0.98%
12/31/14	11.74	0.13	0.52	0.65	(0.16)	(1.01)	(1.17)	11.22	5.56%		1,034,580	0.36%		1.14%
12/31/13	10.62	0.13	2.11	2.24	(0.18)	(0.94)	(1.12)	11.74	22.25%		995,436	0.37%		1.11%
12/31/12	9.49	0.12	1.23	1.35	(0.12)	(0.10)	(0.22)	10.62	14.28%		826,960	0.37%		1.18%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate[x]	9%	17%	22%	25%	22%	27%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

29

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Aggressive Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[w,j]		Net investment income (loss) to average daily net assets
Initial Class
06/30/17[r]	$9.67	$0.02	$0.92	$0.94	$-	$-	$-	$10.61	9.72%	[b]	$62,737	0.15%	[a]	N/A		0.36%	[a]
12/31/16	10.10	0.11	0.72	0.83	(0.16)	(1.10)	(1.26)	9.67	8.54%		58,438	0.15%		N/A		1.09%
12/31/15	11.86	0.10	(0.20)	(0.10)	(0.25)	(1.41)	(1.66)	10.10	(0.84%	)	55,420	0.16%		N/A		0.92%
12/31/14	12.38	0.12	0.60	0.72	(0.14)	(1.10)	(1.24)	11.86	5.85%		57,996	0.17%		N/A		0.98%
12/31/13	10.47	0.11	2.65	2.76	(0.14)	(0.71)	(0.85)	12.38	27.39%		56,721	0.19%		0.19%	[l]	0.94%
12/31/12	9.12	0.10	1.33	1.43	(0.08)	-	(0.08)	10.47	15.73%		45,399	0.20%		0.20%	[k]	0.98%
Service Class
06/30/17[r]	$9.56	$0.01	$0.90	$0.91	$-	$-	$-	$10.47	9.52%	[b]	$85,500	0.40%	[a]	N/A		0.12%	[a]
12/31/16	10.00	0.08	0.72	0.80	(0.14)	(1.10)	(1.24)	9.56	8.28%		73,617	0.40%		N/A		0.84%
12/31/15	11.76	0.08	(0.21)	(0.13)	(0.22)	(1.41)	(1.63)	10.00	(1.07%	)	67,973	0.41%		N/A		0.69%
12/31/14	12.29	0.09	0.59	0.68	(0.11)	(1.10)	(1.21)	11.76	5.61%		62,711	0.42%		N/A		0.77%
12/31/13	10.40	0.08	2.64	2.72	(0.12)	(0.71)	(0.83)	12.29	27.15%		51,320	0.44%		0.44%	[l]	0.74%
12/31/12	9.07	0.07	1.32	1.39	(0.06)	-	(0.06)	10.40	15.35%		34,472	0.45%		0.45%	[k]	0.72%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate[x]	13%	19%	22%	31%	27%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

30

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]		Ratio of expenses to average daily net assets after expense waivers[u,j]		Net investment income (loss) to average daily net assets
Service Class I
06/30/17[r]	$12.37	$(0.02)	$1.85	$1.83	$-	$-	$-	$14.20	14.79%	[b]	$157,535	0.68%	[a]	0.68%	al	(0.35%	)[a]
12/31/16	14.53	0.05	1.16	1.21	(0.03)	(3.34)	(3.37)	12.37	9.00%		139,841	0.69%		0.69%	[l]	0.37%
12/31/15	14.67	0.03	0.84	0.87	(0.10)	(0.91)	(1.01)	14.53	6.41%		127,667	0.69%		0.69%	[l]	0.22%
12/31/14	14.14	0.12	1.00	1.12	(0.06)	(0.53)	(0.59)	14.67	7.99%		111,927	0.70%		0.70%	[l]	0.83%
12/31/13	11.16	0.07	3.19	3.26	(0.04)	(0.24)	(0.28)	14.14	29.56%		94,167	0.70%		0.70%	[k]	0.55%
12/31/12	9.61	0.05	1.62	1.67	(0.02)	(0.10)	(0.12)	11.16	17.41%		66,069	0.74%		0.70%		0.44%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate[x]	6%	8%	7%	4%	8%	6%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
x	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

31

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds International Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]		Ratio of expenses to average daily net assets after expense waivers[u,j]		Net investment income (loss) to average daily net assets
Service Class I
06/30/17[r]	$9.12	$0.00	[d]	$1.68	$1.68	$-	$-	$-	$10.80	18.42%	[b]	$61,614	0.72%	[a]	0.70%	[a]	0.03%	[a]
12/31/16	9.63	0.09		0.21	0.30	(0.11)	(0.70)	(0.81)	9.12	2.97%		53,972	0.72%		0.70%		0.94%
12/31/15	10.48	0.12		(0.63)	(0.51)	(0.10)	(0.24)	(0.34)	9.63	(4.93%	)	55,589	0.72%		0.70%		1.14%
12/31/14	11.27	0.11		(0.43)	(0.32)	(0.10)	(0.37)	(0.47)	10.48	(3.09%	)	51,341	0.73%		0.70%		1.02%
12/31/13	9.62	0.10		1.88	1.98	(0.10)	(0.23)	(0.33)	11.27	21.09%		48,455	0.74%		0.70%		0.98%
12/31/12	8.44	0.10		1.34	1.44	(0.12)	(0.14)	(0.26)	9.62	17.38%		38,624	0.79%		0.70%		1.11%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate[x]	6%	12%	4%	6%	8%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
x	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

32

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds Core Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[w,j]	Net investment income (loss) to average daily net assets
Service Class I
06/30/17[r]	$11.94	$0.01	$0.83	$0.84	$-	$-	$-	$12.78	7.04%	[b]	$1,036,622	0.71%	[a]	N/A	0.15%	[a]
12/31/16	12.08	0.16	0.92	1.08	(0.24)	(0.98)	(1.22)	11.94	8.97%		941,450	0.71%		N/A	1.29%
12/31/15	12.72	0.16	(0.31)	(0.15)	(0.17)	(0.32)	(0.49)	12.08	(1.12%	)	813,103	0.71%		N/A	1.28%
12/31/14	12.28	0.21	0.78	0.99	(0.13)	(0.42)	(0.55)	12.72	8.05%		696,608	0.72%		N/A	1.71%
12/31/13	10.72	0.19	1.73	1.92	(0.15)	(0.21)	(0.36)	12.28	18.30%		550,517	0.72%		0.72%[l]	1.68%
12/31/12	10.00	0.17	0.99	1.16	(0.16)	(0.28)	(0.44)	10.72	11.70%		422,997	0.73%		0.73%[l]	1.63%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate[x]	9%	7%	3%	3%	8%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

33

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are eight series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds® Growth Fund (“MML American Funds Growth Fund”)

MML American Funds® International Fund (“MML American Funds International Fund”)

MML American Funds Core Allocation Fund (“MML American Funds Core Allocation Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II (which are advised by MML Investment Advisers, LLC (“MML Advisers”)), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc., a majority-owned, indirect subsidiary of MassMutual), and non-affiliated funds (together, the “MML Underlying Funds”). The financial statements included herein are those of the Funds. The financial statements of the applicable MML Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539. The assets of each of the five Allocation Funds listed above are diversified and a shareholder’s interest is limited to the MML Underlying Funds in which the shares are invested.

MML American Funds Growth Fund and MML American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Summary Investment Portfolios, are provided separately and should be read in conjunction with the Feeder Funds’ financial statements. As of June 30, 2017, the MML American Funds Growth Fund and MML American Funds International Fund owned 0.67% and 0.70% of the Growth and International Master Funds, respectively. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

The SEC file number for the American Funds Insurance Series is 811-03857. Additional information related to the Master Funds’ financial reports can be located on the SEC’s EDGAR database on its website at http://www.sec.gov.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

34

Notes to Financial Statements (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund or Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Master Fund or Underlying Funds. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

Certain Underlying Funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and Master Funds, as applicable, explain the valuation methods for the Underlying Funds and Master Funds, including the circumstances under which the Underlying Funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of June 30, 2017. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments

The Funds had no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period ended June 30, 2017. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from

35

Notes to Financial Statements (Unaudited) (Continued)

litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds or Master Funds. Because the Underlying Funds have varied expense and fee levels, and the Allocation Funds and MML American Funds Core Allocation Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each of the Allocation Funds and MML American Funds Core Allocation Fund will vary.

Foreign Securities

Certain Underlying Funds or Master Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

36

Notes to Financial Statements (Unaudited) (Continued)

3.	Advisory Fees and Other Transactions

Investment Advisory Fees

MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Fund	Investment Advisory Fee
Conservative Allocation Fund	0.10%
Balanced Allocation Fund	0.10%
Moderate Allocation Fund	0.10%
Growth Allocation Fund	0.10%
Aggressive Allocation Fund	0.10%
MML American Funds Growth Fund	0.15% on the first $500 million; and
0.125% on any excess over $500 million
MML American Funds International Fund	0.15% on the first $500 million; and
0.125% on any excess over $500 million
MML American Funds Core Allocation Fund	0.20% on the first $750 million; and
0.175% on any excess over $750 million

Administration Fees

For the MML American Funds Growth Fund, MML American Funds International Fund, and MML American Funds Core Allocation Fund, under a separate Administrative and Shareholder Services Agreement between the Funds and MML Advisers, MML Advisers is obligated to provide all necessary administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

Service Class I
MML American Funds Growth Fund	0.25%
MML American Funds International Fund	0.25%
MML American Funds Core Allocation Fund	0.25%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

37

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Master Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

Service Class I
MML American Funds Growth Fund*	0.70%
MML American Funds International Fund*	0.70%

#	Master Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2018.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

Elaine A. Sarsynski resigned as a Trustee of the Trust effective as of February 1, 2017. Teresa Hassara became a Trustee of the Trust effective as of June 6, 2017.

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investments in Underlying Funds or Master Funds (excluding short-term investments) for the period ended June 30, 2017, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Conservative Allocation Fund	$-	$25,152,231	$-	$56,170,496
Balanced Allocation Fund	-	44,752,703	-	53,239,909
Moderate Allocation Fund	-	156,022,791	-	247,535,241
Growth Allocation Fund	-	147,519,161	-	207,387,257
Aggressive Allocation Fund	-	22,341,368	-	18,536,094
MML American Funds Growth Fund	-	20,446,095	-	8,449,189
MML American Funds International Fund	-	3,402,056	-	4,935,223
MML American Funds Core Allocation Fund	-	154,843,425	-	91,513,804

38

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount

Conservative Allocation Fund Initial Class
Sold	305,421	$3,056,518	1,356,985	$13,299,244
Issued as reinvestment of dividends	-	-	901,788	8,684,221
Redeemed	(1,203,591)	(11,959,817)	(2,493,168)	(24,443,943)

Net increase (decrease)	(898,170)	$(8,903,299)	(234,395)	$(2,460,478)

Conservative Allocation Fund Service Class
Sold	1,343,435	$13,205,670	7,357,528	$71,400,199
Issued as reinvestment of dividends	-	-	2,841,405	27,107,004
Redeemed	(3,851,036)	(37,662,958)	(6,752,196)	(65,546,438)

Net increase (decrease)	(2,507,601)	$(24,457,288)	3,446,737	$32,960,765

Balanced Allocation Fund Initial Class
Sold	732,057	$7,344,433	758,080	$7,515,695
Issued as reinvestment of dividends	-	-	1,299,312	12,538,360
Redeemed	(1,164,418)	(11,702,417)	(2,510,382)	(25,135,439)

Net increase (decrease)	(432,361)	$(4,357,984)	(452,990)	$(5,081,384)

Balanced Allocation Fund Service Class
Sold	1,858,261	$18,521,931	3,242,682	$31,965,320
Issued as reinvestment of dividends	-	-	4,082,233	39,107,790
Redeemed	(2,559,836)	(25,459,322)	(4,585,592)	(45,348,007)

Net increase (decrease)	(701,575)	$(6,937,391)	2,739,323	$25,725,103

Moderate Allocation Fund Initial Class
Sold	690,677	$7,482,454	1,909,387	$20,138,659
Issued as reinvestment of dividends	-	-	3,619,457	37,171,830
Redeemed	(2,658,698)	(28,645,869)	(4,934,301)	(52,205,381)

Net increase (decrease)	(1,968,021)	$(21,163,415)	594,543	$5,105,108

Moderate Allocation Fund Service Class
Sold	2,977,648	$31,930,254	8,936,099	$92,912,593
Issued as reinvestment of dividends	-	-	17,086,421	173,939,765
Redeemed	(10,480,111)	(112,001,706)	(16,363,697)	(170,910,087)

Net increase (decrease)	(7,502,463)	$(80,071,452)	9,658,823	$95,942,271

Growth Allocation Fund Initial Class
Sold	603,221	$5,801,573	1,578,677	$14,808,352
Issued as reinvestment of dividends	-	-	8,209,341	73,884,068
Redeemed	(3,281,743)	(31,585,386)	(6,047,828)	(57,234,283)

Net increase (decrease)	(2,678,522)	$(25,783,813)	3,740,190	$31,458,137

Growth Allocation Fund Service Class
Sold	1,410,559	$13,419,524	2,613,115	$24,405,528
Issued as reinvestment of dividends	-	-	13,479,070	120,502,885
Redeemed	(5,615,494)	(53,719,899)	(10,131,162)	(95,021,107)

Net increase (decrease)	(4,204,935)	$(40,300,375)	5,961,023	$49,887,306

39

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount

Aggressive Allocation Fund Initial Class
Sold	226,198	$2,317,060	597,830	$5,824,037
Issued as reinvestment of dividends	-	-	723,438	6,822,019
Redeemed	(355,539)	(3,663,941)	(766,148)	(7,515,837)

Net increase (decrease)	(129,341)	$(1,346,881)	555,120	$5,130,219

Aggressive Allocation Fund Service Class
Sold	766,497	$7,738,719	791,226	$7,727,853
Issued as reinvestment of dividends	-	-	899,794	8,386,079
Redeemed	(304,342)	(3,097,470)	(787,999)	(7,715,353)

Net increase (decrease)	462,155	$4,641,249	903,021	$8,398,579

MML American Funds Growth Fund Service Class I
Sold	670,525	$9,030,128	1,129,900	$14,971,405
Issued as reinvestment of dividends	-	-	2,440,624	29,336,297
Redeemed	(879,201)	(11,818,252)	(1,053,380)	(14,085,309)

Net increase (decrease)	(208,676)	$(2,788,124)	2,517,144	$30,222,393

MML American Funds International Fund Service Class I
Sold	342,389	$3,333,189	471,718	$4,419,158
Issued as reinvestment of dividends	-	-	490,696	4,588,007
Redeemed	(550,160)	(5,599,142)	(822,096)	(7,663,346)

Net increase (decrease)	(207,771)	$(2,265,953)	140,318	$1,343,819

MML American Funds Core Allocation Fund Service Class I
Sold	5,477,315	$68,050,421	9,222,514	$111,618,224
Issued as reinvestment of dividends	-	-	6,975,419	82,519,208
Redeemed	(3,207,868)	(40,054,032)	(4,649,056)	(56,597,850)

Net increase (decrease)	2,269,447	$27,996,389	11,548,877	$137,539,582

6.	Federal Income Tax Information

At June 30, 2017, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$460,419,881	$11,719,968	$(3,890,147)	$7,829,821
Balanced Allocation Fund	586,089,174	17,703,173	(6,306,910)	11,396,263
Moderate Allocation Fund	2,376,587,050	91,231,366	(23,207,748)	68,023,618
Growth Allocation Fund	1,584,768,468	102,404,355	(11,851,908)	90,552,447
Aggressive Allocation Fund	141,062,844	8,032,024	(758,372)	7,273,652
MML American Funds Growth Fund	150,020,793	7,693,638	-	7,693,638
MML American Funds International Fund	56,903,538	4,790,477	-	4,790,477
MML American Funds Core Allocation Fund	995,502,517	46,967,996	(4,719,597)	42,248,399

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may

40

Notes to Financial Statements (Unaudited) (Continued)

now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2016, for federal income tax purposes, there were no unused capital losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Conservative Allocation Fund	$10,503,255	$25,287,970	$-
Balanced Allocation Fund	12,247,002	39,399,148	-
Moderate Allocation Fund	44,987,407	166,124,188	-
Growth Allocation Fund	27,702,930	166,684,023	-
Aggressive Allocation Fund	1,795,427	13,412,671	-
MML American Funds Growth Fund	267,323	29,068,974	-
MML American Funds International Fund	632,920	3,955,087	-
MML American Funds Core Allocation Fund	16,088,756	66,430,452	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2016:

Amount
Conservative Allocation Fund	$33,466
Balanced Allocation Fund	52,952
Moderate Allocation Fund	313,244
Growth Allocation Fund	289,177
Aggressive Allocation Fund	29,017
MML American Funds International Fund	100,969
MML American Funds Core Allocation Fund	273,497

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2016, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$9,521,709	$14,124,671	$(49,399)	$(20,041,472)
Balanced Allocation Fund	10,452,978	24,956,494	(59,047)	(19,475,879)
Moderate Allocation Fund	39,460,334	116,326,034	(204,740)	(68,536,091)
Growth Allocation Fund	22,609,852	115,098,767	(183,174)	(7,894,937)

41

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$1,514,205	$8,850,164	$(11,640)	$(6,103,676)
MML American Funds Growth Fund	471,529	14,235,313	(11,020)	4,922,577
MML American Funds International Fund	507,479	5,160,298	(5,952)	(3,824,554)
MML American Funds Core Allocation Fund	14,606,398	71,053,940	(73,982)	33,484,771

The Funds did not have any unrecognized tax benefits at June 30, 2017, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2017, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2017, was as follows:

	Number of Shares Held as of 12/31/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	948,536	12,913	280,530	680,919	$11,344,116	$-	$-	$(398,714)
MML Dynamic Bond Fund, Class II	6,557,621	94,911	-	6,652,532	66,924,469	611,085	250,055	-
MML Equity Income Fund, Initial Class	1,086,900	95,061	178,932	1,003,029	12,477,686	-	-	(143,827)
MML Equity Index Fund, Class III	272,727	153,437	4,220	421,944	12,223,714	-	-	9,835
MML Focused Equity Fund, Class II	580,032	10,285	365,786	224,531	3,325,308	-	-	5,019
MML Foreign Fund, Initial Class	1,008,329	7,121	105,702	909,748	9,707,010	-	-	28,659
MML Fundamental Growth Fund, Class II	871,922	15,108	244,057	642,973	8,345,785	-	-	(376,437)
MML Fundamental Value Fund, Class II	934,193	69,376	195,769	807,800	12,609,756	-	-	70,526
MML Global Fund, Class I	1,047,855	8,669	112,439	944,085	12,612,979	-	-	152,598
MML High Yield Fund, Class II	1,547,264	27,384	128,385	1,446,263	14,968,818	276,310	-	(91,830)
MML Income & Growth Fund, Initial Class	1,144,851	30,874	129,803	1,045,922	13,199,532	-	-	186,858
MML Inflation-Protected and Income Fund, Initial Class	1,986,984	100,475	164,738	1,922,721	19,650,205	128,410	-	(35,844)
MML International Equity Fund, Class II	795,236	7,045	103,782	698,499	7,620,628	-	-	(15,871)
MML Large Cap Growth Fund, Initial Class	364,199	82,046	127,110	319,135	4,008,337	-	-	64,210
MML Managed Bond Fund, Initial Class	8,380,314	406,083	1,005,667	7,780,730	97,306,931	808,085	-	(366,776)
MML Mid Cap Growth Fund, Initial Class	556,347	5,835	76,414	485,768	7,995,744	-	-	52,602
MML Mid Cap Value Fund, Initial Class	853,669	26,897	70,657	809,909	9,945,685	-	-	(104,510)
MML Short-Duration Bond Fund, Class II	2,614,870	258,051	349,417	2,523,504	24,856,511	175,492	-	(63,596)
MML Small Cap Growth Equity Fund, Initial Class	191,703	3,489	26,498	168,694	2,377,022	-	-	(101,924)
MML Small Company Value Fund, Class II	289,700	3,651	27,419	265,932	4,645,840	-	-	(172,281)
MML Small/Mid Cap Value Fund, Initial Class	184,477	12,212	19,850	176,839	2,374,954	-	-	593
MML Total Return Bond Fund, Class II	5,876,460	200,399	469,230	5,607,629	58,711,878	-	-	(204,327)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	37,243	4,166	4,695	36,714	2,750,644	867	284,838	26,743
Oppenheimer Global Fund/VA, Non-Service Shares*	229,821	4,094	43,293	190,622	7,933,698	79,465	-	(24,201)
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	3,249,945	68,677	191,514	3,127,108	30,802,009	293,868	-	(150,089)

42

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund (Continued)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	3,309,102	74,232	466,015	2,917,319	$6,884,872	$97,648	$-	$(64,504)
Oppenheimer Main Street Fund/VA, Non-Service Shares*	-	87,544	-	87,544	2,645,571	31,885	42,778	-

					$468,249,702	$2,503,115	$577,671	$(1,717,088)

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,525,592	43,540	483,823	1,085,309	$18,081,242	$-	$-	$600,015
MML Dynamic Bond Fund, Class II	6,400,654	164,557	-	6,565,211	66,046,023	599,727	245,407	-
MML Equity Income Fund, Initial Class	1,522,823	197,444	121,741	1,598,526	19,885,665	-	-	258,658
MML Equity Index Fund, Class III	344,598	261,415	-	606,013	17,556,207	-	-	-
MML Focused Equity Fund, Class II	826,731	23,970	572,719	277,982	4,116,920	-	-	311,514
MML Foreign Fund, Initial Class	1,767,360	28,126	160,279	1,635,207	17,447,661	-	-	80,686
MML Fundamental Growth Fund, Class II	1,335,158	38,287	240,313	1,133,132	14,708,052	-	-	316,333
MML Fundamental Value Fund, Class II	1,216,219	143,799	96,638	1,263,380	19,721,360	-	-	319,929
MML Global Fund, Class I	1,608,498	27,617	224,777	1,411,338	18,855,471	-	-	801,548
MML High Yield Fund, Class II	1,596,827	28,569	73,529	1,551,867	16,061,824	288,264	-	(63,957)
MML Income & Growth Fund, Initial Class	1,708,600	133,794	228,585	1,613,809	20,366,271	-	-	638,818
MML Inflation-Protected and Income Fund, Initial Class	2,092,360	132,720	84,448	2,140,632	21,877,263	143,022	-	(133,170)
MML International Equity Fund, Class II	1,462,951	27,839	163,000	1,327,790	14,486,192	-	-	40,224
MML Large Cap Growth Fund, Initial Class	587,861	46,229	125,141	508,949	6,392,397	-	-	(159,822)
MML Managed Bond Fund, Initial Class	8,228,878	653,944	503,163	8,379,659	104,797,224	842,692	-	(394,266)
MML Mid Cap Growth Fund, Initial Class	975,060	20,848	92,000	903,908	14,878,323	-	-	275,246
MML Mid Cap Value Fund, Initial Class	1,369,170	67,108	60,164	1,376,114	16,898,684	-	-	87,334
MML Short-Duration Bond Fund, Class II	2,891,059	303,840	259,995	2,934,904	28,908,809	204,426	-	(76,178)
MML Small Cap Growth Equity Fund, Initial Class	319,938	11,986	22,985	308,939	4,353,187	-	-	(165,408)
MML Small Company Value Fund, Class II	409,118	10,519	20,138	399,499	6,979,242	-	-	(67,513)
MML Small/Mid Cap Value Fund, Initial Class	353,523	9,981	19,157	344,347	4,624,584	-	-	2,625
MML Total Return Bond Fund, Class II	5,879,263	324,276	247,516	5,956,023	62,359,562	-	-	1,546
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	65,125	8,517	5,345	68,297	5,116,840	1,606	527,702	31,320
Oppenheimer Global Fund/VA, Non-Service Shares*	354,384	10,802	82,093	283,093	11,782,338	113,820	-	255,474
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	4,189,370	187,733	90,452	4,286,651	42,223,515	401,174	-	(70,553)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	5,771,175	830,676	358,150	6,243,701	14,735,134	208,717	-	13,953
Oppenheimer Main Street Fund/VA, Non-Service Shares*	-	139,823	-	139,823	4,225,447	51,244	68,752	-

					$597,485,437	$2,854,692	$841,861	$2,904,356

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,994,376	11,561	2,790,026	5,215,911	$86,897,071	$-	$-	$5,038,344
MML Dynamic Bond Fund, Class II	21,214,046	341,076	-	21,555,122	216,844,531	1,976,873	808,934	-
MML Equity Income Fund, Initial Class	7,706,912	725,179	675,564	7,756,527	96,491,190	-	-	2,139,215
MML Equity Index Fund, Class III	1,443,633	1,420,157	-	2,863,790	82,963,982	-	-	-
MML Focused Equity Fund, Class II	3,911,670	7,446	2,051,644	1,867,472	27,657,266	-	-	(940,957)
MML Foreign Fund, Initial Class	8,510,670	374,137	457,919	8,426,888	89,914,890	-	-	363,343
MML Fundamental Growth Fund, Class II	6,504,519	10,727	1,613,202	4,902,044	63,628,536	-	-	1,915,804
MML Fundamental Value Fund, Class II	7,132,757	339,171	1,312,003	6,159,925	96,156,422	-	-	5,546,214
MML Global Fund, Class I	8,143,690	9,306	1,435,227	6,717,769	89,749,389	-	-	3,791,468
MML High Yield Fund, Class II	5,059,132	149,689	127,451	5,081,370	52,592,176	936,219	-	(100,248)
MML Income & Growth Fund, Initial Class	7,277,471	929,446	523,725	7,683,192	96,961,887	-	-	1,651,248

43

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Moderate Allocation Fund (Continued)
MML Inflation-Protected and Income Fund, Initial Class	7,471,136	317,613	311,655	7,477,094	$76,415,900	$502,397	$-	$(435,290)
MML International Equity Fund, Class II	6,609,648	991,052	448,677	7,152,023	78,028,569	-	-	(29,225)
MML Large Cap Growth Fund, Initial Class	3,078,167	14,124	460,293	2,631,998	33,057,891	-	-	(953,955)
MML Managed Bond Fund, Initial Class	27,172,837	1,188,562	1,508,046	26,853,353	335,831,903	2,722,083	-	(1,051,889)
MML Mid Cap Growth Fund, Initial Class	5,348,661	6,114	466,827	4,887,948	80,455,619	-	-	1,725,812
MML Mid Cap Value Fund, Initial Class	7,089,359	209,696	317,867	6,981,188	85,728,988	-	-	425,087
MML Short-Duration Bond Fund, Class II	10,292,741	909,509	949,703	10,252,547	100,987,590	711,556	-	(308,684)
MML Small Cap Growth Equity Fund, Initial Class	1,642,308	3,932	121,527	1,524,713	21,484,376	-	-	(793,109)
MML Small Company Value Fund, Class II	2,290,115	3,706	113,566	2,180,255	38,089,050	-	-	(132,103)
MML Small/Mid Cap Value Fund, Initial Class	1,748,910	20,922	96,149	1,673,683	22,477,560	-	-	10,412
MML Strategic Emerging Markets Fund, Class II	4,604,786	38,436	297,629	4,345,593	44,325,050	-	-	(231,211)
MML Total Return Bond Fund, Class II	18,940,084	1,101,150	801,872	19,239,362	201,436,118	-	-	216,082
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	328,040	35,383	22,490	340,933	25,542,702	8,017	2,633,982	169,025
Oppenheimer Global Fund/VA, Non-Service Shares*	1,800,933	14,044	498,617	1,316,360	54,786,915	513,995	-	4,355,215
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	18,221,504	576,585	-	18,798,089	185,161,175	1,764,889	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	19,897,140	3,273,122	3,118,610	20,051,652	47,321,898	670,917	-	(238,883)
Oppenheimer Main Street Fund/VA, Non-Service Shares*	-	450,762	-	450,762	13,622,024	101,204	135,780	-

					$2,444,610,668	$9,908,150	$3,578,696	$22,131,715

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	6,756,203	23,685	2,438,609	4,341,279	$72,325,703	$-	$-	$11,719,910
MML Dynamic Bond Fund, Class II	8,242,299	325,724	-	8,568,023	86,194,307	771,343	315,632	-
MML Equity Income Fund, Initial Class	5,761,598	1,195,052	445,214	6,511,436	81,002,265	-	-	1,339,042
MML Equity Index Fund, Class III	1,324,158	1,456,056	248,769	2,531,445	73,335,965	-	-	619,436
MML Focused Equity Fund, Class II	4,078,850	15,683	2,462,298	1,632,235	24,173,408	-	-	2,799,427
MML Foreign Fund, Initial Class	7,210,379	549,972	419,870	7,340,481	78,322,937	-	-	520,196
MML Fundamental Growth Fund, Class II	5,185,134	21,231	1,609,680	3,596,685	46,684,971	-	-	1,548,799
MML Fundamental Value Fund, Class II	5,306,715	452,617	587,536	5,171,796	80,731,739	-	-	2,868,343
MML Global Fund, Class I	6,952,467	18,832	1,400,620	5,570,679	74,424,269	-	-	3,603,071
MML High Yield Fund, Class II	1,378,040	31,726	107,843	1,301,923	13,474,903	241,836	-	(45,648)
MML Income & Growth Fund, Initial Class	5,998,774	940,455	466,500	6,472,729	81,685,846	-	-	1,460,230
MML Inflation-Protected and Income Fund, Initial Class	6,381,423	308,409	222,532	6,467,300	66,095,808	434,373	-	(166,966)
MML International Equity Fund, Class II	6,624,099	259,319	446,895	6,436,523	70,222,468	-	-	249,911
MML Large Cap Growth Fund, Initial Class	2,631,374	22,387	413,265	2,240,496	28,140,633	-	-	(848,022)
MML Managed Bond Fund, Initial Class	10,241,038	795,856	536,885	10,500,009	131,314,622	1,062,416	-	(380,319)
MML Mid Cap Growth Fund, Initial Class	4,863,579	12,880	365,301	4,511,158	74,253,658	-	-	2,241,924
MML Mid Cap Value Fund, Initial Class	6,049,974	170,847	267,301	5,953,520	73,109,228	-	-	797,174
MML Short-Duration Bond Fund, Class II	4,765,970	475,475	419,026	4,822,419	47,500,826	338,121	-	(124,020)
MML Small Cap Growth Equity Fund, Initial Class	1,363,846	6,735	107,817	1,262,764	17,793,312	-	-	(644,367)
MML Small Company Value Fund, Class II	1,952,409	5,850	94,833	1,863,426	32,554,053	-	-	5,620
MML Small/Mid Cap Value Fund, Initial Class	1,943,414	29,120	86,129	1,886,405	25,334,418	-	-	21,786
MML Strategic Emerging Markets Fund, Class II	4,844,657	14,816	378,392	4,481,081	45,707,028	-	-	(342,687)
MML Total Return Bond Fund, Class II	7,429,070	461,696	328,984	7,561,782	79,171,852	-	-	144,753
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	308,373	33,796	15,254	326,915	24,492,481	7,568	2,485,919	132,143
Oppenheimer Global Fund/VA, Non-Service Shares*	1,541,426	13,129	430,592	1,123,963	46,779,341	435,099	-	3,169,711

44

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund (Continued)
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	13,653,001	547,097	36,400	14,163,698	$139,512,421	$1,332,665	$-	$-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	15,697,197	3,148,091	1,335,778	17,509,510	41,322,443	586,304	-	127,695
Oppenheimer Main Street Fund/VA, Non-Service Shares*	-	650,563	-	650,563	19,660,010	153,893	206,471	-

					$1,675,320,915	$5,363,618	$3,008,022	$30,817,142

Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	607,538	45,903	172,399	481,042	$8,014,153	$-	$-	$43,534
MML Dynamic Bond Fund, Class II	199,325	28,670	-	227,995	2,293,634	19,579	8,012	-
MML Equity Income Fund, Initial Class	561,322	144,518	34,144	671,696	8,355,896	-	-	85,211
MML Equity Index Fund, Class III	68,329	172,673	-	241,002	6,981,817	-	-	-
MML Focused Equity Fund, Class II	372,991	32,569	231,945	173,615	2,571,231	-	-	(145,568)
MML Foreign Fund, Initial Class	714,459	100,402	26,229	788,632	8,414,704	-	-	16,821
MML Fundamental Growth Fund, Class II	564,841	41,494	308,766	297,569	3,862,439	-	-	(227,581)
MML Fundamental Value Fund, Class II	592,968	36,991	95,157	534,802	8,348,256	-	-	184,499
MML Global Fund, Class I	692,226	33,501	87,217	638,510	8,530,492	-	-	71,005
MML Income & Growth Fund, Initial Class	592,137	115,999	37,823	670,313	8,459,346	-	-	99,187
MML Inflation-Protected and Income Fund, Initial Class	350,048	38,747	10,919	377,876	3,861,892	25,235	-	(2,947)
MML International Equity Fund, Class II	667,198	48,468	40,515	675,151	7,365,903	-	-	10,247
MML Large Cap Growth Fund, Initial Class	263,752	44,239	69,789	238,202	2,991,817	-	-	(95,914)
MML Managed Bond Fund, Initial Class	261,001	40,121	12,521	288,601	3,609,280	28,349	-	(2,809)
MML Mid Cap Growth Fund, Initial Class	516,877	27,868	29,118	515,627	8,487,229	-	-	105,450
MML Mid Cap Value Fund, Initial Class	641,176	54,038	22,473	672,741	8,261,259	-	-	(9,713)
MML Short-Duration Bond Fund, Class II	289,095	45,215	9,047	325,263	3,203,839	22,063	-	(1,546)
MML Small Cap Growth Equity Fund, Initial Class	154,970	14,917	8,871	161,016	2,268,841	-	-	(79,710)
MML Small Company Value Fund, Class II	208,840	12,741	7,647	213,934	3,737,424	-	-	(34,643)
MML Small/Mid Cap Value Fund, Initial Class	204,807	11,476	6,924	209,359	2,811,687	-	-	3,107
MML Strategic Emerging Markets Fund, Class II	532,589	33,079	28,966	536,702	5,474,357	-	-	(21,796)
MML Total Return Bond Fund, Class II	185,417	25,236	6,419	204,234	2,138,330	-	-	(2,181)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	35,144	5,949	1,948	39,145	2,932,712	915	300,416	16,149
Oppenheimer Global Fund/VA, Non-Service Shares*	154,404	6,430	40,937	119,897	4,990,112	53,150	-	(28,769)
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	1,191,553	165,529	-	1,357,082	13,367,258	128,178	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	1,583,033	188,824	83,098	1,688,759	3,985,471	56,179	-	2,871
Oppenheimer Main Street Fund/VA, Non-Service Shares*	-	99,838	-	99,838	3,017,117	28,308	37,979	-

					$148,336,496	$361,956	$346,407	$(15,096)

*	Fund advised by OFI Global Asset Management, Inc.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

45

Notes to Financial Statements (Unaudited) (Continued)

9.	New Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management is still evaluating the impact of the Rule; however, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that each Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2017, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

46

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in May and June 2017, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust or MML Advisers (the “Independent Trustees”), re-approved the existing advisory agreements (collectively, the “Contracts”) for each of the Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, and MML American Funds Core Allocation Fund. In preparation for the meetings, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials, or during the course of the past year, detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

47

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2016. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that the total net expenses of the MML American Funds International Fund were in the second comparative quartile (50th percentile) and that the Fund’s performance had improved from the third comparative quartile (60th percentile) to the first quartile (20th percentile) from the three-year period to the one-year period. As to the Conservative Allocation Fund, the Committee considered that the Fund had a total net expense ratio in the second comparative quartile (47th percentile) and a net advisory fee in the third comparative quartile (62nd percentile), although only 4 basis points above the peer group median. The Committee noted that the Fund had achieved performance for the three-year period in the second comparative quartile (43rd percentile) and at the 54th percentile in the one-year period. The Committee determined that no further consideration of these Funds was required at this time.

The Committee noted the following expense considerations in respect of specific Funds that had achieved performance in the top two comparative quartiles:

•	MML American Funds Core Allocation Fund – The Committee noted that the Fund has total net expenses in the fourth comparative quartile (77th percentile), with total net expenses 9 basis points above the peer group median, and net advisory fees in the fourth comparative quartile (77th percentile), 6 basis points above the peer group median. The Committee noted that the Fund has nonetheless experienced strong performance, with the Fund’s one-year and three-year performance in the first comparative decile (9th and 2nd percentiles, respectively). The Committee considered MML Advisers’ statement that the Fund’s relatively high total net expenses are due in part to relatively high administrative fees which are used in part for shareholder servicing.

•	Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund – The Committee considered MML Advisers’ statements that, although the Funds’ total net expense ratios were in the third comparative quartile (70th, 65th, 54th, and 59th percentiles, respectively), the net advisory fees of the Moderate, Growth, and Aggressive Allocation Funds were in the 2nd comparative quartile, and the net advisory fees for the Balanced Allocation Fund were in the third comparative quartile, although only 3 basis points above the peer group median. They considered that each of the Funds other than the Growth Allocation Fund had achieved first or second quartile comparative performance for each of the one- and three-year periods and that the Growth Allocation Fund had achieved second quartile comparative performance for the three-year period and 58th percentile performance for the one-year period. The Committee considered MML Advisers’ view that the manager has delivered strong, consistent performance and risk levels over time.

•	MML American Funds Growth Fund – The Committee noted that the Fund had achieved performance in the first comparative quartile for the one- and three-year periods. The Committee noted, as well, that, although the Fund had total net expenses in the third comparative quartile, it had a net advisory fee in the first comparative quartile. The Committee considered MML Advisers’ statement that administrative service fees paid by the Fund to support shareholder servicing contributed significantly to the high relative net total expense ratio.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of the revenue (including advisory fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the Funds.

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

48

Other Information (Unaudited) (Continued)

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (iv) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

49

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2017

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2017:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2017.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Conservative Allocation Fund
Initial Class	$1,000	0.12%	$1,053.00	$0.61	$1,024.20	$0.60
Service Class	1,000	0.37%	1,052.50	1.88	1,023.00	1.86
Balanced Allocation Fund
Initial Class	1,000	0.12%	1,061.90	0.61	1,024.20	0.60
Service Class	1,000	0.37%	1,061.30	1.89	1,023.00	1.86
Moderate Allocation Fund
Initial Class	1,000	0.11%	1,071.30	0.56	1,024.20	0.55
Service Class	1,000	0.36%	1,069.10	1.85	1,023.00	1.81
Growth Allocation Fund
Initial Class	1,000	0.11%	1,084.10	0.57	1,024.20	0.55
Service Class	1,000	0.36%	1,082.50	1.86	1,023.00	1.81
Aggressive Allocation Fund
Initial Class	1,000	0.15%	1,097.20	0.78	1,024.10	0.75
Service Class	1,000	0.40%	1,095.20	2.08	1,022.80	2.01

50

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MML American Funds Growth Fund
Service Class I**	$1,000	1.03%	$1,147.90	$5.49	$1,019.70	$5.16
MML American Funds International Fund
Service Class I**	1,000	1.23%	1,184.20	6.66	1,018.70	6.16
MML American Funds Core Allocation Fund Service Class I	1,000	0.71%	1,070.40	3.64	1,021.30	3.56

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2017, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.
**	The annualized expense ratio reflects the expenses of both the Feeder Fund and the Master Fund in which it invests.

51

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2017 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-42840-00

Semiannual Report

# MML Series Investment Fund

*This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.*

June 30, 2017

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Tina Wilson

“The diversified suite of investment options we provide in our MML Series Investment Fund taps into the deep expertise of seasoned asset managers who are committed to helping you prepare for a stronger financial future.”

June 30, 2017

Welcome to the MML Series Investment Fund Semiannual Report, covering the six months from January 1, 2017 to June 30, 2017.

Market Highlights

•	During the period, U.S. stocks and bonds delivered some of the best first-half-year results investors have seen since 2009.

•	Market momentum surged throughout the first five months of the period, but lagged in June.

•	Large-cap stocks outperformed small caps, and growth stocks beat their value counterparts.

•	All market sectors except energy delivered positive returns for the period.

•	The U.S. Federal Reserve (the “Fed”) raised short-term interest rates twice during the period, a move some investors viewed as the end of ultra-cheap money.

•	Factors to watch during the last half of 2017 include the Republican administration’s ability to implement policy, corporate earnings, and continued global market momentum.

Market Environment

Stocks and bonds delivered some of the best first-half-year results investors have seen since 2009. Most of the major domestic and global indexes logged positive returns for the period. However, enthusiasm that powered the market early in the first half of 2017 flattened out as the period ended. The S&P 500® Index* tells the story for the U.S. equity markets. The index returned 9.34 percent for the period and crossed multiple record-high closings on the way. Nearly two-thirds of that growth occurred in the first three months of the year, building on a strong fourth quarter in 2016. However, growth slowed to add just 3.27 percent during the last three months of the period, with the month of June adding only 0.06 percent to the total.

Multiple secular factors affected domestic markets during the reporting period. The new Republican administration picked health care reform as its first policy target, but failed on multiple tries to garner enough votes for passage. As a result, investor optimism about the administration’s ability to implement meaningful policy change has weakened. The Fed raised short-term interest rates twice – in March and June. Neither hike caused undue turbulence, but concerns about how many more and how fast continues to nag investors. Corporate earnings reports for the fourth quarter of 2016 and the first quarter of 2017 offered investors hope that valuations – already deemed high – still had room to run. Oil prices remained above $50 per barrel for much of the period, but dropped in June on concerns of oversupply and of OPEC’s inability to rein in production being offset by U.S. domestic shale fields.

Outside of the U.S., central bankers in Europe and Asia continue to keep a tight hand on fiscal stimulus levers as economies around the globe showed signs of gaining traction. British Prime Minister Theresa May failed in her attempt to gain more seats in Parliament, casting a shadow over the looming Brexit proceedings. (“Brexit” – an abbreviation for “British exit” – was the United Kingdom’s surprising June 23, 2016 referendum to leave the EU.) While Great Britain saw a spike in uncertainty after June’s snap election (a “snap election” is an election called earlier than expected), European markets gained momentum during the first half of 2017. Asian markets were notable for their lack of volatility and headlines during the period. Emerging markets, as measured by the MSCI Emerging Markets Index*, delivered an 18.43 percent return for the reporting period.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited) (Continued)

As is often the case, markets rise unevenly. If 2016 was the year for value stocks, 2017 is so far proving to favor growth stocks. Large- and small-cap growth stocks have outperformed their value counterparts by nearly 10 percent for the period. Similarly, the markets favored large-cap stocks over their small-cap brethren. At the S&P 500 sector level, returns across all market sectors except energy and telecommunications were positive for the first half of 2017. Information technology and health care outperformed, gaining 17.1 percent and 16.1 percent, respectively. The energy sector, dragged down by falling oil prices, underperformed, losing 12.6 percent year to date.

Along with investors’ “risk on” attitude toward equity markets, the Fed rate hikes exerted pressure on bond prices. As the Fed raised short-term rates in June, investors began realizing that the era of ultra-cheap money may be ending, which triggered a late June sell-off that pushed yields higher. (Bond yields rise inversely to bond prices.) The yield on the bellwether 10-year U.S. Treasury ended the period at 2.35 percent. Investment-grade and high-yield corporate bonds diverged significantly, as U.S. high-yield corporate bonds bucked the investment-grade bond market trend and posted gains for the reporting period.

For the second half of 2017, we will be watching for signs that the Republican administration’s infrastructure policies are gaining traction and that corporate earnings continue to point toward sustainable corporate growth. We will also pay attention to inflation, interest rates, and continued economic momentum around the globe.

Review and maintain your strategy

MassMutual renewed its commitment to helping people secure their financial future and protect the ones they love in May 2017 with a new brand presence. Please visit MassMutual.com to learn more about MassMutual and how we can help you.

Because we are people helping people, we would like to remind you that, as a long-term investor, it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. The diversified suite of investment options we provide in our MML Series Investment Fund taps into the deep expertise of seasoned asset managers who are committed to helping you prepare for a stronger financial future.

Many of our clients find that working with a personal financial professional can help them define an investment strategy that aligns with how comfortable they are with market volatility, how long they have to save and invest, and their specific financial goals. You may find it valuable to seek out a financial advisor to help you. If you are already working with such an advisor, this may be a good time to re-evaluate your current investment strategy and investment allocations – and to make any adjustments you feel may be needed.

As always, we thank you for your confidence in MassMutual.

Sincerely,

Tina Wilson

President

The information provided is the opinion of MassMutual U.S. Product and Marketing as of 7/1/17 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MML Blue Chip Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blue Chip Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/17

Amazon.com, Inc.	8.6%
Facebook, Inc. Class A	5.1%
The Priceline Group, Inc.	4.5%
Alphabet, Inc. Class C	4.3%
Microsoft Corp.	3.5%
Visa, Inc. Class A	3.1%
Alibaba Group Holding Ltd. Sponsored ADR	3.0%
Mastercard, Inc. Class A	2.6%
UnitedHealth Group, Inc.	2.5%
Alphabet, Inc. Class A	2.4%

39.6%

MML Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/17

Communications	31.4%
Consumer, Non-cyclical	20.6%
Financial	17.0%
Technology	13.7%
Consumer, Cyclical	11.7%
Industrial	4.7%
Basic Materials	0.3%
Utilities	0.2%
Mutual Funds	0.0%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

MML Equity Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Income Fund, and who is the Fund’s subadviser?

The Fund seeks dividend income and long-term capital growth by investing primarily in the common stocks of established companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The Fund’s subadviser currently considers well-established companies to mean companies that it considers to be seasoned companies with relatively long operating histories. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

Effective on or about September 1, 2017, the 80% test relating the name of the MML Equity Income Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, is being changed and the investment approach of the Fund will be updated as shown below.

The Fund seeks dividend income and long-term capital growth by investing primarily in common stocks, with an emphasis on large-capitalization companies that have a strong track record of paying dividends or that the Fund’s subadviser believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks.

MML Equity Income Fund Largest Holdings (% of Net Assets) on 6/30/17

JP Morgan Chase & Co.	3.6%
Exxon Mobil Corp.	2.4%
Wells Fargo & Co.	2.4%
Morgan Stanley	2.1%
Johnson & Johnson	2.0%
Microsoft Corp.	2.0%
The Boeing Co.	1.9%
Verizon Communications, Inc.	1.8%
TOTAL SA	1.8%
State Street Corp.	1.7%

21.7%

MML Equity Income Fund Sector Table (% of Net Assets) on 6/30/17

Financial	28.0%
Consumer, Non-cyclical	16.6%
Industrial	12.3%
Energy	9.4%
Communications	8.1%
Technology	6.8%
Utilities	6.7%
Consumer, Cyclical	5.7%
Basic Materials	4.2%
Mutual Funds	0.0%

Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%

Net Assets	100.0%

MML Equity Index Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Index Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the Index. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MML Equity Index Fund Largest Holdings (% of Net Assets) on 6/30/17

Apple, Inc.	3.6%
Microsoft Corp.	2.5%
Amazon.com, Inc.	1.8%
Facebook, Inc. Class A	1.7%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.6%
JP Morgan Chase & Co.	1.6%
Berkshire Hathaway, Inc. Class B	1.5%
Alphabet, Inc. Class A	1.3%
Alphabet, Inc. Class C	1.3%

18.6%

MML Equity Index Fund Sector Table (% of Net Assets) on 6/30/17

Consumer, Non-cyclical	23.1%
Financial	18.5%
Technology	14.0%
Communications	13.4%
Industrial	10.0%
Consumer, Cyclical	8.8%
Energy	6.0%
Utilities	3.1%
Basic Materials	2.3%
Diversified	0.0%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

MML Focused Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Focused Equity Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadviser believes are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management). Effective May 1, 2017, Wellington Management replaced Harris Associates L.P. (Harris) as subadviser of the Fund.

MML Focused Equity Fund Largest Holdings (% of Net Assets) on 6/30/17

NIKE, Inc. Class B	5.3%
Costco Wholesale Corp.	5.0%
Microsoft Corp.	5.0%
The PNC Financial Services Group, Inc.	4.7%
Bristol-Myers Squibb Co.	4.7%
Chubb Ltd.	4.5%
American Express Co.	4.3%
Public Storage	4.3%
Medtronic PLC	4.2%
United Parcel Service, Inc. Class B	4.0%

46.0%

MML Focused Equity Fund Sector Table (% of Net Assets) on 6/30/17

Consumer, Non-cyclical	28.1%
Financial	27.2%
Consumer, Cyclical	19.4%
Industrial	13.0%
Technology	8.0%
Basic Materials	2.0%

Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%

Net Assets	100.0%

MML Foreign Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Foreign Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments of issuers located outside of the U.S., including those in emerging markets. Under normal market conditions, the Fund invests predominantly in equity securities, consisting primarily to predominantly of common stocks, and, while there are no set percentage targets, the Fund invests predominantly in large- to medium-capitalization companies with market capitalization values greater than $2 billion and may invest a portion in smaller companies. The Fund’s subadviser is Templeton Investment Counsel, LLC (Templeton).

MML Foreign Fund Largest Holdings (% of Net Assets) on 6/30/17

Samsung Electronics Co. Ltd.	3.2%
BP PLC	2.5%
Royal Dutch Shell PLC Class B	2.4%
BNP Paribas SA	2.1%
Roche Holding AG	2.1%
Sanofi	1.9%
HSBC Holdings PLC	1.9%
Bayer AG Registered	1.9%
SoftBank Group Corp.	1.8%
ING Groep NV	1.7%

21.5%

MML Foreign Fund Sector Table (% of Net Assets) on 6/30/17

Financial	23.5%
Consumer, Non-cyclical	16.5%
Communications	12.3%
Industrial	11.9%
Energy	11.2%
Consumer, Cyclical	6.7%
Technology	6.6%
Basic Materials	6.6%
Diversified	1.3%
Utilities	1.1%
Mutual Funds	1.0%

Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%

Net Assets	100.0%

MML Fundamental Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Fundamental Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadviser believes offer the potential for long-term growth. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MML Fundamental Growth Fund Largest Holdings (% of Net Assets) on 6/30/17

Apple, Inc.	7.1%
Alphabet, Inc. Class C	5.7%
Microsoft Corp.	5.5%
Facebook, Inc. Class A	3.6%
Oracle Corp.	2.5%
Visa, Inc. Class A	2.2%
The Home Depot, Inc.	2.0%
PepsiCo, Inc.	2.0%
The Priceline Group, Inc.	1.8%
Mastercard, Inc. Class A	1.8%

34.2%

MML Fundamental Growth Fund Sector Table (% of Net Assets) on 6/30/17

Technology	27.1%
Consumer, Non-cyclical	23.9%
Communications	20.5%
Financial	12.9%
Industrial	6.6%
Consumer, Cyclical	4.3%
Energy	3.1%
Basic Materials	1.6%

Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%

Net Assets	100.0%

MML Fundamental Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, with a focus on companies with large market capitalizations (which the subadviser believes are generally above $2 billion). The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MML Fundamental Value Fund Largest Holdings (% of Net Assets) on 6/30/17

JP Morgan Chase & Co.	4.6%
Wells Fargo & Co.	3.5%
Citigroup, Inc.	2.7%
Cisco Systems, Inc.	2.7%
The PNC Financial Services Group, Inc.	2.6%
Merck & Co., Inc.	2.4%
Chevron Corp.	2.1%
Intel Corp.	1.8%
Chubb Ltd.	1.7%
Philip Morris International, Inc.	1.7%

25.8%

MML Fundamental Value Fund Sector Table (% of Net Assets) on 6/30/17

Financial	28.9%
Consumer, Non-cyclical	17.6%
Industrial	11.7%
Communications	9.4%
Energy	9.3%
Technology	8.2%
Consumer, Cyclical	7.0%
Utilities	3.5%
Basic Materials	2.6%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

MML Global Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in the equity securities of U.S. and foreign companies, including companies in developed and emerging markets. The Fund may invest a significant percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Global Fund Largest Holdings (% of Net Assets) on 6/30/17

Thermo Fisher Scientific, Inc.	3.0%
Bayer AG Registered	2.9%
Nestle SA Registered	2.7%
Medtronic PLC	2.5%
Honeywell International, Inc.	2.4%
Accenture PLC Class A	2.2%
Reckitt Benckiser Group PLC	2.2%
Zimmer Biomet Holdings, Inc.	2.2%
Visa, Inc. Class A	2.1%
Stryker Corp.	2.0%

24.2%

MML Global Fund Sector Table (% of Net Assets) on 6/30/17

Consumer, Non-cyclical	38.3%
Industrial	16.1%
Financial	13.0%
Communications	9.7%
Consumer, Cyclical	8.8%
Technology	6.9%
Basic Materials	5.6%
Energy	1.1%
Mutual Funds	0.8%

Total Long-Term Investments	100.3%
Short-Term Investments and Other Assets and Liabilities	(0.3)%

Net Assets	100.0%

MML Growth & Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Growth & Income Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation and income by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities and equity-related securities, including convertible securities, preferred stocks, options, and warrants, of U.S. companies with market capitalizations at the time of purchase greater than $1 billion. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Growth & Income Fund Largest Holdings (% of Net Assets) on 6/30/17

JP Morgan Chase & Co.	3.8%
Bank of America Corp.	3.2%
Visa, Inc. Class A	3.1%
Alphabet, Inc. Class A	2.9%
Thermo Fisher Scientific, Inc.	2.8%
American Tower Corp.	2.7%
Broadcom Ltd.	2.6%
Cognizant Technology Solutions Corp. Class A	2.3%
Comcast Corp. Class A	2.3%
Alphabet, Inc. Class C	2.2%

27.9%

MML Growth & Income Fund Sector Table (% of Net Assets) on 6/30/17

Consumer, Non-cyclical	24.6%
Financial	23.2%
Technology	13.7%
Communications	12.2%
Consumer, Cyclical	8.3%
Industrial	7.8%
Energy	4.4%
Basic Materials	4.0%
Utilities	0.5%

Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%

Net Assets	100.0%

MML Income & Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Income & Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return and current income by investing primarily in equity securities of dividend paying companies that the Fund’s subadviser believes will both increase in value over the long term and provide current income. The Fund will focus on issuers that have good prospects for capital appreciation. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MML Income & Growth Fund Largest Holdings (% of Net Assets) on 6/30/17

JP Morgan Chase & Co.	4.1%
Citigroup, Inc.	3.7%
Bank of America Corp.	3.6%
Pfizer, Inc.	3.3%
Oracle Corp.	3.0%
The Dow Chemical Co.	2.7%
Wells Fargo & Co.	2.7%
Anthem, Inc.	2.2%
General Electric Co.	2.1%
Merck & Co., Inc.	2.0%

29.4%

MML Income & Growth Fund Sector Table (% of Net Assets) on 6/30/17

Financial	27.1%
Consumer, Non-cyclical	22.7%
Energy	10.5%
Industrial	9.8%
Technology	9.4%
Communications	5.2%
Utilities	4.9%
Basic Materials	3.5%
Consumer, Cyclical	2.2%

Total Long-Term Investments	95.3%
Short-Term Investments and Other Assets and Liabilities	4.7%

Net Assets	100.0%

MML International Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of non-U.S. companies located in non-U.S. markets throughout the world, including emerging markets. The Fund may invest a substantial portion of its assets in just one region or country and may, but does not currently intend to, invest in U.S. companies. Ordinarily, the Fund’s portfolio typically holds thirty to sixty stocks and the Fund invests in the securities of at least five countries outside the U.S. The Fund’s subadviser is Harris Associates L.P. (Harris).

MML International Equity Fund Largest Holdings (% of Net Assets) on 6/30/17

Glencore PLC	5.2%
Credit Suisse Group AG Registered	4.6%
Daimler AG Registered	4.1%
BNP Paribas SA	3.8%
Allianz SE Registered	3.8%
Lloyds Banking Group PLC	3.8%
Toyota Motor Corp.	3.3%
Hennes & Mauritz AB Class B	3.1%
CNH Industrial NV	3.1%
Bayerische Motoren Werke AG	3.0%

37.8%

MML International Equity Fund Sector Table (% of Net Assets) on 6/30/17

Financial	31.5%
Consumer, Cyclical	22.7%
Industrial	15.3%
Consumer, Non-cyclical	11.5%
Communications	6.8%
Basic Materials	5.6%
Technology	3.0%

Total Long-Term Investments	96.4%
Short-Term Investments and Other Assets and Liabilities	3.6%

Net Assets	100.0%

MML Large Cap Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Large Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in large-capitalization companies that the Fund’s subadviser believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index. The Fund’s subadviser is Loomis, Sayles & Company, L.P. (Loomis Sayles).

MML Large Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/17

Amazon.com, Inc.	7.6%
Facebook, Inc. Class A	6.9%
Alibaba Group Holding Ltd. Sponsored ADR	6.1%
Visa, Inc. Class A	5.0%
Oracle Corp.	4.6%
Cisco Systems, Inc.	4.4%
Monster Beverage Corp.	3.7%
Autodesk, Inc.	3.6%
Danone SA Sponsored ADR	3.3%
QUALCOMM, Inc.	3.1%

48.3%

MML Large Cap Growth Fund Sector Table (% of Net Assets) on 6/30/17

Communications	32.6%
Consumer, Non-cyclical	27.3%
Technology	16.6%
Financial	9.2%
Industrial	7.8%
Consumer, Cyclical	3.2%
Energy	1.7%

Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%

Net Assets	100.0%

MML Managed Volatility Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Managed Volatility Fund and who is the Fund’s subadviser?

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. The Fund’s stock portfolio will have approximately 500 stocks, and seeks to duplicate the investment composition and return of the S&P 500® Index* (the “Index”) by holding each stock included in the Index in approximately the same proportion as each stock’s relative weighting in the Index. The Fund’s subadviser is Gateway Investment Advisers, LLC (Gateway).

* The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MML Managed Volatility Fund Largest Holdings (% of Net Assets) on 6/30/17

Apple, Inc.	3.6%
Microsoft Corp.	2.5%
Amazon.com, Inc.	1.8%
Johnson & Johnson	1.7%
Facebook, Inc. Class A	1.7%
Exxon Mobil Corp.	1.6%
JP Morgan Chase & Co.	1.5%
Berkshire Hathaway, Inc. Class B	1.5%
Alphabet, Inc. Class A	1.3%
Alphabet, Inc. Class C	1.3%

18.5%

MML Managed Volatility Fund Sector Table (% of Net Assets) on 6/30/17

Consumer, Non-cyclical	23.0%
Financial	18.7%
Technology	14.0%
Communications	13.2%
Industrial	10.0%
Consumer, Cyclical	8.8%
Energy	5.9%
Utilities	3.1%
Basic Materials	2.3%
Diversified	0.0%

Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%

Net Assets	100.0%

MML Mid Cap Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Mid Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer the potential for above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the subadviser expects to grow at a faster rate than the average company. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/17

Teleflex, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Textron, Inc.	2.0%
T. Rowe Price Government Reserve Investment Fund	1.7%
FNF Group	1.7%
Fiserv, Inc.	1.7%
Coach, Inc.	1.7%
Hologic, Inc.	1.7%
IDEX Corp.	1.7%
Roper Technologies, Inc.	1.7%

17.9%

MML Mid Cap Growth Fund Sector Table (% of Net Assets) on 6/30/17

Consumer, Non-cyclical	30.0%
Industrial	20.6%
Consumer, Cyclical	14.5%
Technology	12.5%
Financial	8.4%
Mutual Funds	6.1%
Basic Materials	3.7%
Communications	3.2%
Energy	0.9%

Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%

Net Assets	100.0%

MML Mid Cap Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer prospects for long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium-size companies. The Fund’s subadviser is American Century Investment Management, Inc. (American Century).

MML Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/17

Northern Trust Corp.	3.2%
Johnson Controls International PLC	3.0%
iShares Russell Mid-Cap Value ETF	2.5%
Zimmer Biomet Holdings, Inc.	2.2%
Weyerhaeuser Co.	2.1%
EQT Corp.	1.8%
Imperial Oil Ltd.	1.7%
Invesco Ltd.	1.6%
Conagra Brands, Inc.	1.6%
PG&E Corp.	1.5%

21.2%

MML Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/17

Financial	26.8%
Industrial	17.8%
Consumer, Non-cyclical	16.1%
Energy	13.0%
Utilities	8.8%
Consumer, Cyclical	6.6%
Technology	4.6%
Mutual Funds	2.5%
Communications	1.2%

Total Long-Term Investments	97.4%
Short-Term Investments and Other Assets and Liabilities	2.6%

Net Assets	100.0%

MML Small Cap Growth Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Cap Growth Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadviser believes offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MML Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/17

Insulet Corp.	1.7%
Sterling Bancorp	1.4%
MB Financial, Inc.	1.3%
iShares Russell 2000 ETF	1.3%
2U, Inc.	1.2%
MACOM Technology Solutions Holdings, Inc.	1.2%
HubSpot, Inc.	1.2%
Western Alliance Bancorp	1.2%
LaSalle Hotel Properties	1.1%
Clean Harbors, Inc.	1.1%

12.7%

MML Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/17

Mutual Funds	22.4%
Consumer, Non-cyclical	22.3%
Financial	20.0%
Industrial	15.3%
Consumer, Cyclical	13.5%
Technology	12.3%
Communications	7.1%
Basic Materials	3.1%
Energy	3.1%
Utilities	1.0%

Total Long-Term Investments	120.1%
Short-Term Investments and Other Assets and Liabilities	(20.1)%

Net Assets	100.0%

MML Small Company Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Company Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/17

Home BancShares, Inc.	2.0%
East West Bancorp, Inc.	1.9%
Landstar System, Inc.	1.6%
Littelfuse, Inc.	1.5%
Belden, Inc.	1.4%
SVB Financial Group	1.3%
Atrion Corp.	1.3%
West Pharmaceutical Services, Inc.	1.3%
PNM Resources, Inc.	1.2%
ProAssurance Corp.	1.2%

14.7%

MML Small Company Value Fund Sector Table (% of Net Assets) on 6/30/17

Financial	35.7%
Industrial	17.5%
Consumer, Non-cyclical	15.1%
Consumer, Cyclical	9.3%
Utilities	6.7%
Mutual Funds	5.7%
Energy	4.4%
Basic Materials	4.2%
Technology	3.2%
Communications	1.8%
Diversified	0.2%

Total Long-Term Investments	103.8%
Short-Term Investments and Other Assets and Liabilities	(3.8)%

Net Assets	100.0%

MML Small/Mid Cap Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small/Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in securities that the Fund’s subadviser believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small- and mid-cap companies. The Fund’s subadviser is AllianceBernstein L.P. (AllianceBernstein).

MML Small/Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/17

Huntington Bancshares, Inc.	1.6%
Gramercy Property Trust	1.6%
Comerica, Inc.	1.6%
Zions Bancorp	1.6%
Amdocs Ltd.	1.5%
Essent Group Ltd.	1.5%
ICON PLC	1.5%
Terex Corp.	1.5%
LifePoint Health, Inc.	1.5%
Graphic Packaging Holding Co.	1.5%

15.4%

MML Small/Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/17

Financial	23.3%
Industrial	17.5%
Consumer, Cyclical	16.8%
Consumer, Non-cyclical	11.4%
Technology	11.3%
Energy	7.4%
Utilities	3.8%
Communications	3.6%
Basic Materials	1.4%

Total Long-Term Investments	96.5%
Short-Term Investments and Other Assets and Liabilities	3.5%

Net Assets	100.0%

MML Total Return Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Total Return Bond Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, BBB- or higher by Fitch, or A-2 by S&P, P-2 by Moody’s, or F-2 by Fitch for short-term debt obligations, or, if unrated, determined by the Fund’s subadviser to be of comparable quality). The Fund’s subadviser is Metropolitan West Asset Management, LLC (MetWest).

MML Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/17

U.S. Government Agency Obligations and Instrumentalities	32.0%
U.S. Treasury Obligations	26.7%
Corporate Debt	26.1%
Non-U.S. Government Agency Obligations	14.1%
Municipal Obligations	1.4%
Bank Loans	0.1%

Total Long-Term Investments	100.4%
Short-Term Investments and Other Assets and Liabilities	(0.4)%

Net Assets	100.0%

MML Blue Chip Growth Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 0.3%
Chemicals — 0.3%
E.I. du Pont de Nemours & Co.	300	$24,214
PPG Industries, Inc.	300	32,988
The Sherwin-Williams Co.	2,600	912,496

		969,698

Communications — 31.4%
Internet — 31.3%
Alibaba Group Holding Ltd. Sponsored ADR (a)	75,846	10,686,701
Alphabet, Inc. Class A (a)	9,000	8,367,120
Alphabet, Inc. Class C (a)	16,556	15,044,934
Amazon.com, Inc. (a)	31,249	30,249,032
Ctrip.com International Ltd. ADR (a)	36,340	1,957,272
Facebook, Inc. Class A (a)	119,776	18,083,781
MercadoLibre, Inc.	100	25,088
Netflix, Inc. (a)	21,900	3,272,079
The Priceline Group, Inc. (a)	8,470	15,843,304
Snap, Inc. Class A (a)	1,700	30,209
Tencent Holdings Ltd.	183,200	6,537,527

		110,097,047

Media — 0.1%
Charter Communications, Inc. Class A (a)	132	44,464
Comcast Corp. Class A	4,300	167,356
The Walt Disney Co.	300	31,875

		243,695

		110,340,742

Consumer, Cyclical — 11.7%
Airlines — 2.9%
Alaska Air Group, Inc.	34,200	3,069,792
American Airlines Group, Inc.	111,400	5,605,648
Delta Air Lines, Inc.	700	37,618
United Continental Holdings, Inc. (a)	17,381	1,307,920

		10,020,978

Auto Manufacturers — 1.2%
Ferrari NV	10,700	920,414
Tesla, Inc. (a)	9,502	3,436,018

		4,356,432

Auto Parts & Equipment — 0.3%
Delphi Automotive PLC	12,200	1,069,330

Leisure Time — 0.5%
Norwegian Cruise Line Holdings Ltd. (a)	400	21,716

	Number of Shares	Value
Royal Caribbean Cruises Ltd.	16,600	$1,813,218

		1,834,934

Lodging — 1.5%
Hilton Worldwide Holdings, Inc.	20,376	1,260,256
Marriott International, Inc. Class A	25,687	2,576,663
MGM Resorts International	41,727	1,305,638

		5,142,557

Retail — 5.3%
AutoZone, Inc. (a)	1,200	684,552
Coach, Inc.	14,400	681,696
Costco Wholesale Corp.	300	47,979
Dollar General Corp.	9,000	648,810
Domino’s Pizza, Inc.	727	153,782
The Home Depot, Inc.	29,000	4,448,600
Lowe’s Cos., Inc.	12,200	945,866
McDonald’s Corp.	5,000	765,800
O’Reilly Automotive, Inc. (a)	9,144	2,000,158
Ross Stores, Inc.	31,200	1,801,176
Starbucks Corp.	32,451	1,892,218
Walgreens Boots Alliance, Inc.	27,700	2,169,187
Yum! Brands, Inc.	33,600	2,478,336

		18,718,160

		41,142,391

Consumer, Non-cyclical — 20.6%
Agriculture — 1.2%
Philip Morris International, Inc.	36,300	4,263,435

Beverages — 0.2%
Constellation Brands, Inc. Class A	3,600	697,428
Monster Beverage Corp. (a)	2,200	109,296

		806,724

Biotechnology — 4.0%
Alexion Pharmaceuticals, Inc. (a)	30,395	3,698,160
Biogen, Inc. (a)	9,400	2,550,784
Celgene Corp. (a)	27,400	3,558,438
Illumina, Inc. (a)	826	143,327
Regeneron Pharmaceuticals, Inc. (a)	200	98,228
Vertex Pharmaceuticals, Inc. (a)	31,700	4,085,179

		14,134,116

Commercial Services — 2.1%
Equifax, Inc.	8,400	1,154,328
FleetCor Technologies, Inc. (a)	2,800	403,788
Global Payments, Inc.	8,900	803,848
IHS Markit Ltd. (a)	15,791	695,436
PayPal Holdings, Inc. (a)	67,100	3,601,257
S&P Global, Inc.	3,600	525,564
Vantiv, Inc. Class A (a)	600	38,004

		7,222,225

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 6.6%
Becton, Dickinson & Co.	22,116	$4,315,053
Danaher Corp.	61,260	5,169,732
DENTSPLY SIRONA, Inc.	500	32,420
Henry Schein, Inc. (a)	200	36,604
Intuitive Surgical, Inc. (a)	5,500	5,144,535
Stryker Corp.	34,530	4,792,073
Thermo Fisher Scientific, Inc.	20,371	3,554,128

		23,044,545

Health Care – Services — 5.2%
Aetna, Inc.	21,039	3,194,351
Cigna Corp.	17,400	2,912,586
Humana, Inc.	14,100	3,392,742
UnitedHealth Group, Inc.	48,100	8,918,702

		18,418,381

Pharmaceuticals — 1.3%
Allergan PLC	12,254	2,978,825
Bristol-Myers Squibb Co.	800	44,576
Merck & Co., Inc.	12,500	801,125
Shire PLC ADR	1,219	201,464
Zoetis, Inc.	11,400	711,132

		4,737,122

		72,626,548

Financial — 17.0%
Banks — 5.1%
The Bank of New York Mellon Corp.	5,600	285,712
Citigroup, Inc.	13,300	889,504
Citizens Financial Group, Inc.	32,200	1,148,896
First Republic Bank	15,369	1,538,437
The Goldman Sachs Group, Inc.	200	44,380
JP Morgan Chase & Co.	32,800	2,997,920
Morgan Stanley	171,100	7,624,216
State Street Corp.	39,000	3,499,470

		18,028,535

Diversified Financial Services — 8.9%
Ameriprise Financial, Inc.	200	25,458
The Charles Schwab Corp.	45,200	1,941,792
CME Group, Inc.	4,500	563,580
Intercontinental Exchange, Inc.	65,200	4,297,984
Mastercard, Inc. Class A	74,242	9,016,691
TD Ameritrade Holding Corp.	105,500	4,535,445
Visa, Inc. Class A	115,320	10,814,709

		31,195,659

Insurance — 1.0%
Chubb Ltd.	1,000	145,380
Marsh & McLennan Cos., Inc.	13,000	1,013,480
The Progressive Corp.	14,300	630,487
Willis Towers Watson PLC	10,793	1,569,950

		3,359,297

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.	44,670	$5,910,734
Equinix, Inc.	2,509	1,076,763
SBA Communications Corp. (a)	1,400	188,860

		7,176,357

		59,759,848

Industrial — 4.7%
Aerospace & Defense — 2.0%
The Boeing Co.	29,800	5,892,950
General Dynamics Corp.	100	19,810
Harris Corp.	1,600	174,528
Northrop Grumman Corp.	2,700	693,117
Raytheon Co.	300	48,444
Rockwell Collins, Inc.	3,400	357,272

		7,186,121

Building Materials — 0.0%
Johnson Controls International PLC	1,000	43,360

Electronics — 1.3%
Agilent Technologies, Inc.	2,600	154,206
Fortive Corp.	43,080	2,729,118
Honeywell International, Inc.	12,100	1,612,809

		4,496,133

Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	2,700	379,971

Machinery – Diversified — 0.6%
Roper Technologies, Inc.	8,100	1,875,393
Wabtec Corp.	1,900	173,850

		2,049,243

Miscellaneous – Manufacturing — 0.0%
Textron, Inc.	700	32,970

Packaging & Containers — 0.3%
Ball Corp.	24,516	1,034,820

Transportation — 0.4%
Canadian Pacific Railway Ltd.	5,100	820,131
CSX Corp.	7,400	403,744
FedEx Corp.	600	130,398
Union Pacific Corp.	400	43,564

		1,397,837

		16,620,455

Technology — 13.7%
Computers — 1.6%
Apple, Inc.	38,567	5,554,419

Semiconductors — 1.6%
Analog Devices, Inc.	6,100	474,580
Broadcom Ltd.	14,700	3,425,835
KLA-Tencor Corp.	6,800	622,268
Microchip Technology, Inc.	13,000	1,003,340
Xilinx, Inc.	1,100	70,752

		5,596,775

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 10.5%
Activision Blizzard, Inc.	600	$34,542
Electronic Arts, Inc. (a)	22,400	2,368,128
Fidelity National Information Services, Inc.	20,723	1,769,744
Fiserv, Inc. (a)	30,240	3,699,562
Intuit, Inc.	15,200	2,018,712
Microsoft Corp.	179,800	12,393,614
Red Hat, Inc. (a)	24,848	2,379,196
salesforce.com, Inc. (a)	67,300	5,828,180
ServiceNow, Inc. (a)	44,950	4,764,700
Workday, Inc. Class A (a)	17,200	1,668,400

		36,924,778

		48,075,972

Utilities — 0.2%
Electric — 0.2%
NextEra Energy, Inc.	5,600	784,728

TOTAL COMMON STOCK (Cost $218,577,243)		350,320,382

TOTAL EQUITIES (Cost $218,577,243)		350,320,382

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Reserve Investment Fund	1,022	1,022

TOTAL MUTUAL FUNDS (Cost $1,022)		1,022

TOTAL LONG-TERM INVESTMENTS (Cost $218,578,265)		350,321,404

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (b)	$2,413,487	2,413,487

TOTAL SHORT-TERM INVESTMENTS (Cost $2,413,487)		2,413,487

TOTAL INVESTMENTS — 100.3% (Cost $220,991,752) (c)		352,734,891

Other Assets/(Liabilities) — (0.3)%		(1,143,845)

NET ASSETS — 100.0%		$351,591,046

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,413,497. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $2,465,633.
(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	90.2%
Cayman Islands	5.5%
Ireland	1.4%
Singapore	1.0%
Liberia	0.5%
United Kingdom	0.3%
Netherlands	0.3%
Canada	0.2%
Bermuda	0.2%
Switzerland	0.0%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 95.8%
Basic Materials — 4.2%
Chemicals — 2.6%
Akzo Nobel NV	6,605	$573,386
CF Industries Holdings, Inc.	144,500	4,040,220
E.I. du Pont de Nemours & Co.	107,500	8,676,325

		13,289,931

Forest Products & Paper — 1.0%
International Paper Co.	90,900	5,145,849

Iron & Steel — 0.6%
Nucor Corp.	50,400	2,916,648

		21,352,428

Communications — 8.1%
Media — 4.0%
Comcast Corp. Class A	168,600	6,561,912
News Corp. Class A	302,100	4,138,770
Time Warner, Inc.	5,833	585,692
Twenty-First Century Fox, Inc. Class B	258,900	7,215,543
The Walt Disney Co.	18,600	1,976,250

		20,478,167

Telecommunications — 4.1%
CenturyLink, Inc.	88,905	2,123,051
Cisco Systems, Inc.	196,900	6,162,970
Telefonica SA	169,019	1,747,583
Verizon Communications, Inc.	206,135	9,205,989
Vodafone Group PLC	533,271	1,513,311

		20,752,904

		41,231,071

Consumer, Cyclical — 5.7%
Airlines — 0.7%
Delta Air Lines, Inc.	24,400	1,311,256
Southwest Airlines Co.	35,100	2,181,114

		3,492,370

Auto Manufacturers — 0.4%
Ford Motor Co.	162,900	1,822,851

Auto Parts & Equipment — 0.6%
Adient PLC	45,281	2,960,472

Leisure Time — 0.4%
Carnival Corp.	35,000	2,294,950

Lodging — 1.1%
Las Vegas Sands Corp.	84,200	5,379,538

Retail — 1.9%
Kohl’s Corp.	78,100	3,020,127
Macy’s, Inc.	76,700	1,782,508

	Number of Shares	Value
Wal-Mart Stores, Inc.	64,500	$4,881,360

		9,683,995

Toys, Games & Hobbies — 0.6%
Mattel, Inc.	145,700	3,136,921

		28,771,097

Consumer, Non-cyclical — 15.9%
Agriculture — 1.7%
Archer-Daniels-Midland Co.	123,800	5,122,844
Philip Morris International, Inc.	29,600	3,476,520

		8,599,364

Beverages — 1.7%
Diageo PLC	88,135	2,605,392
PepsiCo, Inc.	50,100	5,786,049

		8,391,441

Biotechnology — 1.0%
Gilead Sciences, Inc.	73,400	5,195,252

Cosmetics & Personal Care — 0.5%
Avon Products, Inc. (a)	80,700	306,660
Coty, Inc. Class A	125,673	2,357,625

		2,664,285

Foods — 1.4%
Kellogg Co.	31,000	2,153,260
Tyson Foods, Inc. Class A	83,000	5,198,290

		7,351,550

Health Care – Products — 1.9%
Becton, Dickinson & Co.	21,100	4,116,821
Medtronic PLC	60,700	5,387,125

		9,503,946

Health Care – Services — 1.7%
Anthem, Inc.	45,000	8,465,850

Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	82,000	4,569,040
GlaxoSmithKline PLC	130,991	2,790,257
Johnson & Johnson	78,700	10,411,223
Merck & Co., Inc.	76,400	4,896,476
Pfizer, Inc.	230,454	7,740,950

		30,407,946

		80,579,634

Energy — 9.4%
Oil & Gas — 9.3%
Apache Corp.	83,386	3,996,691
Canadian Natural Resources Ltd.	68,900	1,987,076
Chevron Corp.	49,700	5,185,201
EQT Corp.	15,480	906,973
Exxon Mobil Corp.	151,300	12,214,449
Hess Corp.	94,900	4,163,263
Occidental Petroleum Corp.	98,700	5,909,169

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Royal Dutch Shell PLC A Shares Sponsored ADR	69,500	$3,696,705
Total SA	183,611	9,097,285

		47,156,812

Pipelines — 0.1%
TransCanada Corp.	15,100	719,817

		47,876,629

Financial — 28.0%
Banks — 17.9%
Bank of America Corp.	67,677	1,641,844
The Bank of New York Mellon Corp.	89,100	4,545,882
Citigroup, Inc.	115,700	7,738,016
Fifth Third Bancorp	232,000	6,022,720
JP Morgan Chase & Co.	198,600	18,152,040
KeyCorp	205,800	3,856,692
Morgan Stanley	238,500	10,627,560
Northern Trust Corp.	49,300	4,792,453
The PNC Financial Services Group, Inc.	38,700	4,832,469
Royal Bank of Scotland Group PLC (a)	409,069	1,318,262
State Street Corp.	97,100	8,712,783
US Bancorp	125,000	6,490,000
Wells Fargo & Co.	216,600	12,001,806

		90,732,527

Diversified Financial Services — 1.9%
American Express Co.	38,100	3,209,544
Ameriprise Financial, Inc.	50,300	6,402,687

		9,612,231

Insurance — 6.1%
American International Group, Inc.	54,400	3,401,088
Chubb Ltd.	17,608	2,559,851
Loews Corp.	164,600	7,704,926
Marsh & McLennan Cos., Inc.	57,400	4,474,904
MetLife, Inc.	148,300	8,147,602
Willis Towers Watson PLC	20,141	2,929,710
XL Group Ltd.	37,770	1,654,326

		30,872,407

Real Estate Investment Trusts (REITS) — 2.1%
Equity Residential	49,100	3,232,253
Rayonier, Inc.	143,041	4,115,290
Weyerhaeuser Co.	105,271	3,526,578

		10,874,121

		142,091,286

Industrial — 12.3%
Aerospace & Defense — 3.5%
The Boeing Co.	49,100	9,709,525
Harris Corp.	66,335	7,235,822

	Number of Shares	Value
United Technologies Corp.	5,394	$658,661

		17,604,008

Building Materials — 2.4%
Johnson Controls International PLC	195,015	8,455,850
Vulcan Materials Co.	30,800	3,901,744

		12,357,594

Electrical Components & Equipment — 1.0%
Emerson Electric Co.	81,500	4,859,030

Electronics — 0.4%
TE Connectivity Ltd.	23,600	1,856,848

Machinery – Diversified — 0.8%
Cummins, Inc.	11,200	1,816,864
Flowserve Corp.	53,292	2,474,348

		4,291,212

Miscellaneous – Manufacturing — 3.1%
General Electric Co.	237,500	6,414,875
Illinois Tool Works, Inc.	43,100	6,174,075
Pentair PLC	49,300	3,280,422

		15,869,372

Transportation — 1.1%
United Parcel Service, Inc. Class B	51,900	5,739,621

		62,577,685

Technology — 6.6%
Computers — 1.0%
Apple, Inc.	15,200	2,189,104
Western Digital Corp.	32,300	2,861,780

		5,050,884

Semiconductors — 3.4%
Analog Devices, Inc.	19,457	1,513,755
Applied Materials, Inc.	129,900	5,366,169
QUALCOMM, Inc.	139,100	7,681,102
Texas Instruments, Inc.	37,573	2,890,491

		17,451,517

Software — 2.2%
CA, Inc.	26,700	920,349
Microsoft Corp.	146,200	10,077,566

		10,997,915

		33,500,316

Utilities — 5.6%
Electric — 4.6%
The AES Corp.	116,600	1,295,426
Edison International	61,100	4,777,409
Exelon Corp.	104,100	3,754,887
PG&E Corp.	98,900	6,563,993
The Southern Co.	90,827	4,348,797
Xcel Energy, Inc.	58,300	2,674,804

		23,415,316

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 1.0%
NiSource, Inc.	204,200	$5,178,512

		28,593,828

TOTAL COMMON STOCK (Cost $382,025,808)		486,573,974

PREFERRED STOCK — 1.8%
Consumer, Non-cyclical — 0.7%
Health Care – Products — 0.7%
Becton Dickinson and Co. 6.125%	63,549	3,481,214

Utilities — 1.1%
Electric — 1.1%
DTE Energy Co. 6.500%	15,505	850,449
Great Plains Energy, Inc. 7.000%	27,033	1,433,830
NextEra Energy, Inc. 6.123%	64,753	3,497,310

		5,781,589

TOTAL PREFERRED STOCK (Cost $8,475,041)		9,262,803

TOTAL EQUITIES (Cost $390,500,849)		495,836,777

	Principal Amount
BONDS & NOTES — 0.2%

CORPORATE DEBT — 0.2%
Computers — 0.2%
Western Digital Corp. 10.500% 4/01/24	$695,000	819,878

TOTAL CORPORATE DEBT (Cost $683,554)		819,878

TOTAL BONDS & NOTES (Cost $683,554)		819,878

	Number of Shares
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Reserve Investment Fund	1,022	1,022

		1,022

TOTAL MUTUAL FUNDS (Cost $1,022)		1,022

TOTAL LONG-TERM INVESTMENTS (Cost $391,185,425)		496,657,677

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (b)	$9,347,713	$9,347,713

TOTAL SHORT-TERM INVESTMENTS (Cost $9,347,713)		9,347,713

TOTAL INVESTMENTS — 99.6% (Cost $400,533,138) (c)		506,005,390

Other Assets/(Liabilities) — 0.4%		2,144,843

NET ASSETS — 100.0%		$508,150,233

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $9,347,752. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $9,537,171.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 2.3%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	7,266	$1,039,474
Albemarle Corp.	3,667	387,015
CF Industries Holdings, Inc.	7,717	215,767
The Dow Chemical Co.	37,376	2,357,304
E.I. du Pont de Nemours & Co.	28,811	2,325,336
Eastman Chemical Co.	4,893	410,963
FMC Corp.	4,429	323,539
International Flavors & Fragrances, Inc.	2,590	349,650
LyondellBasell Industries NV Class A	10,959	924,830
Monsanto Co.	14,603	1,728,411
The Mosaic Co.	11,736	267,933
PPG Industries, Inc.	8,545	939,608
Praxair, Inc.	9,526	1,262,671
The Sherwin-Williams Co.	2,683	941,626

		13,474,127

Forest Products & Paper — 0.1%
International Paper Co.	13,811	781,841

Iron & Steel — 0.1%
Nucor Corp.	10,551	610,586

Mining — 0.2%
Freeport-McMoRan, Inc. (a)	43,896	527,191
Newmont Mining Corp.	17,587	569,643

		1,096,834

		15,963,388

Communications — 13.4%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	12,950	318,570
Omnicom Group, Inc.	7,688	637,335

		955,905

Internet — 7.3%
Alphabet, Inc. Class A (a)	9,893	9,197,324
Alphabet, Inc. Class C (a)	9,918	9,012,784
Amazon.com, Inc. (a)	13,186	12,764,048
eBay, Inc. (a)	33,318	1,163,465
Expedia, Inc.	4,067	605,780
F5 Networks, Inc. (a)	2,162	274,704
Facebook, Inc. Class A (a)	78,564	11,861,593
Netflix, Inc. (a)	14,309	2,137,908
The Priceline Group, Inc. (a)	1,636	3,060,171
Symantec Corp.	20,218	571,158
TripAdvisor, Inc. (a)	3,592	137,214
VeriSign, Inc. (a)	2,897	269,305

		51,055,454

	Number of Shares	Value
Media — 2.9%
CBS Corp. Class B	12,320	$785,770
Charter Communications, Inc. Class A (a)	7,175	2,416,899
Comcast Corp. Class A	157,379	6,125,191
Discovery Communications, Inc. Class A (a)	5,118	132,198
Discovery Communications, Inc. Class C (a)	7,026	177,125
DISH Network Corp. Class A (a)	7,504	470,951
News Corp. Class A	13,028	178,484
News Corp. Class B	3,915	55,397
Scripps Networks Interactive, Inc. Class A	3,150	215,176
Time Warner, Inc.	25,744	2,584,955
Twenty-First Century Fox, Inc. Class A	35,077	994,082
Twenty-First Century Fox, Inc. Class B	16,125	449,404
Viacom, Inc. Class B	11,791	395,824
The Walt Disney Co.	48,365	5,138,781

		20,120,237

Telecommunications — 3.0%
AT&T, Inc.	204,484	7,715,182
CenturyLink, Inc.	18,117	432,634
Cisco Systems, Inc.	166,051	5,197,396
Juniper Networks, Inc.	12,727	354,829
Level 3 Communications, Inc. (a)	9,667	573,253
Motorola Solutions, Inc.	5,376	466,314
Verizon Communications, Inc.	135,552	6,053,752

		20,793,360

		92,924,956

Consumer, Cyclical — 8.8%
Airlines — 0.6%
Alaska Air Group, Inc.	4,104	368,375
American Airlines Group, Inc.	16,382	824,342
Delta Air Lines, Inc.	24,464	1,314,695
Southwest Airlines Co.	20,094	1,248,641
United Continental Holdings, Inc. (a)	9,370	705,093

		4,461,146

Apparel — 0.6%
Hanesbrands, Inc.	12,076	279,680
Michael Kors Holdings Ltd. (a)	5,173	187,521
NIKE, Inc. Class B	44,025	2,597,475
Ralph Lauren Corp.	1,791	132,176
Under Armour, Inc. Class A (a)	6,340	137,958
Under Armour, Inc. Class C (a)	6,326	127,532
VF Corp.	10,631	612,346

		4,074,688

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.5%
Ford Motor Co.	130,066	$1,455,439
General Motors Co.	45,752	1,598,117
PACCAR, Inc.	11,608	766,592

		3,820,148

Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	6,641	281,313
Delphi Automotive PLC	8,864	776,929
The Goodyear Tire & Rubber Co.	8,259	288,735

		1,346,977

Distribution & Wholesale — 0.2%
Fastenal Co.	9,562	416,234
LKQ Corp. (a)	10,367	341,593
W.W. Grainger, Inc.	1,812	327,120

		1,084,947

Home Builders — 0.1%
D.R. Horton, Inc.	11,334	391,816
Lennar Corp. Class A	6,792	362,149
PulteGroup, Inc.	9,426	231,220

		985,185

Home Furnishing — 0.1%
Leggett & Platt, Inc.	4,420	232,183
Whirlpool Corp.	2,434	466,403

		698,586

Housewares — 0.1%
Newell Brands, Inc.	15,972	856,419

Leisure Time — 0.3%
Carnival Corp.	13,898	911,292
Harley-Davidson, Inc.	5,745	310,345
Royal Caribbean Cruises Ltd.	5,548	606,008

		1,827,645

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	6,812	421,322
Marriott International, Inc. Class A	10,330	1,036,202
Wyndham Worldwide Corp.	3,426	344,005
Wynn Resorts Ltd.	2,629	352,602

		2,154,131

Retail — 5.6%
Advance Auto Parts, Inc.	2,456	286,345
AutoNation, Inc. (a)	2,099	88,494
AutoZone, Inc. (a)	941	536,803
Bed Bath & Beyond, Inc.	4,791	145,646
Best Buy Co., Inc.	8,820	505,651
CarMax, Inc. (a)	6,167	388,891
Chipotle Mexican Grill, Inc. (a)	964	401,120
Coach, Inc.	9,350	442,629
Costco Wholesale Corp.	14,581	2,331,939
CVS Health Corp.	33,859	2,724,295
Darden Restaurants, Inc.	4,157	375,959

	Number of Shares	Value
Dollar General Corp.	8,402	$605,700
Dollar Tree, Inc. (a)	7,801	545,446
Foot Locker, Inc.	4,372	215,452
The Gap, Inc.	7,404	162,814
Genuine Parts Co.	4,930	457,307
The Home Depot, Inc.	39,736	6,095,502
Kohl’s Corp.	5,567	215,276
L Brands, Inc.	7,986	430,366
Lowe’s Cos., Inc.	28,520	2,211,156
Macy’s, Inc.	10,280	238,907
McDonald’s Corp.	27,093	4,149,564
Nordstrom, Inc.	3,697	176,828
O’Reilly Automotive, Inc. (a)	3,040	664,970
PVH Corp.	2,617	299,647
Ross Stores, Inc.	12,976	749,104
Signet Jewelers Ltd.	2,192	138,622
Staples, Inc.	21,700	218,519
Starbucks Corp.	48,140	2,807,043
Target Corp.	18,339	958,946
Tiffany & Co.	3,602	338,120
The TJX Cos., Inc.	21,376	1,542,706
Tractor Supply Co.	4,288	232,452
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,943	558,302
Wal-Mart Stores, Inc.	49,084	3,714,677
Walgreens Boots Alliance, Inc.	28,370	2,221,655
Yum! Brands, Inc.	10,996	811,065

		38,987,918

Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,084	503,682

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,754	418,608
Mattel, Inc.	11,317	243,655

		662,263

		61,463,735

Consumer, Non-cyclical — 23.1%
Agriculture — 1.9%
Altria Group, Inc.	64,184	4,779,783
Archer-Daniels-Midland Co.	19,069	789,075
Philip Morris International, Inc.	51,667	6,068,289
Reynolds American, Inc.	27,426	1,783,787

		13,420,934

Beverages — 2.1%
Brown-Forman Corp. Class B	5,966	289,948
The Coca-Cola Co.	127,776	5,730,754
Constellation Brands, Inc. Class A	5,685	1,101,355
Dr. Pepper Snapple Group, Inc.	6,088	554,678
Molson Coors Brewing Co. Class B	6,101	526,760
Monster Beverage Corp. (a)	13,434	667,401
PepsiCo, Inc.	47,519	5,487,969

		14,358,865

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc. (a)	7,432	$904,251
Amgen, Inc.	24,490	4,217,913
Biogen, Inc. (a)	7,101	1,926,927
Celgene Corp. (a)	25,957	3,371,036
Gilead Sciences, Inc.	43,460	3,076,099
Illumina, Inc. (a)	4,869	844,869
Incyte Corp. (a)	5,625	708,244
Regeneron Pharmaceuticals, Inc. (a)	2,531	1,243,075
Vertex Pharmaceuticals, Inc. (a)	8,298	1,069,363

		17,361,777

Commercial Services — 1.6%
Automatic Data Processing, Inc.	14,855	1,522,043
Cintas Corp.	2,884	363,499
Ecolab, Inc.	8,676	1,151,739
Equifax, Inc.	3,969	545,420
Gartner, Inc. (a)	2,993	369,666
Global Payments, Inc.	5,110	461,535
H&R Block, Inc.	7,043	217,699
IHS Markit Ltd. (a)	10,552	464,710
Moody’s Corp.	5,518	671,430
Nielsen Holdings PLC	11,132	430,363
PayPal Holdings, Inc. (a)	37,125	1,992,499
Quanta Services, Inc. (a)	5,077	167,135
Robert Half International, Inc.	4,296	205,907
S&P Global, Inc.	8,596	1,254,930
Total System Services, Inc.	5,475	318,919
United Rentals, Inc. (a)	2,825	318,406
Verisk Analytics, Inc. (a)	5,162	435,518
The Western Union Co.	15,524	295,732

		11,187,150

Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	29,313	2,172,973
Coty, Inc. Class A	15,568	292,056
The Estee Lauder Cos., Inc. Class A	7,468	716,778
The Procter & Gamble Co.	85,012	7,408,796

		10,590,603

Foods — 1.5%
Campbell Soup Co.	6,461	336,941
Conagra Brands, Inc.	13,413	479,649
General Mills, Inc.	19,120	1,059,248
The Hershey Co.	4,627	496,801
Hormel Foods Corp.	8,936	304,807
The J.M. Smucker Co.	3,855	456,162
Kellogg Co.	8,370	581,380
The Kraft Heinz Co.	19,881	1,702,609
The Kroger Co.	30,322	707,109
McCormick & Co., Inc.	3,722	362,932
Mondelez International, Inc. Class A	50,432	2,178,158
Sysco Corp.	16,307	820,731
Tyson Foods, Inc. Class A	9,629	603,064

	Number of Shares	Value
Whole Foods Market, Inc.	10,723	$451,546

		10,541,137

Health Care – Products — 3.3%
Abbott Laboratories	57,627	2,801,248
Align Technology, Inc. (a)	2,507	376,351
Baxter International, Inc.	16,230	982,564
Becton, Dickinson & Co.	7,551	1,473,276
Boston Scientific Corp. (a)	45,492	1,261,038
C.R. Bard, Inc.	2,417	764,038
The Cooper Cos., Inc.	1,642	393,128
Danaher Corp.	20,294	1,712,611
DENTSPLY SIRONA, Inc.	7,643	495,572
Edwards Lifesciences Corp. (a)	6,969	824,015
Henry Schein, Inc. (a)	2,661	487,016
Hologic, Inc. (a)	9,278	421,036
IDEXX Laboratories, Inc. (a)	2,905	468,925
Intuitive Surgical, Inc. (a)	1,219	1,140,216
Medtronic PLC	45,511	4,039,101
Patterson Cos., Inc.	2,640	123,948
Stryker Corp.	10,304	1,429,989
Thermo Fisher Scientific, Inc.	13,018	2,271,250
Varian Medical Systems, Inc. (a)	3,090	318,857
Zimmer Biomet Holdings, Inc.	6,722	863,105

		22,647,284

Health Care – Services — 2.2%
Aetna, Inc.	11,029	1,674,533
Anthem, Inc.	8,787	1,653,099
Centene Corp. (a)	5,690	454,517
Cigna Corp.	8,498	1,422,480
DaVita, Inc. (a)	5,135	332,543
Envision Healthcare Corp. (a)	3,881	243,222
HCA Healthcare, Inc. (a)	9,560	833,632
Humana, Inc.	4,790	1,152,570
Laboratory Corp. of America Holdings (a)	3,408	525,309
Quest Diagnostics, Inc.	4,589	510,113
UnitedHealth Group, Inc.	32,041	5,941,042
Universal Health Services, Inc. Class B	2,996	365,752

		15,108,812

Household Products & Wares — 0.4%
Avery Dennison Corp.	2,963	261,840
Church & Dwight Co., Inc.	8,366	434,028
The Clorox Co.	4,263	568,002
Kimberly-Clark Corp.	11,789	1,522,078

		2,785,948

Pharmaceuticals — 6.1%
AbbVie, Inc.	52,863	3,833,096
Allergan PLC	11,152	2,710,940
AmerisourceBergen Corp.	5,542	523,885
Bristol-Myers Squibb Co.	54,758	3,051,116

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cardinal Health, Inc.	10,476	$816,290
Eli Lilly & Co.	32,316	2,659,607
Express Scripts Holding Co. (a)	19,715	1,258,606
Johnson & Johnson	89,531	11,844,056
Mallinckrodt PLC (a)	3,245	145,408
McKesson Corp.	7,027	1,156,223
Merck & Co., Inc.	90,907	5,826,230
Mylan NV (a)	15,244	591,772
Perrigo Co. PLC	4,794	362,043
Pfizer, Inc.	198,328	6,661,837
Zoetis, Inc.	16,367	1,020,973

		42,462,082

		160,464,592

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	10,713	280,252

Energy — 6.0%
Oil & Gas — 4.8%
Anadarko Petroleum Corp.	18,727	849,082
Apache Corp.	12,562	602,097
Cabot Oil & Gas Corp.	15,592	391,047
Chesapeake Energy Corp. (a)	25,699	127,724
Chevron Corp.	62,957	6,568,304
Cimarex Energy Co.	3,165	297,542
Concho Resources, Inc. (a)	4,938	600,115
ConocoPhillips	41,056	1,804,822
Devon Energy Corp.	17,345	554,520
EOG Resources, Inc.	19,207	1,738,618
EQT Corp.	5,799	339,763
Exxon Mobil Corp.	140,826	11,368,883
Helmerich & Payne, Inc.	3,574	194,211
Hess Corp.	9,044	396,760
Marathon Oil Corp.	28,064	332,558
Marathon Petroleum Corp.	17,239	902,117
Murphy Oil Corp.	5,553	142,323
Newfield Exploration Co. (a)	6,525	185,701
Noble Energy, Inc.	15,133	428,264
Occidental Petroleum Corp.	25,479	1,525,428
Phillips 66	14,539	1,202,230
Pioneer Natural Resources Co.	5,684	907,053
Range Resources Corp.	6,298	145,925
Tesoro Corp.	5,022	470,059
Transocean Ltd. (a)	13,142	108,159
Valero Energy Corp.	14,847	1,001,578

		33,184,883

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	14,186	773,279
Halliburton Co.	28,865	1,232,824
National Oilwell Varco, Inc.	12,498	411,684
Schlumberger Ltd.	46,189	3,041,084
TechnipFMC PLC (a)	15,565	423,368

		5,882,239

	Number of Shares	Value
Pipelines — 0.4%
Kinder Morgan, Inc.	63,610	$1,218,768
ONEOK, Inc.	12,627	658,624
The Williams Cos., Inc.	27,502	832,761

		2,710,153

		41,777,275

Financial — 18.5%
Banks — 7.8%
Bank of America Corp.	330,874	8,027,003
The Bank of New York Mellon Corp.	34,710	1,770,904
BB&T Corp.	26,886	1,220,893
Capital One Financial Corp.	16,097	1,329,934
Citigroup, Inc.	91,523	6,121,058
Citizens Financial Group, Inc.	16,952	604,847
Comerica, Inc.	5,872	430,065
Fifth Third Bancorp	25,027	649,701
The Goldman Sachs Group, Inc.	12,175	2,701,633
Huntington Bancshares, Inc.	35,920	485,638
JP Morgan Chase & Co.	118,098	10,794,157
KeyCorp	36,414	682,398
M&T Bank Corp.	5,138	832,099
Morgan Stanley	47,416	2,112,857
Northern Trust Corp.	6,732	654,418
The PNC Financial Services Group, Inc.	16,081	2,008,035
Regions Financial Corp.	40,061	586,493
State Street Corp.	11,761	1,055,315
SunTrust Banks, Inc.	16,065	911,207
US Bancorp	52,616	2,731,823
Wells Fargo & Co.	149,475	8,282,410
Zions Bancorp	6,735	295,734

		54,288,622

Diversified Financial Services — 3.4%
Affiliated Managers Group, Inc.	1,887	312,978
Alliance Data Systems Corp.	1,858	476,930
American Express Co.	24,944	2,101,283
Ameriprise Financial, Inc.	5,048	642,560
BlackRock, Inc.	4,029	1,701,890
CBOE Holdings, Inc.	3,060	279,684
The Charles Schwab Corp.	40,423	1,736,572
CME Group, Inc.	11,334	1,419,470
Discover Financial Services	12,633	785,646
E*TRADE Financial Corp. (a)	9,075	345,122
Franklin Resources, Inc.	11,509	515,488
Intercontinental Exchange, Inc.	19,755	1,302,250
Invesco Ltd.	13,575	477,704
Mastercard, Inc. Class A	31,164	3,784,868
Nasdaq, Inc.	3,782	270,375
Navient Corp.	9,488	157,975
Raymond James Financial, Inc.	4,271	342,620
Synchrony Financial	25,621	764,018
T. Rowe Price Group, Inc.	8,072	599,023

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	61,348	$5,753,215

		23,769,671

Insurance — 4.3%
Aflac, Inc.	13,195	1,024,988
The Allstate Corp.	12,086	1,068,886
American International Group, Inc.	29,241	1,828,147
Aon PLC	8,719	1,159,191
Arthur J Gallagher & Co.	5,983	342,527
Assurant, Inc.	1,812	187,886
Berkshire Hathaway, Inc. Class B (a)	63,146	10,695,038
Chubb Ltd.	15,495	2,252,663
Cincinnati Financial Corp.	5,016	363,409
Everest Re Group Ltd.	1,368	348,279
The Hartford Financial Services Group, Inc.	12,217	642,248
Lincoln National Corp.	7,427	501,917
Loews Corp.	9,160	428,780
Marsh & McLennan Cos., Inc.	17,090	1,332,336
MetLife, Inc.	35,934	1,974,214
Principal Financial Group, Inc.	8,863	567,852
The Progressive Corp.	19,221	847,454
Prudential Financial, Inc.	14,247	1,540,670
Torchmark Corp.	3,647	278,995
The Travelers Cos., Inc.	9,288	1,175,211
Unum Group	7,548	351,963
Willis Towers Watson PLC	4,256	619,078
XL Group Ltd.	8,736	382,637

		29,914,369

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	9,937	361,707

Real Estate Investment Trusts (REITS) — 2.9%
Alexandria Real Estate Equities, Inc.	3,055	368,036
American Tower Corp.	14,135	1,870,343
Apartment Investment & Management Co. Class A	5,197	223,315
AvalonBay Communities, Inc.	4,601	884,174
Boston Properties, Inc.	5,095	626,787
Crown Castle International Corp.	12,176	1,219,792
Digital Realty Trust, Inc.	5,267	594,908
Equinix, Inc.	2,583	1,108,520
Equity Residential	12,272	807,866
Essex Property Trust, Inc.	2,170	558,276
Extra Space Storage, Inc.	4,237	330,486
Federal Realty Investment Trust	2,416	305,358
GGP, Inc.	19,336	455,556
HCP, Inc.	15,482	494,805
Host Hotels & Resorts, Inc.	24,514	447,871
Iron Mountain, Inc.	8,300	285,188
Kimco Realty Corp.	14,288	262,185
The Macerich Co.	3,989	231,601
Mid-America Apartment Communities, Inc.	3,787	399,074

	Number of Shares	Value
Prologis, Inc.	17,548	$1,029,015
Public Storage	4,989	1,040,356
Realty Income Corp.	9,056	499,710
Regency Centers Corp.	4,851	303,867
Simon Property Group, Inc.	10,383	1,679,554
SL Green Realty Corp.	3,385	358,133
UDR, Inc.	8,837	344,378
Ventas, Inc.	11,732	815,139
Vornado Realty Trust	5,701	535,324
Welltower, Inc.	12,187	912,197
Weyerhaeuser Co.	25,089	840,481

		19,832,295

Savings & Loans — 0.0%
People’s United Financial, Inc.	11,419	201,660

		128,368,324

Industrial — 10.0%
Aerospace & Defense — 2.3%
Arconic, Inc.	14,568	329,965
The Boeing Co.	18,668	3,691,597
General Dynamics Corp.	9,437	1,869,470
Harris Corp.	4,019	438,392
L3 Technologies, Inc.	2,561	427,892
Lockheed Martin Corp.	8,262	2,293,614
Northrop Grumman Corp.	5,800	1,488,918
Raytheon Co.	9,669	1,561,350
Rockwell Collins, Inc.	5,395	566,907
TransDigm Group, Inc.	1,627	437,451
United Technologies Corp.	24,791	3,027,229

		16,132,785

Building Materials — 0.5%
Fortune Brands Home & Security, Inc.	5,051	329,527
Johnson Controls International PLC	31,285	1,356,518
Martin Marietta Materials, Inc.	2,101	467,641
Masco Corp.	10,671	407,739
Vulcan Materials Co.	4,377	554,478

		3,115,903

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	1,488	302,481
AMETEK, Inc.	7,679	465,117
Emerson Electric Co.	21,476	1,280,399

		2,047,997

Electronics — 1.3%
Agilent Technologies, Inc.	10,739	636,930
Allegion PLC	3,172	257,313
Amphenol Corp. Class A	10,219	754,367
Corning, Inc.	30,530	917,426
FLIR Systems, Inc.	4,646	161,030
Fortive Corp.	9,968	631,473
Garmin Ltd.	3,849	196,414
Honeywell International, Inc.	25,341	3,377,702

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mettler-Toledo International, Inc. (a)	854	$502,613
PerkinElmer, Inc.	3,654	248,984
TE Connectivity Ltd.	11,772	926,221
Waters Corp. (a)	2,674	491,588

		9,102,061

Engineering & Construction — 0.1%
Fluor Corp.	4,573	209,352
Jacobs Engineering Group, Inc.	4,030	219,192

		428,544

Environmental Controls — 0.2%
Republic Services, Inc.	7,637	486,706
Stericycle, Inc. (a)	2,839	216,672
Waste Management, Inc.	13,471	988,098

		1,691,476

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,951	308,258
Stanley Black & Decker, Inc.	5,067	713,079

		1,021,337

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	19,603	2,106,538

Machinery – Diversified — 0.6%
Cummins, Inc.	5,111	829,106
Deere & Co.	9,820	1,213,654
Flowserve Corp.	4,341	201,553
Rockwell Automation, Inc.	4,251	688,492
Roper Technologies, Inc.	3,405	788,360
Xylem, Inc.	5,927	328,533

		4,049,698

Miscellaneous – Manufacturing — 2.5%
3M Co.	19,856	4,133,821
Dover Corp.	5,164	414,256
Eaton Corp. PLC	14,838	1,154,841
General Electric Co.	289,481	7,818,882
Illinois Tool Works, Inc.	10,353	1,483,067
Ingersoll-Rand PLC	8,524	779,008
Parker-Hannifin Corp.	4,419	706,245
Pentair PLC	5,618	373,822
Textron, Inc.	8,969	422,440

		17,286,382

Packaging & Containers — 0.2%
Ball Corp.	11,594	489,383
Sealed Air Corp.	6,541	292,775
WestRock Co.	8,322	471,525

		1,253,683

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	4,721	324,238
CSX Corp.	30,610	1,670,082
Expeditors International of Washington, Inc.	6,053	341,873

	Number of Shares	Value
FedEx Corp.	8,196	$1,781,237
J.B. Hunt Transport Services, Inc.	2,892	264,271
Kansas City Southern	3,513	367,635
Norfolk Southern Corp.	9,590	1,167,103
Union Pacific Corp.	26,856	2,924,887
United Parcel Service, Inc. Class B	22,844	2,526,318

		11,367,644

		69,604,048

Technology — 14.0%
Computers — 5.4%
Accenture PLC Class A	20,604	2,548,303
Apple, Inc.	173,306	24,959,530
Cognizant Technology Solutions Corp. Class A	19,570	1,299,448
CSRA, Inc.	4,985	158,274
DXC Technology Co.	9,438	724,083
Hewlett Packard Enterprise Co.	55,195	915,685
HP, Inc.	56,113	980,855
International Business Machines Corp.	28,414	4,370,926
NetApp, Inc.	8,944	358,207
Seagate Technology PLC	9,758	378,122
Western Digital Corp.	9,703	859,686

		37,553,119

Office & Business Equipment — 0.0%
Xerox Corp.	7,105	204,127

Semiconductors — 3.4%
Advanced Micro Devices, Inc. (a)	25,659	320,224
Analog Devices, Inc.	12,193	948,615
Applied Materials, Inc.	35,839	1,480,509
Broadcom Ltd.	13,338	3,108,421
Intel Corp.	156,489	5,279,939
KLA-Tencor Corp.	5,180	474,022
Lam Research Corp.	5,395	763,015
Microchip Technology, Inc.	7,626	588,575
Micron Technology, Inc. (a)	34,603	1,033,246
NVIDIA Corp.	19,776	2,858,818
Qorvo, Inc. (a)	4,230	267,844
QUALCOMM, Inc.	49,126	2,712,738
Skyworks Solutions, Inc.	6,158	590,860
Texas Instruments, Inc.	33,093	2,545,844
Xilinx, Inc.	8,212	528,196

		23,500,866

Software — 5.2%
Activision Blizzard, Inc.	22,995	1,323,822
Adobe Systems, Inc. (a)	16,408	2,320,748
Akamai Technologies, Inc. (a)	5,795	288,649
ANSYS, Inc. (a)	2,838	345,328
Autodesk, Inc. (a)	6,488	654,120
CA, Inc.	10,524	362,762
Cerner Corp. (a)	9,737	647,218

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Citrix Systems, Inc. (a)	5,021	$399,571
Electronic Arts, Inc. (a)	10,334	1,092,510
Fidelity National Information Services, Inc.	10,995	938,973
Fiserv, Inc. (a)	7,099	868,492
Intuit, Inc.	8,081	1,073,238
Microsoft Corp.	256,607	17,687,921
Oracle Corp.	99,863	5,007,131
Paychex, Inc.	10,664	607,208
Red Hat, Inc. (a)	5,948	569,521
salesforce.com, Inc. (a)	22,216	1,923,906
Synopsys, Inc. (a)	5,009	365,306

		36,476,424

		97,734,536

Utilities — 3.1%
Electric — 2.9%
The AES Corp.	21,633	240,343
Alliant Energy Corp.	7,452	299,347
Ameren Corp.	8,047	439,929
American Electric Power Co., Inc.	16,304	1,132,639
CenterPoint Energy, Inc.	14,361	393,204
CMS Energy Corp.	9,278	429,107
Consolidated Edison, Inc.	10,097	816,039
Dominion Energy, Inc.	20,916	1,602,793
DTE Energy Co.	5,957	630,191
Duke Energy Corp.	23,315	1,948,901
Edison International	10,810	845,234
Entergy Corp.	5,926	454,939
Eversource Energy	10,505	637,759
Exelon Corp.	30,882	1,113,914
FirstEnergy Corp.	14,753	430,197
NextEra Energy, Inc.	15,574	2,182,385
NRG Energy, Inc.	10,671	183,755
PG&E Corp.	17,041	1,131,011
Pinnacle West Capital Corp.	3,749	319,265
PPL Corp.	22,875	884,347
Public Service Enterprise Group, Inc.	16,764	721,020
SCANA Corp.	4,728	316,823
The Southern Co.	33,016	1,580,806
WEC Energy Group, Inc.	10,460	642,035
Xcel Energy, Inc.	16,856	773,353

		20,149,336

Gas — 0.1%
NiSource, Inc.	10,648	270,033
Sempra Energy	8,382	945,071

		1,215,104

	Number of Shares	Value
Water — 0.1%
American Water Works Co., Inc.	5,892	$459,282

		21,823,722

TOTAL COMMON STOCK (Cost $435,386,020)		690,404,828

TOTAL EQUITIES (Cost $435,386,020)		690,404,828

TOTAL LONG-TERM INVESTMENTS (Cost $435,386,020)		690,404,828

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (b)	$4,406,159	4,406,159

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	4,161	4,161

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill (c) 0.000% 8/17/17	1,255,000	1,253,582

TOTAL SHORT-TERM INVESTMENTS (Cost $5,664,120)		5,663,902

TOTAL INVESTMENTS — 100.0% (Cost $441,050,140) (d)		696,068,730

Other Assets/(Liabilities) — 0.0%		43,894

NET ASSETS — 100.0%		$696,112,624

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $4,406,177. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $4,499,007.
(c)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 2.0%
Chemicals — 2.0%
Praxair, Inc.	10,706	$1,419,080

Consumer, Cyclical — 19.4%
Apparel — 5.4%
NIKE, Inc. Class B	63,882	3,769,038

Retail — 14.0%
Costco Wholesale Corp.	22,123	3,538,131
Lowe’s Cos., Inc.	22,709	1,760,629
McDonald’s Corp.	13,784	2,111,158
The TJX Cos., Inc.	34,220	2,469,657

		9,879,575

		13,648,613

Consumer, Non-cyclical — 28.1%
Beverages — 3.0%
The Coca-Cola Co.	46,892	2,103,106

Commercial Services — 2.2%
Automatic Data Processing, Inc.	15,460	1,584,032

Cosmetics & Personal Care — 3.5%
Colgate-Palmolive Co.	33,116	2,454,889

Health Care – Products — 4.2%
Medtronic PLC	33,675	2,988,656

Health Care – Services — 2.5%
UnitedHealth Group, Inc.	9,484	1,758,523

Pharmaceuticals — 12.7%
Bristol-Myers Squibb Co.	59,793	3,331,666
Cardinal Health, Inc.	27,030	2,106,178
McKesson Corp.	12,810	2,107,757
Merck & Co., Inc.	21,941	1,406,199

		8,951,800

		19,841,006

Financial — 27.2%
Banks — 4.7%
The PNC Financial Services Group, Inc.	26,789	3,345,143

Diversified Financial Services — 10.7%
American Express Co.	35,612	2,999,955
BlackRock, Inc.	5,403	2,282,281
Visa, Inc. Class A	24,281	2,277,072

		7,559,308

Insurance — 7.5%
Chubb Ltd.	21,850	3,176,553
Marsh & McLennan Cos., Inc.	27,218	2,121,915

		5,298,468

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 4.3%
Public Storage	14,386	$2,999,913

		19,202,832

Industrial — 13.0%
Aerospace & Defense — 2.5%
Lockheed Martin Corp.	6,352	1,763,379

Transportation — 10.5%
Canadian National Railway Co.	28,355	2,300,673
Union Pacific Corp.	21,135	2,301,813
United Parcel Service, Inc. Class B	25,611	2,832,320

		7,434,806

		9,198,185

Technology — 8.0%
Computers — 3.0%
Accenture PLC Class A	17,047	2,108,373

Software — 5.0%
Microsoft Corp.	51,026	3,517,222

		5,625,595

TOTAL COMMON STOCK (Cost $66,774,932)		68,935,311

TOTAL EQUITIES (Cost $66,774,932)		68,935,311

TOTAL LONG-TERM INVESTMENTS (Cost $66,774,932)		68,935,311

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (a)	$690,835	690,835

TOTAL SHORT-TERM INVESTMENTS (Cost $690,835)		690,835

TOTAL INVESTMENTS — 98.7% (Cost $67,465,767) (b)		69,626,146

Other Assets/(Liabilities) — 1.3%		941,481

NET ASSETS — 100.0%		$70,567,627

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $690,837. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 6/30/19, and an aggregate market value, including accrued interest, of $708,388.
(b)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	82.7%
Ireland	7.2%
Switzerland	4.5%
Canada	3.3%

Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Bermuda — 0.4%
Kunlun Energy Co. Ltd	1,700,000	$1,443,411

Brazil — 0.4%
Embraer SA Sponsored ADR	84,639	1,542,969

Canada — 2.2%
Alamos Gold, Inc. Class A	306,210	2,198,588
Husky Energy, Inc. (a)	247,700	2,811,647
Tahoe Resources, Inc.	206,800	1,782,868
Wheaton Precious Metals Corp.	96,200	1,910,944

		8,704,047

Cayman Islands — 3.0%
Baidu, Inc. Sponsored ADR (a)	20,070	3,589,720
Cheung Kong Property Holdings Ltd.	367,254	2,876,735
CK Hutchison Holdings Ltd.	395,754	4,968,826

		11,435,281

China — 3.0%
China Life Insurance Co. Ltd. Class H	1,251,000	3,826,663
China Telecom Corp. Ltd. Class H	11,037,643	5,245,124
Sinopharm Group Co. Ltd. Class H	568,800	2,578,824

		11,650,611

France — 10.7%
AXA SA	216,747	5,973,375
BNP Paribas SA	114,450	8,324,164
Cie de Saint-Gobain	96,920	5,184,740
Cie Generale des Etablissements Michelin	33,060	4,395,281
Credit Agricole SA	208,930	3,397,048
Sanofi	76,358	7,338,925
Total SA	95,472	4,730,305
Zodiac Aerospace	73,100	1,987,796

		41,331,634

Germany — 12.3%
Bayer AG Registered	55,810	7,220,924
Deutsche Boerse AG	20,980	2,218,662
Deutsche Lufthansa AG Registered	128,000	2,922,869
HeidelbergCement AG	40,200	3,889,943
Infineon Technologies AG	273,297	5,791,588
Innogy SE (b)	107,200	4,219,081
LANXESS AG	74,400	5,634,519
Merck KGaA	50,900	6,161,887
MorphoSys AG (a) (c)	20,350	1,443,506
SAP SE Sponsored ADR	29,468	3,084,416

	Number of Shares	Value
Siemens AG	37,896	$5,210,592

		47,797,987

Hong Kong — 2.0%
AIA Group Ltd.	485,200	3,546,395
China Mobile Ltd.	382,500	4,051,292

		7,597,687

Ireland — 1.2%
CRH PLC	131,362	4,660,837

Israel — 1.5%
Teva Pharmaceutical Industries Ltd. Sponsored ADR	171,799	5,707,163

Italy — 1.4%
Eni SpA	371,293	5,603,169

Japan — 10.8%
IHI Corp. (a)	887,000	3,027,725
Inpex Corp.	304,100	2,932,793
Konica Minolta, Inc.	446,100	3,713,187
Nissan Motor Co. Ltd.	407,570	4,063,285
Omron Corp.	104,800	4,559,195
Panasonic Corp.	380,000	5,168,644
SoftBank Group Corp.	83,700	6,800,170
Sumitomo Metal Mining Co. Ltd.	272,000	3,641,277
Sumitomo Rubber Industries Ltd. (c)	121,700	2,058,154
Suntory Beverage & Food Ltd.	129,100	6,005,867

		41,970,297

Luxembourg — 0.5%
SES SA	83,560	1,959,461

Netherlands — 5.0%
Akzo Nobel NV	55,600	4,826,687
ING Groep NV	378,890	6,589,630
NN Group NV	63,590	2,264,068
QIAGEN NV (a)	81,562	2,715,809
SBM Offshore NV	191,128	3,068,057

		19,464,251

Norway — 1.8%
Telenor ASA	316,016	5,241,103
Yara International ASA	47,510	1,785,723

		7,026,826

Portugal — 1.0%
Galp Energia SGPS SA	242,320	3,680,643

Republic of Korea — 6.1%
Hana Financial Group, Inc.	79,353	3,148,815
Hyundai Mobis Co. Ltd.	18,195	3,974,780

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
KB Financial Group, Inc. Sponsored ADR	80,916	$4,085,449
Samsung Electronics Co. Ltd.	6,018	12,486,041

		23,695,085

Singapore — 3.7%
DBS Group Holdings, Ltd.	385,379	5,806,073
Singapore Telecommunications Ltd.	340,700	962,685
Singapore Telecommunications Ltd.	1,468,000	4,147,976
United Overseas Bank Ltd.	201,500	3,385,401

		14,302,135

Spain — 1.2%
Telefonica SA Sponsored ADR (c)	432,139	4,489,924

Sweden — 0.7%
Getinge AB Class B	128,140	2,514,262

Switzerland — 6.0%
ABB Ltd. Registered	99,000	2,449,278
Novartis AG Registered	54,480	4,549,568
Roche Holding AG	31,790	8,117,134
Swiss Re AG	32,624	2,988,727
UBS Group AG Registered	306,210	5,198,114

		23,302,821

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	641,275	4,376,022

Thailand — 1.2%
Bangkok Bank PCL Foreign Registered	792,100	4,595,747

United Kingdom — 20.5%
Aviva PLC	657,655	4,509,997
BAE Systems PLC	633,010	5,230,534
Barclays PLC	1,857,820	4,916,376
BP PLC	1,648,784	9,525,119
Cobham PLC	1,480,190	2,503,892
GlaxoSmithKline PLC	251,884	5,365,415
HSBC Holdings PLC	781,600	7,274,869
Johnson Matthey PLC	96,470	3,608,514
Kingfisher PLC	889,844	3,485,086
LivaNova PLC (a)	67,930	4,157,995
Rolls-Royce Holdings PLC	187,570	2,179,854
Royal Dutch Shell PLC Class A	2,397	63,672
Royal Dutch Shell PLC Class B	351,154	9,431,737
Sky PLC	398,860	5,163,822
Standard Chartered PLC (a)	594,672	6,031,966

	Number of Shares	Value
Vodafone Group PLC Sponsored ADR	207,868	$5,972,048

		79,420,896

TOTAL COMMON STOCK (Cost $335,018,416)		378,273,166

TOTAL EQUITIES (Cost $335,018,416)		378,273,166

MUTUAL FUNDS — 1.0%
United States — 1.0%
State Street Navigator Securities Lending Prime Portfolio (d)	3,983,411	3,983,411

TOTAL MUTUAL FUNDS (Cost $3,983,411)		3,983,411

TOTAL LONG-TERM INVESTMENTS (Cost $339,001,827)		382,256,577

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (e)	$11,135,466	11,135,466

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	69,260	69,260

TOTAL SHORT-TERM INVESTMENTS (Cost $11,204,726)		11,204,726

TOTAL INVESTMENTS — 101.6% (Cost $350,206,553) (f)		393,461,303

Other Assets/(Liabilities) — (1.6)%		(6,049,682)

NET ASSETS — 100.0%		$387,411,621

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $4,219,081 or 1.09% of net assets.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $3,799,150 or 0.98% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $11,135,512. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $11,362,248.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Basic Materials — 1.6%
Iron & Steel — 0.5%
Cliffs Natural Resources, Inc. (a)	51,018	$353,044
Nucor Corp.	5,510	318,864

		671,908

Mining — 1.1%
Rio Tinto PLC Sponsored ADR	38,725	1,638,455

		2,310,363

Communications — 20.5%
Internet — 17.1%
Alibaba Group Holding Ltd. Sponsored ADR (a)	10,777	1,518,479
Alphabet, Inc. Class C (a)	9,016	8,193,110
Amazon.com, Inc. (a)	1,974	1,910,832
eBay, Inc. (a)	52,803	1,843,881
F5 Networks, Inc. (a)	6,854	870,869
Facebook, Inc. Class A (a)	33,672	5,083,799
Netflix, Inc. (a)	1,491	222,770
The Priceline Group, Inc. (a)	1,385	2,590,670
VeriSign, Inc. (a)	14,597	1,356,937
Yandex NV Class A (a)	27,905	732,227

		24,323,574

Media — 3.4%
Comcast Corp. Class A	62,669	2,439,078
Discovery Communications, Inc. Class A (a)	22,614	584,120
FactSet Research Systems, Inc.	1,952	324,383
Scripps Networks Interactive, Inc. Class A	14,025	958,048
Viacom, Inc. Class B	15,864	532,554

		4,838,183

		29,161,757

Consumer, Cyclical — 4.3%
Lodging — 0.9%
Las Vegas Sands Corp.	20,382	1,302,206

Retail — 3.4%
The Home Depot, Inc.	18,867	2,894,198
Ross Stores, Inc.	11,646	672,324
The TJX Cos., Inc.	17,521	1,264,490

		4,831,012

		6,133,218

	Number of Shares	Value
Consumer, Non-cyclical — 23.9%
Beverages — 2.0%
PepsiCo, Inc.	24,947	$2,881,129

Biotechnology — 4.3%
Amgen, Inc.	13,828	2,381,596
Celgene Corp. (a)	16,582	2,153,504
Gilead Sciences, Inc.	21,988	1,556,311

		6,091,411

Commercial Services — 5.7%
Experian PLC	34,894	716,576
Gartner, Inc. (a)	9,940	1,227,689
Global Payments, Inc.	10,509	949,173
IHS Markit Ltd. (a)	34,864	1,535,411
PayPal Holdings, Inc. (a)	40,215	2,158,339
Vantiv, Inc. Class A (a)	23,875	1,512,243

		8,099,431

Health Care – Products — 1.4%
Danaher Corp.	11,219	946,771
Edwards Lifesciences Corp. (a)	8,403	993,571

		1,940,342

Health Care – Services — 4.6%
Aetna, Inc.	13,014	1,975,916
Anthem, Inc.	7,365	1,385,578
HCA Healthcare, Inc. (a)	17,630	1,537,336
ICON PLC (a)	8,480	829,259
Universal Health Services, Inc. Class B	7,341	896,189

		6,624,278

Pharmaceuticals — 5.9%
Allergan PLC	7,579	1,842,379
Bristol-Myers Squibb Co.	32,194	1,793,850
Cardinal Health, Inc.	15,287	1,191,163
Johnson & Johnson	15,094	1,996,785
McKesson Corp.	2,585	425,336
Merck & Co., Inc.	18,827	1,206,622

		8,456,135

		34,092,726

Energy — 3.1%
Oil & Gas — 1.9%
BP PLC Sponsored ADR	24,101	835,099
Chevron Corp.	8,313	867,295
Pioneer Natural Resources Co.	6,777	1,081,474

		2,783,868

Oil & Gas Services — 1.2%
Baker Hughes, Inc.	21,156	1,153,214

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Schlumberger Ltd.	8,335	$548,776

		1,701,990

		4,485,858

Financial — 12.9%
Banks — 3.1%
Bank of America Corp.	67,092	1,627,652
Citigroup, Inc.	23,298	1,558,170
JP Morgan Chase & Co.	13,710	1,253,094

		4,438,916

Diversified Financial Services — 7.3%
Alliance Data Systems Corp.	5,390	1,383,559
American Express Co.	20,042	1,688,338
Intercontinental Exchange, Inc.	23,653	1,559,206
Mastercard, Inc. Class A	21,002	2,550,693
Visa, Inc. Class A	34,097	3,197,616

		10,379,412

Insurance — 1.7%
American International Group, Inc.	21,482	1,343,055
MetLife, Inc.	19,267	1,058,529

		2,401,584

Real Estate Investment Trusts (REITS) — 0.8%
American Tower Corp.	9,293	1,229,650

		18,449,562

Industrial — 6.6%
Electrical Components & Equipment — 0.7%
Emerson Electric Co.	15,837	944,202

Electronics — 1.4%
Fortive Corp.	12,910	817,848
Honeywell International, Inc.	9,447	1,259,191

		2,077,039

Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	11,712	1,258,572

Machinery – Diversified — 1.9%
Cummins, Inc.	7,843	1,272,291
Rockwell Automation, Inc.	8,575	1,388,807

		2,661,098

Miscellaneous – Manufacturing — 1.7%
Dover Corp.	13,538	1,086,019
Parker-Hannifin Corp.	8,882	1,419,521

		2,505,540

		9,446,451

	Number of Shares	Value
Technology — 27.1%
Computers — 9.5%
Amdocs Ltd.	8,980	$578,851
Apple, Inc.	70,612	10,169,540
Check Point Software Technologies Ltd. (a)	18,601	2,028,997
NetApp, Inc.	20,861	835,483

		13,612,871

Semiconductors — 6.4%
Analog Devices, Inc.	11,208	871,982
Applied Materials, Inc.	28,749	1,187,621
Cirrus Logic, Inc. (a)	7,252	454,846
Maxim Integrated Products, Inc.	34,048	1,528,755
QUALCOMM, Inc.	34,630	1,912,269
Texas Instruments, Inc.	28,007	2,154,579
Xilinx, Inc.	15,254	981,137

		9,091,189

Software — 11.2%
Electronic Arts, Inc. (a)	13,058	1,380,492
Fiserv, Inc. (a)	6,729	823,226
Intuit, Inc.	5,008	665,113
Jack Henry & Associates, Inc.	5,143	534,203
Microsoft Corp.	114,119	7,866,223
Oracle Corp.	72,107	3,615,445
Paychex, Inc.	3,260	185,624
SS&C Technologies Holdings, Inc	21,691	833,151

		15,903,477

		38,607,537

TOTAL COMMON STOCK (Cost $117,006,946)		142,687,472

TOTAL EQUITIES (Cost $117,006,946)		142,687,472

TOTAL LONG-TERM INVESTMENTS (Cost $117,006,946)		142,687,472

TOTAL INVESTMENTS — 100.0% (Cost $117,006,946) (b)		142,687,472

Other Assets/(Liabilities) — (0.0)%		(68,023)

NET ASSETS — 100.0%		$142,619,449

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 2.6%
Chemicals — 1.4%
The Dow Chemical Co.	49,570	$3,126,381

Forest Products & Paper — 1.2%
International Paper Co.	49,000	2,773,890

		5,900,271

Communications — 9.4%
Internet — 1.0%
eBay, Inc. (a)	66,660	2,327,766

Media — 3.7%
CBS Corp. Class B	33,520	2,137,906
Comcast Corp. Class A	63,470	2,470,252
Thomson Reuters Corp.	48,170	2,229,789
Viacom, Inc. Class B	50,710	1,702,335

		8,540,282

Telecommunications — 4.7%
Cisco Systems, Inc.	196,450	6,148,885
Nokia OYJ Sponsored ADR	315,050	1,940,708
Verizon Communications, Inc.	56,620	2,528,649

		10,618,242

		21,486,290

Consumer, Cyclical — 7.0%
Home Builders — 1.1%
PulteGroup, Inc.	102,350	2,510,646

Leisure Time — 1.1%
Norwegian Cruise Line Holdings Ltd. (a)	44,890	2,437,078

Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	42,940	2,655,839

Retail — 3.6%
The Home Depot, Inc.	13,540	2,077,036
L Brands, Inc.	27,810	1,498,681
Liberty Interactive Corp. QVC Group Class A (a)	106,300	2,608,602
Lowe’s Cos., Inc.	14,760	1,144,343
Signet Jewelers Ltd.	15,690	992,235

		8,320,897

		15,924,460

Consumer, Non-cyclical — 17.6%
Agriculture — 3.1%
British American Tobacco PLC	45,165	3,074,930
Philip Morris International, Inc.	33,210	3,900,514

		6,975,444

	Number of Shares	Value
Biotechnology — 1.0%
Amgen, Inc.	13,480	$2,321,660

Commercial Services — 0.7%
Nielsen Holdings PLC	41,960	1,622,174

Cosmetics & Personal Care — 0.8%
Unilever NV NY Shares	32,550	1,799,038

Foods — 1.7%
The Kraft Heinz Co.	20,096	1,721,021
Mondelez International, Inc. Class A	50,420	2,177,640

		3,898,661

Health Care – Products — 1.6%
Medtronic PLC	41,869	3,715,874

Health Care – Services — 1.5%
UnitedHealth Group, Inc.	18,680	3,463,646

Pharmaceuticals — 7.2%
Allergan PLC	10,900	2,649,681
AstraZeneca PLC Sponsored ADR	71,690	2,443,912
Bristol-Myers Squibb Co.	53,590	2,986,035
Merck & Co., Inc.	85,130	5,455,982
Roche Holding AG	11,804	3,013,987

		16,549,597

		40,346,094

Energy — 9.3%
Oil & Gas — 8.1%
Anadarko Petroleum Corp.	19,050	863,727
Canadian Natural Resources Ltd.	49,450	1,426,138
Chevron Corp.	45,640	4,761,621
EOG Resources, Inc.	33,130	2,998,928
Exxon Mobil Corp.	36,600	2,954,718
Marathon Oil Corp.	149,824	1,775,414
Occidental Petroleum Corp.	19,750	1,182,433
Pioneer Natural Resources Co.	12,850	2,050,603
Southwestern Energy Co. (a)	91,620	557,050

		18,570,632

Oil & Gas Services — 1.2%
Halliburton Co.	61,730	2,636,488

		21,207,120

Financial — 28.9%
Banks — 17.7%
Bank of America Corp.	157,450	3,819,737
Citigroup, Inc.	94,030	6,288,726
The Goldman Sachs Group, Inc.	12,010	2,665,019
JP Morgan Chase & Co.	115,870	10,590,518
M&T Bank Corp.	18,940	3,067,333
The PNC Financial Services Group, Inc.	47,240	5,898,859

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wells Fargo & Co.	146,170	$8,099,280

		40,429,472

Diversified Financial Services — 3.7%
BlackRock, Inc.	7,790	3,290,574
Invesco Ltd.	82,470	2,902,119
Nasdaq, Inc.	33,300	2,380,617

		8,573,310

Insurance — 6.5%
American International Group, Inc.	35,150	2,197,578
Chubb Ltd.	27,215	3,956,517
Marsh & McLennan Cos., Inc.	37,430	2,918,043
MetLife, Inc.	49,260	2,706,344
Principal Financial Group, Inc.	30,530	1,956,057
Unum Group	22,420	1,045,445

		14,779,984

Real Estate Investment Trusts (REITS) — 1.0%
Park Hotels & Resorts, Inc.	87,750	2,365,740

		66,148,506

Industrial — 11.7%
Aerospace & Defense — 1.9%
Triumph Group, Inc.	33,810	1,068,396
United Technologies Corp.	28,050	3,425,186

		4,493,582

Building Materials — 1.1%
Fortune Brands Home & Security, Inc.	39,040	2,546,970

Machinery – Construction & Mining — 1.0%
Caterpillar, Inc.	20,690	2,223,347

Miscellaneous – Manufacturing — 5.9%
3M Co.	13,810	2,875,104
Eaton Corp. PLC	49,190	3,828,457
General Electric Co.	114,670	3,097,237
Ingersoll-Rand PLC	39,730	3,630,925

		13,431,723

Transportation — 1.8%
Schneider National, Inc. Class B	55,100	1,232,587
Union Pacific Corp.	26,000	2,831,660

		4,064,247

		26,759,869

Technology — 8.2%
Computers — 2.0%
Apple, Inc.	12,490	1,798,810
Cognizant Technology Solutions Corp. Class A	42,310	2,809,384

		4,608,194

	Number of Shares	Value
Semiconductors — 5.1%
Analog Devices, Inc.	17,240	$1,341,272
Intel Corp.	123,480	4,166,215
Maxim Integrated Products, Inc.	70,130	3,148,837
QUALCOMM, Inc.	53,430	2,950,405

		11,606,729

Software — 1.1%
Microsoft Corp.	37,090	2,556,613

		18,771,536

Utilities — 3.5%
Electric — 3.5%
Dominion Resources, Inc.	18,470	1,415,356
Edison International	27,230	2,129,114
Eversource Energy	46,730	2,836,978
NextEra Energy, Inc.	10,900	1,527,417

		7,908,865

TOTAL COMMON STOCK (Cost $174,170,236)		224,453,011

TOTAL EQUITIES (Cost $174,170,236)		224,453,011

TOTAL LONG-TERM INVESTMENTS (Cost $174,170,236)		224,453,011

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (b)	$4,133,071	4,133,071

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	15,612	15,612

TOTAL SHORT-TERM INVESTMENTS (Cost $4,148,683)		4,148,683

TOTAL INVESTMENTS — 100.0% (Cost $178,318,919) (c)		228,601,694

Other Assets/(Liabilities) — 0.0%		103,657

NET ASSETS — 100.0%		$228,705,351

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,133,088. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 6/30/19, and an aggregate market value, including accrued interest, of $4,220,181.
(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	79.9%
Ireland	6.1%
United Kingdom	3.1%
Switzerland	3.1%
Bermuda	2.8%
Canada	1.6%
Finland	0.8%
Netherlands	0.8%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Austria — 0.4%
Erste Group Bank AG	26,031	$998,501

Brazil — 0.5%
Ambev SA	220,831	1,220,506

Canada — 1.8%
Canadian National Railway Co.	53,682	4,350,926

Cayman Islands — 0.2%
Sands China Ltd.	103,200	472,578

Czech Republic — 0.1%
Komercni banka as	6,133	246,033

Denmark — 0.8%
Carlsberg A/S Class B	18,304	1,959,448

France — 8.3%
Air Liquide SA	10,503	1,305,236
Danone SA	58,211	4,375,685
Hermes International	964	476,706
Legrand SA	29,674	2,078,371
LVMH Moet Hennessy Louis Vuitton SE	18,214	4,569,199
Pernod Ricard SA	34,273	4,594,549
Schneider Electric SE	36,288	2,793,157

		20,192,903

Germany — 6.7%
Bayer AG Registered	53,580	6,932,397
Brenntag AG	17,012	985,017
Deutsche Boerse AG	14,208	1,502,514
Linde AG	16,545	3,142,659
Merck KGaA	17,538	2,123,127
MTU Aero Engines AG	11,744	1,661,736

		16,347,450

Ireland — 4.8%
Accenture PLC Class A	43,702	5,405,064
Medtronic PLC	69,687	6,184,721

		11,589,785

Israel — 0.9%
Check Point Software Technologies Ltd. (a)	21,018	2,292,643

Japan — 1.4%
Hoya Corp.	29,800	1,552,035
Kubota Corp.	103,200	1,739,089

		3,291,124

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV Class O	134,187	851,388

	Number of Shares	Value
Netherlands — 3.1%
Akzo Nobel NV	37,998	$3,298,641
Heineken NV	24,651	2,401,470
Schlumberger Ltd.	28,396	1,869,593

		7,569,704

Republic of Korea — 0.9%
Samsung Electronics Co. Ltd.	1,089	2,259,438

Spain — 0.8%
Aena SA (b)	9,568	1,869,532

Sweden — 1.9%
Essity AB Class B (a)	150,092	4,106,521
Svenska Cellulosa AB Class B	60,924	462,219

		4,568,740

Switzerland — 8.8%
Adecco Group AG Registered	23,775	1,810,010
Cie Financiere Richemont SA Registered	29,735	2,453,660
Julius Baer Group Ltd.	25,545	1,346,270
Nestle SA Registered	74,850	6,520,183
Roche Holding AG	15,782	4,029,714
Sonova Holding AG Registered	6,870	1,115,355
Swiss Re AG	6,938	635,599
UBS Group AG Registered	201,138	3,414,449

		21,325,240

Thailand — 0.2%
Kasikornbank PCL	91,700	538,488

United Kingdom — 9.5%
Burberry Group PLC	66,884	1,449,056
Compass Group PLC	127,307	2,688,026
Delphi Automotive PLC	17,401	1,525,198
Diageo PLC	159,042	4,701,500
Reckitt Benckiser Group PLC	52,695	5,346,570
Sky PLC	109,164	1,413,286
Whitbread PLC	27,662	1,429,405
WPP PLC	208,992	4,397,199

		22,950,240

United States — 48.1%
3M Co.	20,250	4,215,848
Abbott Laboratories	59,682	2,901,142
American Express Co.	39,773	3,350,478
Amphenol Corp. Class A	20,470	1,511,095
AutoZone, Inc. (a)	2,090	1,192,261
The Bank of New York Mellon Corp.	79,020	4,031,600
Charter Communications, Inc. Class A (a)	4,777	1,609,132
Cisco Systems, Inc.	50,505	1,580,807
Cognizant Technology Solutions Corp. Class A	26,302	1,746,453
Colgate-Palmolive Co.	39,034	2,893,590

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Comcast Corp. Class A	32,925	$1,281,441
The Cooper Cos., Inc.	10,826	2,591,961
Coty, Inc. Class A	191,340	3,589,538
DENTSPLY SIRONA, Inc.	15,068	977,009
eBay, Inc. (a)	58,589	2,045,928
Franklin Resources, Inc.	50,684	2,270,136
The Goldman Sachs Group, Inc.	10,784	2,392,970
Harley-Davidson, Inc. (c)	22,366	1,208,211
Honeywell International, Inc.	44,283	5,902,481
Johnson & Johnson	7,788	1,030,275
Kansas City Southern	25,226	2,639,901
Kellogg Co.	37,504	2,605,028
Marriott International, Inc. Class A	9,239	926,764
Microchip Technology, Inc.	13,002	1,003,494
Monsanto Co.	22,543	2,668,190
National Oilwell Varco, Inc.	19,496	642,198
NOW, Inc. (a)	11,399	183,296
Omnicom Group, Inc.	18,749	1,554,292
Oracle Corp.	81,084	4,065,552
PayPal Holdings, Inc. (a)	26,983	1,448,178
Praxair, Inc.	12,737	1,688,289
Sally Beauty Holdings, Inc. (a)	50,000	1,012,500
State Street Corp.	53,831	4,830,256
Stryker Corp.	35,477	4,923,498
Thermo Fisher Scientific, Inc.	41,301	7,205,786
Time Warner, Inc.	47,298	4,749,192
United Parcel Service, Inc. Class B	34,154	3,777,091
United Technologies Corp.	21,757	2,656,747
Urban Outfitters, Inc. (a) (c)	34,808	645,340
Visa, Inc. Class A	55,484	5,203,290
W.W. Grainger, Inc.	4,738	855,351
The Walt Disney Co.	46,178	4,906,413
Waters Corp. (a)	12,481	2,294,507
Wynn Resorts Ltd.	4,168	559,012
Zimmer Biomet Holdings, Inc.	41,066	5,272,874

		116,639,395

TOTAL COMMON STOCK (Cost $192,439,350)		241,534,062

TOTAL EQUITIES (Cost $192,439,350)		241,534,062

MUTUAL FUNDS — 0.8%
United States — 0.8%
State Street Navigator Securities Lending Prime Portfolio (d)	1,772,097	1,772,097

TOTAL MUTUAL FUNDS (Cost $1,772,097)		1,772,097

TOTAL LONG-TERM INVESTMENTS (Cost $194,211,447)		243,306,159

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (e)	$1,254,324	$1,254,324

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	14,892	14,892

TOTAL SHORT-TERM INVESTMENTS (Cost $1,269,216)		1,269,216

TOTAL INVESTMENTS — 100.8% (Cost $195,480,663) (f)		244,575,375

Other Assets/(Liabilities) — (0.8)%		(1,840,105)

NET ASSETS — 100.0%		$242,735,270

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $1,869,532 or 0.77% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $1,731,370 or 0.71% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $1,254,329. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $1,281,113.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 4.0%
Chemicals — 4.0%
Monsanto Co.	20,328	$2,406,022
PPG Industries, Inc.	11,345	1,247,496
The Sherwin-Williams Co.	5,004	1,756,204

		5,409,722

Communications — 12.2%
Advertising — 0.6%
The Interpublic Group of Cos., Inc.	34,570	850,422

Internet — 6.4%
Alphabet, Inc. Class A (a)	4,140	3,848,875
Alphabet, Inc. Class C (a)	3,323	3,019,710
Facebook, Inc. Class A (a)	11,274	1,702,149

		8,570,734

Media — 5.2%
Comcast Corp. Class A	78,326	3,048,448
Time Warner, Inc.	18,315	1,839,009
Twenty-First Century Fox, Inc. Class A	44,528	1,261,923
The Walt Disney Co.	8,535	906,844

		7,056,224

		16,477,380

Consumer, Cyclical — 8.3%
Apparel — 2.3%
LVMH Moet Hennessy Louis Vuitton SE	7,486	1,877,953
NIKE, Inc. Class B	21,163	1,248,617

		3,126,570

Food Services — 0.7%
Aramark	23,045	944,384

Housewares — 2.1%
Newell Brands, Inc.	51,568	2,765,076

Retail — 3.2%
AutoZone, Inc. (a)	860	490,596
Costco Wholesale Corp.	6,961	1,113,273
Ross Stores, Inc.	19,670	1,135,549
Starbucks Corp.	27,405	1,597,985

		4,337,403

		11,173,433

Consumer, Non-cyclical — 24.6%
Beverages — 2.3%
Diageo PLC	38,975	1,152,155

	Number of Shares	Value
Pernod Ricard SA	14,069	$1,886,053

		3,038,208

Biotechnology — 1.1%
Biogen, Inc. (a)	5,204	1,412,157

Cosmetics & Personal Care — 2.6%
Colgate-Palmolive Co.	23,306	1,727,674
Coty, Inc. Class A	48,474	909,372
The Estee Lauder Cos., Inc. Class A	9,223	885,224

		3,522,270

Foods — 3.1%
Danone SA	24,447	1,837,666
Mondelez International, Inc. Class A	53,660	2,317,575

		4,155,241

Health Care – Products — 8.7%
Abbott Laboratories	31,382	1,525,479
Danaher Corp.	33,150	2,797,528
Medtronic PLC	28,693	2,546,504
Stryker Corp.	7,882	1,093,864
Thermo Fisher Scientific, Inc.	21,863	3,814,438

		11,777,813

Household Products & Wares — 0.5%
Kimberly-Clark Corp.	5,671	732,183

Pharmaceuticals — 6.3%
Allergan PLC	5,125	1,245,836
Eli Lilly & Co.	24,065	1,980,550
Johnson & Johnson	14,604	1,931,963
McKesson Corp.	9,947	1,636,679
Zoetis, Inc.	26,423	1,648,267

		8,443,295

		33,081,167

Energy — 4.4%
Oil & Gas — 1.5%
EOG Resources, Inc.	22,874	2,070,554

Oil & Gas Services — 1.9%
Schlumberger Ltd.	37,907	2,495,797

Pipelines — 1.0%
Enterprise Products Partners LP (b)	48,896	1,324,104

		5,890,455

Financial — 23.2%
Banks — 11.4%
Bank of America Corp.	177,874	4,315,223
The Goldman Sachs Group, Inc.	12,071	2,678,555
JP Morgan Chase & Co.	55,285	5,053,049
Morgan Stanley	38,237	1,703,841
US Bancorp	30,601	1,588,804

		15,339,472

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 7.0%
BlackRock, Inc.	2,191	$925,500
Mastercard, Inc. Class A	22,177	2,693,397
Nasdaq, Inc.	22,745	1,626,040
Visa, Inc. Class A	44,181	4,143,294

		9,388,231

Insurance — 1.2%
Chubb Ltd.	11,676	1,697,457

Private Equity — 0.9%
The Blackstone Group LP (b)	35,947	1,198,832

Real Estate Investment Trusts (REITS) — 2.7%
American Tower Corp.	27,082	3,583,490

		31,207,482

Industrial — 7.8%
Aerospace & Defense — 0.8%
United Technologies Corp.	8,190	1,000,081

Electrical Components & Equipment — 0.8%
AMETEK, Inc.	17,697	1,071,907

Electronics — 1.9%
Honeywell International, Inc.	18,912	2,520,781

Engineering & Construction — 0.5%
Fluor Corp.	15,787	722,729

Packaging & Containers — 1.7%
Crown Holdings, Inc. (a)	39,035	2,328,828

Transportation — 2.1%
Canadian National Railway Co.	35,044	2,840,316

		10,484,642

Technology — 13.7%
Computers — 7.3%
Accenture PLC Class A	22,107	2,734,194
Amdocs Ltd.	5,251	338,479
Apple, Inc.	9,947	1,432,567
Cognizant Technology Solutions Corp. Class A	46,253	3,071,199
DXC Technology Co.	19,406	1,488,828
Hewlett Packard Enterprise Co.	48,696	807,867

		9,873,134

Semiconductors — 3.6%
Broadcom Ltd.	15,008	3,497,615
Texas Instruments, Inc.	18,112	1,393,356

		4,890,971

Software — 2.8%
Adobe Systems, Inc. (a)	7,754	1,096,726
Fidelity National Information Services, Inc.	30,313	2,588,730

		3,685,456

		18,449,561

	Number of Shares	Value
Utilities — 0.5%
Electric — 0.5%
American Electric Power Co., Inc.	10,739	$746,038

TOTAL COMMON STOCK (Cost $88,558,033)		132,919,880

TOTAL EQUITIES (Cost $88,558,033)		132,919,880

TOTAL LONG-TERM INVESTMENTS (Cost $88,558,033)		132,919,880

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (c)	$1,843,582	1,843,582

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	9,449	9,449

TOTAL SHORT-TERM INVESTMENTS (Cost $1,853,031)		1,853,031

TOTAL INVESTMENTS — 100.1% (Cost $90,411,064) (d)		134,772,911

Other Assets/(Liabilities) — (0.1)%		(108,719)

NET ASSETS — 100.0%		$134,664,192

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $1,843,590. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $1,880,999.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.3%

COMMON STOCK — 95.3%
Basic Materials — 3.5%
Chemicals — 3.0%
The Dow Chemical Co.	129,590	$8,173,241
Praxair, Inc.	6,640	880,132

		9,053,373

Forest Products & Paper — 0.5%
International Paper Co.	28,110	1,591,307

		10,644,680

Communications — 5.2%
Advertising — 0.7%
Publicis Groupe SA	29,940	2,243,062

Media — 1.7%
Comcast Corp. Class A	129,980	5,058,822

Telecommunications — 2.8%
BCE, Inc.	16,400	738,656
Motorola Solutions, Inc.	26,980	2,340,245
SK Telecom Co. Ltd. Sponsored ADR	65,040	1,669,577
Verizon Communications, Inc.	85,210	3,805,478

		8,553,956

		15,855,840

Consumer, Cyclical — 2.2%
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	2,146	132,730

Retail — 2.1%
Dollar General Corp.	34,320	2,474,129
The Gap, Inc.	55,130	1,212,309
The Home Depot, Inc.	17,750	2,722,850

		6,409,288

		6,542,018

Consumer, Non-cyclical — 22.7%
Agriculture — 0.8%
Altria Group, Inc.	16,660	1,240,670
Philip Morris International, Inc.	11,040	1,296,648

		2,537,318

Beverages — 1.7%
The Coca-Cola Co.	48,010	2,153,248
Diageo PLC	96,880	2,863,906

		5,017,154

Commercial Services — 1.3%
Experian PLC	116,810	2,398,787
Nielsen Holdings PLC	41,400	1,600,524

		3,999,311

	Number of Shares	Value
Cosmetics & Personal Care — 2.2%
The Procter & Gamble Co.	33,120	$2,886,408
Unilever NV NY Shares	68,100	3,763,887

		6,650,295

Foods — 1.1%
The Kroger Co.	100,860	2,352,055
Mondelez International, Inc. Class A	22,370	966,160

		3,318,215

Health Care – Products — 1.0%
Becton, Dickinson & Co.	10,560	2,060,362
Smith & Nephew PLC	51,860	895,793

		2,956,155

Health Care – Services — 5.9%
Aetna, Inc.	38,192	5,798,692
Anthem, Inc.	35,410	6,661,683
Quest Diagnostics, Inc.	21,710	2,413,284
UnitedHealth Group, Inc.	16,253	3,013,631

		17,887,290

Pharmaceuticals — 8.7%
AstraZeneca PLC	76,321	5,114,954
Cardinal Health, Inc.	8,350	650,632
Johnson & Johnson	13,030	1,723,739
McKesson Corp.	16,130	2,654,030
Merck & Co., Inc.	96,190	6,164,817
Pfizer, Inc.	300,430	10,091,444

		26,399,616

		68,765,354

Energy — 10.5%
Oil & Gas — 9.7%
Anadarko Petroleum Corp.	12,920	585,793
Chevron Corp.	38,168	3,982,067
Exxon Mobil Corp.	32,110	2,592,240
Hess Corp.	66,172	2,902,965
Marathon Oil Corp.	110,910	1,314,284
Marathon Petroleum Corp.	44,230	2,314,556
Occidental Petroleum Corp.	71,794	4,298,307
Royal Dutch Shell PLC A Shares Sponsored ADR	50,370	2,679,180
Suncor Energy, Inc.	154,260	4,504,392
Total SA Sponsored ADR	83,283	4,130,004

		29,303,788

Oil & Gas Services — 0.4%
Halliburton Co.	28,000	1,195,880

Pipelines — 0.4%
Enbridge, Inc.	30,179	1,201,426

		31,701,094

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 27.1%
Banks — 19.9%
Bank of America Corp.	452,490	$10,977,407
Citigroup, Inc.	167,390	11,195,043
The Goldman Sachs Group, Inc.	17,170	3,810,023
JP Morgan Chase & Co.	134,330	12,277,762
KeyCorp	94,150	1,764,371
Morgan Stanley	113,370	5,051,767
SunTrust Banks, Inc.	53,002	3,006,274
US Bancorp	84,330	4,378,414
Wells Fargo & Co.	145,630	8,069,358

		60,530,419

Diversified Financial Services — 0.5%
Invesco Ltd.	42,294	1,488,326

Insurance — 6.3%
The Allstate Corp.	14,940	1,321,294
American International Group, Inc.	91,640	5,729,333
Marsh & McLennan Cos., Inc.	27,731	2,161,909
MetLife, Inc.	76,190	4,185,878
Prudential Financial, Inc.	33,840	3,659,457
The Travelers Cos., Inc.	16,190	2,048,521

		19,106,392

Real Estate Investment Trusts (REITS) — 0.4%
Weyerhaeuser Co.	34,840	1,167,140

		82,292,277

Industrial — 9.8%
Aerospace & Defense — 2.7%
Lockheed Martin Corp.	12,960	3,597,826
Northrop Grumman Corp.	17,210	4,417,979

		8,015,805

Electronics — 2.8%
Honeywell International, Inc.	30,010	4,000,033
Koninklijke Philips NV	128,840	4,586,250

		8,586,283

Miscellaneous – Manufacturing — 3.1%
3M Co.	10,600	2,206,814
General Electric Co.	237,150	6,405,421
Pentair PLC	12,370	823,100

		9,435,335

Transportation — 1.2%
Union Pacific Corp.	15,199	1,655,323
United Parcel Service, Inc. Class B	16,970	1,876,712

		3,532,035

		29,569,458

Technology — 9.4%
Computers — 0.4%
Lenovo Group Ltd.	2,090,000	1,319,786

Semiconductors — 3.8%
QUALCOMM, Inc.	29,950	1,653,839

	Number of Shares	Value
Samsung Electronics Co., Ltd. GDR (a) (b)	5,530	$5,714,501
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	122,050	4,266,868

		11,635,208

Software — 5.2%
Constellation Software, Inc.	1,230	643,464
Microsoft Corp.	88,390	6,092,723
Oracle Corp.	178,560	8,952,998

		15,689,185

		28,644,179

Utilities — 4.9%
Electric — 4.9%
Dominion Energy, Inc.	22,050	1,689,692
Exelon Corp.	44,870	1,618,461
FirstEnergy Corp.	76,189	2,221,671
NextEra Energy, Inc.	32,220	4,514,989
PG&E Corp.	33,420	2,218,085
Public Service Enterprise Group, Inc.	58,570	2,519,096

		14,781,994

TOTAL COMMON STOCK (Cost $234,340,553)		288,796,894

TOTAL EQUITIES (Cost $234,340,553)		288,796,894

TOTAL LONG-TERM INVESTMENTS (Cost $234,340,553)		288,796,894

	Principal Amount
SHORT-TERM INVESTMENTS — 4.6%
Repurchase Agreement — 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (c)	$13,960,762	13,960,762

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	56,195	56,195

TOTAL SHORT-TERM INVESTMENTS (Cost $14,016,957)		14,016,957

TOTAL INVESTMENTS — 99.9% (Cost $248,357,510) (d)		302,813,851

Other Assets/(Liabilities) — 0.1%		304,084

NET ASSETS — 100.0%		$303,117,935

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2017, these securities amounted to a value of $5,714,501 or 1.89% of net assets.
(c)	Maturity value of $13,960,820. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $14,244,752.
(d)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	78.0%
United Kingdom	5.1%
Netherlands	2.8%
Republic of Korea	2.4%
Canada	2.3%
France	2.1%
Taiwan	1.4%
Bermuda	0.5%
Hong Kong	0.4%
Ireland	0.3%

Total Long-Term Investments	95.3%
Short-Term Investments and Other Assets and Liabilities	4.7%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.4%

COMMON STOCK — 96.4%
Australia — 3.4%
AMP Ltd.	837,000	$3,335,528
Orica Ltd.	176,724	2,805,522

		6,141,050

Cayman Islands — 2.5%
Baidu, Inc. Sponsored ADR (a)	22,885	4,093,211
Melco Resorts & Entertainment Ltd. ADR	21,100	473,695

		4,566,906

France — 14.9%
BNP Paribas SA	95,050	6,913,165
Bureau Veritas SA	132,500	2,935,080
Danone SA	37,594	2,825,918
Kering	3,740	1,280,538
LVMH Moet Hennessy Louis Vuitton SE	3,480	873,000
Pernod Ricard SA	16,105	2,158,994
Publicis Groupe SA	50,300	3,768,404
Safran SA	32,970	3,024,203
Sanofi	4,900	470,949
Valeo SA	36,110	2,449,460

		26,699,711

Germany — 13.0%
Allianz SE Registered	34,580	6,814,641
Bayerische Motoren Werke AG	58,455	5,440,798
Continental AG	17,070	3,683,841
Daimler AG Registered	101,060	7,331,251

		23,270,531

India — 1.0%
Infosys Ltd. Sponsored ADR	117,200	1,760,344

Indonesia — 2.1%
Bank Mandiri Persero Tbk PT	3,983,000	3,800,694

Ireland — 2.0%
Willis Towers Watson PLC	24,809	3,608,717

Italy — 3.4%
Intesa Sanpaolo SpA	1,704,300	5,436,925
PRADA SpA	187,000	693,484

		6,130,409

Japan — 6.0%
Daiwa Securities Group, Inc.	298,700	1,774,832
Komatsu Ltd.	27,500	701,068
Olympus Corp.	40,300	1,472,826
Omron Corp.	21,600	939,681
Toyota Motor Corp.	111,500	5,848,722

		10,737,129

	Number of Shares	Value
Mexico — 1.8%
Grupo Televisa SAB Sponsored ADR	136,100	$3,316,757

Netherlands — 8.1%
Akzo Nobel NV	9,761	847,361
ASML Holding NV	14,470	1,884,010
CNH Industrial NV	489,100	5,566,581
EXOR NV	71,400	3,885,283
Koninklijke Philips NV	65,915	2,346,341

		14,529,576

Republic of Korea — 0.6%
Samsung Electronics Co. Ltd.	560	1,161,878

Sweden — 5.6%
Atlas Copco AB Class B	15,200	526,119
Hennes & Mauritz AB Class B	225,100	5,622,030
SKF AB Class B	124,000	2,524,195
Volvo AB Class B	84,200	1,438,210

		10,110,554

Switzerland — 11.4%
Cie Financiere Richemont SA Registered	38,450	3,172,800
Credit Suisse Group AG Registered	569,323	8,249,092
Kuehne & Nagel International AG Registered	15,200	2,540,804
LafargeHolcim Ltd. Registered	65,070	3,738,066
Nestle SA Registered	9,070	790,088
The Swatch Group AG	5,360	1,981,585

		20,472,435

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	73,000	498,148

United Kingdom — 20.3%
Ashtead Group PLC	152,100	3,154,989
Diageo PLC	118,400	3,500,067
Experian PLC	87,600	1,798,936
G4S PLC	370,200	1,575,100
Glencore PLC	2,469,600	9,269,402
Lloyds Banking Group PLC	7,814,700	6,745,078
Meggitt PLC	242,738	1,510,045
Royal Bank of Scotland Group PLC (a)	852,500	2,747,259
Schroders PLC	79,900	3,231,670
Smiths Group PLC	62,800	1,308,408
Wolseley PLC	9,100	559,624
WPP PLC	47,000	988,882

		36,389,460

TOTAL COMMON STOCK (Cost $151,812,792)		173,194,299

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund – Portfolio of Investments (Continued)

		Value
TOTAL EQUITIES (Cost $151,812,792)		$173,194,299

TOTAL LONG-TERM INVESTMENTS (Cost $151,812,792)		173,194,299

	Principal Amount
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (b)	$6,354,403	6,354,403

TOTAL SHORT-TERM INVESTMENTS (Cost $6,354,403)		6,354,403

TOTAL INVESTMENTS — 99.9% (Cost $158,167,195) (c)		179,548,702

Other Assets/(Liabilities) — 0.1%		177,197

NET ASSETS — 100.0%		$179,725,899

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,354,429. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $6,482,033.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Communications — 32.6%
Internet — 26.5%
Alibaba Group Holding Ltd. Sponsored ADR (a)	48,732	$6,866,339
Alphabet, Inc. Class A (a)	3,594	3,341,270
Alphabet, Inc. Class C (a)	3,604	3,275,063
Amazon.com, Inc. (a)	8,779	8,498,072
Facebook, Inc. Class A (a)	50,773	7,665,707

		29,646,451

Media — 1.6%
FactSet Research Systems, Inc.	11,048	1,835,957

Telecommunications — 4.5%
Cisco Systems, Inc.	158,884	4,973,069

		36,455,477

Consumer, Cyclical — 3.2%
Retail — 3.2%
Yum China Holdings, Inc. (a)	39,758	1,567,658
Yum! Brands, Inc.	27,046	1,994,913

		3,562,571

Consumer, Non-cyclical — 27.3%
Beverages — 6.6%
The Coca-Cola Co.	73,632	3,302,395
Monster Beverage Corp. (a)	82,676	4,107,344

		7,409,739

Biotechnology — 5.0%
Amgen, Inc.	12,726	2,191,799
Regeneron Pharmaceuticals, Inc. (a)	6,988	3,432,086

		5,623,885

Commercial Services — 0.8%
Automatic Data Processing, Inc.	9,231	945,808

Cosmetics & Personal Care — 2.9%
The Procter & Gamble Co.	36,952	3,220,367

Foods — 3.3%
Danone SA Sponsored ADR	244,057	3,665,736

Health Care – Products — 2.4%
Varex Imaging Corp. (a)	1,094	36,977
Varian Medical Systems, Inc. (a)	25,098	2,589,863

		2,626,840

Pharmaceuticals — 6.3%
Merck & Co., Inc.	21,806	1,397,547
Novartis AG Sponsored ADR	27,047	2,257,613
Novo Nordisk A/S Sponsored ADR	79,164	3,395,344

		7,050,504

		30,542,879

	Number of Shares	Value
Energy — 1.7%
Oil & Gas Services — 1.7%
Schlumberger Ltd.	29,554	$1,945,835

Financial — 9.2%
Diversified Financial Services — 9.2%
American Express Co.	18,943	1,595,758
SEI Investments Co.	57,516	3,093,211
Visa, Inc. Class A	60,057	5,632,145

		10,321,114

Industrial — 7.8%
Machinery – Diversified — 2.6%
Deere & Co.	23,837	2,946,015

Transportation — 5.2%
Expeditors International of Washington, Inc.	55,456	3,132,155
United Parcel Service, Inc. Class B	23,672	2,617,886

		5,750,041

		8,696,056

Technology — 16.6%
Semiconductors — 3.5%
Analog Devices, Inc.	6,230	484,694
QUALCOMM, Inc.	62,511	3,451,858

		3,936,552

Software — 13.1%
Autodesk, Inc. (a)	39,547	3,987,129
Cerner Corp. (a)	39,548	2,628,756
Microsoft Corp.	42,207	2,909,328
Oracle Corp.	102,118	5,120,196

		14,645,409

		18,581,961

TOTAL COMMON STOCK (Cost $86,873,469)		110,105,893

TOTAL EQUITIES (Cost $86,873,469)		110,105,893

TOTAL LONG-TERM INVESTMENTS (Cost $86,873,469)		110,105,893

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (b)	$1,254,808	1,254,808

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	$1,244	$1,244

TOTAL SHORT-TERM INVESTMENTS (Cost $1,256,052)		1,256,052

TOTAL INVESTMENTS — 99.5% (Cost $88,129,521) (c)		111,361,945

Other Assets/(Liabilities) — 0.5%		509,623

NET ASSETS — 100.0%		$111,871,568

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,254,814. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $1,280,330.
(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	82.3%
Cayman Islands	6.1%
France	3.3%
Denmark	3.0%
Switzerland	2.0%
Netherlands	1.7%

Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 2.3%
Chemicals — 1.9%
Air Products & Chemicals, Inc. (a)	1,934	$276,678
Albemarle Corp. (a)	972	102,585
CF Industries Holdings, Inc. (a)	1,971	55,109
The Dow Chemical Co. (a)	9,801	618,149
E.I. du Pont de Nemours & Co. (a)	7,604	613,719
Eastman Chemical Co. (a)	1,263	106,080
FMC Corp. (a)	1,167	85,250
International Flavors & Fragrances, Inc. (a)	675	91,125
LyondellBasell Industries NV Class A (a)	2,877	242,790
Monsanto Co. (a)	3,870	458,053
The Mosaic Co. (a)	3,135	71,572
PPG Industries, Inc. (a)	2,269	249,499
Praxair, Inc. (a)	2,509	332,568
The Sherwin-Williams Co. (a)	718	251,989

		3,555,166

Forest Products & Paper — 0.1%
International Paper Co. (a)	3,622	205,041

Iron & Steel — 0.1%
Nucor Corp. (a)	2,757	159,548

Mining — 0.2%
Freeport-McMoRan, Inc. (a) (b)	12,012	144,264
Newmont Mining Corp. (a)	4,703	152,330

		296,594

		4,216,349

Communications — 13.2%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	3,643	89,618
Omnicom Group, Inc. (a)	2,046	169,613

		259,231

Internet — 7.2%
Alphabet, Inc. Class A (a) (b)	2,620	2,435,762
Alphabet, Inc. Class C (a) (b)	2,604	2,366,333
Amazon.com, Inc. (a) (b)	3,491	3,379,288
eBay, Inc. (a) (b)	8,990	313,931
Expedia, Inc. (a)	1,050	156,397
F5 Networks, Inc. (a) (b)	552	70,137
Facebook, Inc. Class A (a) (b)	20,758	3,134,043
Netflix, Inc. (a) (b)	3,790	566,264
The Priceline Group, Inc. (a) (b)	433	809,935
Symantec Corp. (a)	5,409	152,804
TripAdvisor, Inc. (a) (b)	1,100	42,020
VeriSign, Inc. (a) (b)	757	70,371

		13,497,285

	Number of Shares	Value
Media — 2.9%
CBS Corp. Class B (a)	3,331	$212,451
Charter Communications, Inc. Class A (a) (b)	1,888	635,973
Comcast Corp. Class A (a)	41,699	1,622,925
Discovery Communications, Inc. Class A (a) (b)	1,248	32,236
Discovery Communications, Inc. Class C (a) (b)	1,970	49,664
DISH Network Corp. Class A (a) (b)	1,984	124,516
News Corp. Class A (a)	3,310	45,347
News Corp. Class B (a)	1,400	19,810
Scripps Networks Interactive, Inc. Class A (a)	856	58,473
Time Warner, Inc. (a)	6,812	683,993
Twenty-First Century Fox, Inc. Class A (a)	9,334	264,526
Twenty-First Century Fox, Inc. Class B (a)	4,242	118,224
Viacom, Inc. Class B (a)	3,051	102,422
The Walt Disney Co. (a)	12,816	1,361,700

		5,332,260

Telecommunications — 3.0%
AT&T, Inc. (a)	54,163	2,043,570
CenturyLink, Inc. (a)	4,754	113,526
Cisco Systems, Inc. (a)	44,186	1,383,022
Juniper Networks, Inc. (a)	3,405	94,931
Level 3 Communications, Inc. (a) (b)	2,561	151,867
Motorola Solutions, Inc. (a)	1,437	124,645
Verizon Communications, Inc. (a)	35,925	1,604,411

		5,515,972

		24,604,748

Consumer, Cyclical — 8.8%
Airlines — 0.6%
Alaska Air Group, Inc. (a)	1,103	99,005
American Airlines Group, Inc. (a)	4,483	225,585
Delta Air Lines, Inc. (a)	6,422	345,118
Southwest Airlines Co. (a)	5,367	333,506
United Continental Holdings, Inc. (a) (b)	2,516	189,329

		1,192,543

Apparel — 0.6%
Hanesbrands, Inc. (a)	3,430	79,439
Michael Kors Holdings Ltd. (a) (b)	1,363	49,409
NIKE, Inc. Class B (a)	11,604	684,636
Ralph Lauren Corp. (a)	558	41,180
Under Armour, Inc. Class A (a) (b)	1,616	35,164
Under Armour, Inc. Class C (a) (b)	1,787	36,026
VF Corp. (a)	2,990	172,224

		1,098,078

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.5%
Ford Motor Co. (a)	33,921	$379,576
General Motors Co. (a)	12,094	422,443
PACCAR, Inc. (a)	3,022	199,573

		1,001,592

Auto Parts & Equipment — 0.2%
BorgWarner, Inc. (a)	1,724	73,028
Delphi Automotive PLC (a)	2,381	208,695
The Goodyear Tire & Rubber Co. (a)	2,400	83,904

		365,627

Distribution & Wholesale — 0.2%
Fastenal Co. (a)	2,511	109,304
LKQ Corp. (a) (b)	2,625	86,494
W.W. Grainger, Inc. (a)	487	87,918

		283,716

Home Builders — 0.1%
D.R. Horton, Inc. (a)	3,021	104,436
Lennar Corp. Class A (a)	1,839	98,056
PulteGroup, Inc. (a)	2,438	59,804

		262,296

Home Furnishing — 0.1%
Leggett & Platt, Inc. (a)	1,226	64,402
Whirlpool Corp. (a)	641	122,828

		187,230

Housewares — 0.1%
Newell Brands, Inc. (a)	4,260	228,421

Leisure Time — 0.3%
Carnival Corp. (a)	3,715	243,592
Harley-Davidson, Inc. (a)	1,529	82,597
Royal Caribbean Cruises Ltd. (a)	1,483	161,988

		488,177

Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (a)	1,785	110,403
Marriott International, Inc. Class A (a)	2,733	274,147
Wyndham Worldwide Corp. (a)	951	95,490
Wynn Resorts Ltd. (a)	708	94,957

		574,997

Retail — 5.6%
Advance Auto Parts, Inc. (a)	623	72,635
AutoNation, Inc. (a) (b)	489	20,616
AutoZone, Inc. (a) (b)	250	142,615
Bed Bath & Beyond, Inc. (a)	1,293	39,307
Best Buy Co., Inc. (a)	2,399	137,535
CarMax, Inc. (a) (b)	1,658	104,553
Chipotle Mexican Grill, Inc. (a) (b)	248	103,193
Coach, Inc. (a)	2,475	117,166
Costco Wholesale Corp. (a)	3,859	617,170
CVS Health Corp. (a)	9,021	725,830
Darden Restaurants, Inc. (a)	1,057	95,595

	Number of Shares	Value
Dollar General Corp. (a)	2,284	$164,653
Dollar Tree, Inc. (a) (b)	2,140	149,629
Foot Locker, Inc. (a)	1,218	60,023
The Gap, Inc. (a)	2,014	44,288
Genuine Parts Co. (a)	1,344	124,669
The Home Depot, Inc. (a)	10,729	1,645,829
Kohl’s Corp. (a)	1,471	56,884
L Brands, Inc. (a)	2,034	109,612
Lowe’s Cos., Inc. (a)	7,688	596,051
Macy’s, Inc. (a)	2,865	66,583
McDonald’s Corp. (a)	7,227	1,106,887
Nordstrom, Inc. (a)	995	47,591
O’Reilly Automotive, Inc. (a) (b)	809	176,961
PVH Corp. (a)	700	80,150
Ross Stores, Inc. (a)	3,474	200,554
Signet Jewelers Ltd. (a)	663	41,928
Staples, Inc. (a)	5,382	54,197
Starbucks Corp. (a)	12,846	749,050
Target Corp. (a)	4,909	256,692
Tiffany & Co. (a)	978	91,805
The TJX Cos., Inc. (a)	5,674	409,493
Tractor Supply Co. (a)	1,181	64,022
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	507	145,681
Wal-Mart Stores, Inc. (a)	13,274	1,004,576
Walgreens Boots Alliance, Inc. (a)	7,489	586,464
Yum! Brands, Inc. (a)	2,956	218,034

		10,428,521

Textiles — 0.1%
Mohawk Industries, Inc. (a) (b)	545	131,721

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	961	107,161
Mattel, Inc. (a)	3,075	66,205

		173,366

		16,416,285

Consumer, Non-cyclical — 23.0%
Agriculture — 1.9%
Altria Group, Inc. (a)	17,104	1,273,735
Archer-Daniels-Midland Co. (a)	5,135	212,486
Philip Morris International, Inc. (a)	13,667	1,605,189
Reynolds American, Inc. (a)	7,313	475,638

		3,567,048

Beverages — 2.1%
Brown-Forman Corp. Class B (a)	1,590	77,274
The Coca-Cola Co. (a)	34,065	1,527,815
Constellation Brands, Inc. Class A (a)	1,541	298,538
Dr. Pepper Snapple Group, Inc. (a)	1,592	145,047
Molson Coors Brewing Co. Class B (a)	1,600	138,144
Monster Beverage Corp. (a) (b)	3,580	177,854
PepsiCo, Inc. (a)	12,577	1,452,518

		3,817,190

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc. (a) (b)	1,997	$242,975
Amgen, Inc. (a)	6,487	1,117,256
Biogen, Inc. (a) (b)	1,891	513,142
Celgene Corp. (a) (b)	6,847	889,220
Gilead Sciences, Inc. (a)	11,503	814,182
Illumina, Inc. (a) (b)	1,306	226,617
Incyte Corp. (a) (b)	1,497	188,487
Regeneron Pharmaceuticals, Inc. (a) (b)	668	328,082
Vertex Pharmaceuticals, Inc. (a) (b)	2,197	283,127

		4,603,088

Commercial Services — 1.6%
Automatic Data Processing, Inc. (a)	3,939	403,590
Cintas Corp. (a)	788	99,319
Ecolab, Inc. (a)	2,332	309,573
Equifax, Inc. (a)	1,048	144,016
Gartner, Inc. (a) (b)	803	99,179
Global Payments, Inc. (a)	1,353	122,203
H&R Block, Inc. (a)	1,881	58,142
IHS Markit Ltd. (a) (b)	2,814	123,929
Moody’s Corp. (a)	1,470	178,870
Nielsen Holdings PLC (a)	2,973	114,936
PayPal Holdings, Inc. (a) (b)	9,884	530,474
Quanta Services, Inc. (a) (b)	1,344	44,244
Robert Half International, Inc. (a)	1,168	55,982
S&P Global, Inc. (a)	2,264	330,521
Total System Services, Inc. (a)	1,495	87,084
United Rentals, Inc. (a) (b)	735	82,842
Verisk Analytics, Inc. (a) (b)	1,313	110,778
The Western Union Co. (a)	4,272	81,382

		2,977,064

Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co. (a)	7,753	574,730
Coty, Inc. Class A (a)	4,013	75,284
The Estee Lauder Cos., Inc. Class A (a)	1,949	187,065
The Procter & Gamble Co. (a)	22,601	1,969,677

		2,806,756

Foods — 1.5%
Campbell Soup Co. (a)	1,653	86,204
Conagra Brands, Inc. (a)	3,747	133,993
General Mills, Inc. (a)	5,014	277,776
The Hershey Co. (a)	1,223	131,314
Hormel Foods Corp. (a)	2,458	83,842
The J.M. Smucker Co. (a)	1,059	125,312
Kellogg Co. (a)	2,222	154,340
The Kraft Heinz Co. (a)	5,291	453,121
The Kroger Co. (a)	8,060	187,959
McCormick & Co., Inc. (a)	992	96,730
Mondelez International, Inc. Class A (a)	13,419	579,567

	Number of Shares	Value
Sysco Corp. (a)	4,452	$224,069
Tyson Foods, Inc. Class A (a)	2,518	157,702
Whole Foods Market, Inc. (a)	2,885	121,487

		2,813,416

Health Care – Products — 3.2%
Abbott Laboratories (a)	15,321	744,754
Align Technology, Inc. (a) (b)	665	99,830
Baxter International, Inc. (a)	4,257	257,719
Becton, Dickinson & Co. (a)	1,965	383,391
Boston Scientific Corp. (a) (b)	12,150	336,798
C.R. Bard, Inc. (a)	643	203,259
The Cooper Cos., Inc. (a)	444	106,302
Danaher Corp. (a)	5,430	458,237
DENTSPLY SIRONA, Inc. (a)	2,028	131,495
Edwards Lifesciences Corp. (a) (b)	1,874	221,582
Henry Schein, Inc. (a) (b)	692	126,650
Hologic, Inc. (a) (b)	2,466	111,907
IDEXX Laboratories, Inc. (a) (b)	795	128,329
Intuitive Surgical, Inc. (a) (b)	327	305,866
Medtronic PLC (a)	12,013	1,066,154
Patterson Cos., Inc. (a)	663	31,128
Stryker Corp. (a)	2,708	375,816
Thermo Fisher Scientific, Inc. (a)	3,438	599,828
Varian Medical Systems, Inc. (a) (b)	857	88,434
Zimmer Biomet Holdings, Inc. (a)	1,771	227,396

		6,004,875

Health Care – Services — 2.2%
Aetna, Inc. (a)	2,906	441,218
Anthem, Inc. (a)	2,344	440,977
Centene Corp. (a) (b)	1,515	121,018
Cigna Corp. (a)	2,292	383,658
DaVita, Inc. (a) (b)	1,373	88,916
Envision Healthcare Corp. (a) (b)	1,006	63,046
HCA Healthcare, Inc. (a) (b)	2,567	223,842
Humana, Inc. (a)	1,306	314,250
Laboratory Corp. of America Holdings (a) (b)	921	141,963
Quest Diagnostics, Inc. (a)	1,239	137,727
UnitedHealth Group, Inc. (a)	8,485	1,573,289
Universal Health Services, Inc. Class B (a)	793	96,809

		4,026,713

Household Products & Wares — 0.4%
Avery Dennison Corp. (a)	821	72,552
Church & Dwight Co., Inc. (a)	2,207	114,499
The Clorox Co. (a)	1,141	152,027
Kimberly-Clark Corp. (a)	3,133	404,501

		743,579

Pharmaceuticals — 6.1%
AbbVie, Inc. (a)	14,046	1,018,475
Allergan PLC (a)	2,950	717,115

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AmerisourceBergen Corp. (a)	1,421	$134,327
Bristol-Myers Squibb Co. (a)	14,724	820,421
Cardinal Health, Inc. (a)	2,717	211,709
Eli Lilly & Co. (a)	8,547	703,418
Express Scripts Holding Co. (a) (b)	5,392	344,225
Johnson & Johnson (a)	23,924	3,164,906
Mallinckrodt PLC (a) (b)	902	40,419
McKesson Corp. (a)	1,868	307,361
Merck & Co., Inc. (a)	24,207	1,551,427
Mylan NV (a) (b)	4,056	157,454
Perrigo Co. PLC (a)	1,229	92,814
Pfizer, Inc. (a)	52,486	1,763,005
Zoetis, Inc. (a)	4,375	272,913

		11,299,989

		42,659,718

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp. (a)	2,905	75,995

Energy — 5.9%
Oil & Gas — 4.7%
Anadarko Petroleum Corp. (a)	4,978	225,702
Apache Corp. (a)	3,366	161,332
Cabot Oil & Gas Corp. (a)	4,253	106,665
Chesapeake Energy Corp. (a) (b)	7,048	35,029
Chevron Corp. (a)	16,681	1,740,329
Cimarex Energy Co. (a)	850	79,908
Concho Resources, Inc. (a) (b)	1,318	160,177
ConocoPhillips (a)	10,808	475,120
Devon Energy Corp. (a)	4,638	148,277
EOG Resources, Inc. (a)	5,042	456,402
EQT Corp. (a)	1,530	89,643
Exxon Mobil Corp. (a)	36,551	2,950,762
Helmerich & Payne, Inc. (a)	913	49,612
Hess Corp. (a)	2,342	102,744
Marathon Oil Corp. (a)	7,515	89,053
Marathon Petroleum Corp. (a)	4,635	242,550
Murphy Oil Corp. (a)	1,605	41,136
Newfield Exploration Co. (a) (b)	1,681	47,841
Noble Energy, Inc. (a)	4,058	114,841
Occidental Petroleum Corp. (a)	6,685	400,231
Phillips 66 (a)	3,928	324,806
Pioneer Natural Resources Co. (a)	1,470	234,583
Range Resources Corp. (a)	1,772	41,057
Tesoro Corp. (a)	1,343	125,705
Transocean Ltd. (a) (b)	3,645	29,998
Valero Energy Corp. (a)	4,008	270,380

		8,743,883

Oil & Gas Services — 0.8%
Baker Hughes, Inc. (a)	3,707	202,068
Halliburton Co. (a)	7,713	329,422
National Oilwell Varco, Inc. (a)	3,289	108,340
Schlumberger Ltd. (a)	12,251	806,606

	Number of Shares	Value
TechnipFMC PLC (a) (b)	4,256	$115,763

		1,562,199

Pipelines — 0.4%
Kinder Morgan, Inc. (a)	16,796	321,811
ONEOK, Inc. (a)	1,869	97,487
The Williams Cos., Inc. (a)	7,234	219,046

		638,344

		10,944,426

Financial — 18.4%
Banks — 7.8%
Bank of America Corp. (a)	88,340	2,143,128
The Bank of New York Mellon Corp. (a)	9,087	463,619
BB&T Corp. (a)	7,204	327,134
Capital One Financial Corp. (a)	4,234	349,813
Citigroup, Inc. (a)	24,411	1,632,608
Citizens Financial Group, Inc. (a)	4,400	156,992
Comerica, Inc. (a)	1,509	110,519
Fifth Third Bancorp (a)	6,654	172,738
The Goldman Sachs Group, Inc. (a)	3,253	721,841
Huntington Bancshares, Inc. (a)	9,779	132,212
JP Morgan Chase & Co. (a)	31,497	2,878,826
KeyCorp (a)	9,537	178,723
M&T Bank Corp. (a)	1,383	223,977
Morgan Stanley (a)	12,612	561,991
Northern Trust Corp. (a)	1,878	182,560
The PNC Financial Services Group, Inc. (a)	4,273	533,569
Regions Financial Corp. (a)	10,663	156,106
State Street Corp. (a)	3,198	286,957
SunTrust Banks, Inc. (a)	4,321	245,087
US Bancorp (a)	14,028	728,334
Wells Fargo & Co. (a)	39,692	2,199,334
Zions Bancorp (a)	1,783	78,291

		14,464,359

Diversified Financial Services — 3.4%
Affiliated Managers Group, Inc. (a)	498	82,598
Alliance Data Systems Corp. (a)	505	129,628
American Express Co. (a)	6,651	560,280
Ameriprise Financial, Inc. (a)	1,343	170,951
BlackRock, Inc. (a)	1,067	450,712
CBOE Holdings, Inc. (a)	843	77,050
The Charles Schwab Corp. (a)	10,776	462,937
CME Group, Inc. (a)	2,984	373,716
Discover Financial Services (a)	3,428	213,187
E*TRADE Financial Corp. (a) (b)	2,454	93,326
Franklin Resources, Inc. (a)	3,044	136,341
Intercontinental Exchange, Inc. (a)	5,221	344,168
Invesco Ltd. (a)	3,480	122,461
Mastercard, Inc. Class A (a)	8,300	1,008,035
Nasdaq, Inc. (a)	989	70,704

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Navient Corp. (a)	2,663	$44,339
Raymond James Financial, Inc. (a)	1,153	92,494
Synchrony Financial (a)	6,831	203,700
T. Rowe Price Group, Inc. (a)	2,105	156,212
Visa, Inc. Class A (a)	16,381	1,536,210

		6,329,049

Insurance — 4.3%
Aflac, Inc. (a)	3,548	275,609
The Allstate Corp. (a)	3,209	283,804
American International Group, Inc. (a)	7,713	482,217
Aon PLC (a)	2,341	311,236
Arthur J Gallagher & Co. (a)	1,492	85,417
Assurant, Inc. (a)	459	47,594
Berkshire Hathaway, Inc. Class B (a) (b)	16,751	2,837,117
Chubb Ltd. (a)	4,107	597,076
Cincinnati Financial Corp. (a)	1,376	99,691
Everest Re Group Ltd. (a)	361	91,907
The Hartford Financial Services Group, Inc. (a)	3,271	171,956
Lincoln National Corp. (a)	1,948	131,646
Loews Corp. (a)	2,452	114,778
Marsh & McLennan Cos., Inc. (a)	4,586	357,524
MetLife, Inc. (a)	9,541	524,182
Principal Financial Group, Inc. (a)	2,384	152,743
The Progressive Corp. (a)	5,111	225,344
Prudential Financial, Inc. (a)	3,780	408,769
Torchmark Corp. (a)	982	75,123
The Travelers Cos., Inc. (a)	2,468	312,276
Unum Group (a)	2,055	95,825
Willis Towers Watson PLC (a)	1,133	164,806
XL Group Ltd. (a)	2,390	104,682

		7,951,322

Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	2,647	96,351

Real Estate Investment Trusts (REITS) — 2.8%
Alexandria Real Estate Equities, Inc. (a)	801	96,496
American Tower Corp. (a)	3,790	501,493
Apartment Investment & Management Co. Class A (a)	1,362	58,525
AvalonBay Communities, Inc. (a)	1,218	234,063
Boston Properties, Inc. (a)	1,356	166,815
Crown Castle International Corp. (a)	3,199	320,476
Digital Realty Trust, Inc. (a)	1,420	160,389
Equinix, Inc. (a)	680	291,829
Equity Residential (a)	3,176	209,076
Essex Property Trust, Inc. (a)	581	149,474
Extra Space Storage, Inc. (a)	1,116	87,048
Federal Realty Investment Trust (a)	618	78,109
GGP, Inc. (a)	5,264	124,020
HCP, Inc. (a)	4,229	135,159

	Number of Shares	Value
Host Hotels & Resorts, Inc. (a)	6,508	$118,901
Iron Mountain, Inc. (a)	2,212	76,004
Kimco Realty Corp. (a)	3,815	70,005
The Macerich Co. (a)	1,060	61,544
Mid-America Apartment Communities, Inc. (a)	1,007	106,118
Prologis, Inc. (a)	4,590	269,158
Public Storage (a)	1,330	277,345
Realty Income Corp. (a)	2,439	134,584
Regency Centers Corp. (a)	1,315	82,372
Simon Property Group, Inc. (a)	2,781	449,854
SL Green Realty Corp. (a)	918	97,124
UDR, Inc. (a)	2,302	89,709
Ventas, Inc. (a)	3,150	218,862
Vornado Realty Trust (a)	1,452	136,343
Welltower, Inc. (a)	3,217	240,792
Weyerhaeuser Co. (a)	6,602	221,167

		5,262,854

Savings & Loans — 0.0%
People’s United Financial, Inc. (a)	2,973	52,503

		34,156,438

Industrial — 10.0%
Aerospace & Defense — 2.3%
Arconic, Inc. (a)	3,830	86,749
The Boeing Co. (a)	5,024	993,496
General Dynamics Corp. (a)	2,521	499,410
Harris Corp. (a)	1,083	118,134
L3 Technologies, Inc. (a)	672	112,278
Lockheed Martin Corp. (a)	2,203	611,575
Northrop Grumman Corp. (a)	1,538	394,820
Raytheon Co. (a)	2,574	415,649
Rockwell Collins, Inc. (a)	1,444	151,736
TransDigm Group, Inc. (a)	434	116,690
United Technologies Corp. (a)	6,612	807,391

		4,307,928

Building Materials — 0.5%
Fortune Brands Home & Security, Inc. (a)	1,319	86,051
Johnson Controls International PLC (a)	8,360	362,490
Martin Marietta Materials, Inc. (a)	558	124,200
Masco Corp. (a)	2,886	110,274
Vulcan Materials Co. (a)	1,179	149,356

		832,371

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc. (a)	370	75,213
AMETEK, Inc. (a)	1,975	119,626
Emerson Electric Co. (a)	5,747	342,636

		537,475

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.3%
Agilent Technologies, Inc. (a)	2,841	$168,500
Allegion PLC (a)	810	65,707
Amphenol Corp. Class A (a)	2,689	198,502
Corning, Inc. (a)	8,206	246,590
FLIR Systems, Inc. (a)	1,108	38,403
Fortive Corp. (a)	2,670	169,145
Garmin Ltd. (a)	965	49,244
Honeywell International, Inc. (a)	6,707	893,976
Mettler-Toledo International, Inc. (a) (b)	235	138,307
PerkinElmer, Inc. (a)	920	62,689
TE Connectivity Ltd. (a)	3,116	245,167
Waters Corp. (a) (b)	697	128,136

		2,404,366

Engineering & Construction — 0.1%
Fluor Corp. (a)	1,345	61,574
Jacobs Engineering Group, Inc. (a)	1,015	55,206

		116,780

Environmental Controls — 0.2%
Republic Services, Inc. (a)	2,097	133,642
Stericycle, Inc. (a) (b)	712	54,340
Waste Management, Inc. (a)	3,527	258,705

		446,687

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	527	83,266
Stanley Black & Decker, Inc. (a)	1,318	185,482

		268,748

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	5,209	559,759

Machinery – Diversified — 0.6%
Cummins, Inc. (a)	1,347	218,510
Deere & Co. (a)	2,575	318,244
Flowserve Corp. (a)	1,113	51,677
Rockwell Automation, Inc. (a)	1,116	180,747
Roper Technologies, Inc. (a)	912	211,156
Xylem, Inc. (a)	1,647	91,293

		1,071,627

Miscellaneous – Manufacturing — 2.5%
3M Co. (a)	5,244	1,091,748
Dover Corp. (a)	1,386	111,185
Eaton Corp. PLC (a)	3,935	306,261
General Electric Co. (a)	76,860	2,075,989
Illinois Tool Works, Inc. (a)	2,766	396,230
Ingersoll-Rand PLC (a)	2,290	209,283
Parker-Hannifin Corp. (a)	1,171	187,149
Pentair PLC (a)	1,471	97,880
Textron, Inc. (a)	2,337	110,073

		4,585,798

	Number of Shares	Value
Packaging & Containers — 0.2%
Ball Corp. (a)	3,128	$132,033
Sealed Air Corp. (a)	1,782	79,762
WestRock Co. (a)	2,144	121,479

		333,274

Transportation — 1.6%
C.H. Robinson Worldwide, Inc. (a)	1,198	82,279
CSX Corp. (a)	8,210	447,938
Expeditors International of Washington, Inc. (a)	1,591	89,860
FedEx Corp. (a)	2,147	466,608
J.B. Hunt Transport Services, Inc. (a)	790	72,190
Kansas City Southern (a)	910	95,231
Norfolk Southern Corp. (a)	2,586	314,716
Union Pacific Corp. (a)	7,150	778,706
United Parcel Service, Inc. Class B (a)	6,112	675,926

		3,023,454

		18,488,267

Technology — 14.0%
Computers — 5.4%
Accenture PLC Class A (a)	5,517	682,343
Apple, Inc. (a)	46,249	6,660,781
Cognizant Technology Solutions Corp. Class A (a)	5,400	358,560
CSRA, Inc. (a)	1,196	37,973
DXC Technology Co. (a)	2,461	188,808
Hewlett Packard Enterprise Co. (a)	14,521	240,903
HP, Inc. (a)	14,815	258,966
International Business Machines Corp. (a)	7,559	1,162,801
NetApp, Inc. (a)	2,510	100,526
Seagate Technology PLC (a)	2,674	103,617
Western Digital Corp. (a)	2,539	224,955

		10,020,233

Office & Business Equipment — 0.0%
Xerox Corp. (a)	1,879	53,984

Semiconductors — 3.4%
Advanced Micro Devices, Inc. (a) (b)	6,954	86,786
Analog Devices, Inc. (a)	3,178	247,248
Applied Materials, Inc. (a)	9,449	390,338
Broadcom Ltd. (a)	3,534	823,599
Intel Corp. (a)	41,698	1,406,890
KLA-Tencor Corp. (a)	1,356	124,087
Lam Research Corp. (a)	1,460	206,488
Microchip Technology, Inc. (a)	1,893	146,102
Micron Technology, Inc. (a) (b)	9,116	272,204
NVIDIA Corp. (a)	5,187	749,833
Qorvo, Inc. (a) (b)	1,124	71,172
QUALCOMM, Inc. (a)	13,000	717,860
Skyworks Solutions, Inc. (a)	1,640	157,358

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Instruments, Inc. (a)	8,819	$678,445
Xilinx, Inc. (a)	2,221	142,855

		6,221,265

Software — 5.2%
Activision Blizzard, Inc. (a)	6,079	349,968
Adobe Systems, Inc. (a) (b)	4,365	617,386
Akamai Technologies, Inc. (a) (b)	1,588	79,098
ANSYS, Inc. (a) (b)	762	92,720
Autodesk, Inc. (a) (b)	1,725	173,915
CA, Inc. (a)	2,689	92,690
Cerner Corp. (a) (b)	2,609	173,420
Citrix Systems, Inc. (a) (b)	1,344	106,956
Electronic Arts, Inc. (a) (b)	2,700	285,444
Fidelity National Information Services, Inc. (a)	2,858	244,073
Fiserv, Inc. (a) (b)	1,908	233,425
Intuit, Inc. (a)	2,157	286,471
Microsoft Corp. (a)	68,126	4,695,925
Oracle Corp. (a)	26,409	1,324,147
Paychex, Inc. (a)	2,781	158,350
Red Hat, Inc. (a) (b)	1,587	151,955
salesforce.com, Inc. (a) (b)	5,812	503,319
Synopsys, Inc. (a) (b)	1,364	99,477

		9,668,739

		25,964,221

Utilities — 3.1%
Electric — 2.8%
The AES Corp. (a)	5,869	65,205
Alliant Energy Corp. (a)	2,106	84,598
Ameren Corp. (a)	2,172	118,743
American Electric Power Co., Inc. (a)	4,308	299,277
CenterPoint Energy, Inc. (a)	3,692	101,087
CMS Energy Corp. (a)	2,412	111,555
Consolidated Edison, Inc. (a)	2,649	214,092
Dominion Energy, Inc. (a)	5,501	421,542
DTE Energy Co. (a)	1,586	167,783
Duke Energy Corp. (a)	6,198	518,091
Edison International (a)	2,871	224,483
Entergy Corp. (a)	1,573	120,759
Eversource Energy (a)	2,761	167,620
Exelon Corp. (a)	8,178	294,980
FirstEnergy Corp. (a)	3,938	114,832
NextEra Energy, Inc. (a)	4,106	575,374
NRG Energy, Inc. (a)	2,744	47,252
PG&E Corp. (a)	4,521	300,059
Pinnacle West Capital Corp. (a)	968	82,435
PPL Corp. (a)	6,018	232,656
Public Service Enterprise Group, Inc. (a)	4,508	193,889
SCANA Corp. (a)	1,266	84,835
The Southern Co. (a)	8,703	416,700
WEC Energy Group, Inc. (a)	2,724	167,199

	Number of Shares	Value
Xcel Energy, Inc. (a)	4,530	$207,836

		5,332,882

Gas — 0.2%
NiSource, Inc. (a)	2,737	69,410
Sempra Energy (a)	2,239	252,447

		321,857

Water — 0.1%
American Water Works Co., Inc. (a)	1,546	120,511

		5,775,250

TOTAL COMMON STOCK (Cost $142,908,518)		183,301,697

TOTAL EQUITIES (Cost $142,908,518)		183,301,697

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (a) (c) 5.000% 8/01/49	$359,000	-

TOTAL CORPORATE DEBT (Cost $0)		-

TOTAL BONDS & NOTES (Cost $0)		-

	Units
PURCHASED OPTIONS — 0.3%
Financial — 0.3%
Diversified Financial Services — 0.3%
S&P 500 Index, Put, Expires 07/21/17, Strike 2,175.00	74	6,068
S&P 500 Index, Put, Expires 07/21/17, Strike 2,225.00	88	10,560
S&P 500 Index, Put, Expires 08/18/17, Strike 2,200.00	90	38,700
S&P 500 Index, Put, Expires 08/18/17, Strike 2,225.00	87	48,720
S&P 500 Index, Put, Expires 09/15/17, Strike 2,200.00	109	95,375
S&P 500 Index, Put, Expires 09/15/17, Strike 2,225.00	125	126,875
S&P 500 Index, Put, Expires 09/15/17, Strike 2,250.00	90	113,400
S&P 500 Index, Put, Expires 10/20/17, Strike 2,200.00	90	139,500

		579,198

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

		Value
TOTAL PURCHASED OPTIONS (Cost $1,197,093)		$579,198

TOTAL LONG-TERM INVESTMENTS (Cost $144,105,611)		183,880,895

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (d)	$2,829,792	2,829,792

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	1,088	1,088

TOTAL SHORT-TERM INVESTMENTS (Cost $2,830,880)		2,830,880

TOTAL INVESTMENTS — 100.5% (Cost $146,936,491) (e)		186,711,775

Other Assets/(Liabilities) — (0.5)%		(978,103)

NET ASSETS — 100.0%		$185,733,672

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are pledged/held as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Maturity value of $2,829,804. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $2,887,587.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.8%

COMMON STOCK — 93.2%
Basic Materials — 3.7%
Chemicals — 3.1%
Air Products & Chemicals, Inc.	33,000	$4,720,980
Ashland Global Holdings, Inc.	26,000	1,713,660
RPM International, Inc.	65,000	3,545,750
Valvoline, Inc.	172,000	4,079,840

		14,060,230

Mining — 0.6%
Franco-Nevada Corp.	37,000	2,669,920

		16,730,150

Communications — 3.0%
Internet — 2.2%
Dropbox, Inc. Class B (a) (b)	9,011	101,644
IAC/InterActiveCorp (b)	27,962	2,886,797
Match Group, Inc. (b)	39,000	677,820
TripAdvisor, Inc. (b)	23,000	878,600
VeriSign, Inc. (b) (c)	45,000	4,183,200
Zillow Group, Inc. Class A (b)	12,000	586,080
Zillow Group, Inc. Class C (b) (c)	12,000	588,120

		9,902,261

Media — 0.3%
FactSet Research Systems, Inc.	8,000	1,329,440

Telecommunications — 0.5%
DigitalGlobe, Inc. (b)	73,000	2,430,900

		13,662,601

Consumer, Cyclical — 14.5%
Airlines — 0.3%
United Continental Holdings, Inc. (b)	20,000	1,505,000

Apparel — 0.1%
Carter’s, Inc.	3,000	266,850

Auto Manufacturers — 0.4%
Ferrari NV	19,000	1,634,380
Tesla, Inc. (b)	1,000	361,610

		1,995,990

Auto Parts & Equipment — 0.3%
WABCO Holdings, Inc. (b)	12,000	1,530,120

Entertainment — 0.5%
Vail Resorts, Inc.	12,000	2,433,960

Food Services — 0.7%
Aramark	73,000	2,991,540

Leisure Time — 2.0%
Norwegian Cruise Line Holdings Ltd. (b)	138,000	7,492,020
Royal Caribbean Cruises Ltd.	16,000	1,747,680

		9,239,700

	Number of Shares	Value
Lodging — 2.0%
Marriott International, Inc. Class A	53,000	$5,316,430
MGM Resorts International	116,000	3,629,640

		8,946,070

Retail — 8.2%
AutoZone, Inc. (b)	8,500	4,848,910
Burlington Stores, Inc. (b)	25,000	2,299,750
CarMax, Inc. (b)	61,000	3,846,660
Casey’s General Stores, Inc. (c)	24,000	2,570,640
Coach, Inc.	163,000	7,716,420
Dick’s Sporting Goods, Inc.	16,000	637,280
Dollar General Corp.	89,000	6,416,010
L Brands, Inc.	37,000	1,993,930
The Michaels Cos., Inc. (b)	122,000	2,259,440
O’Reilly Automotive, Inc. (b)	15,000	3,281,100
PVH Corp.	15,000	1,717,500

		37,587,640

		66,496,870

Consumer, Non-cyclical — 29.6%
Biotechnology — 2.3%
Alnylam Pharmaceuticals, Inc. (b) (c)	25,000	1,994,000
Bioverativ, Inc. (b)	8,000	481,360
Illumina, Inc. (b)	13,000	2,255,760
Incyte Corp. (b)	18,000	2,266,380
Kite Pharma, Inc. (b) (c)	12,000	1,244,040
Vertex Pharmaceuticals, Inc. (b)	17,000	2,190,790

		10,432,330

Commercial Services — 9.5%
CoreLogic, Inc. (b)	82,000	3,557,160
CoStar Group, Inc. (b)	3,000	790,800
Equifax, Inc.	49,000	6,733,580
FleetCor Technologies, Inc. (b)	27,000	3,893,670
Gartner, Inc. (b)	16,000	1,976,160
Global Payments, Inc.	53,000	4,786,960
IHS Markit Ltd. (b)	99,606	4,386,648
KAR Auction Services, Inc.	64,000	2,686,080
MacDonald Dettwiler & Associates Ltd. (c)	27,794	1,446,283
Sabre Corp.	98,000	2,133,460
TransUnion (b)	25,000	1,082,750
Vantiv, Inc. Class A (b)	81,000	5,130,540
Verisk Analytics, Inc. (b)	50,000	4,218,500
WeWork Companies, Inc. Class A (a) (b)	12,099	626,849

		43,449,440

Foods — 1.9%
Blue Buffalo Pet Products, Inc. (b) (c)	8,000	182,480
Conagra Brands, Inc.	59,159	2,115,526
Sprouts Farmers Market, Inc. (b)	116,000	2,629,720
TreeHouse Foods, Inc. (b) (c)	46,005	3,758,148

		8,685,874

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 9.8%
Bruker Corp.	162,000	$4,672,080
The Cooper Cos., Inc.	30,000	7,182,600
DENTSPLY SIRONA, Inc.	69,000	4,473,960
Henry Schein, Inc. (b)	20,000	3,660,400
Hologic, Inc. (b)	170,000	7,714,600
IDEXX Laboratories, Inc. (b)	6,000	968,520
Intuitive Surgical, Inc. (b)	5,000	4,676,850
Teleflex, Inc.	45,000	9,349,200
West Pharmaceutical Services, Inc.	24,000	2,268,480

		44,966,690

Health Care – Services — 3.4%
Acadia Healthcare Co., Inc. (b) (c)	41,862	2,067,146
Envision Healthcare Corp. (b)	94,000	5,890,980
MEDNAX, Inc. (b)	85,000	5,131,450
Quintiles IMS Holdings, Inc. (b)	29,000	2,595,500

		15,685,076

Pharmaceuticals — 2.7%
Alkermes PLC (b)	89,000	5,159,330
Catalent, Inc. (b)	98,000	3,439,800
TESARO, Inc. (b) (c)	6,000	839,160
Zoetis, Inc.	49,000	3,056,620

		12,494,910

		135,714,320

Energy — 0.9%
Oil & Gas — 0.9%
ARC Resources Ltd. (c)	64,000	837,014
Centennial Resource Development, Inc. (a) (b)	19,204	303,807
Centennial Resource Development, Inc. Class A (b) (c)	41,796	661,213
Centennial Resource Development, Inc. Class B (a) (b)	17,000	255,493
Concho Resources, Inc. (b)	18,000	2,187,540

		4,245,067

Financial — 8.4%
Banks — 0.2%
Webster Financial Corp.	19,000	992,180

Diversified Financial Services — 4.8%
CBOE Holdings, Inc.	71,000	6,489,400
FNF Group	178,000	7,979,740
SLM Corp. (b)	140,000	1,610,000
TD Ameritrade Holding Corp.	134,000	5,760,660

		21,839,800

Insurance — 3.2%
The Progressive Corp.	125,000	5,511,250
Willis Towers Watson PLC	64,000	9,309,440

		14,820,690

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.2%
SBA Communications Corp. (b)	7,000	$944,300

		38,596,970

Industrial — 20.6%
Aerospace & Defense — 2.1%
Harris Corp.	49,000	5,344,920
Rockwell Collins, Inc.	41,000	4,308,280

		9,653,200

Building Materials — 0.7%
Fortune Brands Home & Security, Inc.	6,000	391,440
Martin Marietta Materials, Inc.	12,000	2,670,960

		3,062,400

Electrical Components & Equipment — 0.5%
Acuity Brands, Inc.	10,000	2,032,800

Electronics — 6.4%
Agilent Technologies, Inc.	114,000	6,761,340
Allegion PLC	49,000	3,974,880
Fortive Corp.	61,000	3,864,350
Keysight Technologies, Inc. (b)	163,000	6,345,590
Mettler-Toledo International, Inc. (b)	2,000	1,177,080
National Instruments Corp.	16,000	643,520
Sensata Technologies Holding NV (b) (c)	152,000	6,493,440

		29,260,200

Environmental Controls — 1.2%
Waste Connections, Inc.	85,000	5,475,700

Machinery – Construction & Mining — 0.0%
BWX Technologies, Inc.	3,079	150,101

Machinery – Diversified — 4.8%
Cognex Corp.	11,000	933,900
Gardner Denver Holdings, Inc. (b)	42,000	907,620
IDEX Corp.	68,000	7,684,680
The Middleby Corp. (b)	12,446	1,512,314
Roper Technologies, Inc.	33,000	7,640,490
Xylem, Inc.	61,000	3,381,230

		22,060,234

Miscellaneous – Manufacturing — 2.3%
Colfax Corp. (b)	37,000	1,456,690
Textron, Inc.	193,000	9,090,300

		10,546,990

Packaging & Containers — 1.4%
Ardagh Group SA	9,000	203,490
Ball Corp.	145,000	6,120,450

		6,323,940

Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	21,000	1,918,980
Kansas City Southern	28,000	2,930,200

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Old Dominion Freight Line, Inc.	8,000	$761,920

		5,611,100

		94,176,665

Technology — 12.5%
Computers — 0.5%
CSRA, Inc.	77,764	2,469,007

Semiconductors — 3.8%
KLA-Tencor Corp.	26,000	2,379,260
Marvell Technology Group Ltd.	118,000	1,949,360
Microchip Technology, Inc.	98,000	7,563,640
Microsemi Corp. (b)	15,600	730,080
NXP Semiconductor NV (b)	4,000	437,800
Xilinx, Inc.	65,000	4,180,800

		17,240,940

Software — 8.2%
athenahealth, Inc. (b) (c)	7,000	983,850
Atlassian Corp. PLC Class A (b)	57,000	2,005,260
Black Knight Financial Services, Inc. Class A (b) (c)	12,000	491,400
Electronic Arts, Inc. (b)	31,000	3,277,320
Fidelity National Information Services, Inc.	28,000	2,391,200
Fiserv, Inc. (b)	65,000	7,952,100
Guidewire Software, Inc. (b)	18,000	1,236,780
MSCI, Inc.	27,000	2,780,730
Red Hat, Inc. (b)	57,000	5,457,750
ServiceNow, Inc. (b)	8,000	848,000
Splunk, Inc. (b)	36,000	2,048,040
SS&C Technologies Holdings, Inc	64,000	2,458,240
Tableau Software, Inc. Class A (b)	30,000	1,838,100
Veeva Systems, Inc. Class A (b)	20,000	1,226,200
Workday, Inc. Class A (b)	28,000	2,716,000

		37,710,970

		57,420,917

TOTAL COMMON STOCK (Cost $296,058,517)		427,043,560

PREFERRED STOCK — 0.6%
Communications — 0.2%
Internet — 0.2%
Dropbox, Inc. Series A (a) (b)	11,190	126,223
Dropbox, Inc. Series A 1 (a) (b)	54,965	620,005

		746,228

Consumer, Non-cyclical — 0.4%
Commercial Services — 0.4%
WeWork Companies, Inc. Series D 1 (a) (b)	22,197	1,150,027
WeWork Companies, Inc. Series D 2 (a) (b)	17,440	903,566

		2,053,593

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $1,258,645)		$2,799,821

TOTAL EQUITIES (Cost $297,317,162)		429,843,381

MUTUAL FUNDS — 6.1%
Diversified Financial Services — 6.1%
State Street Navigator Securities Lending Prime Portfolio (d)	20,133,473	20,133,473
T. Rowe Price Government Reserve Investment Fund	8,005,734	8,005,734

		28,139,207

TOTAL MUTUAL FUNDS (Cost $28,139,207)		28,139,207

TOTAL LONG-TERM INVESTMENTS (Cost $325,456,369)		457,982,588

	Principal Amount
SHORT-TERM INVESTMENTS — 4.5%
Repurchase Agreement — 4.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (e)	$20,599,977	20,599,977

TOTAL SHORT-TERM INVESTMENTS (Cost $20,599,977)		20,599,977

TOTAL INVESTMENTS — 104.4% (Cost $346,056,346) (f)		478,582,565

Other Assets/(Liabilities) — (4.4)%		(20,332,824)

NET ASSETS — 100.0%		$458,249,741

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $4,087,614 or 0.89% of net assets.
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $19,641,695 or 4.29% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(e)	Maturity value of $20,600,062. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $21,016,347.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.9%

COMMON STOCK — 94.9%
Communications — 1.2%
Telecommunications — 1.2%
Level 3 Communications, Inc. (a)	95,557	$5,666,530

Consumer, Cyclical — 6.6%
Apparel — 0.4%
Ralph Lauren Corp.	26,183	1,932,305

Auto Manufacturers — 1.3%
Honda Motor Co. Ltd. Sponsored ADR	171,598	4,700,069
PACCAR, Inc.	25,050	1,654,302

		6,354,371

Auto Parts & Equipment — 0.8%
Delphi Automotive PLC	41,780	3,662,017

Home Builders — 0.8%
PulteGroup, Inc.	156,507	3,839,117

Leisure Time — 0.8%
Carnival Corp.	58,266	3,820,502

Retail — 1.8%
Advance Auto Parts, Inc.	43,446	5,065,369
Target Corp.	70,441	3,683,360

		8,748,729

Toys, Games & Hobbies — 0.7%
Mattel, Inc.	143,896	3,098,081

		31,455,122

Consumer, Non-cyclical — 16.1%
Foods — 6.4%
Conagra Brands, Inc.	211,055	7,547,327
General Mills, Inc.	76,949	4,262,975
The J.M. Smucker Co.	21,142	2,501,733
Kellogg Co.	60,205	4,181,839
Lamb Weston Holdings, Inc.	33,113	1,458,296
Mondelez International, Inc. Class A	147,191	6,357,179
Sysco Corp.	86,806	4,368,946

		30,678,295

Health Care – Products — 4.1%
Abbott Laboratories	55,486	2,697,175
Baxter International, Inc.	43,930	2,659,522
STERIS PLC	42,746	3,483,799
Zimmer Biomet Holdings, Inc.	82,063	10,536,889

		19,377,385

Health Care – Services — 3.0%
HCA Healthcare, Inc. (a)	38,890	3,391,208
LifePoint Health, Inc. (a)	94,234	6,327,813
Quest Diagnostics, Inc.	40,921	4,548,779

		14,267,800

	Number of Shares	Value
Pharmaceuticals — 2.6%
Cardinal Health, Inc.	57,880	$4,510,010
Express Scripts Holding Co. (a)	64,357	4,108,551
McKesson Corp.	21,560	3,547,482

		12,166,043

		76,489,523

Energy — 13.0%
Oil & Gas — 9.6%
Anadarko Petroleum Corp.	103,423	4,689,199
Cimarex Energy Co.	13,358	1,255,786
Devon Energy Corp.	110,934	3,546,560
EQT Corp.	145,783	8,541,426
Helmerich & Payne, Inc.	54,421	2,957,237
Imperial Oil Ltd.	273,996	7,986,620
Marathon Petroleum Corp.	91,226	4,773,856
Noble Energy, Inc.	212,957	6,026,683
Occidental Petroleum Corp.	98,116	5,874,205

		45,651,572

Oil & Gas Services — 3.0%
Baker Hughes, Inc.	127,602	6,955,585
Halliburton Co.	39,053	1,667,954
National Oilwell Varco, Inc.	159,265	5,246,189

		13,869,728

Pipelines — 0.4%
Spectra Energy Partners LP (b)	45,703	1,960,659

		61,481,959

Financial — 26.8%
Banks — 10.8%
Bank of Hawaii Corp.	27,954	2,319,343
BB&T Corp.	142,189	6,456,802
Comerica, Inc.	22,544	1,651,122
Commerce Bancshares, Inc.	84,966	4,828,618
M&T Bank Corp.	33,446	5,416,580
Northern Trust Corp.	154,083	14,978,408
The PNC Financial Services Group, Inc.	34,280	4,280,544
State Street Corp.	37,746	3,386,949
SunTrust Banks, Inc.	41,321	2,343,727
UMB Financial Corp.	23,602	1,766,846
Westamerica Bancorp.	70,516	3,951,717

		51,380,656

Diversified Financial Services — 3.9%
Ameriprise Financial, Inc.	51,683	6,578,729
Invesco Ltd.	222,095	7,815,523
T. Rowe Price Group, Inc.	58,104	4,311,898

		18,706,150

Insurance — 6.2%
Aflac, Inc.	33,048	2,567,169

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Arthur J Gallagher & Co.	54,011	$3,092,130
Brown & Brown, Inc.	60,867	2,621,542
Chubb Ltd.	41,277	6,000,850
ProAssurance Corp.	38,173	2,320,918
Reinsurance Group of America, Inc.	34,229	4,394,661
Torchmark Corp.	21,147	1,617,745
The Travelers Cos., Inc.	15,236	1,927,811
Unum Group	103,009	4,803,310

		29,346,136

Real Estate Investment Trusts (REITS) — 5.0%
American Tower Corp.	32,751	4,333,612
Boston Properties, Inc.	8,189	1,007,411
Empire State Realty Trust, Inc. Class A	91,683	1,904,256
MGM Growth Properties LLC Class A	95,454	2,786,302
Piedmont Office Realty Trust, Inc. Class A	186,985	3,941,644
Weyerhaeuser Co.	291,591	9,768,298

		23,741,523

Savings & Loans — 0.9%
Capitol Federal Financial, Inc.	291,998	4,149,292

		127,323,757

Industrial — 17.8%
Building Materials — 3.0%
Johnson Controls International PLC	323,066	14,008,142

Electrical Components & Equipment — 2.1%
Emerson Electric Co.	71,752	4,277,854
Hubbell, Inc.	52,377	5,927,505

		10,205,359

Electronics — 3.2%
Keysight Technologies, Inc. (a)	154,861	6,028,739
Koninklijke Philips NV	128,642	4,579,201
TE Connectivity Ltd.	59,619	4,690,823

		15,298,763

Environmental Controls — 0.8%
Republic Services, Inc.	60,697	3,868,220

Machinery – Diversified — 1.3%
Cummins, Inc.	25,759	4,178,625
Rockwell Automation, Inc.	13,579	2,199,255

		6,377,880

Miscellaneous – Manufacturing — 3.3%
Ingersoll-Rand PLC	68,579	6,267,435
ITT, Inc.	13,782	553,761
Parker-Hannifin Corp.	17,262	2,758,813
Textron, Inc.	125,417	5,907,140

		15,487,149

Packaging & Containers — 3.0%
Bemis Co., Inc.	92,015	4,255,694

	Number of Shares	Value
Graphic Packaging Holding Co.	17,125	$235,982
Sonoco Products Co.	78,349	4,028,706
WestRock Co.	97,467	5,522,480

		14,042,862

Transportation — 1.1%
Heartland Express, Inc.	254,684	5,302,521

		84,590,896

Technology — 4.6%
Semiconductors — 4.6%
Applied Materials, Inc.	135,165	5,583,666
Lam Research Corp.	36,475	5,158,659
Maxim Integrated Products, Inc.	139,940	6,283,306
Teradyne, Inc.	166,960	5,013,809

		22,039,440

Utilities — 8.8%
Electric — 7.3%
Ameren Corp.	61,776	3,377,294
Edison International	86,577	6,769,456
Eversource Energy	35,080	2,129,707
NorthWestern Corp.	49,491	3,019,941
PG&E Corp.	106,495	7,068,073
Pinnacle West Capital Corp.	41,092	3,499,395
Westar Energy, Inc.	38,867	2,060,728
Xcel Energy, Inc.	148,814	6,827,586

		34,752,180

Gas — 1.5%
Atmos Energy Corp.	36,697	3,044,016
Spire, Inc.	53,355	3,721,511

		6,765,527

		41,517,707

TOTAL COMMON STOCK (Cost $391,418,320)		450,564,934

TOTAL EQUITIES (Cost $391,418,320)		450,564,934

MUTUAL FUNDS — 2.5%
Diversified Financial Services — 2.5%
iShares Russell Mid-Cap Value ETF	143,089	12,032,354

TOTAL MUTUAL FUNDS (Cost $11,269,149)		12,032,354

TOTAL LONG-TERM INVESTMENTS (Cost $402,687,469)		462,597,288

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (c)	$13,523,450	$13,523,450

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	27,991	27,991

TOTAL SHORT-TERM INVESTMENTS (Cost $13,551,441)		13,551,441

TOTAL INVESTMENTS — 100.3% (Cost $416,238,910) (d)		476,148,729

Other Assets/(Liabilities) — (0.3)%		(1,433,768)

NET ASSETS — 100.0%		$474,714,961

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $13,523,507. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $13,797,379.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.1%
Basic Materials — 3.1%
Chemicals — 3.1%
Ferro Corp. (a)	65,350	$1,195,251
Ingevity Corp. (a)	12,833	736,614
Methanex Corp.	22,960	1,011,388
Minerals Technologies, Inc.	13,893	1,016,968
Platform Specialty Products Corp. (a)	116,284	1,474,481
PolyOne Corp.	29,417	1,139,615

		6,574,317

Communications — 6.8%
Internet — 3.6%
Dropbox, Inc. Class B (b)	10,017	112,992
GoDaddy, Inc. Class A (a)	25,912	1,099,187
Mimecast Ltd. (a)	48,018	1,285,922
Proofpoint, Inc. (a) (c)	8,787	762,975
The Trade Desk, Inc. Class A (a)	21,164	1,060,528
Veracode, Inc. (Escrow Shares) (a) (b)	10,688	43,500
Wayfair, Inc. Class A (a)	17,372	1,335,559
Wix.com Ltd. (a)	9,449	657,651
Zendesk, Inc. (a)	16,933	470,399
Zillow Group, Inc. Class C (a)	16,035	785,875

		7,614,588

Media — 0.6%
The New York Times Co. Class A	67,563	1,195,865

Telecommunications — 2.6%
Acacia Communications, Inc. (a) (c)	12,700	526,669
Arista Networks, Inc. (a) (c)	6,893	1,032,503
Ciena Corp. (a)	46,646	1,167,083
Oclaro, Inc. (a) (c)	63,600	594,024
Quantenna Communications, Inc. (a) (c)	41,056	780,064
Vonage Holdings Corp. (a)	207,836	1,359,247

		5,459,590

		14,270,043

Consumer, Cyclical — 13.5%
Airlines — 0.8%
Spirit Airlines, Inc. (a)	31,567	1,630,436

Apparel — 2.7%
Carter’s, Inc.	9,800	871,710
Deckers Outdoor Corp. (a)	17,841	1,217,826
Oxford Industries, Inc.	19,575	1,223,242
Steven Madden Ltd. (a)	22,701	906,905
Wolverine World Wide, Inc.	51,091	1,431,059

		5,650,742

Auto Manufacturers — 0.4%
Wabash National Corp. (c)	38,371	843,395

	Number of Shares	Value
Auto Parts & Equipment — 0.8%
Cooper Tire & Rubber Co. (c)	17,300	$624,530
Tenneco, Inc.	18,516	1,070,780

		1,695,310

Distribution & Wholesale — 0.4%
Beacon Roofing Supply, Inc. (a)	15,594	764,106

Entertainment — 1.3%
Cinemark Holdings, Inc.	19,095	741,841
Marriott Vacations Worldwide Corp.	12,010	1,414,177
National CineMedia, Inc.	64,536	478,857

		2,634,875

Home Builders — 0.3%
TRI Pointe Group, Inc. (a)	55,200	728,088

Home Furnishing — 0.3%
iRobot Corp. (a) (c)	8,287	697,268

Leisure Time — 2.0%
Acushnet Holdings Corp. (c)	47,579	943,967
ClubCorp Holdings, Inc.	28,886	378,407
Lindblad Expeditions Holdings, Inc. (a)	100,855	1,058,977
Planet Fitness, Inc. Class A	75,984	1,773,467

		4,154,818

Retail — 4.5%
Bloomin’ Brands, Inc.	54,869	1,164,869
The Cheesecake Factory, Inc.	8,971	451,241
Chico’s FAS, Inc.	109,470	1,031,207
Dave & Buster’s Entertainment, Inc. (a)	12,290	817,408
FirstCash, Inc.	23,146	1,349,412
Five Below, Inc. (a)	8,346	412,042
Kate Spade & Co. (a)	44,639	825,375
La-Z-Boy, Inc.	30,313	985,173
Nu Skin Enterprises, Inc. Class A	20,727	1,302,485
Wingstop, Inc. (c)	34,170	1,055,853

		9,395,065

		28,194,103

Consumer, Non-cyclical — 22.3%
Beverages — 0.4%
MGP Ingredients, Inc. (c)	16,270	832,536

Biotechnology — 5.2%
Aduro Biotech, Inc. (a) (c)	47,600	542,640
Alder Biopharmaceuticals, Inc. (a) (c)	27,127	310,604
Bluebird Bio, Inc. (a) (c)	13,774	1,446,959
Blueprint Medicines Corp. (a)	27,017	1,368,951
Dermira, Inc. (a) (c)	38,966	1,135,469
Exact Sciences Corp. (a)	29,554	1,045,325
Five Prime Therapeutics, Inc. (a)	20,439	615,418
Ionis Pharmaceuticals, Inc. (a)	14,920	758,980

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Momenta Pharmaceuticals, Inc. (a)	61,883	$1,045,823
Otonomy, Inc. (a)	29,293	552,173
Sage Therapeutics, Inc. (a)	6,118	487,238
Spark Therapeutics, Inc. (a) (c)	7,561	451,694
Ultragenyx Pharmaceutical, Inc. (a) (c)	18,308	1,137,110

		10,898,384

Commercial Services — 3.3%
The Brink’s Co.	20,174	1,351,658
Cardtronics PLC Class A (a)	26,823	881,404
CoStar Group, Inc. (a)	5,831	1,537,051
HealthEquity, Inc. (a)	14,842	739,577
Paylocity Holding Corp. (a)	20,275	916,024
TriNet Group, Inc. (a)	36,959	1,210,038
WEX, Inc. (a)	2,529	263,699

		6,899,451

Foods — 2.1%
Calavo Growers, Inc. (c)	14,465	998,808
Performance Food Group Co. (a)	82,343	2,256,198
Sanderson Farms, Inc. (c)	9,421	1,089,539

		4,344,545

Health Care – Products — 5.1%
Align Technology, Inc. (a)	7,269	1,091,222
Glaukos Corp. (a) (c)	13,600	563,992
Globus Medical, Inc. Class A (a)	30,297	1,004,346
Haemonetics Corp. (a)	26,979	1,065,401
Inogen, Inc. (a)	9,701	925,669
Insulet Corp. (a)	69,815	3,582,208
MiMedx Group, Inc. (a) (c)	123,855	1,854,109
OraSure Technologies, Inc. (a)	33,700	581,662

		10,668,609

Health Care – Services — 3.2%
Acadia Healthcare Co., Inc. (a) (c)	36,417	1,798,271
Kindred Healthcare, Inc.	130,538	1,520,768
LifePoint Health, Inc. (a)	19,612	1,316,946
Molina Healthcare, Inc. (a)	21,171	1,464,610
Teladoc, Inc. (a) (c)	21,003	728,804

		6,829,399

Pharmaceuticals — 3.0%
Aerie Pharmaceuticals, Inc. (a)	24,026	1,262,566
Amicus Therapeutics, Inc. (a) (c)	41,840	421,329
Dexcom, Inc. (a) (c)	9,186	671,956
Galapagos NV Sponsored ADR (a)	12,638	967,060
Global Blood Therapeutics, Inc. (a) (c)	21,942	600,114
Ironwood Pharmaceuticals, Inc. (a) (c)	25,839	487,840
Portola Pharmaceuticals, Inc. (a)	15,926	894,563
TESARO, Inc. (a) (c)	6,467	904,475

		6,209,903

		46,682,827

	Number of Shares	Value
Energy — 3.1%
Energy – Alternate Sources — 0.9%
First Solar, Inc. (a) (c)	19,202	$765,776
Pattern Energy Group, Inc.	48,313	1,151,782

		1,917,558

Oil & Gas — 1.9%
Callon Petroleum Co. (a) (c)	76,682	813,596
Centennial Resource Development, Inc. Class A (a) (c)	78,405	1,240,367
Delek US Holdings, Inc.	43,888	1,160,399
SRC Energy, Inc. (a) (c)	113,752	765,551

		3,979,913

Oil & Gas Services — 0.3%
Forum Energy Technologies, Inc. (a)	33,534	523,130

		6,420,601

Financial — 20.0%
Banks — 5.8%
Ameris Bancorp	23,344	1,125,181
F.N.B. Corp.	91,215	1,291,604
FCB Financial Holdings, Inc. Class A (a)	27,461	1,311,263
MB Financial, Inc.	63,836	2,811,338
South State Corp.	11,014	943,900
State Bank Financial Corp.	39,894	1,081,925
Texas Capital Bancshares, Inc. (a)	13,746	1,063,940
Western Alliance Bancorp (a)	50,101	2,464,969

		12,094,120

Diversified Financial Services — 2.7%
Air Lease Corp.	28,735	1,073,539
Blackhawk Network Holdings, Inc. (a)	29,165	1,271,594
Financial Engines, Inc. (c)	15,653	572,900
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	83,249	1,903,905
WageWorks, Inc. (a)	10,552	709,094

		5,531,032

Insurance — 2.9%
Assured Guaranty Ltd.	26,315	1,098,388
eHealth, Inc. (a)	47,890	900,332
Horace Mann Educators Corp.	18,867	713,173
James River Group Holdings Ltd.	12,200	484,706
Kemper Corp.	23,629	912,079
MBIA, Inc. (a)	97,809	922,339
MGIC Investment Corp. (a)	100,149	1,121,669

		6,152,686

Private Equity — 1.0%
Kennedy-Wilson Holdings, Inc. (c)	107,552	2,048,866

Real Estate — 0.3%
Five Point Holdings LLC Class A (a)	46,966	693,218

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 5.3%
CoreSite Realty Corp.	11,098	$1,148,976
LaSalle Hotel Properties	80,524	2,399,615
Life Storage, Inc.	14,492	1,073,857
MFA Financial, Inc.	125,633	1,054,061
Outfront Media, Inc. (c)	41,495	959,364
Potlatch Corp.	18,400	840,880
PS Business Parks, Inc.	9,974	1,320,458
Redwood Trust, Inc.	65,068	1,108,759
Rexford Industrial Realty, Inc.	44,424	1,218,995

		11,124,965

Savings & Loans — 2.0%
Banc of California, Inc. (c)	25,541	549,132
Pacific Premier Bancorp, Inc. (a)	21,522	794,162
Sterling Bancorp	123,398	2,869,003

		4,212,297

		41,857,184

Industrial — 15.3%
Aerospace & Defense — 1.1%
Kaman Corp.	19,428	968,875
Teledyne Technologies, Inc. (a)	9,668	1,234,120

		2,202,995

Building Materials — 1.5%
JELD-WEN Holding, Inc. (a)	30,863	1,001,813
Masonite International Corp. (a)	27,683	2,090,066

		3,091,879

Electronics — 1.2%
II-VI, Inc. (a)	21,930	752,199
Itron, Inc. (a)	12,827	869,029
Watts Water Technologies, Inc. Class A	15,378	971,890

		2,593,118

Environmental Controls — 1.7%
Casella Waste Systems, Inc. Class A (a)	72,248	1,185,590
Clean Harbors, Inc. (a)	42,917	2,396,056

		3,581,646

Hand & Machine Tools — 1.1%
Milacron Holdings Corp. (a)	63,609	1,118,882
Regal Beloit Corp.	15,503	1,264,270

		2,383,152

Machinery – Diversified — 1.8%
Altra Industrial Motion Corp.	31,132	1,239,054
The Middleby Corp. (a)	7,264	882,649
Zebra Technologies Corp. Class A (a)	15,651	1,573,238

		3,694,941

Metal Fabricate & Hardware — 2.0%
Advanced Drainage Systems, Inc.	88,539	1,779,634
Rexnord Corp. (a)	53,856	1,252,152

	Number of Shares	Value
The Timken Co.	25,471	$1,178,034

		4,209,820

Miscellaneous – Manufacturing — 0.5%
John Bean Technologies Corp.	10,841	1,062,418

Packaging & Containers — 0.8%
Graphic Packaging Holding Co.	61,443	846,684
KapStone Paper and Packaging Corp.	36,665	756,399

		1,603,083

Transportation — 3.0%
Kirby Corp. (a)	18,642	1,246,217
Knight Transportation, Inc.	48,837	1,809,411
Swift Transportation Co. (a) (c)	86,418	2,290,077
Werner Enterprises, Inc.	31,800	933,330

		6,279,035

Trucking & Leasing — 0.6%
GATX Corp. (c)	18,071	1,161,423

		31,863,510

Technology — 12.0%
Computers — 0.8%
EPAM Systems, Inc. (a)	12,351	1,038,595
VeriFone Systems, Inc. (a)	35,137	635,980

		1,674,575

Semiconductors — 4.4%
Advanced Micro Devices, Inc. (a) (c)	31,828	397,213
Cavium, Inc. (a)	28,779	1,788,039
Entegris, Inc. (a)	81,894	1,797,573
MACOM Technology Solutions Holdings, Inc. (a) (c)	45,157	2,518,406
MaxLinear, Inc. Class A (a)	13,430	374,563
MKS Instruments, Inc.	8,816	593,317
Tower Semiconductor Ltd. (a)	72,723	1,734,444

		9,203,555

Software — 6.8%
2U, Inc. (a) (c)	54,250	2,545,411
Aspen Technology, Inc. (a)	7,781	429,978
BroadSoft, Inc. (a) (c)	35,507	1,528,576
Callidus Software, Inc. (a)	51,119	1,237,080
Cloudera, Inc. (a) (b)	12,068	191,899
Coupa Software, Inc. (a)	5,653	163,824
Docusign, Inc. (Escrow Shares) (a) (b)	2,601	-
Fair Isaac Corp.	13,246	1,846,625
Five9, Inc. (a)	27,615	594,275
Guidewire Software, Inc. (a)	10,651	731,830
HubSpot, Inc. (a) (c)	37,773	2,483,575
Telogis, Inc. (b)	80,369	255,573
The Ultimate Software Group, Inc. (a) (c)	4,425	929,516

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Veeva Systems, Inc. Class A (a)	20,201	$1,238,523

		14,176,685

		25,054,815

Utilities — 1.0%
Electric — 1.0%
8Point3 Energy Partners LP	60,701	918,405
Black Hills Corp. (c)	16,357	1,103,607

		2,022,012

TOTAL COMMON STOCK (Cost $172,847,447)		202,939,412

PREFERRED STOCK — 0.6%
Communications — 0.3%
Internet — 0.3%
Draftkings, Inc. Series D (a) (b)	14,868	34,048
Draftkings, Inc. Series D 1 (a) (b)	28,744	88,532
The Honest Company, Inc. Series D (a) (b)	4,027	143,522
Zuora, Inc. Series F (a) (b)	69,937	300,030

		566,132

Technology — 0.3%
Software — 0.3%
MarkLogic Corp. Series F (a) (b)	22,966	245,736
Telogis, Inc. Series A (a) (b)	109,450	481,843

		727,579

TOTAL PREFERRED STOCK (Cost $1,258,032)		1,293,711

TOTAL EQUITIES (Cost $174,105,479)		204,233,123

MUTUAL FUNDS — 22.4%
Diversified Financial Services — 22.4%
iShares Russell 2000 ETF	18,802	2,649,578
iShares Russell 2000 Growth Index Fund (c)	12,556	2,119,076
State Street Navigator Securities Lending Prime Portfolio (d)	41,975,690	41,975,690

		46,744,344

TOTAL MUTUAL FUNDS (Cost $46,634,891)		46,744,344

TOTAL LONG-TERM INVESTMENTS (Cost $220,740,370)		250,977,467

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (e)	$2,697,827	$2,697,827

TOTAL SHORT-TERM INVESTMENTS (Cost $2,697,827)		2,697,827

TOTAL INVESTMENTS — 121.4% (Cost $223,438,197) (f)		253,675,294

Other Assets/(Liabilities) — (21.4)%		(44,726,769)

NET ASSETS — 100.0%		$208,948,525

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $1,897,675 or 0.91% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $40,957,338 or 19.60% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $2,697,839. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $2,755,409.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 4.2%
Chemicals — 2.3%
American Vanguard Corp.	21,600	$372,600
Innospec, Inc.	6,183	405,296
KMG Chemicals, Inc.	16,000	778,720
Minerals Technologies, Inc.	11,800	863,760

		2,420,376

Forest Products & Paper — 0.6%
Clearwater Paper Corp. (a)	13,100	612,425

Iron & Steel — 1.1%
Carpenter Technology Corp.	18,200	681,226
Reliance Steel & Aluminum Co.	5,800	422,298

		1,103,524

Mining — 0.2%
New Gold, Inc. (a) (b)	61,500	195,570

		4,331,895

Communications — 1.8%
Internet — 0.3%
Rightside Group Ltd. (a)	31,640	336,017

Media — 1.0%
Cable One, Inc.	900	639,810
Scholastic Corp.	8,200	357,438

		997,248

Telecommunications — 0.5%
Harmonic, Inc. (a) (b)	98,300	516,075

		1,849,340

Consumer, Cyclical — 9.3%
Apparel — 0.8%
Crocs, Inc. (a)	18,000	138,780
Steven Madden Ltd. (a)	16,100	643,195

		781,975

Auto Manufacturers — 0.2%
Blue Bird Corp. (a) (b)	15,000	255,000

Auto Parts & Equipment — 1.0%
Dorman Products, Inc. (a)	12,200	1,009,794

Distribution & Wholesale — 1.9%
Beacon Roofing Supply, Inc. (a)	16,900	828,100
Pool Corp.	9,600	1,128,672

		1,956,772

Home Builders — 0.8%
Cavco Industries, Inc. (a)	6,000	777,900

Home Furnishing — 0.3%
Ethan Allen Interiors, Inc.	11,100	358,530

	Number of Shares	Value
Leisure Time — 0.9%
LCI Industries	9,300	$952,320

Lodging — 0.6%
ILG, Inc.	22,700	624,023

Retail — 2.3%
Fred’s, Inc. Class A (b)	15,200	140,296
Lumber Liquidators Holdings, Inc. (a) (b)	24,000	601,440
Party City Holdco, Inc. (a) (b)	27,555	431,236
PriceSmart, Inc.	7,300	639,480
Red Robin Gourmet Burgers, Inc. (a)	6,800	443,700
Sportsman’s Warehouse Holdings, Inc. (a) (b)	31,033	167,578

		2,423,730

Textiles — 0.5%
Culp, Inc.	15,700	510,250

		9,650,294

Consumer, Non-cyclical — 15.1%
Agriculture — 0.3%
Vector Group Ltd. (b)	13,779	293,768

Commercial Services — 4.9%
Aaron’s, Inc.	26,700	1,038,630
American Public Education, Inc. (a)	16,200	383,130
Capella Education Co.	9,700	830,320
FTI Consulting, Inc. (a)	11,600	405,536
Green Dot Corp. Class A (a)	23,580	908,538
Matthews International Corp. Class A	5,700	349,125
McGrath RentCorp	16,099	557,508
Navigant Consulting, Inc. (a)	31,900	630,344

		5,103,131

Foods — 2.4%
Nomad Foods Ltd. (a)	68,200	962,302
Pinnacle Foods, Inc.	9,100	540,540
Post Holdings, Inc. (a)	6,400	496,960
SpartanNash Co.	18,500	480,260

		2,480,062

Health Care – Products — 5.1%
Analogic Corp.	5,300	385,045
Atrion Corp.	2,050	1,318,765
Haemonetics Corp. (a)	19,000	750,310
Halyard Health, Inc. (a)	21,700	852,376
Quidel Corp. (a)	24,500	664,930
West Pharmaceutical Services, Inc.	13,800	1,304,376

		5,275,802

Health Care – Services — 2.0%
The Ensign Group, Inc.	10,930	237,946
National HealthCare Corp.	3,600	252,504
Select Medical Holdings Corp. (a)	30,600	469,710

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Triple-S Management Corp. Class B (a)	12,900	$218,139
WellCare Health Plans, Inc. (a)	4,700	843,932

		2,022,231

Household Products & Wares — 0.4%
CSS Industries, Inc.	14,900	389,784

		15,564,778

Diversified — 0.2%
Holding Company – Diversified — 0.2%
Conyers Park Acquisition Corp. (a)	14,600	186,150

Energy — 4.4%
Oil & Gas — 2.8%
Centennial Resource Development, Inc. Class A (a) (b)	27,700	438,214
Matador Resources Co. (a) (b)	34,500	737,265
Parsley Energy, Inc. Class A (a)	17,800	493,950
Tesoro Corp.	7,221	675,886
WPX Energy, Inc. (a)	57,300	553,518

		2,898,833

Oil & Gas Services — 1.6%
Frank’s International NV (b)	33,500	277,715
Keane Group, Inc. (a) (b)	12,880	206,080
NCS Multistage Holdings, Inc. (a) (b)	2,007	50,536
Oceaneering International, Inc.	16,400	374,576
Tesco Corp. (a)	51,300	228,285
TETRA Technologies, Inc. (a)	69,800	194,742
Thermon Group Holdings, Inc. (a)	15,900	304,803

		1,636,737

		4,535,570

Financial — 35.7%
Banks — 18.1%
BankUnited, Inc.	33,600	1,132,656
CoBiz Financial, Inc.	37,300	649,020
Columbia Banking System, Inc.	28,700	1,143,695
East West Bancorp, Inc.	32,626	1,911,231
First Hawaiian, Inc.	13,442	411,594
Glacier Bancorp, Inc.	27,300	999,453
Heritage Financial Corp.	2,064	54,696
Home BancShares, Inc.	82,550	2,055,495
Hope Bancorp, Inc.	36,200	675,130
Howard Bancorp, Inc. (a)	10,485	201,836
National Bank Holdings Corp. Class A	27,300	903,903
Park Sterling Corp.	26,200	311,256
PCSB Financial Corp. (a) (b)	2,713	46,284
Pinnacle Financial Partners, Inc.	7,500	471,000
Popular, Inc.	24,500	1,021,895
Prosperity Bancshares, Inc.	18,200	1,169,168
SVB Financial Group (a)	7,850	1,379,951
Synovus Financial Corp.	10,200	451,248
Texas Capital Bancshares, Inc. (a)	10,700	828,180
Towne Bank	34,700	1,068,760

	Number of Shares	Value
Webster Financial Corp.	16,575	$865,547
Wintrust Financial Corp.	11,900	909,636

		18,661,634

Diversified Financial Services — 1.9%
CBOE Holdings, Inc.	8,321	760,539
Houlihan Lokey, Inc.	11,326	395,277
Janus Henderson Group PLC (a) (b)	14,298	473,407
Stifel Financial Corp. (a)	7,400	340,252

		1,969,475

Insurance — 4.4%
Assured Guaranty Ltd.	15,682	654,567
Employers Holdings, Inc.	15,200	642,960
Kinsale Capital Group, Inc. (b)	10,613	395,971
ProAssurance Corp.	19,700	1,197,760
Radian Group, Inc.	50,900	832,215
Safety Insurance Group, Inc.	5,400	368,820
State Auto Financial Corp.	16,900	434,837

		4,527,130

Private Equity — 0.2%
Safeguard Scientifics, Inc. (a)	19,200	228,480

Real Estate Investment Trusts (REITS) — 8.8%
Acadia Realty Trust	23,900	664,420
American Assets Trust, Inc.	6,200	244,218
American Campus Communities, Inc.	9,900	468,270
Cedar Realty Trust, Inc.	155,700	755,145
Douglas Emmett, Inc.	14,700	561,687
EastGroup Properties, Inc.	12,100	1,013,980
First Potomac Realty Trust	60,390	670,933
Healthcare Realty Trust, Inc.	15,100	515,665
Kilroy Realty Corp.	9,000	676,350
Potlatch Corp.	16,000	731,200
PS Business Parks, Inc.	6,200	820,818
Retail Opportunity Investments Corp.	18,000	345,420
Saul Centers, Inc.	11,400	660,972
Sunstone Hotel Investors, Inc.	20,800	335,296
Washington Real Estate Investment Trust	21,000	669,900

		9,134,274

Savings & Loans — 2.3%
Beneficial Bancorp, Inc.	42,823	642,345
Meridian Bancorp, Inc.	17,500	295,750
United Financial Bancorp, Inc.	43,800	731,022
WSFS Financial Corp.	14,700	666,645

		2,335,762

		36,856,755

Industrial — 17.5%
Aerospace & Defense — 0.9%
Kaman Corp.	6,800	339,116
Triumph Group, Inc.	18,350	579,860

		918,976

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 0.5%
Universal Forest Products, Inc.	6,400	$558,784

Electrical Components & Equipment — 4.1%
Advanced Energy Industries, Inc. (a)	10,800	698,652
Belden, Inc.	19,060	1,437,696
Energizer Holdings, Inc.	11,700	561,834
Littelfuse, Inc.	9,500	1,567,500

		4,265,682

Electronics — 4.1%
Badger Meter, Inc.	13,600	541,960
Brady Corp. Class A	13,900	471,210
ESCO Technologies, Inc.	17,200	1,025,980
Knowles Corp. (a) (b)	45,100	763,092
Methode Electronics, Inc.	13,200	543,840
SYNNEX Corp.	7,200	863,712

		4,209,794

Engineering & Construction — 0.7%
Aegion Corp. (a)	31,400	687,032

Environmental Controls — 0.4%
MSA Safety, Inc.	5,600	454,552

Machinery – Diversified — 0.6%
Applied Industrial Technologies, Inc.	10,100	596,405

Metal Fabricate & Hardware — 1.7%
CIRCOR International, Inc.	10,700	635,366
RBC Bearings, Inc. (a)	5,900	600,384
Sun Hydraulics Corp.	11,500	490,705

		1,726,455

Miscellaneous – Manufacturing — 1.5%
Colfax Corp. (a)	11,500	452,755
Hillenbrand, Inc.	10,230	369,303
Myers Industries, Inc.	43,250	776,337

		1,598,395

Transportation — 3.0%
Genesee & Wyoming, Inc. Class A (a)	10,050	687,319
Kirby Corp. (a)	6,750	451,238
Landstar System, Inc.	19,000	1,626,400
Universal Logistics Holdings, Inc.	21,400	321,000

		3,085,957

		18,102,032

Technology — 3.2%
Computers — 0.6%
CSRA, Inc.	19,700	625,475

Semiconductors — 1.4%
Brooks Automation, Inc.	25,500	553,095
Cabot Microelectronics Corp.	8,400	620,172
Rudolph Technologies, Inc. (a)	12,800	292,480

		1,465,747

	Number of Shares	Value
Software — 1.2%
Callidus Software, Inc. (a)	24,300	$588,060
Progress Software Corp.	19,100	589,999

		1,178,059

		3,269,281

Utilities — 6.7%
Electric — 3.8%
El Paso Electric Co.	11,100	573,870
NorthWestern Corp.	14,500	884,790
NRG Energy, Inc.	30,400	523,488
PNM Resources, Inc.	33,100	1,266,075
Portland General Electric Co.	14,800	676,212

		3,924,435

Gas — 2.6%
Atmos Energy Corp.	7,200	597,240
Chesapeake Utilities Corp.	12,700	951,865
ONE Gas, Inc.	16,600	1,158,846

		2,707,951

Water — 0.3%
California Water Service Group	7,900	290,720

		6,923,106

TOTAL COMMON STOCK (Cost $72,950,496)		101,269,201

TOTAL EQUITIES (Cost $72,950,496)		101,269,201

MUTUAL FUNDS — 5.7%
Diversified Financial Services — 5.7%
State Street Navigator Securities Lending Prime Portfolio (c)	5,875,061	5,875,061
T. Rowe Price Reserve Investment Fund	1,012	1,012

		5,876,073

TOTAL MUTUAL FUNDS (Cost $5,876,073)		5,876,073

TOTAL LONG-TERM INVESTMENTS (Cost $78,826,569)		107,145,274

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (d)	$2,028,391	$2,028,391

TOTAL SHORT-TERM INVESTMENTS (Cost $2,028,391)		2,028,391

TOTAL INVESTMENTS — 105.7% (Cost $80,854,960) (e)		109,173,665

Other Assets/(Liabilities) — (5.7)%		(5,924,763)

NET ASSETS — 100.0%		$103,248,902

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $5,702,115 or 5.52% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,028,399. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $2,070,020.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.5%

COMMON STOCK — 96.5%
Basic Materials — 1.4%
Chemicals — 1.4%
Huntsman Corp.	72,270	$1,867,456
Ingevity Corp. (a)	22,905	1,314,747

		3,182,203

Communications — 3.6%
Internet — 1.3%
CDW Corp.	44,400	2,776,332

Media — 0.8%
Scholastic Corp.	40,680	1,773,241

Telecommunications — 1.5%
Infinera Corp. (a)	161,960	1,728,113
NETGEAR, Inc. (a)	36,855	1,588,451

		3,316,564

		7,866,137

Consumer, Cyclical — 16.8%
Airlines — 1.2%
SkyWest, Inc.	73,040	2,563,704

Apparel — 0.7%
Crocs, Inc. (a)	196,660	1,516,248

Auto Parts & Equipment — 3.6%
Cooper-Standard Holding, Inc. (a)	13,117	1,323,112
Dana, Inc.	124,683	2,784,171
Lear Corp.	13,362	1,898,473
Tenneco, Inc.	33,471	1,935,628

		7,941,384

Distribution & Wholesale — 1.3%
Anixter International, Inc. (a)	37,290	2,916,078

Entertainment — 1.4%
Regal Entertainment Group Class A	152,600	3,122,196

Home Builders — 2.1%
CalAtlantic Group, Inc.	79,190	2,799,366
PulteGroup, Inc.	75,250	1,845,883

		4,645,249

Office Furnishings — 0.8%
Steelcase, Inc. Class A	121,270	1,697,780

Retail — 5.7%
Bloomin’ Brands, Inc.	126,160	2,678,377
Brinker International, Inc.	61,819	2,355,304
Burlington Stores, Inc. (a)	15,829	1,456,110
Caleres, Inc.	79,090	2,197,120
The Children’s Place, Inc.	14,492	1,479,633
The Michaels Cos., Inc. (a)	131,140	2,428,713

		12,595,257

		36,997,896

	Number of Shares	Value
Consumer, Non-cyclical — 11.4%
Beverages — 0.6%
Cott Corp.	90,947	$1,313,275

Commercial Services — 4.5%
ABM Industries, Inc.	38,950	1,617,204
Booz Allen Hamilton Holding Corp.	85,530	2,783,146
Quanta Services, Inc. (a)	71,438	2,351,739
Sotheby’s (a)	58,560	3,142,915

		9,895,004

Foods — 0.7%
Ingredion, Inc.	12,894	1,537,094

Health Care – Services — 5.6%
ICON PLC (a)	33,872	3,312,343
LifePoint Health, Inc. (a)	48,430	3,252,074
Molina Healthcare, Inc. (a)	41,310	2,857,826
WellCare Health Plans, Inc. (a)	16,810	3,018,404

		12,440,647

		25,186,020

Energy — 7.4%
Oil & Gas — 5.2%
Helmerich & Payne, Inc.	32,270	1,753,552
HollyFrontier Corp.	72,590	1,994,047
Oasis Petroleum, Inc. (a)	173,310	1,395,145
QEP Resources, Inc. (a)	227,540	2,298,154
SM Energy Co.	111,660	1,845,740
SRC Energy, Inc. (a)	318,360	2,142,563

		11,429,201

Oil & Gas Services — 2.2%
Helix Energy Solutions Group, Inc. (a)	85,030	479,569
Oil States International, Inc. (a)	54,820	1,488,363
RPC, Inc.	150,450	3,040,595

		5,008,527

		16,437,728

Financial — 23.3%
Banks — 10.7%
Associated Banc-Corp.	100,347	2,528,744
Comerica, Inc.	48,245	3,533,464
Fulton Financial Corp.	128,210	2,435,990
Huntington Bancshares, Inc.	265,745	3,592,872
Synovus Financial Corp.	63,950	2,829,148
Texas Capital Bancshares, Inc. (a)	28,950	2,240,730
Webster Financial Corp.	56,473	2,949,020
Zions Bancorp	80,025	3,513,898

		23,623,866

Diversified Financial Services — 0.6%
OneMain Holdings, Inc. (a)	52,990	1,303,024

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 8.1%
American Financial Group, Inc.	31,971	$3,176,958
Essent Group Ltd. (a)	89,270	3,315,488
First American Financial Corp.	59,560	2,661,736
The Hanover Insurance Group, Inc.	15,540	1,377,310
Reinsurance Group of America, Inc.	25,160	3,230,293
Selective Insurance Group, Inc.	38,080	1,905,904
Validus Holdings Ltd.	42,730	2,220,678

		17,888,367

Real Estate Investment Trusts (REITS) — 3.9%
Education Realty Trust, Inc.	73,970	2,866,338
Empire State Realty Trust, Inc. Class A	102,006	2,118,665
Gramercy Property Trust	119,778	3,558,604

		8,543,607

		51,358,864

Industrial — 17.5%
Aerospace & Defense — 1.1%
Esterline Technologies Corp. (a)	25,110	2,380,428

Electrical Components & Equipment — 1.0%
EnerSys	30,320	2,196,684

Electronics — 2.0%
Avnet, Inc.	62,940	2,447,107
Vishay Intertechnology, Inc.	118,556	1,968,030

		4,415,137

Engineering & Construction — 2.2%
AECOM (a)	79,673	2,575,828
Tutor Perini Corp. (a)	83,510	2,400,912

		4,976,740

Hand & Machine Tools — 1.4%
Regal Beloit Corp.	37,220	3,035,291

Machinery – Construction & Mining — 2.9%
Oshkosh Corp.	44,470	3,063,093
Terex Corp.	87,540	3,282,750

		6,345,843

Machinery – Diversified — 1.3%
SPX FLOW, Inc. (a)	77,970	2,875,534

Miscellaneous – Manufacturing — 1.2%
Trinseo SA	39,740	2,730,138

Packaging & Containers — 1.5%
Graphic Packaging Holding Co.	234,420	3,230,308

Transportation — 2.9%
Atlas Air Worldwide Holdings, Inc. (a)	39,030	2,035,415
Ryder System, Inc.	29,505	2,123,770
Werner Enterprises, Inc.	81,090	2,379,991

		6,539,176

		38,725,279

	Number of Shares	Value
Technology — 11.3%
Computers — 6.2%
Amdocs Ltd.	51,808	$3,339,544
Convergys Corp.	72,679	1,728,307
Genpact Ltd.	111,087	3,091,551
NCR Corp. (a)	77,429	3,162,200
VeriFone Systems, Inc. (a)	133,040	2,408,024

		13,729,626

Semiconductors — 3.8%
Cypress Semiconductor Corp.	225,200	3,073,980
Integrated Device Technology, Inc. (a)	84,520	2,179,771
Mellanox Technologies Ltd. (a)	29,760	1,288,608
Qorvo, Inc. (a)	31,343	1,984,639

		8,526,998

Software — 1.3%
Verint Systems, Inc. (a)	68,425	2,784,897

		25,041,521

Utilities — 3.8%
Electric — 3.3%
NorthWestern Corp.	32,660	1,992,913
PNM Resources, Inc.	75,203	2,876,515
Portland General Electric Co.	52,130	2,381,820

		7,251,248

Gas — 0.5%
Southwest Gas Holdings, Inc.	17,020	1,243,481

		8,494,729

TOTAL COMMON STOCK (Cost $178,842,933)		213,290,377

TOTAL EQUITIES (Cost $178,842,933)		213,290,377

TOTAL LONG-TERM INVESTMENTS (Cost $178,842,933)		213,290,377

	Principal Amount

SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (b)	$4,519,422	4,519,422

TOTAL SHORT-TERM INVESTMENTS (Cost $4,519,422)		4,519,422

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 98.6% (Cost $183,362,355) (c)	$217,809,799

Other Assets/(Liabilities) — 1.4%	3,131,125

NET ASSETS — 100.0%	$220,940,924

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $4,519,441. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $4,610,988.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 100.4%

BANK LOANS — 0.1%
Diversified Financial Services — 0.1%
AerCap Holdings N.V., A Deferred Principal 3.546% 10/06/23	$591,000	$592,573

TOTAL BANK LOANS (Cost $599,693)		592,573

Corporate Debt — 26.1%
Aerospace & Defense — 0.2%
United Technologies Corp. STEP 1.778% 5/04/18	1,000,000	1,001,283

Airlines — 0.6%
Continental Airlines Pass-Through Trust 7.250% 5/10/21	1,698,748	1,881,363
Northwest Airlines Pass-Through Trust 7.041% 10/01/23	379,336	435,288

		2,316,651

Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC 1.684% 9/08/17	750,000	750,187
Ford Motor Credit Co. LLC 2.145% 1/09/18	500,000	501,698
General Motors Financial Co., Inc. 2.350% 10/04/19	500,000	499,951
General Motors Financial Co., Inc. 4.750% 8/15/17	500,000	501,705

		2,253,541

Auto Parts & Equipment — 0.0%
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	93,000	94,395

Banks — 9.0%
American Express Centurion Bank 6.000% 9/13/17	750,000	756,126
Bank of America Corp. 5.650% 5/01/18	500,000	515,702
Bank of America Corp. 6.000% 9/01/17	500,000	503,440
Bank of America Corp. 6.875% 4/25/18	4,950,000	5,151,114
Bank of America Corp. 6.875% 11/15/18	750,000	799,028
Bank of America Corp. 7.625% 6/01/19	1,000,000	1,102,672
Citigroup, Inc. 1.550% 8/14/17	1,350,000	1,350,105
Citigroup, Inc. 1.800% 2/05/18	1,000,000	1,000,758

	Principal Amount	Value
Citigroup, Inc. 2.050% 12/07/18	$1,000,000	$1,001,487
Citigroup, Inc. 6.125% 5/15/18	2,720,000	2,820,341
Discover Bank 2.000% 2/21/18	1,500,000	1,501,843
The Goldman Sachs Group, Inc. 2.375% 1/22/18	1,000,000	1,004,436
The Goldman Sachs Group, Inc. 5.950% 1/18/18	2,100,000	2,146,931
The Goldman Sachs Group, Inc. 6.150% 4/01/18	1,860,000	1,919,687
The Goldman Sachs Group, Inc. 7.500% 2/15/19	1,000,000	1,084,703
HBOS PLC (a) 6.750% 5/21/18	1,100,000	1,144,143
JP Morgan Chase & Co. 3 mo. USD LIBOR + .550%, FRN 1.706% 4/25/18	700,000	702,337
JP Morgan Chase & Co. 2.950% 10/01/26	895,000	863,765
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.380%, VRN 3.540% 5/01/28	500,000	501,514
JP Morgan Chase & Co. 6.000% 1/15/18	1,000,000	1,022,468
JP Morgan Chase Bank NA 6.000% 10/01/17	500,000	505,125
Morgan Stanley 3 mo. USD LIBOR + .800%, FRN 1.982% 2/14/20	3,395,000	3,408,919
Morgan Stanley 3 mo. USD LIBOR + 1.280%, FRN 2.436% 4/25/18	1,000,000	1,008,709
Morgan Stanley 5.500% 7/24/20	250,000	272,953
Morgan Stanley 5.950% 12/28/17	500,000	510,203
Morgan Stanley 6.625% 4/01/18	895,000	926,781
Wells Fargo & Co. 3.000% 4/22/26	475,000	463,911
Wells Fargo & Co. 3.000% 10/23/26	345,000	335,946
Wells Fargo & Co. 3.550% 9/29/25	725,000	737,105
Wells Fargo & Co. 3 mo. USD LIBOR + 1.310%, VRN 3.584% 5/22/28	1,865,000	1,884,827
Wells Fargo Bank NA 2.150% 12/06/19	1,000,000	1,004,629

		37,951,708

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	$1,399,000	$1,441,348
Constellation Brands, Inc. 6.000% 5/01/22	325,000	370,933
DS Services of America, Inc. (a) 10.000% 9/01/21	236,000	250,160

		2,062,441

Biotechnology — 1.0%
Amgen, Inc. 4.400% 5/01/45	500,000	513,575
Baxalta, Inc. 2.875% 6/23/20	725,000	736,575
Celgene Corp. 5.000% 8/15/45	750,000	844,498
Gilead Sciences, Inc. 2.950% 3/01/27	1,125,000	1,091,857
Gilead Sciences, Inc. 3.250% 9/01/22	600,000	620,437
Gilead Sciences, Inc. 4.150% 3/01/47	445,000	447,075

		4,254,017

Chemicals — 0.1%
Axalta Coating Systems LLC (a) 4.875% 8/15/24	225,000	232,312
Valvoline, Inc. (a) 5.500% 7/15/24	200,000	211,500

		443,812

Commercial Services — 0.1%
CDK Global, Inc. (a) 4.875% 6/01/27	62,000	63,705
IHS Markit Ltd. (a) 5.000% 11/01/22	151,000	162,985

		226,690

Computers — 0.2%
Apple, Inc. 4.650% 2/23/46	850,000	952,783

Cosmetics & Personal Care — 0.0%
First Quality Finance Co., Inc. (a) 5.000% 7/01/25	80,000	81,600

Diversified Financial Services — 0.6%
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	700,000	696,271
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	780,000	848,943
International Lease Finance Corp. (a) 7.125% 9/01/18	1,000,000	1,058,347

		2,603,561

	Principal Amount	Value
Electric — 2.4%
Dominion Energy, Inc. (a) 1.875% 12/15/18	$1,000,000	$998,663
Duke Energy Carolinas LLC 4.000% 9/30/42	1,000,000	1,031,725
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	1,000,000	1,114,400
Emera US Finance LP 2.150% 6/15/19	1,068,000	1,067,007
Jersey Central Power & Light Co. (a) 4.700% 4/01/24	800,000	867,394
Jersey Central Power & Light Co. 6.400% 5/15/36	425,000	509,218
Kansas City Power & Light Co. 3.150% 3/15/23	500,000	504,356
LG&E & KU Energy LLC 4.375% 10/01/21	1,200,000	1,275,584
MidAmerican Energy Co. 4.800% 9/15/43	1,400,000	1,599,625
Southern California Edison Co. 3.600% 2/01/45	400,000	389,095
The Southern Co. 1.550% 7/01/18	750,000	748,026

		10,105,093

Entertainment — 0.1%
Churchill Downs, Inc. 5.375% 12/15/21	175,000	181,563
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	200,000	218,458

		400,021

Food Services — 0.0%
Aramark Services, Inc. 4.750% 6/01/26	158,000	163,925

Foods — 0.4%
Chobani LLC/Chobani Finance Corp., Inc. (a) 7.500% 4/15/25	105,000	110,906
Kraft Heinz Foods Co. 3.950% 7/15/25	500,000	514,135
Mondelez International Holdings Netherlands BV (a) 1.625% 10/28/19	1,195,000	1,183,773

		1,808,814

Gas — 0.3%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	1,095,000	1,288,584
Southern Co. Gas Capital Corp. 2.450% 10/01/23	100,000	97,012

		1,385,596

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.2%
Abbott Laboratories 4.900% 11/30/46	$600,000	$660,863

Health Care – Services — 1.5%
Aetna, Inc. 2.800% 6/15/23	485,000	484,159
Anthem, Inc. 3.125% 5/15/22	500,000	509,316
Anthem, Inc. 3.300% 1/15/23	530,000	540,548
Centene Corp. 4.750% 1/15/25	259,000	266,123
DaVita, Inc. 5.000% 5/01/25	88,000	88,220
HCA, Inc. 5.000% 3/15/24	700,000	741,125
Kaiser Foundation Hospitals 3.150% 5/01/27	1,000,000	1,000,629
Northwell Healthcare, Inc. 3.979% 11/01/46	585,000	558,286
Providence St. Joseph Health Obligated Group 2.746% 10/01/26	845,000	809,318
RWJ Barnabas Health, Inc. 3.949% 7/01/46	595,000	585,446
Tenet Healthcare Corp. 4.375% 10/01/21	75,000	76,125
Tenet Healthcare Corp. 4.500% 4/01/21	40,000	40,650
Tenet Healthcare Corp. (a) 4.625% 7/15/24	129,000	129,161
Tenet Healthcare Corp. 3 mo. USD LIBOR + 3.500%, FRN 4.746% 6/15/20	350,000	353,500
THC Escrow Corp. III (a) 4.625% 7/15/24	162,000	162,437
WellCare Health Plans, Inc. 5.250% 4/01/25	122,000	127,795

		6,472,838

Household Products & Wares — 0.1%
Central Garden & Pet Co. 6.125% 11/15/23	125,000	133,125
Spectrum Brands, Inc. 5.750% 7/15/25	85,000	91,171

		224,296

Insurance — 0.7%
Berkshire Hathaway Finance Corp. 4.300% 5/15/43	500,000	532,223
Berkshire Hathaway Finance Corp. 4.400% 5/15/42	750,000	816,820
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%, VRN (a) 5.454% 10/15/54	970,000	1,055,137

	Principal Amount	Value
New York Life Global Funding (a) 1.550% 11/02/18	$750,000	$748,702

		3,152,882

Media — 0.6%
Altice US Finance I Corp. (a) 5.375% 7/15/23	425,000	442,266
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.125% 5/01/27	85,000	86,912
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	875,000	932,283
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	200,000	240,043
CSC Holdings LLC (a) 5.500% 4/15/27	200,000	211,500
CSC Holdings LLC 8.625% 2/15/19	100,000	109,593
DISH DBS Corp. 5.875% 7/15/22	100,000	107,500
DISH DBS Corp. 6.750% 6/01/21	70,000	77,700
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	205,000	207,352
Virgin Media Secured Finance PLC (a) 5.250% 1/15/26	200,000	208,162

		2,623,311

Miscellaneous – Manufacturing — 0.2%
General Electric Co. 5.875% 1/14/38	244,000	315,767
Siemens Financieringsmaatschappij NV (a) 2.000% 9/15/23	550,000	528,442

		844,209

Oil & Gas — 0.2%
Canadian Natural Resources Ltd. 3.850% 6/01/27	171,000	169,614
Concho Resources, Inc. 5.500% 10/01/22	45,000	46,181
Diamondback Energy, Inc. (a) 4.750% 11/01/24	126,000	125,370
Gulfport Energy Corp. (a) 6.375% 5/15/25	47,000	46,295
Noble Energy, Inc. 5.250% 11/15/43	140,000	145,057
QEP Resources, Inc. 5.375% 10/01/22	78,000	75,075
Shell International Finance BV 4.375% 5/11/45	415,000	434,312

		1,041,904

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.4%
Amcor Finance USA, Inc. (a) 3.625% 4/28/26	$650,000	$650,083
Ball Corp. 4.375% 12/15/20	350,000	367,500
Graphic Packaging International, Inc. 4.125% 8/15/24	200,000	204,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	410,000	419,570
Sealed Air Corp. (a) 5.500% 9/15/25	190,000	207,575

		1,848,728

Pharmaceuticals — 0.7%
AbbVie, Inc. 1.800% 5/14/18	500,000	500,631
AbbVie, Inc. 3.600% 5/14/25	500,000	510,032
Actavis Funding SCS 3.800% 3/15/25	850,000	879,197
Shire Acquisitions Investments Ireland DAC 1.900% 9/23/19	500,000	497,678
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	400,000	339,496
Valeant Pharmaceuticals International, Inc. (a) 5.625% 12/01/21	100,000	90,250
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	100,000	84,625

		2,901,909

Pipelines — 0.8%
Cheniere Corpus Christi Holdings LLC (a) 5.125% 6/30/27	75,000	76,875
Energy Transfer LP 5.150% 3/15/45	400,000	388,630
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	1,000,000	1,096,785
Kinder Morgan Energy Partners LP 3.500% 9/01/23	567,000	571,692
Plains All American Pipeline LP/PAA Finance Corp. 4.650% 10/15/25	400,000	409,996
Rockies Express Pipeline LLC (a) 5.625% 4/15/20	155,000	164,687
Rockies Express Pipeline LLC (a) 6.000% 1/15/19	75,000	78,188

	Principal Amount	Value
Williams Partners LP 3.600% 3/15/22	$683,000	$697,792

		3,484,645

Real Estate Investment Trusts (REITS) — 2.5%
American Tower Corp. 4.500% 1/15/18	1,000,000	1,013,698
Equinix, Inc. 5.375% 5/15/27	129,000	137,546
HCP, Inc. 3.400% 2/01/25	1,000,000	984,696
HCP, Inc. 3.875% 8/15/24	500,000	509,739
Kimco Realty Corp. 4.300% 2/01/18	1,350,000	1,361,042
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	100,000	109,000
National Retail Properties, Inc. 6.875% 10/15/17	750,000	760,414
Realty Income Corp. 2.000% 1/31/18	750,000	750,733
SBA Communications Corp. 4.875% 9/01/24	193,000	196,378
Ventas Realty LP 3.500% 2/01/25	1,500,000	1,490,278
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 1.750% 9/15/17	1,550,000	1,549,992
Welltower, Inc. 4.000% 6/01/25	830,000	858,188
Welltower, Inc. 4.125% 4/01/19	750,000	772,371

		10,494,075

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (a) 4.250% 5/15/24	210,000	208,675
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a) 4.750% 6/01/27	210,000	214,463
Wal-Mart Stores, Inc. 4.000% 4/11/43	400,000	421,940
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	400,000	415,441
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	275,000	292,642

		1,553,161

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	200,000	210,600

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.3%
First Data Corp. (a) 5.000% 1/15/24	$193,000	$198,487
Microsoft Corp. 3.750% 2/12/45	635,000	631,108
Quintiles IMS, Inc. (a) 4.875% 5/15/23	175,000	179,156
Quintiles IMS, Inc. (a) 5.000% 10/15/26	200,000	206,250

		1,215,001

Telecommunications — 1.3%
AT&T, Inc. 3.600% 2/17/23	200,000	204,692
AT&T, Inc. 4.125% 2/17/26	500,000	512,635
AT&T, Inc. 4.750% 5/15/46	750,000	735,453
AT&T, Inc. 5.450% 3/01/47	1,030,000	1,108,821
Intelsat Jackson Holdings SA (a) (b) 9.750% 7/15/25	78,000	77,903
Level 3 Financing, Inc. 5.625% 2/01/23	175,000	182,000
Sprint Communications, Inc. (a) 9.000% 11/15/18	148,000	160,626
Verizon Communications, Inc. 4.522% 9/15/48	600,000	567,655
Verizon Communications, Inc. 4.862% 8/21/46	600,000	600,102
Verizon Communications, Inc. 5.150% 9/15/23	500,000	555,393
Verizon Communications, Inc. 5.250% 3/16/37	630,000	677,244

		5,382,524

Transportation — 0.1%
Burlington Northern Santa Fe LLC 4.150% 4/01/45	265,000	277,010

TOTAL CORPORATE DEBT (Cost $111,288,987)		110,493,887

MUNICIPAL OBLIGATIONS — 1.4%
Alabama Economic Settlement Authority 3.163% 9/15/25	1,000,000	1,015,220
City of New York NY 5.206% 10/01/31	750,000	870,953
Commonwealth of Massachusetts 4.910% 5/01/29	550,000	640,761
Los Angeles Community College District 6.750% 8/01/49	900,000	1,372,716

	Principal Amount	Value
New York City Water & Sewer System 5.882% 6/15/44	$315,000	$433,868
New York State Dormitory Authority 5.289% 3/15/33	750,000	881,490
State of California 7.950% 3/01/36	850,000	969,731

		6,184,739

TOTAL MUNICIPAL OBLIGATIONS (Cost $5,751,661)		6,184,739

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.1%
Automobile ABS — 0.1%
Honda Auto Receivables Owner Trust, Series 2015-4, Class A2 0.820% 7/23/18	133,455	133,379
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A 0.870% 11/15/18	176,809	176,708

		310,087

Commercial MBS — 1.7%
7 WTC Depositor LLC Trust, Series 2012-7WTC, Class A (a) 4.082% 3/13/31	79,313	79,565
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A (a) 2.959% 12/10/30	375,000	381,107
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A (a) 3.251% 5/10/35	340,000	348,998
COMM Mortgage Trust, Series 2013-WWP, Class A2 (a) 3.424% 3/10/31	390,000	403,861
COMM Mortgage Trust, Series 2016-787S, Class A (a) 3.545% 2/10/36	340,000	349,508
COMM Mortgage Trust, Series 2013-300P, Class A1 (a) 4.353% 8/10/30	325,000	352,622
GS Mortgage Securities Corp., Series 2012-ALOH, Class A (a) 3.551% 4/10/34	370,000	388,041
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A2 (a) 3.616% 11/15/43	782,772	787,109
Liberty Street Trust, Series 2016-225L, Class A (a) 3.597% 2/10/36	340,000	351,090
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 2.858% 11/15/45	1,780,000	1,806,380

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2015-420, Class A (a) 3.727% 10/11/50	$400,000	$417,339
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, VRN (a) 3.961% 1/13/32	330,000	349,285
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, VRN (a) 3.872% 1/05/43	370,000	366,162
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 (a) 4.393% 11/15/43	500,000	525,048

		6,906,115

Home Equity ABS — 1.2%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1, 1 mo. USD LIBOR + .410%, FRN 1.626% 12/25/35	1,314,283	1,319,189
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class M1 1.506% 8/25/36	2,400,000	2,295,239
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050%, FRN 2.266% 10/25/34	1,403,137	1,395,087

		5,009,515

Other ABS — 1.5%
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (a) 2.181% 7/20/26	330,000	329,990
Blue Hill CLO Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.338% 1/15/26	960,000	961,917
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3, VRN 4.856% 10/25/46	1,531,313	1,463,891
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M2, 1 mo. USD LIBOR + .470%, FRN 1.686% 7/25/35	710,973	706,011
Magnetite CLO Ltd., Series 2015-12A, Class AR, 3 mo. USD LIBOR + 1.330%, FRN (a) 2.488% 4/15/27	1,060,000	1,065,640
RAMP Trust, Series 2005-RS2, Class M2, 1 mo. USD LIBOR + .480%, FRN 1.696% 2/25/35	131,766	131,789

	Principal Amount	Value
Saxon Asset Securities Trust, Series 2005-1, Class M1, 1 mo. USD LIBOR + .690%, FRN 1.906% 5/25/35	$1,130,713	$1,126,398
Voya CLO Ltd., Series 2014-3A, Class A1, 3 mo. USD LIBOR + 1.420%, FRN (a) 2.576% 7/25/26	800,000	800,143

		6,585,779

Student Loans ABS — 5.1%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.916% 7/25/56	941,779	935,689
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200%, FRN 1.495% 3/28/35	1,500,000	1,416,804
Navient Student Loan Trust, Series 2015-1, Class A2, 1 mo. USD LIBOR + .600%, FRN 1.816% 4/25/40	1,100,000	1,095,432
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.266% 7/26/66	1,100,000	1,111,640
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + .590%, FRN (a) 1.806% 4/25/46	1,536,412	1,535,010
Nelnet Student Loan Trust, Series 2015-3A, Class A2, 1 mo. USD LIBOR + .600%, FRN (a) 1.816% 2/27/51	1,920,387	1,915,666
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A, 1 mo. USD LIBOR + .750%, FRN (a) 1.966% 11/25/42	1,382,715	1,379,961
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160%, FRN 1.406% 9/15/39	2,300,000	2,150,174
SLM Student Loan Trust, Series 2007-1, Class A5, 3 mo. USD LIBOR + .090%, FRN 1.246% 1/26/26	1,733,909	1,727,500
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 1.456% 1/25/41	189,507	172,212

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2007-6, Class A4, 3 mo. USD LIBOR + .380%, FRN 1.536% 10/25/24	$1,694,851	$1,685,537
SLM Student Loan Trust, Series 2003-10A, Class A3, 3 mo. LIBOR + .470%, FRN (a) 1.716% 12/15/27	1,279,725	1,278,267
SLM Student Loan Trust, Series 2011-1, Class A1, 1 mo. USD LIBOR + .520%, FRN 1.736% 3/25/26	826,039	828,852
SLM Student Loan Trust, Series 2012-2, Class A, 1 mo. USD LIBOR + .700%, FRN 1.916% 1/25/29	1,379,974	1,382,800
SLM Student Loan Trust, Series 2007-6, Class B, 3 mo. USD LIBOR + .850%, FRN 2.006% 4/27/43	535,380	507,300
SLM Student Loan Trust, Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500%, FRN 2.656% 4/25/23	1,320,544	1,348,480
SLM Student Loan Trust, Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850%, FRN 3.006% 7/25/73	700,000	688,570
SLM Student Loan Trust, Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250%, FRN 3.406% 10/25/83	680,000	687,827

		21,847,721

WL Collateral CMO — 4.5%
Banc of America Funding Trust, Series 2016-R1, Class A1, VRN (a) 2.500% 3/25/40	1,879,248	1,901,082
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4, VRN 3.328% 3/25/37	753,290	720,445
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%, FRN 2.930% 10/25/35	923,407	938,908
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, VRN 2.987% 11/25/35	1,261,079	1,228,708
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520%, FRN 1.736% 4/25/35	1,558,026	1,454,137

	Principal Amount	Value
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + .270%, FRN 1.486% 10/25/36	$2,421,998	$1,634,185
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, VRN 3.285% 10/25/35	1,478,921	1,281,763
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840%, FRN (a) 1.532% 11/26/46	1,330,279	1,284,591
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. LIBOR + 1.070%, FRN 2.094% 2/25/35	2,477,935	2,398,457
Nomura Resecuritization Trust, Series 2015-1R, Class 6A1, 1 mo. USD LIBOR + .210%, FRN (a) 1.283% 5/26/47	833,897	821,811
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .290%, FRN 1.506% 10/25/45	1,308,622	1,287,121
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .330%, FRN 1.546% 1/25/45	1,246,436	1,205,226
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1 Class 3A2 5.750% 2/25/36	1,319,542	1,266,589
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A6, VRN 3.111% 1/25/35	323,945	336,474
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 3A1, VRN 3.174% 4/25/36	1,242,749	1,239,895

		18,999,392

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,257,276)		59,658,609

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 32.0%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp. REMICS Series 4639, Class HZ STEP 1.750% 4/15/53	$1,376,987	$1,275,132
Freddie Mac Multifamily Structured Pass Through Certificates Series S8FX, Class A2 3.291% 3/25/27	1,775,000	1,823,657

		3,098,789

Pass-Through Securities — 31.3%
Federal Home Loan Mortgage Corp.
Pool #G18622 2.500% 12/01/31	1,063,768	1,071,206
Pool #G18626 2.500% 1/01/32	1,026,447	1,033,624
Pool #G18592 3.000% 3/01/31	720,264	740,493
Pool #G18627 3.000% 1/01/32	2,089,062	2,147,082
Pool #G08710 3.000% 6/01/46	441,728	441,227
Pool #G08715 3.000% 8/01/46	3,367,790	3,363,975
Pool #G08726 3.000% 10/01/46	3,220,593	3,216,945
Pool #G08732 3.000% 11/01/46	1,127,817	1,126,539
Pool #G08737 3.000% 12/01/46	403,985	403,527
Pool #G08741 3.000% 1/01/47	2,767,995	2,764,859
Pool #G08747 3.000% 2/01/47	790,821	789,925
Pool #G07848 3.500% 4/01/44	2,997,725	3,108,734
Pool #G60023 3.500% 4/01/45	3,096,384	3,204,757
Pool #G08698 3.500% 3/01/46	4,349,553	4,471,204
Pool #G08702 3.500% 4/01/46	1,228,227	1,262,579
Pool #G08706 3.500% 5/01/46	538,718	553,785
Pool #G08711 3.500% 6/01/46	1,859,301	1,911,303
Pool #G08716 3.500% 8/01/46	2,582,872	2,655,112
Pool #G67700 3.500% 8/01/46	934,156	964,954

	Principal Amount	Value
Pool #G08722 3.500% 9/01/46	$517,934	$532,420
Pool #G08742 3.500% 1/01/47	1,753,324	1,802,636
Pool #G08757 3.500% 4/01/47	597,786	614,645
Pool #G08677 4.000% 11/01/45	1,629,202	1,714,289
Pool #G60344 4.000% 12/01/45	2,093,216	2,224,778
Pool #G08707 4.000% 5/01/46	2,094,346	2,202,418
Federal Home Loan Mortgage Corp. TBA (b)
Pool #5992 4.000% 9/01/43	1,000,000	1,049,375
Federal National Mortgage Association
Pool #AM0359 2.310% 8/01/22	500,000	499,989
Pool #AM0992 2.340% 11/01/22	820,000	818,401
Pool #AM1402 2.420% 11/01/22	945,000	946,993
Pool #MA2740 2.500% 9/01/26	1,737,110	1,757,670
Pool #AM0827 2.600% 11/01/22	988,670	1,001,261
Pool #AM2808 2.700% 3/01/23	375,000	380,309
Pool #AN1089 2.740% 3/01/26	690,000	686,560
Pool #AL6829 2.964% 5/01/27	1,361,872	1,373,021
Pool #MA2915 3.000% 2/01/27	1,110,170	1,142,912
Pool #MA1607 3.000% 10/01/33	853,786	872,429
Pool #AM9188 3.120% 6/01/35	780,000	766,084
Pool #FN0039 3.201% 9/01/27	824,457	844,501
Pool #AN4431 3.220% 1/01/27	805,000	825,027
Pool #AM9623 3.340% 7/01/30	755,000	772,281
Pool #AB4262 3.500% 1/01/32	899,317	937,994
Pool #MA1512 3.500% 7/01/33	411,088	428,768
Pool #MA1148 3.500% 8/01/42	2,851,555	2,940,332
Pool #469621 3.650% 11/01/21	1,579,940	1,666,943

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AM4109 3.850% 8/01/25	$419,750	$448,930
Pool #AM4108 3.850% 8/01/25	377,304	403,533
Pool #466960 3.890% 12/01/20	1,128,760	1,191,227
Pool #466919 3.930% 1/01/21	1,463,967	1,548,570
Pool #AM4236 3.940% 8/01/25	625,154	672,094
Pool #468551 3.980% 7/01/21	1,230,000	1,311,642
Pool #931504 4.500% 7/01/39	120,796	130,969
Pool #986268 5.000% 7/01/38	2,087	2,289
Pool #AD6374 5.000% 5/01/40	38,904	42,662
Pool #AI2733 5.000% 5/01/41	279,134	306,098
Pool #977014 5.500% 5/01/38	44,895	50,455
Pool #985524 5.500% 6/01/38	41,558	46,418
Pool #988578 5.500% 8/01/38	278,343	310,896
Pool #995482 5.500% 1/01/39	200,851	225,722
Federal National Mortgage Association TBA
Pool #515 3.000% 5/01/44 (b)	2,090,000	2,087,224
Pool #1127 3.500% 4/01/44 (b)	2,725,000	2,798,234
Pool #6447 4.000% 9/01/43 (b)	10,440,000	10,972,603
Pool #9730 4.500% 4/01/41 (b)	17,460,000	18,702,661
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	2,882,854	2,915,399
Pool #MA3521 3.500% 3/20/46	1,273,544	1,321,402
Pool #MA3597 3.500% 4/20/46	820,287	850,599
Pool #MA3663 3.500% 5/20/46	591,499	613,357
Pool #MA3736 3.500% 6/20/46	1,151,118	1,193,656
Pool #MA3937 3.500% 9/20/46	466,194	483,203

	Principal Amount	Value
Pool #MA4127 3.500% 12/20/46	$1,557,225	$1,614,769
Pool #MA4262 3.500% 2/20/47	1,813,742	1,880,907
Pool #MA4382 3.500% 4/20/47	492,581	510,861
Government National Mortgage Association II TBA
Pool #24 3.000% 2/01/45 (b)	2,020,000	2,040,989
Pool #471 3.500% 12/01/44 (b)	3,405,000	3,526,303
Pool #1767 4.000% 6/01/44 (b)	5,385,000	5,665,609
Pool #1207 4.500% 10/01/41 (b)	4,540,000	4,823,750

		132,726,897

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $135,216,618)		135,825,686

U.S. TREASURY OBLIGATIONS — 26.7%
U.S. Treasury Bonds & Notes — 26.7%
U.S. Treasury Bond 3.000% 5/15/47	16,570,000	17,103,347
U.S. Treasury Inflation Index 0.125% 4/15/21	2,104,484	2,101,279
U.S. Treasury Inflation Index 0.125% 4/15/22	1,040,548	1,035,582
U.S. Treasury Inflation Index 0.125% 7/15/26	3,789,374	3,655,105
U.S. Treasury Inflation Index 0.375% 1/15/27	1,629,594	1,600,488
U.S. Treasury Inflation Index 0.875% 2/15/47	4,400,920	4,270,816
U.S. Treasury Note 0.750% 10/31/17	6,115,000	6,107,237
U.S. Treasury Note 1.000% 12/31/17	3,475,000	3,471,919
U.S. Treasury Note 1.250% 4/30/19	2,085,000	2,080,146
U.S. Treasury Note 1.250% 5/31/19	3,295,000	3,287,277
U.S. Treasury Note 1.500% 1/31/22	5,115,000	5,037,076
U.S. Treasury Note 1.750% 5/31/22	22,440,000	22,307,288
U.S. Treasury Note 1.750% 6/30/22	27,185,000	27,005,432
U.S. Treasury Note 1.875% 4/30/22	4,345,000	4,344,457

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.375% 5/15/27	$9,575,000	$9,636,339

		113,043,788

TOTAL U.S. TREASURY OBLIGATIONS (Cost $113,075,124)		113,043,788

TOTAL BONDS & NOTES (Cost $424,189,359)		425,799,282

TOTAL LONG-TERM INVESTMENTS (Cost $424,189,359)		425,799,282

SHORT-TERM INVESTMENTS — 12.2%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (c)	7,602,651	7,602,651

Sovereign Debt Obligations — 3.8%
Japan Treasury Discount Bill JPY (d) 0.000% 7/18/17	70,000,000	622,382
Japan Treasury Discount Bill JPY (d) 0.000% 8/07/17	720,000,000	6,401,916
Japan Treasury Discount Bill JPY (d) 0.000% 9/25/17	1,020,000,000	9,070,577

		16,094,875

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	7,565	7,565

U.S. Treasury Bill — 6.6%
U.S. Treasury Bill 0.000% 8/03/17	3,005,000	3,002,794
U.S. Treasury Bill 0.000% 8/03/17	3,060,000	3,057,754
U.S. Treasury Bill 0.000% 8/03/17	2,425,000	2,423,220
U.S. Treasury Bill 0.000% 8/10/17	4,575,000	4,570,791
U.S. Treasury Bill 0.000% 8/17/17	9,380,000	9,369,401
U.S. Treasury Bill 0.000% 8/31/17	5,180,000	5,172,168
U.S. Treasury Bill (e) 0.000% 9/07/17	240,000	239,582
U.S. Treasury Bill (e) 0.000% 9/07/17	22,000	21,962

	Principal Amount	Value
U.S. Treasury Bill (e) 0.000% 9/07/17	$10,000	$9,982

		27,867,654

TOTAL SHORT-TERM INVESTMENTS (Cost $51,732,156)		51,572,745

TOTAL INVESTMENTS — 112.6% (Cost $475,921,515) (f)		477,372,027

Other Assets/(Liabilities) — (12.6)%		(53,551,443)

NET ASSETS — 100.0%		$423,820,584

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $37,647,482 or 8.88% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Maturity value of $7,602,682. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $7,756,279.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Assets:
Investments, at value (Note 2) (a)	$350,321,404	$496,657,677
Repurchase agreements, at value (Note 2) (b)	2,413,487	9,347,713
Other short-term investments, at value (Note 2) (c)	-	-

Total investments (d)	352,734,891	506,005,390

Foreign currency, at value (e)	14,868	141,791
Receivables from:
Investments sold	1,252,529	780,553
Fund shares sold	110,846	1,688,971
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	160,213	802,460
Foreign taxes withheld	803	1,544

Total assets	354,274,150	509,420,709

Liabilities:
Payables for:
Investments purchased	1,471,243	667,298
Fund shares repurchased	851,053	118,672
Securities on loan (Note 2)	-	-
Trustees’ fees and expenses (Note 3)	52,751	79,727
Affiliates (Note 3):
Investment advisory fees	221,251	312,414
Administration fees	-	-
Service fees	35,809	48,552
Due to custodian	-	-
Accrued expense and other liabilities	50,997	43,813

Total liabilities	2,683,104	1,270,476

Net assets	$351,591,046	$508,150,233

Net assets consist of:
Paid-in capital	$139,247,821	$333,971,894
Undistributed (accumulated) net investment income (loss)	(12,203)	15,629,427
Accumulated net realized gain (loss) on investments and foreign currency transactions	80,612,284	53,071,708
Net unrealized appreciation (depreciation) on investments and foreign currency translations	131,743,144	105,477,204

Net assets	$351,591,046	$508,150,233

(a) Cost of investments:	$218,578,265	$391,185,425
(b) Cost of repurchase agreements:	$2,413,487	$9,347,713
(c) Cost of other short-term investments:	$-	$-
(d) Securities on loan with market value of:	$-	$-
(e) Cost of foreign currency:	$14,874	$138,550

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$690,404,828	$68,935,311	$382,256,577	$142,687,472	$224,453,011
4,406,159	690,835	11,135,466	-	4,133,071
1,257,743	-	69,260	-	15,612

696,068,730	69,626,146	393,461,303	142,687,472	228,601,694

-	-	27,847	-	-

-	1,734,575	-	569,595	-
12,461	35,542	22,805	47,849	53,825
2,348	-	-	-	-
689,935	90,660	860,324	60,335	267,764
-	-	662,887	-	53,752

696,773,474	71,486,923	395,035,166	143,365,251	228,977,035

295,145	773,866	8,279	527,961	-
75,225	46,773	3,134,601	59,611	63,997
-	-	3,983,411	-	-
99,796	16,105	57,549	20,724	25,459

54,247	40,909	287,158	76,246	112,791
50,936	8,766	-	18,447	28,198
28,342	5,183	6,674	3,221	6,713
-	-	-	4,011	-
57,159	27,694	145,873	35,581	34,526

660,850	919,296	7,623,545	745,802	271,684

$696,112,624	$70,567,627	$387,411,621	$142,619,449	$228,705,351

$409,782,212	$17,400,327	$352,011,071	$83,497,204	$143,917,587
14,621,979	2,923,085	12,844,288	1,938,530	6,164,582
16,712,358	48,083,498	(20,641,954)	31,502,932	28,338,711
254,996,075	2,160,717	43,198,216	25,680,783	50,284,471

$696,112,624	$70,567,627	$387,411,621	$142,619,449	$228,705,351

$435,386,020	$66,774,932	$339,001,827	$117,006,946	$174,170,236
$4,406,159	$690,835	$11,135,466	$-	$4,133,071
$1,257,961	$-	$69,260	$-	$15,612
$-	$-	$3,799,150	$-	$-
$-	$-	$27,763	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Initial Class shares:
Net assets	$291,324,442	$428,706,871

Shares outstanding (a)	17,489,314	34,460,411

Net asset value, offering price and redemption price per share	$16.66	$12.44

Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class II shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class III shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class shares:
Net assets	$60,266,604	$79,443,362

Shares outstanding (a)	3,716,397	6,452,600

Net asset value, offering price and redemption price per share	$16.22	$12.31

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$-	$-	$376,685,952	$-	$-

-	-	35,294,491	-	-

$-	$-	$10.67	$-	$-

$64,775,634	$-	$-	$-	$-

2,237,610	-	-	-	-

$28.95	$-	$-	$-	$-

$189,116,843	$61,827,399	$-	$137,198,415	$217,517,643

6,523,113	4,175,836	-	10,572,402	13,937,702

$28.99	$14.81	$-	$12.98	$15.61

$396,671,869	$-	$-	$-	$-

13,693,921	-	-	-	-

$28.97	$-	$-	$-	$-

$-	$-	$10,725,669	$-	$-

-	-	1,012,442	-	-

$-	$-	$10.59	$-	$-

$45,548,278	$8,740,228	$-	$5,421,034	$11,187,708

1,617,811	595,450	-	423,197	726,321

$28.15	$14.68	$-	$12.81	$15.40

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Assets:
Investments, at value (Note 2) (a)	$243,306,159	$132,919,880
Repurchase agreements, at value (Note 2) (b)	1,254,324	1,843,582
Other short-term investments, at value (Note 2) (c)	14,892	9,449

Total investments (d)	244,575,375	134,772,911

Cash	-	-
Foreign currency, at value (e)	54,559	64
Receivables from:
Investments sold	249,861	-
Investment adviser (Note 3)	-	-
Fund shares sold	51,947	17,381
Interest and dividends	333,911	112,160
Foreign taxes withheld	400,159	-

Total assets	245,665,812	134,902,516

Liabilities:
Payables for:
Investments purchased	637,898	-
Written options outstanding, at value (Note 2) (f)	-	-
Open forward foreign currency contracts (Note 2)	-	-
Fund shares repurchased	269,898	110,143
Securities on loan (Note 2)	1,772,097	-
Trustees’ fees and expenses (Note 3)	24,689	27,975
Affiliates (Note 3):
Investment advisory fees	122,367	55,802
Administration fees	30,592	-
Service fees	8,858	16,162
Accrued expense and other liabilities	64,143	28,242

Total liabilities	2,930,542	238,324

Net assets	$242,735,270	$134,664,192

Net assets consist of:
Paid-in capital	$152,964,098	$97,440,817
Undistributed (accumulated) net investment income (loss)	4,733,530	1,928,282
Accumulated net realized gain (loss) on investments and foreign currency transactions	35,949,086	(9,066,754)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	49,088,556	44,361,847

Net assets	$242,735,270	$134,664,192

(a) Cost of investments:	$194,211,447	$88,558,033
(b) Cost of repurchase agreements:	$1,254,324	$1,843,582
(c) Cost of other short-term investments:	$14,892	$9,449
(d) Securities on loan with market value of:	$1,731,370	$-
(e) Cost of foreign currency:	$54,691	$63
(f) Premiums on written options:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$288,796,894	$173,194,299	$110,105,893	$183,880,895	$457,982,588
13,960,762	6,354,403	1,254,808	2,829,792	20,599,977
56,195	-	1,244	1,088	-

302,813,851	179,548,702	111,361,945	186,711,775	478,582,565

-	24,432	-	-	-
2,089	200	-	18,347	18,947

499,789	858,475	613,528	-	3,000,001
-	11,649	-	-	-
76,307	43,047	48,496	1,376,966	65,220
573,566	249,917	72,867	183,669	226,755
-	428,870	11,826	-	1,718

303,965,602	181,165,292	112,108,662	188,290,757	481,895,206

524,860	1,112,116	-	-	1,905,111
-	-	-	2,268,301	-
-	84,873	-	-	-
74,543	29,499	125,887	32,610	1,150,869
-	-	-	-	20,133,473
32,581	9,897	25,682	48,786	60,021

161,816	117,834	60,701	114,352	292,720
-	22,094	-	-	-
13,907	1,027	2,865	20,775	49,644
39,960	62,053	21,959	72,261	53,627

847,667	1,439,393	237,094	2,557,085	23,645,465

$303,117,935	$179,725,899	$111,871,568	$185,733,672	$458,249,741

$207,400,515	$166,046,336	$57,544,409	$151,383,596	$249,802,416
7,703,485	5,345,383	807,338	3,329,683	(316,571)
33,555,939	(12,959,762)	30,287,397	(9,127,647)	76,237,755
54,457,996	21,293,942	23,232,424	40,148,040	132,526,141

$303,117,935	$179,725,899	$111,871,568	$185,733,672	$458,249,741

$234,340,553	$151,812,792	$86,873,469	$144,105,611	$325,456,369
$13,960,762	$6,354,403	$1,254,808	$2,829,792	$20,599,977
$56,195	$-	$1,244	$1,088	$-
$-	$-	$-	$-	$19,641,695
$2,063	$200	$-	$18,250	$18,926
$-	$-	$-	$2,640,960	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Initial Class shares:
Net assets	$-	$107,898,603

Shares outstanding (a)	-	6,783,638

Net asset value, offering price and redemption price per share	$-	$15.91

Class I shares:
Net assets	$210,865,070	$-

Shares outstanding (a)	15,777,545	-

Net asset value, offering price and redemption price per share	$13.36	$-

Class II shares:
Net assets	$17,383,085	$-

Shares outstanding (a)	1,277,852	-

Net asset value, offering price and redemption price per share	$13.60	$-

Service Class shares:
Net assets	$-	$26,765,589

Shares outstanding (a)	-	1,695,268

Net asset value, offering price and redemption price per share	$-	$15.79

Service Class I shares:
Net assets	$14,487,115	$-

Shares outstanding (a)	1,095,440	-

Net asset value, offering price and redemption price per share	$13.22	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$280,109,429	$-	$106,894,423	$152,192,893	$376,190,342

22,197,464	-	8,513,352	12,415,753	22,857,890

$12.62	$-	$12.56	$12.26	$16.46

$-	$-	$-	$-	$-

-	-	-	-	-

$-	$-	$-	$-	$-

$-	$177,677,817	$-	$-	$-

-	16,289,987	-	-	-

$-	$10.91	$-	$-	$-

$23,008,506	$-	$4,977,145	$33,540,779	$82,059,399

1,843,669	-	405,490	2,762,133	5,136,195

$12.48	$-	$12.27	$12.14	$15.98

$-	$2,048,082	$-	$-	$-

-	188,766	-	-	-

$-	$10.85	$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund
Assets:
Investments, at value (Note 2) (a)	$462,597,288	$250,977,467
Repurchase agreements, at value (Note 2) (b)	13,523,450	2,697,827
Other short-term investments, at value (Note 2) (c)	27,991	-

Total investments (d)	476,148,729	253,675,294

Foreign currency, at value (e)	1	11
Receivables from:
Investments sold	3,476,726	1,209,249
Investments sold on a when-issued basis (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	22,737	-
Investment adviser (Note 3)	-	-
Fund shares sold	2,847,742	14,399
Collateral pledged for open derivative instruments (Note 2)	-	-
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	723,611	168,836

Total assets	483,219,546	255,067,789

Liabilities:
Payables for:
Investments purchased	7,362,570	2,350,594
Open forward foreign currency contracts (Note 2)	226,141	-
Investments purchased on a when-issued basis (Note 2)	-	-
Fund shares repurchased	429,765	1,518,911
Securities on loan (Note 2)	-	41,975,690
Trustees’ fees and expenses (Note 3)	73,051	47,160
Variation margin on open derivative instruments (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	326,137	179,701
Administration fees	-	-
Service fees	28,764	8,753
Accrued expense and other liabilities	58,157	38,455

Total liabilities	8,504,585	46,119,264

Net assets	$474,714,961	$208,948,525

Net assets consist of:
Paid-in capital	$357,165,548	$161,229,536
Undistributed (accumulated) net investment income (loss)	9,990,705	(131,846)
Accumulated net realized gain (loss) on investments and foreign currency transactions	47,851,203	17,613,789
Net unrealized appreciation (depreciation) on investments and foreign currency translations	59,707,505	30,237,046

Net assets	$474,714,961	$208,948,525

(a) Cost of investments:	$402,687,469	$220,740,370
(b) Cost of repurchase agreements:	$13,523,450	$2,697,827
(c) Cost of other short-term investments:	$27,991	$-
(d) Securities on loan with market value of:	$-	$40,957,338
(e) Cost of foreign currency:	$1	$11

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$107,145,274	$213,290,377	$425,799,282
2,028,391	4,519,422	7,602,651
-	-	43,970,094

109,173,665	217,809,799	477,372,027

-	-	1

-	-	1,144,199
-	-	21,508,960
-	-	204,626
-	-	5,592
47,187	3,332,635	134,874
-	-	9,488
-	-	794
80,252	242,216	1,804,352

109,301,104	221,384,650	502,184,913

10,040	151,354	4,438,076
-	-	-
-	-	73,473,450
38,622	75,595	88,556
5,875,061	-	-
13,532	35,088	42,201
-	-	26,845

68,092	134,238	140,048
12,767	-	52,518
10,436	12,328	12,176
23,652	35,123	90,459

6,052,202	443,726	78,364,329

$103,248,902	$220,940,924	$423,820,584

$60,248,343	$162,393,927	$413,164,518
820,966	1,507,158	12,104,119
13,860,888	22,592,395	(3,027,885)
28,318,705	34,447,444	1,579,832

$103,248,902	$220,940,924	$423,820,584

$78,826,569	$178,842,933	$424,189,359
$2,028,391	$4,519,422	$7,602,651
$-	$-	$44,129,505
$5,702,115	$-	$-
$-	$-	$1

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund
Initial Class shares:
Net assets	$427,891,395	$194,427,680

Shares outstanding (a)	34,856,039	13,798,328

Net asset value, offering price and redemption price per share	$12.28	$14.09

Class II shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class shares:
Net assets	$46,823,566	$14,520,845

Shares outstanding (a)	3,872,591	1,078,416

Net asset value, offering price and redemption price per share	$12.09	$13.46

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$-	$200,933,621	$-

-	14,957,729	-

$-	$13.43	$-

$86,009,448	$-	$403,994,892

4,923,046	-	38,569,030

$17.47	$-	$10.47

$-	$20,007,303	$-

-	1,504,148	-

$-	$13.30	$-

$17,239,454	$-	$19,825,692

1,011,313	-	1,911,641

$17.05	$-	$10.37

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Investment income (Note 2):
Dividends (a)	$1,540,526	$6,699,849
Interest	703	38,499
Securities lending net income	-	-

Total investment income	1,541,229	6,738,348

Expenses (Note 3):
Investment advisory fees	1,375,800	1,818,476
Custody fees	26,061	28,678
Audit fees	17,977	17,692
Legal fees	1,817	2,126
Proxy fees	485	485
Shareholder reporting fees	19,927	24,644
Trustees’ fees	10,706	12,952

	1,452,773	1,905,053
Administration fees:
Class I	-	-
Class II	-	-
Service Class I	-	-
Service fees:
Service Class	67,488	95,506
Service Class I	-	-

Total expenses	1,520,261	2,000,559
Expenses waived (Note 3):
Initial Class advisory fees waived	-	(61,294)
Service Class advisory fees waived	-	(11,460)

Net expenses	1,520,261	1,927,805

Net investment income (loss)	20,968	4,810,543

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	50,110,626	21,353,026
Futures contracts	-	-
Foreign currency transactions	104	2,182

Net realized gain (loss)	50,110,730	21,355,208

Net change in unrealized appreciation (depreciation) on:
Investment transactions	15,462,183	238,420
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	(27)	4,632

Net change in unrealized appreciation (depreciation)	15,462,156	243,052

Net realized gain (loss) and change in unrealized appreciation (depreciation)	65,572,886	21,598,260

Net increase (decrease) in net assets resulting from operations	$65,593,854	$26,408,803

(a) Net of foreign withholding tax of:	$1,706	$75,777
* Net Increase (decrease) in accrued foreign capital gains tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$6,700,116	$1,809,983	$7,181,079	$1,247,097	$2,863,314
3,895	555	936	24	836
-	-	82,401	-	-

6,704,011	1,810,538	7,264,416	1,247,121	2,864,150

312,575	369,319	1,666,045	498,953	666,585
44,801	6,914	88,739	22,048	15,460
18,037	17,563	20,634	17,577	17,595
2,067	683	1,590	821	1,080
485	485	485	485	485
30,440	7,673	18,883	9,430	12,720
14,691	3,852	10,303	4,791	6,314

423,096	406,489	1,806,679	554,105	720,239

98,935	-	-	-	-
137,935	73,283	-	117,079	158,933
66,188	5,857	-	3,635	7,713

-	-	13,130	-	-
55,157	9,760	-	6,058	12,855

781,311	495,389	1,819,809	680,877	899,740

-	-	-	-	-
-	-	-	-	-

781,311	495,389	1,819,809	680,877	899,740

5,922,700	1,315,149	5,444,607	566,244	1,964,410

3,591,118	35,507,382	(26,446)	17,609,524	12,360,618
1,149,314	-	-	-	-
-	(6)	(59,195)	3	726

4,740,432	35,507,376	(85,641)	17,609,527	12,361,344

45,699,495	(24,049,503)	40,654,589 *	3,087,149	(1,355,077)
101,603	-	-	-	-
-	338	37,313	257	5,697

45,801,098	(24,049,165)	40,691,902	3,087,406	(1,349,380)

50,541,530	11,458,211	40,606,261	20,696,933	11,011,964

$56,464,230	$12,773,360	$46,050,868	$21,263,177	$12,976,374

$-	$1,388	$800,231	$527	$31,232
$-	$-	$(58,919)	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Investment income (Note 2):
Dividends (a)	$2,957,061	$1,064,329
Interest	251	274
Securities lending net income	10,769	-

Total investment income	2,968,081	1,064,603

Expenses (Note 3):
Investment advisory fees	744,755	328,026
Custody fees	47,663	8,997
Audit fees	21,876	17,560
Legal fees	1,151	564
Proxy fees	485	485
Shareholder reporting fees	13,390	7,323
Trustees’ fees	6,826	3,478

	836,146	366,433
Administration fees:
Class I	163,635	-
Class II	12,408	-
Service Class I	10,145	-
Service fees:
Service Class	-	31,287
Service Class I	16,909	-

Total expenses	1,039,243	397,720
Expenses waived (Note 3):
Class II fees reimbursed by adviser	-	-
Service Class I fees reimbursed by adviser	-	-

Net expenses	1,039,243	397,720

Net investment income (loss)	1,928,838	666,883

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	17,737,122	5,307,170
Written options	-	-
Foreign currency transactions	(16,345)	110

Net realized gain (loss)	17,720,777	5,307,280

Net change in unrealized appreciation (depreciation) on:
Investment transactions	17,111,253 *	9,006,823
Written options	-	-
Translation of assets and liabilities in foreign currencies	24,835	-

Net change in unrealized appreciation (depreciation)	17,136,088	9,006,823

Net realized gain (loss) and change in unrealized appreciation (depreciation)	34,856,865	14,314,103

Net increase (decrease) in net assets resulting from operations	$36,785,703	$14,980,986

(a) Net of foreign withholding tax of:	$206,646	$13,580
* Net Increase (decrease) in accrued foreign capital gains tax of:	$(9,102)	$-

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$3,745,250	$3,587,868	$826,449	$1,888,925	$1,637,796
2,180	-	167	578	13,986
-	36,008	-	-	72,667

3,747,430	3,623,876	826,616	1,889,503	1,724,449

919,111	661,184	356,454	688,165	1,707,514
23,315	84,253	7,651	100,328	29,563
17,929	18,684	17,565	17,586	17,993
1,171	740	851	861	1,954
485	485	485	485	485
15,013	8,774	6,025	9,521	22,404
7,378	4,390	3,982	5,079	11,836

984,402	778,510	393,013	822,025	1,791,749

-	-	-	-	-
-	122,929	-	-	-
-	1,044	-	-	-

26,992	-	5,278	41,019	95,904
-	1,739	-	-	-

1,011,394	904,222	398,291	863,044	1,887,653

-	(75,360)	-	-	-
-	(652)	-	-	-

1,011,394	828,210	398,291	863,044	1,887,653

2,736,036	2,795,666	428,325	1,026,459	(163,204)

12,964,922	3,644,075	2,715,082	886,792	32,284,492
-	-	-	(5,503,331)	-
7,813	238,662	-	-	(249)

12,972,735	3,882,737	2,715,082	(4,616,539)	32,284,243

1,878,278	19,153,745	15,166,672	10,993,334	28,521,972
-	-	-	597,638	-
1,829	(334,765)	-	626	(92)

1,880,107	18,818,980	15,166,672	11,591,598	28,521,880

14,852,842	22,701,717	17,881,754	6,975,059	60,806,123

$17,588,878	$25,497,383	$18,310,079	$8,001,518	$60,642,919

$122,719	$385,493	$36,140	$-	$11,853
$-	$-	$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund
Investment income (Note 2):
Dividends (a)	$4,693,906	$921,795
Interest	1,890	522
Securities lending net income	-	57,074

Total investment income	4,695,796	979,391

Expenses (Note 3):
Investment advisory fees	1,972,536	1,067,672
Custody fees	32,206	17,454
Audit fees	18,006	18,832
Legal fees	2,165	903
Proxy fees	485	485
Shareholder reporting fees	24,764	10,881
Trustees’ fees	12,921	5,585

	2,063,083	1,121,812
Administration fees:
Class II	-	-
Service Class I	-	-
Service fees:
Service Class	56,139	16,978
Service Class I	-	-

Total expenses	2,119,222	1,138,790
Expenses waived (Note 3):
Class II fees reimbursed by adviser	-	-
Service Class I fees reimbursed by adviser	-	-
Class II advisory fees waived	-	-
Service Class I advisory fees waived	-	-

Net expenses	2,119,222	1,138,790

Net investment income (loss)	2,576,574	(159,399)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	24,755,156	10,900,782
Futures contracts	-	-
Foreign currency transactions	(495,541)	(1,109)

Net realized gain (loss)	24,259,615	10,899,673

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(7,722,375)	10,887,400
Futures contracts	-	-
Swap agreements	-	-
Translation of assets and liabilities in foreign currencies	(128,525)	235

Net change in unrealized appreciation (depreciation)	(7,850,900)	10,887,635

Net realized gain (loss) and change in unrealized appreciation (depreciation)	16,408,715	21,787,308

Net increase (decrease) in net assets resulting from operations	$18,985,289	$21,627,909

(a) Net of foreign withholding tax of:	$38,329	$1,840

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$692,367	$1,394,885	$-
356	728	5,102,900
12,173	-	-

704,896	1,395,613	5,102,900

409,055	823,659	831,528
8,993	11,070	48,697
17,869	17,594	48,980
469	1,001	1,653
485	485	485
6,264	12,289	21,523
2,819	6,114	10,930

445,954	872,212	963,796

64,516	-	297,404
12,182	-	14,418

-	24,445	-
20,303	-	24,031

542,955	896,657	1,299,649

-	-	(27,044)
-	-	(1,299)
(21,501)	-	-
(4,065)	-	-

517,389	896,657	1,271,306

187,507	498,956	3,831,594

2,217,319	9,655,383	(487,299)
-	-	235,447
-	-	(260,394)

2,217,319	9,655,383	(512,246)

(991,706)	(6,772,332)	5,327,814
-	-	(15,885)
-	-	1,646
-	-	(160,057)

(991,706)	(6,772,332)	5,153,518

1,225,613	2,883,051	4,641,272

$1,413,120	$3,382,007	$8,472,866

$1,637	$74	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blue Chip Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$20,968	$(2,321)
Net realized gain (loss) on investment transactions	50,110,730	31,710,233
Net change in unrealized appreciation (depreciation) on investments	15,462,156	(29,103,596)

Net increase (decrease) in net assets resulting from operations	65,593,854	2,604,316

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	-	-
Service Class I	-	-

Total distributions from net investment income	-	-

From net realized gains:
Initial Class	-	(44,016,658)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	-	(5,513,029)
Service Class I	-	-

Total distributions from net realized gains	-	(49,529,687)

Net fund share transactions (Note 5):
Initial Class	(97,718,083)	(14,216,357)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	3,616,444	10,100,450
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(94,101,639)	(4,115,907)

Total increase (decrease) in net assets	(28,507,785)	(51,041,278)
Net assets
Beginning of period	380,098,831	431,140,109

End of period	$351,591,046	$380,098,831

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(12,203)	$(33,171)

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund		MML Equity Index Fund
Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

$4,810,543	$10,635,854	$5,922,700	$8,729,346
21,355,208	35,667,359	4,740,432	20,006,619
243,052	32,950,785	45,801,098	21,401,004

26,408,803	79,253,998	56,464,230	50,136,969

-	(8,080,286)	-	-
-	-	-	(1,138,655)
-	-	-	(3,098,350)
-	-	-	(3,556,322)
-	(1,211,150)	-	-
-	-	-	(617,842)

-	(9,291,436)	-	(8,411,169)

-	(40,910,962)	-	-
-	-	-	(1,622,191)
-	-	-	(3,906,075)
-	-	-	(4,183,965)
-	(6,930,496)	-	-
-	-	-	(962,234)

-	(47,841,458)	-	(10,674,465)

(6,905,881)	(14,762,650)	-	-
-	-	(7,386,681)	(13,086,785)
-	-	(2,516,241)	(384,062)
-	-	85,960,408	94,690,407
(2,303,270)	11,031,372	-	-
-	-	(383,647)	874,480

(9,209,151)	(3,731,278)	75,673,839	82,094,040

17,199,652	18,389,826	132,138,069	113,145,375

490,950,581	472,560,755	563,974,555	450,829,180

$508,150,233	$490,950,581	$696,112,624	$563,974,555

$15,629,427	$10,818,884	$14,621,979	$8,699,279

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Focused Equity Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,315,149	$1,625,429
Net realized gain (loss) on investment transactions	35,507,376	12,576,129
Net change in unrealized appreciation (depreciation) on investments	(24,049,165)	10,422,355

Net increase (decrease) in net assets resulting from operations	12,773,360	24,623,913

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class II	-	(2,228,977)
Service Class	-	-
Service Class I	-	(75,702)

Total distributions from net investment income	-	(2,304,679)

From net realized gains:
Class II	-	(9,579,688)
Service Class I	-	(406,428)

Total distributions from net realized gains	-	(9,986,116)

Net fund share transactions (Note 5):
Initial Class	-	-
Class II	(79,062,060)	(30,259,067)
Service Class	-	-
Service Class I	1,038,195	(715,507)

Increase (decrease) in net assets from fund share transactions	(78,023,865)	(30,974,574)

Total increase (decrease) in net assets	(65,250,505)	(18,641,456)
Net assets
Beginning of period	135,818,132	154,459,588

End of period	$70,567,627	$135,818,132

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,923,085	$1,607,936

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund		MML Fundamental Growth Fund
Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

$5,444,607	$7,698,670	$566,244	$1,396,083
(85,641)	(10,744,191)	17,609,527	14,186,025
40,691,902	7,900,012	3,087,406	(9,193,322)

46,050,868	4,854,491	21,263,177	6,388,786

-	(6,733,929)	-	-
-	-	-	(1,164,469)
-	(193,084)	-	-
-	-	-	(18,624)

-	(6,927,013)	-	(1,183,093)

-	-	-	(20,436,093)
-	-	-	(412,071)

-	-	-	(20,848,164)

(16,916,241)	3,739,806	-	-
-	-	(48,651,603)	(2,566,740)
(790,539)	(1,068,302)	-	-
-	-	561,598	1,606,362

(17,706,780)	2,671,504	(48,090,005)	(960,378)

28,344,088	598,982	(26,826,828)	(16,602,849)

359,067,533	358,468,551	169,446,277	186,049,126

$387,411,621	$359,067,533	$142,619,449	$169,446,277

$12,844,288	$7,399,681	$1,938,530	$1,372,286

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Fundamental Value Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,964,410	$4,228,593
Net realized gain (loss) on investment transactions	12,361,344	15,832,600
Net change in unrealized appreciation (depreciation) on investments	(1,349,380)	10,958,344

Net increase (decrease) in net assets resulting from operations	12,976,374	31,019,537

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class I	-	-
Class II	-	(3,177,117)
Service Class	-	-
Service Class I	-	(97,403)

Total distributions from net investment income	-	(3,274,520)

From net realized gains:
Class I	-	-
Class II	-	(16,431,141)
Service Class I	-	(574,567)

Total distributions from net realized gains	-	(17,005,708)

Net fund share transactions (Note 5):
Initial Class	-	-
Class I	-	-
Class II	(18,694,213)	(3,697,842)
Service Class	-	-
Service Class I	1,302,568	1,213,663

Increase (decrease) in net assets from fund share transactions	(17,391,645)	(2,484,179)

Total increase (decrease) in net assets	(4,415,271)	8,255,130
Net assets
Beginning of period	233,120,622	224,865,492

End of period	$228,705,351	$233,120,622

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$6,164,582	$4,200,172

The accompanying notes are an integral part of the financial statements.

MML Global Fund		MML Growth & Income Fund
Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

$1,928,838	$2,891,952	$666,883	$1,304,043
17,720,777	18,214,796	5,307,280	4,898,883
17,136,088	(2,058,580)	9,006,823	4,121,853

36,785,703	19,048,168	14,980,986	10,324,779

-	-	-	(1,079,085)
-	(2,547,594)	-	-
-	(177,958)	-	-
-	-	-	(171,221)
-	(116,936)	-	-

-	(2,842,488)	-	(1,250,306)

-	(17,521,108)	-	-
-	(1,198,304)	-	-
-	(941,843)	-	-

-	(19,661,255)	-	-

-	-	(7,136,299)	(11,230,669)
(40,209,042)	(3,174,455)	-	-
(812,401)	113,343	-	-
-	-	765,172	2,835,766
387,439	1,770,763	-	-

(40,634,004)	(1,290,349)	(6,371,127)	(8,394,903)

(3,848,301)	(4,745,924)	8,609,859	679,570

246,583,571	251,329,495	126,054,333	125,374,763

$242,735,270	$246,583,571	$134,664,192	$126,054,333

$4,733,530	$2,804,692	$1,928,282	$1,261,399

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Income & Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,736,036	$5,010,804
Net realized gain (loss) on investment transactions	12,972,735	20,795,313
Net change in unrealized appreciation (depreciation) on investments	1,880,107	15,591,554

Net increase (decrease) in net assets resulting from operations	17,588,878	41,397,671

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(4,279,358)
Class II	-	-
Service Class	-	(277,905)
Service Class I	-	-

Total distributions from net investment income	-	(4,557,263)

From net realized gains:
Initial Class	-	(21,028,191)
Class II	-	-
Service Class	-	(1,563,913)
Service Class I	-	-

Total distributions from net realized gains	-	(22,592,104)

Net fund share transactions (Note 5):
Initial Class	5,968,736	22,805,308
Class II	-	-
Service Class	1,060,600	2,776,981
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	7,029,336	25,582,289

Total increase (decrease) in net assets	24,618,214	39,830,593
Net assets
Beginning of period	278,499,721	238,669,128

End of period	$303,117,935	$278,499,721

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$7,703,485	$4,967,449

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund		MML Large Cap Growth Fund
Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

$2,795,666	$2,708,054	$428,325	$414,374
3,882,737	(15,801,369)	2,715,082	27,762,845
18,818,980	25,824,924	15,166,672	(29,371,491)

25,497,383	12,731,609	18,310,079	(1,194,272)

-	-	-	(231,013)
-	(3,276,084)	-	-
-	-	-	-
-	(19,857)	-	-

-	(3,295,941)	-	(231,013)

-	-	-	(16,047,562)
-	(366,284)	-	-
-	-	-	(316,827)
-	(2,464)	-	-

-	(368,748)	-	(16,364,389)

-	-	(14,045,255)	(93,549,683)
1,634,416	(22,358,626)	-	-
-	-	686,897	459,219
778,025	(488,347)	-	-

2,412,441	(22,846,973)	(13,358,358)	(93,090,464)

27,909,824	(13,780,053)	4,951,721	(110,880,138)

151,816,075	165,596,128	106,919,847	217,799,985

$179,725,899	$151,816,075	$111,871,568	$106,919,847

$5,345,383	$2,549,717	$807,338	$379,013

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Managed Volatility Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,026,459	$2,324,904
Net realized gain (loss) on investment transactions	(4,616,539)	(2,400,749)
Net change in unrealized appreciation (depreciation) on investments	11,591,598	6,540,486

Net increase (decrease) in net assets resulting from operations	8,001,518	6,464,641

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(2,685,854)
Service Class	-	(494,437)

Total distributions from net investment income	-	(3,180,291)

From net realized gains:
Initial Class	-	(28,897,380)
Service Class	-	(6,196,954)

Total distributions from net realized gains	-	(35,094,334)

Net fund share transactions (Note 5):
Initial Class	(5,952,536)	15,411,463
Service Class	(421,266)	4,991,636

Increase (decrease) in net assets from fund share transactions	(6,373,802)	20,403,099

Total increase (decrease) in net assets	1,627,716	(11,406,885)
Net assets
Beginning of period	184,105,956	195,512,841

End of period	$185,733,672	$184,105,956

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$3,329,683	$2,303,224

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund		MML Mid Cap Value Fund
Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

$(163,204)	$(246,544)	$2,576,574	$7,213,214
32,284,243	44,833,334	24,259,615	27,659,591
28,521,880	(19,044,476)	(7,850,900)	64,330,831

60,642,919	25,542,314	18,985,289	99,203,636

-	-	-	(6,934,131)
-	-	-	(550,572)

-	-	-	(7,484,703)

-	(47,049,556)	-	(41,783,431)
-	(9,296,846)	-	(3,795,883)

-	(56,346,402)	-	(45,579,314)

(26,843,487)	2,845,685	(22,407,109)	(37,553,607)
469,754	9,674,951	942,800	7,738,309

(26,373,733)	12,520,636	(21,464,309)	(29,815,298)

34,269,186	(18,283,452)	(2,479,020)	16,324,321

423,980,555	442,264,007	477,193,981	460,869,660

$458,249,741	$423,980,555	$474,714,961	$477,193,981

$(316,571)	$(153,367)	$9,990,705	$7,414,131

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Small Cap Growth Equity Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(159,399)	$(9,127)
Net realized gain (loss) on investment transactions	10,899,673	8,366,596
Net change in unrealized appreciation (depreciation) on investments	10,887,635	15,347,479

Net increase (decrease) in net assets resulting from operations	21,627,909	23,704,948

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class II	-	-
Service Class	-	-
Service Class I	-	-

Total distributions from net investment income	-	-

From net realized gains:
Initial Class	-	(32,147,623)
Class II	-	-
Service Class	-	(2,198,947)
Service Class I	-	-

Total distributions from net realized gains	-	(34,346,570)

Net fund share transactions (Note 5):
Initial Class	(17,034,737)	6,283,248
Class II	-	-
Service Class	141,620	2,308,313
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(16,893,117)	8,591,561

Total increase (decrease) in net assets	4,734,792	(2,050,061)
Net assets
Beginning of period	204,213,733	206,263,794

End of period	$208,948,525	$204,213,733

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(131,846)	$27,553

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund		MML Small/Mid Cap Value Fund
Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

$187,507	$645,054	$498,956	$1,059,731
2,217,319	11,762,787	9,655,383	13,034,233
(991,706)	16,968,232	(6,772,332)	36,465,058

1,413,120	29,376,073	3,382,007	50,559,022

-	-	-	(1,124,385)
-	(555,663)	-	-
-	-	-	(53,616)
-	(49,139)	-	-

-	(604,802)	-	(1,178,001)

-	-	-	(13,026,952)
-	(11,625,602)	-	-
-	-	-	(1,081,940)
-	(1,548,667)	-	-

-	(13,174,269)	-	(14,108,892)

-	-	(14,028,425)	(18,016,276)
(3,910,789)	(12,961,576)	-	-
-	-	174,829	940,646
1,552,311	2,661,360	-	-

(2,358,478)	(10,300,216)	(13,853,596)	(17,075,630)

(945,358)	5,296,786	(10,471,589)	18,196,499

104,194,260	98,897,474	231,412,513	213,216,014

$103,248,902	$104,194,260	$220,940,924	$231,412,513

$820,966	$633,459	$1,507,158	$1,008,202

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Total Return Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,831,594	$6,105,819
Net realized gain (loss) on investment transactions	(512,246)	935,899
Net change in unrealized appreciation (depreciation) on investments	5,153,518	530,812

Net increase (decrease) in net assets resulting from operations	8,472,866	7,572,530

Distributions to shareholders (Note 2):
From net investment income:
Class II	-	(5,873,606)
Service Class I	-	(333,516)

Total distributions from net investment income	-	(6,207,122)

Net fund share transactions (Note 5):
Class II	2,613,937	63,034,175
Service Class I	379,308	1,865,939

Increase (decrease) in net assets from fund share transactions	2,993,245	64,900,114

Total increase (decrease) in net assets	11,466,111	66,265,522
Net assets
Beginning of period	412,354,473	346,088,951

End of period	$423,820,584	$412,354,473

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$12,104,119	$8,272,525

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$13.98	$0.00 [d]	$2.68	$2.68	$-	$-	$-	$16.66	19.17%	[b]	$291,324	0.79%	[a]	0.05%	[a]
12/31/16	15.79	0.00 [d]	0.13	0.13	-	(1.94)	(1.94)	13.98	0.91%		332,688	0.79%		0.03%
12/31/15	17.09	(0.01)	1.70	1.69	-	(2.99)	(2.99)	15.79	11.10%		388,654	0.79%		(0.06%	)
12/31/14	17.35	(0.01)	1.55	1.54	-	(1.80)	(1.80)	17.09	9.13%		390,322	0.79%		(0.09%	)
12/31/13	13.50	(0.00)[d]	5.28	5.28	(0.04)	(1.39)	(1.43)	17.35	41.33%		429,689	0.79%		(0.01%	)
12/31/12	11.42	0.03	2.06	2.09	(0.01)	-	(0.01)	13.50	18.31%		321,245	0.80%		0.26%
Service Class
6/30/17[r]	$13.62	$(0.01)	$2.61	$2.60	$-	$-	$-	$16.22	19.09%	[b]	$60,267	1.04%	[a]	(0.19%	)[a]
12/31/16	15.47	(0.03)	0.12	0.09	-	(1.94)	(1.94)	13.62	0.65%		47,411	1.04%		(0.22%	)
12/31/15	16.85	(0.05)	1.66	1.61	-	(2.99)	(2.99)	15.47	10.76%		42,486	1.04%		(0.31%	)
12/31/14	17.17	(0.06)	1.54	1.48	-	(1.80)	(1.80)	16.85	8.87%		31,721	1.04%		(0.34%	)
12/31/13	13.38	(0.04)	5.23	5.19	(0.01)	(1.39)	(1.40)	17.17	41.00%		23,273	1.04%		(0.26%	)
12/31/12	11.34	0.01	2.03	2.04	-	-	-	13.38	17.99%		14,895	1.05%		0.06%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	13%	29%	31%	30%	35%	25%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$11.78	$0.12	$0.54	$0.66	$-	$-	$-	$12.44	5.60%	[b]	$428,707	0.79%	[a]	0.76%[a]	2.02%	[a]
12/31/16	11.29	0.27	1.73	2.00	(0.25)	(1.26)	(1.51)	11.78	18.68%		413,304	0.79%		0.77%	2.33%
12/31/15	13.93	0.25	(1.28)	(1.03)	(0.26)	(1.35)	(1.61)	11.29	(6.88%	)	409,298	0.78%		N/A	1.96%
12/31/14	13.47	0.25	0.76	1.01	(0.24)	(0.31)	(0.55)	13.93	7.54%		472,989	0.78%		N/A	1.84%
12/31/13	10.57	0.20	2.93	3.13	(0.23)	-	(0.23)	13.47	29.93%		556,649	0.78%		N/A	1.64%
12/31/12	9.20	0.21	1.37	1.58	(0.21)	-	(0.21)	10.57	17.32%		478,096	0.79%		N/A	2.12%
Service Class
6/30/17[r]	$11.68	$0.11	$0.52	$0.63	$-	$-	$-	$12.31	5.39%	[b]	$79,443	1.04%	[a]	1.01%[a]	1.77%	[a]
12/31/16	11.20	0.24	1.72	1.96	(0.22)	(1.26)	(1.48)	11.68	18.46%		77,647	1.04%		1.02%	2.10%
12/31/15	13.83	0.22	(1.27)	(1.05)	(0.23)	(1.35)	(1.58)	11.20	(7.10%	)	63,263	1.03%		N/A	1.72%
12/31/14	13.39	0.22	0.74	0.96	(0.21)	(0.31)	(0.52)	13.83	7.23%		63,751	1.03%		N/A	1.58%
12/31/13	10.52	0.17	2.91	3.08	(0.21)	-	(0.21)	13.39	29.55%		54,576	1.03%		N/A	1.39%
12/31/12	9.16	0.19	1.36	1.55	(0.19)	-	(0.19)	10.52	17.06%		39,397	1.04%		N/A	1.88%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	14%	22%	39%	9%	15%	15%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Index Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000's)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
6/30/17[r]	$26.53	$0.22	$2.20	$2.42	$-	$-	$-	$28.95	9.12%	[b]	$64,776	0.43%	[a]	N/A	1.60%	[a]
12/31/16	24.76	0.44	2.37	2.81	(0.43)	(0.61)	(1.04)	26.53	11.48%		66,343	0.43%		N/A	1.76%
12/31/15	25.52	0.42	(0.23)	0.19	(0.38)	(0.57)	(0.95)	24.76	0.95%		74,631	0.43%		N/A	1.67%
12/31/14	23.14	0.38	2.65	3.03	(0.33)	(0.32)	(0.65)	25.52	13.17%		84,445	0.44%		N/A	1.58%
12/31/13	17.89	0.34	5.30	5.64	(0.33)	(0.06)	(0.39)	23.14	31.84%		92,853	0.44%		0.44%[l]	1.65%
12/31/12	15.73	0.32	2.11	2.43	(0.27)	-	(0.27)	17.89	15.47%		79,070	0.45%		0.45%[l]	1.84%
Class II
6/30/17[r]	$26.55	$0.24	$2.20	$2.44	$-	$-	$-	$28.99	9.19%	[b]	$189,117	0.28%	[a]	N/A	1.75%	[a]
12/31/16	24.80	0.48	2.36	2.84	(0.48)	(0.61)	(1.09)	26.55	11.62%		175,525	0.28%		N/A	1.91%
12/31/15	25.56	0.47	(0.23)	0.24	(0.43)	(0.57)	(1.00)	24.80	1.17%		164,515	0.30%		0.28%	1.83%
12/31/14	23.19	0.42	2.65	3.07	(0.38)	(0.32)	(0.70)	25.56	13.35%		154,210	0.33%		0.28%	1.74%
12/31/13	17.93	0.37	5.31	5.68	(0.36)	(0.06)	(0.42)	23.19	32.02%		141,468	0.33%		0.28%	1.81%
12/31/12	15.76	0.35	2.12	2.47	(0.30)	-	(0.30)	17.93	15.69%		109,646	0.34%		0.29%	2.00%
Class III
6/30/17[r]	$26.51	$0.27	$2.19	$2.46	$-	$-	$-	$28.97	9.28%	[b]	$396,672	0.13%	[a]	N/A	1.92%	[a]
12/31/16	24.78	0.52	2.34	2.86	(0.52)	(0.61)	(1.13)	26.51	11.69%		279,941	0.13%		N/A	2.05%
12/31/15	25.54	0.50	(0.22)	0.28	(0.47)	(0.57)	(1.04)	24.78	1.32%		172,992	0.15%		0.13%	1.97%
12/31/14	23.16	0.46	2.65	3.11	(0.41)	(0.32)	(0.73)	25.54	13.54%		173,459	0.19%		0.14%	1.88%
12/31/13	17.91	0.40	5.29	5.69	(0.38)	(0.06)	(0.44)	23.16	32.17%		155,356	0.19%		0.14%	1.95%
12/31/12	15.74	0.37	2.12	2.49	(0.32)	-	(0.32)	17.91	15.87%		119,034	0.20%		0.15%	2.14%
Service Class I
6/30/17[r]	$25.84	$0.18	$2.13	$2.31	$-	$-	$-	$28.15	8.98%	[b]	$45,548	0.68%	[a]	N/A	1.36%	[a]
12/31/16	24.16	0.37	2.31	2.68	(0.39)	(0.61)	(1.00)	25.84	11.24%		42,165	0.68%		N/A	1.51%
12/31/15	24.98	0.35	(0.23)	0.12	(0.37)	(0.57)	(0.94)	24.16	0.70%		38,691	0.68%		N/A	1.43%
12/31/14	22.72	0.32	2.59	2.91	(0.33)	(0.32)	(0.65)	24.98	12.92%		32,075	0.69%		N/A	1.34%
12/31/13	17.62	0.29	5.20	5.49	(0.33)	(0.06)	(0.39)	22.72	31.49%		21,443	0.69%		0.69%[l]	1.40%
12/31/12	15.53	0.28	2.08	2.36	(0.27)	-	(0.27)	17.62	15.21%		10,229	0.70%		0.70%[l]	1.63%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	2%	8%	4%	3%	4%	3%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Focused Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gain	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/17[r]	$13.20	$0.18	$1.43	$1.61	$-	$-	$-	$14.81	12.20%	[b]	$61,827	0.92%	[a]	N/A	2.53%	[a]
12/31/16	12.15	0.13	1.96	2.09	(0.20)	(0.84)	(1.04)	13.20	17.96%		128,990	0.90%		N/A	1.11%
12/31/15	15.97	0.21	(1.71)	(1.50)	(0.28)	(2.04)	(2.32)	12.15	(8.93%	)	147,436	0.90%		N/A	1.43%
12/31/14	15.64	0.29	1.59	1.88	(0.06)	(1.49)	(1.55)	15.97	12.24%		160,206	0.90%		N/A	1.86%
12/31/13	11.49	0.05	4.29	4.34	-	(0.19)	(0.19)	15.64	38.05%		166,655	0.90%		0.90%[l]	0.40%
12/31/12	10.03	0.09	1.98	2.07	(0.09)	(0.52)	(0.61)	11.49	20.61%		136,305	0.90%		0.90%[k]	0.76%
Service Class I
6/30/17[r]	$13.11	$0.14	$1.43	$1.57	$-	$-	$-	$14.68	11.98%	[b]	$8,740	1.17%	[a]	N/A	1.99%	[a]
12/31/16	12.06	0.10	1.95	2.05	(0.16)	(0.84)	(1.00)	13.11	17.74%		6,829	1.15%		N/A	0.87%
12/31/15	15.87	0.17	(1.69)	(1.52)	(0.25)	(2.04)	(2.29)	12.06	(9.16%	)	7,023	1.15%		N/A	1.20%
12/31/14	15.58	0.22	1.61	1.83	(0.05)	(1.49)	(1.54)	15.87	11.97%		7,289	1.15%		N/A	1.39%
12/31/13	11.48	0.02	4.27	4.29	-	(0.19)	(0.19)	15.58	37.64%		4,960	1.15%		1.15%[k]	0.18%
12/31/12[h]	11.54	0.07	0.47	0.54	(0.08)	(0.52)	(0.60)	11.48	4.68%	[b]	818	1.15%	[a]	1.15%[a,l]	0.91%	[a]

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	79%	37%	52%	35%	28%	34%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Foreign Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$9.44	$0.15	$1.08	$1.23	$-	$-	$10.67	13.03%	[b]	$376,686	0.97%	[a]	2.92%	[a]
12/31/16	9.49	0.20	(0.07)	0.13	(0.18)	(0.18)	9.44	1.44%		348,836	0.97%		2.22%
12/31/15	10.22	0.20	(0.63)	(0.43)	(0.30)	(0.30)	9.49	(4.26%	)	347,072	0.97%		1.89%
12/31/14	11.22	0.34	(1.09)	(0.75)	(0.25)	(0.25)	10.22	(6.97%	)	328,045	0.97%		3.09%
12/31/13	9.47	0.20	1.75	1.95	(0.20)	(0.20)	11.22	20.80%		412,363	0.97%		2.00%
12/31/12	8.13	0.21	1.32	1.53	(0.19)	(0.19)	9.47	19.06%		355,174	0.97%		2.38%
Service Class
6/30/17[r]	$9.38	$0.13	$1.08	$1.21	$-	$-	$10.59	12.90%	[b]	$10,726	1.22%	[a]	2.64%	[a]
12/31/16	9.43	0.18	(0.07)	0.11	(0.16)	(0.16)	9.38	1.18%		10,231	1.22%		2.02%
12/31/15	10.16	0.17	(0.62)	(0.45)	(0.28)	(0.28)	9.43	(4.51%	)	11,396	1.22%		1.59%
12/31/14	11.16	0.30	(1.07)	(0.77)	(0.23)	(0.23)	10.16	(7.07%	)	11,089	1.22%		2.72%
12/31/13	9.43	0.17	1.74	1.91	(0.18)	(0.18)	11.16	20.42%		8,350	1.22%		1.71%
12/31/12	8.10	0.18	1.32	1.50	(0.17)	(0.17)	9.43	18.74%		6,756	1.22%		2.13%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	6%	19%	12%	13%[t]	20%	15%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
t	The portfolio turnover rate was not impacted as a result of the cash merger.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/17[r]	$11.42	$0.04	$1.52	$1.56	$-	$-	$-	$12.98	13.66%	[b]	$137,198	0.84%	[a]	0.84%	[a,l]	0.71%	[a]
12/31/16	12.53	0.09	0.36	0.45	(0.08)	(1.48)	(1.56)	11.42	3.73%		165,183	0.83%		0.83%	[l]	0.79%
12/31/15	14.89	0.09	0.64	0.73	(0.13)	(2.96)	(3.09)	12.53	6.22%		183,094	0.84%		0.84%	[l]	0.63%
12/31/14	14.46	0.12	1.44	1.56	(0.11)	(1.02)	(1.13)	14.89	11.06%		207,086	0.86%		0.85%		0.81%
12/31/13	10.94	0.09	3.44	3.53	-	(0.01)	(0.01)	14.46	32.29%		236,837	0.86%		0.85%		0.72%
12/31/12	9.95	0.09	1.23	1.32	(0.09)	(0.24)	(0.33)	10.94	13.14%		179,834	0.87%		0.85%		0.79%
Service Class I
6/30/17[r]	$11.29	$0.03	$1.49	$1.52	$-	$-	$-	$12.81	13.46%	[b]	$5,421	1.09%	[a]	1.09%	[a,l]	0.46%	[a]
12/31/16	12.41	0.06	0.37	0.43	(0.07)	(1.48)	(1.55)	11.29	3.54%		4,263	1.08%		1.08%	[l]	0.54%
12/31/15	14.80	0.05	0.63	0.68	(0.11)	(2.96)	(3.07)	12.41	5.91%		2,955	1.09%		1.09%	[l]	0.36%
12/31/14	14.40	0.09	1.43	1.52	(0.10)	(1.02)	(1.12)	14.80	10.81%		2,214	1.11%		1.10%		0.59%
12/31/13	10.92	0.06	3.43	3.49	-	(0.01)	(0.01)	14.40	31.98%		1,353	1.11%		1.10%		0.45%
12/31/12[h]	11.50	0.07	(0.33)	(0.26)	(0.08)	(0.24)	(0.32)	10.92	(2.32%	)[b]	518	1.12%	[a]	1.10%	[a]	0.94%	[a]

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	17%	49%	44%	51%	61%	66%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/17[r]	$14.74	$0.13	$0.74	$0.87	$-	$-	$-	$15.61	5.90%	[b]	$217,518	0.80%	[a]	N/A	1.78%	[a]
12/31/16	14.20	0.26	1.56	1.82	(0.21)	(1.07)	(1.28)	14.74	13.25%		223,801	0.79%		N/A	1.81%
12/31/15	16.20	0.23	(0.76)	(0.53)	(0.22)	(1.25)	(1.47)	14.20	(2.88%	)	217,109	0.79%		N/A	1.51%
12/31/14	15.46	0.23	1.47	1.70	(0.25)	(0.71)	(0.96)	16.20	11.19%		219,679	0.79%		N/A	1.47%
12/31/13	12.45	0.23	3.54	3.77	(0.25)	(0.51)	(0.76)	15.46	30.91%		233,724	0.79%		0.79%[l]	1.61%
12/31/12	10.88	0.24	1.53	1.77	(0.17)	(0.03)	(0.20)	12.45	16.31%		185,473	0.80%		0.80%[l]	1.98%
Service Class I
6/30/17[r]	$14.57	$0.11	$0.72	$0.83	$-	$-	$-	$15.40	5.70%	[b]	$11,188	1.05%	[a]	N/A	1.52%	[a]
12/31/16	14.05	0.22	1.55	1.77	(0.18)	(1.07)	(1.25)	14.57	13.05%		9,319	1.04%		N/A	1.55%
12/31/15	16.07	0.19	(0.76)	(0.57)	(0.20)	(1.25)	(1.45)	14.05	(3.18%	)	7,757	1.04%		N/A	1.26%
12/31/14	15.37	0.19	1.47	1.66	(0.25)	(0.71)	(0.96)	16.07	10.98%		5,611	1.04%		N/A	1.21%
12/31/13	12.42	0.19	3.52	3.71	(0.25)	(0.51)	(0.76)	15.37	30.55%		2,650	1.04%		1.04%[l]	1.28%
12/31/12[h]	12.16	0.14	0.33	0.47	(0.18)	(0.03)	(0.21)	12.42	3.90%	[b]	381	1.05%	[a]	1.05%[a,l]	1.78%	[a]

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	11%	20%	19%	14%	22%	24%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Global Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
6/30/17[r]	$11.54	$0.10	$1.72	$1.82	$-	$-	$-	$13.36	15.77%	[b]	$210,865	0.82%	[a]	N/A	1.56%	[a]
12/31/16	11.74	0.14	0.76	0.90	(0.14)	(0.96)	(1.10)	11.54	7.55%		218,698	0.82%		N/A	1.18%
12/31/15	12.61	0.14	(0.33)	(0.19)	(0.14)	(0.54)	(0.68)	11.74	(1.36%	)	224,808	0.86%		0.85%	1.13%
12/31/14	12.44	0.16	0.33	0.49	(0.11)	(0.21)	(0.32)	12.61	3.95%		210,395	0.95%		0.90%	1.29%
12/31/13	9.82	0.12	2.63	2.75	(0.13)	-	(0.13)	12.44	28.13%		149,796	0.96%		0.90%	1.10%
12/31/12	8.02	0.12	1.77	1.89	(0.09)	-	(0.09)	9.82	23.69%		131,665	0.98%		0.90%	1.33%
Class II
6/30/17[r]	$11.74	$0.10	$1.76	$1.86	$-	$-	$-	$13.60	15.84%	[b]	$17,383	0.82%	[a]	N/A	1.60%	[a]
12/31/16	11.93	0.14	0.77	0.91	(0.14)	(0.96)	(1.10)	11.74	7.54%		15,757	0.82%		N/A	1.17%
12/31/15	12.81	0.15	(0.34)	(0.19)	(0.15)	(0.54)	(0.69)	11.93	(1.35%	)	15,876	0.83%		0.81%	1.13%
12/31/14	12.63	0.17	0.33	0.50	(0.11)	(0.21)	(0.32)	12.81	4.00%		17,481	0.85%		0.80%	1.35%
12/31/13	9.96	0.14	2.66	2.80	(0.13)	-	(0.13)	12.63	28.34%		18,681	0.86%		0.80%	1.21%
12/31/12	8.13	0.13	1.80	1.93	(0.10)	-	(0.10)	9.96	23.79%		16,324	0.88%		0.80%	1.45%
Service Class I
6/30/17[r]	$11.43	$0.08	$1.71	$1.79	$-	$-	$-	$13.22	15.66%	[b]	$14,487	1.07%	[a]	N/A	1.37%	[a]
12/31/16	11.65	0.10	0.76	0.86	(0.12)	(0.96)	(1.08)	11.43	7.25%		12,129	1.07%		N/A	0.89%
12/31/15	12.52	0.10	(0.31)	(0.21)	(0.12)	(0.54)	(0.66)	11.65	(1.55%	)	10,646	1.11%		1.10%	0.84%
12/31/14	12.38	0.12	0.32	0.44	(0.09)	(0.21)	(0.30)	12.52	3.57%		9,220	1.20%		1.15%	1.00%
12/31/13	9.78	0.09	2.63	2.72	(0.12)	-	(0.12)	12.38	27.94%		6,657	1.21%		1.15%	0.82%
12/31/12	8.00	0.09	1.77	1.86	(0.08)	-	(0.08)	9.78	23.35%		3,707	1.23%		1.15%	1.03%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	5%	15%	17%	12%	11%	11%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Growth & Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$14.19	$0.08	$1.64	$1.72	$-	$-	$15.91	12.12%	[b]	$107,899	0.56%	[a]	1.06%	[a]
12/31/16	13.18	0.15	1.00	1.15	(0.14)	(0.14)	14.19	8.77%		102,858	0.56%		1.10%
12/31/15	13.28	0.14	(0.08)	0.06	(0.16)	(0.16)	13.18	0.49%		106,578	0.56%		1.01%
12/31/14	12.08	0.14	1.20	1.34	(0.14)	(0.14)	13.28	11.19%		121,667	0.56%		1.16%
12/31/13	9.24	0.13	2.85	2.98	(0.14)	(0.14)	12.08	32.53%		129,107	0.57%		1.22%
12/31/12	7.83	0.13	1.39	1.52	(0.11)	(0.11)	9.24	19.49%		116,115	0.58%		1.46%
Service Class
6/30/17[r]	$14.10	$0.06	$1.63	$1.69	$-	$-	$15.79	11.99%	[b]	$26,766	0.81%	[a]	0.82%	[a]
12/31/16	13.10	0.11	1.00	1.11	(0.11)	(0.11)	14.10	8.50%		23,197	0.81%		0.85%
12/31/15	13.21	0.10	(0.08)	0.02	(0.13)	(0.13)	13.10	0.18%		18,797	0.81%		0.76%
12/31/14	12.02	0.11	1.20	1.31	(0.12)	(0.12)	13.21	10.94%		18,929	0.81%		0.91%
12/31/13	9.20	0.10	2.84	2.94	(0.12)	(0.12)	12.02	32.20%		17,142	0.82%		0.97%
12/31/12	7.79	0.11	1.39	1.50	(0.09)	(0.09)	9.20	19.32%		12,385	0.83%		1.21%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	7%	17%	17%	20%	19%	26%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Income & Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$11.86	$0.12	$0.64	$0.76	$-	$-	$-	$12.62	6.41%	[b]	$280,109	0.70%	[a]	1.95%	[a]
12/31/16	11.35	0.22	1.55	1.77	(0.21)	(1.05)	(1.26)	11.86	16.40%		257,874	0.69%		1.97%
12/31/15	12.44	0.23	(0.31)	(0.08)	(0.24)	(0.77)	(1.01)	11.35	(0.09%	)	221,763	0.69%		1.90%
12/31/14	11.60	0.23	0.83	1.06	(0.22)	-	(0.22)	12.44	9.22%		232,187	0.70%		1.91%
12/31/13	9.48	0.22	2.09	2.31	(0.19)	-	(0.19)	11.60	24.62%		228,095	0.70%		2.07%
12/31/12	8.56	0.23	0.79	1.02	(0.10)	-	(0.10)	9.48	11.96%		171,207	0.72%		2.51%
Service Class
6/30/17[r]	$11.74	$0.10	$0.64	$0.74	$-	$-	$-	$12.48	6.30%	[b]	$23,009	0.95%	[a]	1.70%	[a]
12/31/16	11.25	0.19	1.54	1.73	(0.19)	(1.05)	(1.24)	11.74	16.10%		20,626	0.94%		1.71%
12/31/15	12.34	0.20	(0.31)	(0.11)	(0.21)	(0.77)	(0.98)	11.25	(0.35%	)	16,906	0.94%		1.65%
12/31/14	11.51	0.20	0.83	1.03	(0.20)	-	(0.20)	12.34	8.96%		16,131	0.95%		1.66%
12/31/13	9.42	0.20	2.06	2.26	(0.17)	-	(0.17)	11.51	24.22%		14,775	0.95%		1.82%
12/31/12	8.51	0.20	0.80	1.00	(0.09)	-	(0.09)	9.42	11.73%		11,282	0.97%		2.23%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	19%	30%	27%	19%	15%	3%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/17[r]	$9.33	$0.17	$1.41	$1.58	$-	$-	$-	$10.91	16.93%	[b]	$177,678	1.09%	[a]	1.00%	[a]	3.38%	[a]
12/31/16	8.81	0.15	0.56	0.71	(0.17)	(0.02)	(0.19)	9.33	8.27%		150,753	1.07%		1.00%		1.70%
12/31/15	9.27	0.15	(0.59)	(0.44)	(0.02)	-	(0.02)	8.81	(4.77%	)	164,083	1.09%		1.00%		1.59%
12/31/14[g]	10.00	0.18	(0.65)	(0.47)	(0.20)	(0.06)	(0.26)	9.27	(4.67%	)[b]	123,915	1.15%	[a]	1.00%	[a]	1.79%	[a]
Service Class I
6/30/17[r]	$9.29	$0.17	$1.39	$1.56	$-	$-	$-	$10.85	16.79%	[b]	$2,048	1.34%	[a]	1.25%	[a]	3.36%	[a]
12/31/16	8.78	0.13	0.56	0.69	(0.16)	(0.02)	(0.18)	9.29	7.97%		1,063	1.32%		1.25%		1.50%
12/31/15	9.27	0.10	(0.57)	(0.47)	(0.02)	-	(0.02)	8.78	(5.10%	)	1,513	1.35%		1.25%		1.11%
12/31/14[h]	10.29	0.07	(0.83)	(0.76)	(0.20)	(0.06)	(0.26)	9.27	(7.44%	)[b]	298	1.36%	[a]	1.25%	[a]	1.08%	[a]

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014
Portfolio turnover rate	25%	50%	46%	39%[b,g]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period January 7, 2014 (commencement of operations) through December 31, 2014.
h	For the period May 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Large Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$10.63	$0.05	$1.88	$1.93	$-	$-	$-	$12.56	18.16%	[b]	$106,894	0.72%	[a]	0.79%	[a]
12/31/16	11.70	0.03	(0.06)	(0.03)	(0.01)	(1.03)	(1.04)	10.63	(0.38%	)	103,315	0.70%		0.24%
12/31/15	14.06	0.01	0.58	0.59	-	(2.95)	(2.95)	11.70	5.12%		214,299	0.69%		0.10%
12/31/14	14.63	(0.01)	1.36	1.35	-	(1.92)	(1.92)	14.06	9.51%		242,229	0.69%		(0.07%	)
12/31/13	11.62	0.00 [d]	3.76	3.76	(0.05)	(0.70)	(0.75)	14.63	33.54%		268,330	0.70%		0.00%	[e]
12/31/12	10.04	0.05	1.54	1.59	(0.01)	-	(0.01)	11.62	15.81%		205,833	0.70%		0.49%
Service Class
6/30/17[r]	$10.41	$0.03	$1.83	$1.86	$-	$-	$-	$12.27	17.87%	[b]	$4,977	0.97%	[a]	0.53%	[a]
12/31/16	11.48	(0.00)[d]	(0.04)	(0.04)	-	(1.03)	(1.03)	10.41	(0.52%	)	3,604	0.95%		(0.02%	)
12/31/15	13.89	(0.02)	0.56	0.54	-	(2.95)	(2.95)	11.48	4.80%		3,501	0.94%		(0.15%	)
12/31/14	14.51	(0.04)	1.34	1.30	-	(1.92)	(1.92)	13.89	9.23%		2,726	0.94%		(0.29%	)
12/31/13	11.53	(0.03)	3.73	3.70	(0.02)	(0.70)	(0.72)	14.51	33.24%		1,849	0.95%		(0.25%	)
12/31/12	9.99	0.03	1.51	1.54	-	-	-	11.53	15.42%		1,439	0.95%		0.25%

	Six months ended June 30, 2017b,ee,r	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	0%	134%	73%	77%	89%	91%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
ee	Amount is less than 0.5%
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Managed Volatility Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$11.74	$0.07	$0.45	$0.52	$-	$-	$-	$12.26	4.44%	[b]	$152,193	0.90%	[a]	1.16%	[a]
12/31/16	14.27	0.17	0.31	0.48	(0.26)	(2.75)	(3.01)	11.74	3.69%		151,537	0.91%		1.29%
12/31/15	14.11	0.17	0.25	0.42	(0.26)	-	(0.26)	14.27	3.01%		162,332	0.89%		1.18%
12/31/14	14.33	0.16	0.46	0.62	(0.10)	(0.74)	(0.84)	14.11	4.41%		336,931	0.90%		1.14%
12/31/13	12.34	0.16	2.02	2.18	(0.19)	-	(0.19)	14.33	17.78%		203,330	0.88%		1.19%
12/31/12	10.98	0.17	1.27	1.44	(0.08)	-	(0.08)	12.34	13.19%		193,271	0.83%		1.43%
Service Class
6/30/17[r]	$11.64	$0.05	$0.45	$0.50	$-	$-	$-	$12.14	4.31%	[b]	$33,541	1.15%	[a]	0.91%	[a]
12/31/16	14.18	0.14	0.29	0.43	(0.22)	(2.75)	(2.97)	11.64	3.42%		32,569	1.16%		1.04%
12/31/15	14.02	0.14	0.24	0.38	(0.22)	-	(0.22)	14.18	2.79%		33,180	1.14%		0.95%
12/31/14	14.25	0.13	0.45	0.58	(0.07)	(0.74)	(0.81)	14.02	4.14%		31,812	1.15%		0.88%
12/31/13	12.27	0.13	2.02	2.15	(0.17)	-	(0.17)	14.25	17.56%		28,423	1.13%		0.95%
12/31/12	10.93	0.14	1.26	1.40	(0.06)	-	(0.06)	12.27	12.83%		22,660	1.08%		1.21%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	1%	4%	3%	14%	94%	11%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$14.35	$(0.00)[d]	$2.11	$2.11	$-	$-	$-	$16.46	14.70%	[b]	$376,190	0.81%	[a]	(0.03%	)[a]
12/31/16	15.50	(0.00)[d]	0.97	0.97	-	(2.12)	(2.12)	14.35	6.29%		352,754	0.81%		(0.02%	)
12/31/15	16.41	(0.01)	1.05	1.04	-	(1.95)	(1.95)	15.50	6.78%		375,328	0.81%		(0.07%	)
12/31/14	16.59	(0.03)	2.11	2.08	-	(2.26)	(2.26)	16.41	13.27%		377,028	0.81%		(0.17%	)
12/31/13	12.96	(0.03)	4.65	4.62	(0.04)	(0.95)	(0.99)	16.59	36.69%		371,803	0.81%		(0.21%	)
12/31/12	12.08	0.01	1.63	1.64	-	(0.76)	(0.76)	12.96	13.78%		330,731	0.82%		0.04%
Service Class
6/30/17[r]	$13.95	$(0.02)	$2.05	$2.03	$-	$-	$-	$15.98	14.55%	[b]	$82,059	1.06%	[a]	(0.28%	)[a]
12/31/16	15.16	(0.04)	0.95	0.91	-	(2.12)	(2.12)	13.95	6.02%		71,227	1.06%		(0.27%	)
12/31/15	16.12	(0.05)	1.04	0.99	-	(1.95)	(1.95)	15.16	6.59%		66,936	1.06%		(0.31%	)
12/31/14	16.38	(0.07)	2.07	2.00	-	(2.26)	(2.26)	16.12	12.93%		56,457	1.06%		(0.42%	)
12/31/13	12.81	(0.07)	4.61	4.54	(0.02)	(0.95)	(0.97)	16.38	36.40%		43,873	1.06%		(0.45%	)
12/31/12	11.98	(0.02)	1.61	1.59	-	(0.76)	(0.76)	12.81	13.47%		29,154	1.07%		(0.19%	)

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	15%	29%	35%	25%	26%	31%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$11.79	$0.07	$0.42	$0.49	$-	$-	$-	$12.28	4.16%	[b]	$427,891	0.88%	[a]	1.12%	[a]
12/31/16	10.74	0.17	2.22	2.39	(0.19)	(1.15)	(1.34)	11.79	23.23%		433,046	0.88%		1.55%
12/31/15	13.12	0.16	(0.43)	(0.27)	(0.25)	(1.86)	(2.11)	10.74	(1.45%	)	427,920	0.88%		1.26%
12/31/14	13.65	0.19	1.97	2.16	(0.24)	(2.45)	(2.69)	13.12	16.66%		465,533	0.88%		1.39%
12/31/13	11.11	0.20	3.09	3.29	(0.24)	(0.51)	(0.75)	13.65	30.43%		467,386	0.88%		1.57%
12/31/12	10.17	0.23	1.42	1.65	(0.18)	(0.53)	(0.71)	11.11	16.70%		437,725	0.89%		2.12%
Service Class
6/30/17[r]	$11.63	$0.05	$0.41	$0.46	$-	$-	$-	$12.09	3.96%	[b]	$46,824	1.13%	[a]	0.89%	[a]
12/31/16	10.62	0.15	2.18	2.33	(0.17)	(1.15)	(1.32)	11.63	22.86%		44,148	1.13%		1.35%
12/31/15	12.99	0.12	(0.41)	(0.29)	(0.22)	(1.86)	(2.08)	10.62	(1.60%	)	32,950	1.13%		1.03%
12/31/14	13.55	0.16	1.94	2.10	(0.21)	(2.45)	(2.66)	12.99	16.33%		30,017	1.13%		1.16%
12/31/13	11.04	0.17	3.07	3.24	(0.22)	(0.51)	(0.73)	13.55	30.11%		23,348	1.13%		1.33%
12/31/12	10.12	0.20	1.41	1.61	(0.16)	(0.53)	(0.69)	11.04	16.37%		16,241	1.14%		1.89%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	18%	52%	68%	66%	71%	81%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000's)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$12.69	$(0.01)	$1.41	$1.40	$-	$-	$14.09	11.02%[b]	$194,428	1.09%[a]	N/A	(0.14%)[a]
12/31/16	13.51	0.00 [d]	1.59	1.59	(2.41)	(2.41)	12.69	12.74%	191,245	1.10%	N/A	0.01%
12/31/15	17.85	(0.04)	(0.74)	(0.78)	(3.56)	(3.56)	13.51	(5.11%)	194,889	1.09%	N/A	(0.22%)
12/31/14	22.81	(0.09)	1.21	1.12	(6.08)	(6.08)	17.85	5.92%	253,096	1.08%	N/A	(0.43%)
12/31/13	16.30	(0.08)	7.79	7.71	(1.20)	(1.20)	22.81	48.54%	273,041	1.10%	1.08%	(0.43%)
12/31/12	16.05	(0.06)	2.17	2.11	(1.86)	(1.86)	16.30	13.41%	256,961	1.13%	1.12%	(0.38%)
Service Class
6/30/17[r]	$12.14	$(0.02)	$1.34	$1.32	$-	$-	$13.46	10.89%[b]	$14,521	1.34%[a]	N/A	(0.38%)[a]
12/31/16	13.05	(0.03)	1.53	1.50	(2.41)	(2.41)	12.14	12.46%	12,969	1.35%	N/A	(0.23%)
12/31/15	17.40	(0.07)	(0.72)	(0.79)	(3.56)	(3.56)	13.05	(5.33%)	11,375	1.34%	N/A	(0.46%)
12/31/14	22.44	(0.13)	1.17	1.04	(6.08)	(6.08)	17.40	5.62%	9,977	1.33%	N/A	(0.67%)
12/31/13	16.09	(0.13)	7.68	7.55	(1.20)	(1.20)	22.44	48.17%	7,871	1.35%	1.34%	(0.69%)
12/31/12	15.91	(0.10)	2.14	2.04	(1.86)	(1.86)	16.09	13.07%	5,837	1.38%	1.37%	(0.63%)

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	39%	105%	78%	78%	86%	90%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Company Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/17[r]	$17.23	$0.03	$0.21	$0.24	$-	$-	$-	$17.47	1.39%	[b]	$86,009	1.02%	[a]	0.97%	[a]	0.40%	[a]
12/31/16	14.88	0.10	4.44	4.54	(0.10)	(2.09)	(2.19)	17.23	32.46%		88,729	1.02%		0.97%		0.66%
12/31/15	17.59	0.10	(1.06)	(0.96)	(0.06)	(1.69)	(1.75)	14.88	(5.36%	)	88,068	1.09%		1.05%		0.62%
12/31/14	23.88	0.05	(0.01)	0.04	-	(6.33)	(6.33)	17.59	0.47%		95,788	1.17%		1.15%		0.26%
12/31/13	18.86	(0.01)	5.87	5.86	(0.26)	(0.58)	(0.84)	23.88	31.71%		97,840	1.16%		1.15%		(0.04%	)
12/31/12	16.83	0.19	2.34	2.53	(0.00)[d]	(0.50)	(0.50)	18.86	15.20%		114,274	1.17%		1.15%		1.05%
Service Class I
6/30/17[r]	$16.83	$0.01	$0.21	$0.22	$-	$-	$-	$17.05	1.31%	[b]	$17,239	1.27%	[a]	1.22%	[a]	0.16%	[a]
12/31/16	14.58	0.07	4.34	4.41	(0.07)	(2.09)	(2.16)	16.83	32.16%		15,465	1.27%		1.22%		0.44%
12/31/15	17.29	0.06	(1.06)	(1.00)	(0.02)	(1.69)	(1.71)	14.58	(5.65%	)	10,829	1.33%		1.30%		0.37%
12/31/14	23.63	0.00 [d]	(0.01)	(0.01)	-	(6.33)	(6.33)	17.29	0.24%		10,726	1.42%		1.40%		0.02%
12/31/13	18.70	(0.05)	5.79	5.74	(0.23)	(0.58)	(0.81)	23.63	31.34%		9,944	1.41%		1.40%		(0.23%	)
12/31/12	16.73	0.15	2.32	2.47	-	(0.50)	(0.50)	18.70	14.99%		6,354	1.42%		1.40%		0.86%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	6%	23%	44%	22%	12%	14%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small/Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$13.23	$0.03	$0.17	$0.20	$-	$-	$-	$13.43	1.51%	[b]	$200,934	0.79%	[a]	0.48%	[a]
12/31/16	11.34	0.06	2.70	2.76	(0.07)	(0.80)	(0.87)	13.23	25.10%		211,849	0.79%		0.51%
12/31/15	14.69	0.07	(0.89)	(0.82)	(0.11)	(2.42)	(2.53)	11.34	(5.53%	)	197,297	0.79%		0.50%
12/31/14	13.80	0.11	1.19	1.30	(0.09)	(0.32)	(0.41)	14.69	9.45%		236,399	0.79%		0.80%
12/31/13	10.06	0.09	3.74	3.83	(0.09)	-	(0.09)	13.80	38.18%		257,210	0.80%		0.74%
12/31/12	8.51	0.08	1.54	1.62	(0.07)	-	(0.07)	10.06	19.06%		168,248	0.81%		0.82%
Service Class
6/30/17[r]	$13.12	$0.02	$0.16	$0.18	$-	$-	$-	$13.30	1.37%	[b]	$20,007	1.04%	[a]	0.24%	[a]
12/31/16	11.25	0.03	2.68	2.71	(0.04)	(0.80)	(0.84)	13.12	24.83%		19,563	1.04%		0.26%
12/31/15	14.59	0.04	(0.89)	(0.85)	(0.07)	(2.42)	(2.49)	11.25	(5.74%	)	15,919	1.04%		0.27%
12/31/14	13.72	0.08	1.18	1.26	(0.07)	(0.32)	(0.39)	14.59	9.16%		15,484	1.04%		0.56%
12/31/13	10.01	0.06	3.72	3.78	(0.07)	-	(0.07)	13.72	37.82%		12,729	1.05%		0.47%
12/31/12	8.47	0.06	1.53	1.59	(0.05)	-	(0.05)	10.01	18.78%		8,717	1.06%		0.60%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	15%	58%	42%	46%	67%	49%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Total Return Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[n]		Ratio of expenses to average daily net assets after expense waivers[j,n]		Interest expense to average daily net assets[p]	Net investment income (loss) to average daily net assets[n]
Class II
6/30/17[r]	$10.27	$0.10	$0.10	$0.20	$-	$-	$-	$10.47	1.95%	[b]	$403,995	0.61%	[a]	0.60%	[a]	N/A	1.85%	[a]
12/31/16	10.19	0.17	0.09	0.26	(0.18)	-	(0.18)	10.27	2.52%		393,276	0.62%		0.60%		N/A	1.67%
12/31/15	10.64	0.14	(0.11)	0.03	(0.36)	(0.12)	(0.48)	10.19	0.24%		328,928	0.66%		0.60%		N/A	1.32%
12/31/14	10.34	0.13	0.36	0.49	(0.19)	-	(0.19)	10.64	4.75%		403,732	0.70%		0.65%		0.00%[e]	1.27%
12/31/13	10.82	0.13	(0.31)	(0.18)	(0.21)	(0.09)	(0.30)	10.34	(1.63%	)	401,127	0.69%		0.65%		0.00%[e]	1.23%
12/31/12	10.13	0.20	0.70	0.90	(0.21)	-	(0.21)	10.82	8.93%		306,746	0.72%		0.65%		0.00%[e]	1.84%
Service Class I
6/30/17[r]	$10.18	$0.08	$0.11	$0.19	$-	$-	$-	$10.37	1.87%	[b]	$19,826	0.86%	[a]	0.85%	[a]	N/A	1.60%	[a]
12/31/16	10.11	0.15	0.09	0.24	(0.17)	-	(0.17)	10.18	2.30%		19,079	0.87%		0.85%		N/A	1.43%
12/31/15	10.57	0.11	(0.11)	(0.00)[d]	(0.34)	(0.12)	(0.46)	10.11	(0.05%	)	17,161	0.90%		0.85%		N/A	1.09%
12/31/14	10.29	0.10	0.35	0.45	(0.17)	-	(0.17)	10.57	4.43%		14,435	0.95%		0.90%		0.00%[e]	1.00%
12/31/13	10.79	0.10	(0.30)	(0.20)	(0.21)	(0.09)	(0.30)	10.29	(1.85%	)	11,404	0.94%		0.90%		0.00%[e]	1.00%
12/31/12[h]	10.49	0.10	0.41	0.51	(0.21)	-	(0.21)	10.79	4.94%	[b]	5,730	0.97%	[a]	0.90%	[a]	0.00%[a,e]	1.45%	[a]

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	164%	278%	322%	447%[u]	550%[u]	583%[u]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
n	Includes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
r	Unaudited.
u	Excludes Treasury roll transactions. Including these transactions, the portfolio turnover would have been 479%, 574% and 618%, respectively, for the years ended December 31, 2014, December 31, 2013 and December 31, 2012.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are 19 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that

Notes to Financial Statements (Unaudited) (Continued)

causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Notes to Financial Statements (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Focused Equity Fund, Small Company Value Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2017. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2017, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$343,782,855	$6,537,527	*	$-	$350,320,382
Mutual Funds	1,022	-		-	1,022
Short-Term Investments	-	2,413,487		-	2,413,487

Total Investments	$343,783,877	$8,951,014		$-	$352,734,891

Equity Income Fund
Asset Investments
Common Stock	$466,928,498	$19,645,476	*	$-	$486,573,974
Preferred Stock	7,828,973	1,433,830		-	9,262,803
Corporate Debt	-	819,878		-	819,878
Mutual Funds	1,022	-		-	1,022
Short-Term Investments	-	9,347,713		-	9,347,713

Total Investments	$474,758,493	$31,246,897		$-	$506,005,390

Equity Index Fund
Asset Investments
Common Stock	$690,404,828	$-		$-	$690,404,828
Short-Term Investments	-	5,663,902		-	5,663,902

Total Investments	$690,404,828	$5,663,902		$-	$696,068,730

Liability Derivatives
Futures Contracts	$(22,515)	$-		$-	$(22,515)

Foreign Fund
Asset Investments
Common Stock*
Bermuda	$-	$1,443,411		$-	$1,443,411
Brazil	1,542,969	-		-	1,542,969
Canada	8,704,047	-		-	8,704,047
Cayman Islands	3,589,720	7,845,561		-	11,435,281
China	-	11,650,611		-	11,650,611
France	-	41,331,634		-	41,331,634
Germany	3,084,416	44,713,571		-	47,797,987
Hong Kong	-	7,597,687		-	7,597,687
Ireland	-	4,660,837		-	4,660,837
Israel	5,707,163	-		-	5,707,163
Italy	-	5,603,169		-	5,603,169
Japan	-	41,970,297		-	41,970,297

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Foreign Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Luxembourg	$-	$1,959,461		$-	$1,959,461
Netherlands	-	19,464,251		-	19,464,251
Norway	-	7,026,826		-	7,026,826
Portugal	-	3,680,643		-	3,680,643
Republic of Korea	4,085,449	19,609,636		-	23,695,085
Singapore	-	14,302,135		-	14,302,135
Spain	4,489,924	-		-	4,489,924
Sweden	-	2,514,262		-	2,514,262
Switzerland	-	23,302,821		-	23,302,821
Taiwan	-	4,376,022		-	4,376,022
Thailand	-	4,595,747		-	4,595,747
United Kingdom	10,130,043	69,290,853		-	79,420,896
Mutual Funds	3,983,411	-		-	3,983,411
Short-Term Investments	-	11,204,726		-	11,204,726

Total Investments	$45,317,142	$348,144,161		$-	$393,461,303

Fundamental Growth Fund
Asset Investments
Common Stock	$141,970,896	$716,576	*	$-	$142,687,472

Fundamental Value Fund
Asset Investments
Common Stock	$218,364,094	$6,088,917	*	$-	$224,453,011
Short-Term Investments	-	4,148,683		-	4,148,683

Total Investments	$218,364,094	$10,237,600		$-	$228,601,694

Global Fund
Asset Investments
Common Stock*
Austria	$-	$998,501		$-	$998,501
Brazil	-	1,220,506		-	1,220,506
Canada	4,350,926	-		-	4,350,926
Cayman Islands	-	472,578		-	472,578
Czech Republic	-	246,033		-	246,033
Denmark	-	1,959,448		-	1,959,448
France	-	20,192,903		-	20,192,903
Germany	-	16,347,450		-	16,347,450
Ireland	11,589,785	-		-	11,589,785
Israel	2,292,643	-		-	2,292,643
Japan	-	3,291,124		-	3,291,124
Mexico	851,388	-		-	851,388
Netherlands	1,869,593	5,700,111		-	7,569,704
Republic of Korea	-	2,259,438		-	2,259,438
Spain	-	1,869,532		-	1,869,532
Sweden	-	4,568,740		-	4,568,740
Switzerland	-	21,325,240		-	21,325,240
Thailand	-	538,488		-	538,488
United Kingdom	1,525,198	21,425,042		-	22,950,240
United States	116,639,395	-		-	116,639,395

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Global Fund (Continued)
Asset Investments (Continued)
Mutual Funds	$1,772,097	$-		$-	$1,772,097
Short-Term Investments	-	1,269,216		-	1,269,216

Total Investments	$140,891,025	$103,684,350		$-	$244,575,375

Growth & Income Fund
Asset Investments
Common Stock	$126,166,053	$6,753,827	*	$-	$132,919,880
Short-Term Investments	-	1,853,031		-	1,853,031

Total Investments	$126,166,053	$8,606,858		$-	$134,772,911

Income & Growth Fund
Asset Investments
Common Stock	$263,659,855	$25,137,039	*	$-	$288,796,894
Short-Term Investments	-	14,016,957		-	14,016,957

Total Investments	$263,659,855	$39,153,996		$-	$302,813,851

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$6,141,050		$-	$6,141,050
Cayman Islands	4,566,906	-		-	4,566,906
France	-	26,699,711		-	26,699,711
Germany	-	23,270,531		-	23,270,531
India	1,760,344	-		-	1,760,344
Indonesia	-	3,800,694		-	3,800,694
Ireland	3,608,717	-		-	3,608,717
Italy	-	6,130,409		-	6,130,409
Japan	-	10,737,129		-	10,737,129
Mexico	3,316,757	-		-	3,316,757
Netherlands	-	14,529,576		-	14,529,576
Republic of Korea	-	1,161,878		-	1,161,878
Sweden	-	10,110,554		-	10,110,554
Switzerland	-	20,472,435		-	20,472,435
Taiwan	-	498,148		-	498,148
United Kingdom	-	36,389,460		-	36,389,460
Short-Term Investments	-	6,354,403		-	6,354,403

Total Investments	$13,252,724	$166,295,978		$-	$179,548,702

Liability Derivatives
Forward Contracts	$-	$(84,873)		$-	$(84,873)

Large Cap Growth Fund
Asset Investments
Common Stock	$106,440,157	$3,665,736		$-	$110,105,893
Short-Term Investments	-	1,256,052		-	1,256,052

Total Investments	$106,440,157	$4,921,788		$-	$111,361,945

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Managed Volatility Fund
Asset Investments
Common Stock	$183,301,697	$-		$-		$183,301,697
Corporate Debt	-	-		-	+,**	-
Purchased Options	579,198	-		-		579,198
Short-Term Investments	-	2,830,880		-		2,830,880

Total Investments	$183,880,895	$2,830,880		$-		$186,711,775

Liability Derivatives
Written Options	$(2,268,301)	$-		$-		$(2,268,301)

Mid Cap Growth Fund
Asset Investments
Common Stock	$425,755,767	$303,807		$983,986	**	$427,043,560
Preferred Stock	-	-		2,799,821	**	2,799,821
Mutual Funds	28,139,207	-		-		28,139,207
Short-Term Investments	-	20,599,977		-		20,599,977

Total Investments	$453,894,974	$20,903,784		$3,783,807		$478,582,565

Mid Cap Value Fund
Asset Investments
Common Stock	$445,985,733	$4,579,201	*	$-		$450,564,934
Mutual Funds	12,032,354	-		-		12,032,354
Short-Term Investments	-	13,551,441		-		13,551,441

Total Investments	$458,018,087	$18,130,642		$-		$476,148,729

Asset Derivatives
Forward Contracts	$-	$22,737		$-		$22,737

Liability Derivatives
Forward Contracts	$-	$(226,141)		$-		$(226,141)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$202,335,448	$-		$603,964		$202,939,412
Preferred Stock	-	-		1,293,711		1,293,711
Mutual Funds	46,744,344	-		-		46,744,344
Short-Term Investments	-	2,697,827		-		2,697,827

Total Investments	$249,079,792	$2,697,827		$1,897,675		$253,675,294

Total Return Bond Fund
Asset Investments
Bank Loans	$-	$592,573		$-		$592,573
Corporate Debt	-	110,493,887		-		110,493,887
Municipal Obligations	-	6,184,739		-		6,184,739
Non-U.S. Government Agency Obligations	-	59,658,609		-		59,658,609
U.S. Government Agency Obligations and Instrumentalities	-	135,825,686		-		135,825,686
U.S. Treasury Obligations	-	113,043,788		-		113,043,788
Short-Term Investments	-	51,572,745		-		51,572,745

Total Investments	$-	$477,372,027		$-		$477,372,027

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund (Continued)
Asset Derivatives
Forward Contracts	$-	$204,626	$-	$204,626
Futures Contracts	27,480	-	-	27,480
Swap Agreements	-	1,646	-	1,646

Total	$27,480	$206,272	$-	$233,752

Liability Derivatives
Futures Contracts	$(104,432)	$-	$-	$(104,432)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2017 is not presented.
+	Represents a security at $0 value as of June 30, 2017.

The following tables show Fund(s) with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2017.

Statements of Assets and Liabilities location:	Total Return Bond Fund
Receivables from:
Investments sold on a when-issued basis	X
Collateral pledged for open derivative instruments	X

Payables for:
Investments purchased on a when-issued basis	X

Statements of Assets and Liabilities location:	Foreign Fund	Fundamental Growth Fund	Global Fund	Mid Cap Growth Fund	Small Cap Growth Equity Fund	Small Company Value Fund
Due to custodian		X
Securities on loan	X		X	X	X	X

The Funds, with the exception of the Mid Cap Growth Fund, had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2017. The Mid Cap Growth Fund had transfers between levels of the fair value hierarchy during the period ended June 30, 2017; however, none of the transfers individually or collectively had a material impact on the Fund. The Funds recognize transfers between the Levels as of the beginning of the year.

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/16	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Balance as of 6/30/17	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/17
Small Cap Growth Equity Fund
Common Stock	$431,128	$-	$8,474	$40,860	$195,841	$(72,339)	$603,964	$55,825
Preferred Stock	1,879,253	-	234,184	(107,385)	-	(712,341)	1,293,711	(29,169)

	$2,310,381	$-	$242,658	$(66,525)	$195,841	$(784,680)	$1,897,675	$26,656

The Small Cap Growth Equity Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Small Cap Growth Equity Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Small Cap Growth Equity Fund	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Common stock — $603,964
Cloudera, Inc.	$191,899	Market Approach	Parity to Underlying Security	$15.90
			Discount for Lack of Marketability	10%
Docusign, Inc. (Escrow Shares)	-	Worthless	Worthless	-
Dropbox, Inc. Class B	112,992	Market Approach	EV/Multiple	7.10x
			Discount for Lack of Marketability	10%
Telogis, Inc.	255,573	Asset Valuation	Future Cash Distribution	$3.18
Veracode, Inc. (Escrow Shares)	43,500	Asset Valuation	Future Cash Distribution	$4.07
			Discount for Lack of Certainty	20%

Notes to Financial Statements (Unaudited) (Continued)

Small Cap Growth Equity Fund (continued)	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Preferred stock — $1,293,711
Draftkings, Inc. Series D	$34,048	Market Approach	Probability Expected Weighted Return Model
Draftkings, Inc. Series D1	88,532		Merger Probability	0%
			No Merger Probability	100%
MarkLogic Corp. Series F	245,736	Market Approach	EV/Multiple	2.40x
			Discount for Lack of Marketability	10%
Telogis, Inc. Series A	481,843	Asset Valuation	Future Cash Distribution	$4.40
The Honest Company, Inc. Series D	143,522	Market Approach	Probability Expected Weighted Return Model
			IPO Probability	50%
			No IPO Probability	50%
Zuora, Inc., Series F	300,030	Market Approach	EV/Multiple	6.40x
			Discount for Lack of Marketability	10%
Total	$1,897,675

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2017, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	Total Return Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A		A	A
Directional Exposures to Currencies					M

Futures Contracts**
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Substitution for Direct Investment	A				M

Interest Rate Swaps***
Hedging/Risk Management					A
Duration Management					A

Options (Purchased)
Hedging/Risk Management			A

Options (Written)
Hedging/Risk Management			A
Income			A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2017, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Liability Derivatives
Futures Contracts^^	$(22,515)	$-	$-	$(22,515)

Realized Gain (Loss)#
Futures Contracts	$1,149,314	$-	$-	$1,149,314

Change in Appreciation (Depreciation)##
Futures Contracts	$101,603	$-	$-	$101,603

International Equity Fund
Liability Derivatives
Forward Contracts^	$-	$(84,873)	$-	$(84,873)

Realized Gain (Loss)#
Forward Contracts	$-	$251,349	$-	$251,349

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(378,897)	$-	$(378,897)

Managed Volatility Fund
Asset Derivatives
Purchased Options*	$579,198	$-	$-	$579,198

Liability Derivatives
Written Options^	$(2,268,301)	$-	$-	$(2,268,301)

Realized Gain (Loss)#
Purchased Options	$(2,918,022)	$-	$-	$(2,918,022)
Written Options	(5,503,331)	-	-	(5,503,331)

Total Realized Gain (Loss)	$(8,421,353)	$-	$-	$(8,421,353)

Change in Appreciation (Depreciation)##
Purchased Options	$(143,165)	$-	$-	$(143,165)
Written Options	597,638	-	-	597,638

Total Change in Appreciation (Depreciation)	$454,473	$-	$-	$454,473

Mid Cap Value Fund
Asset Derivatives
Forward Contracts*	$-	$22,737	$-	$22,737

Liability Derivatives
Forward Contracts^	$-	$(226,141)	$-	$(226,141)

Realized Gain (Loss)#
Forward Contracts	$-	$(498,994)	$-	$(498,994)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(129,090)	$-	$(129,090)

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Forward Contracts*	$-	$204,626	$-	$204,626
Futures Contracts^^	-	-	27,480	27,480
Swap Agreements^^,^^^	-	-	1,646	1,646

Total Value	$-	$204,626	$29,126	$233,752

Liability Derivatives
Futures Contracts^^	$-	$-	$(104,432)	$(104,432)

Realized Gain (Loss)#
Forward Contracts	$-	$(504,189)	$-	$(504,189)
Futures Contracts	-	-	235,447	235,447

Total Realized Gain (Loss)	$-	$(504,189)	$235,447	$(268,742)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(160,057)	$-	$(160,057)
Futures Contracts	-	-	(15,885)	(15,885)
Swap Agreements	-	-	1,646	1,646

Total Change in Appreciation (Depreciation)	$-	$(160,057)	$(14,239)	$(174,296)

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts, or written options outstanding, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
^^^	Represents centrally cleared swaps which are not subject to a master netting agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, swap agreements, written options, or translation of assets and liabilities in foreign currencies, as applicable.

For the period ended June 30, 2017, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Equity Index Fund	91	$-	$-	-	-
International Equity Fund	-	3,907,974	-	-	-
Managed Volatility Fund	-	-	-	771	771
Mid Cap Value Fund	-	15,451,268	-	-	-
Total Return Bond Fund	335	14,843,095	2,130,000	-	-

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, and shares/units outstanding for purchased options and written options, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2017.

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of June 30, 2017.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Total Retun Bond Fund
Goldman Sachs International	$204,626	$-	$-	$204,626

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of June 30, 2017.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
International Equity Fund
State Street Bank and Trust	$(84,873)	$-	$-	$(84,873)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2017, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to

Notes to Financial Statements (Unaudited) (Continued)

the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2017. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
International Equity Fund
Contract to Deliver
CHF	1,819,000	State Street Bank and Trust*	09/20/17	$1,821,386	$(84,873)

Mid Cap Value Fund
Contracts to Buy
CAD	216,256	Morgan Stanley & Co.	09/29/17	$166,705	$281

EUR	177,140	UBS AG	09/29/17	203,352	(115)

				$370,057	$166

Contracts to Deliver
JPY	316,736,172	Credit Suisse International	09/29/17	$2,849,128	$22,456

CAD	9,011,423	Morgan Stanley & Co.	09/29/17	6,818,405	(139,911)

EUR	3,590,366	UBS AG	09/29/17	4,033,202	(86,115)

				$13,700,735	$(203,570)

Total Return Bond Fund
Contracts to Deliver
JPY	70,000,000	Goldman Sachs International*	07/18/17	$643,880	$21,176
JPY	720,000,000	Goldman Sachs International*	08/07/17	6,481,815	71,567
JPY	1,020,000,000	Goldman Sachs International*	09/25/17	9,212,969	111,883

				$16,338,664	$204,626

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
*	Contracts are subject to an MNA.

Notes to Financial Statements (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at June 30, 2017:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Equity Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	09/15/17	50	$6,052,250	$(22,515)

Total Return Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	09/29/17	202	$43,654,094	$(61,241)
U.S. Treasury Note 5 Year	09/29/17	70	8,248,516	(19,529)
90 Day Eurodollar	12/18/17	110	27,094,375	(23,662)

				$(104,432)

Futures Contracts — Short
90 Day Eurodollar	12/17/18	110	$(27,005,000)	$27,480

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or

Notes to Financial Statements (Unaudited) (Continued)

“swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap transactions at June 30, 2017. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Total Return Bond Fund*
Interest Rate Swaps
Centrally Cleared Swaps
	USD	2,130,000	6/30/19	Fixed 1.602%	3-Month USD-LIBOR-BBA	$1,646	$-	$1,646

USD	U.S. Dollar
*	Collateral for swap agreements held by Citibank N.A. amounted to $9,488 in cash at June 30, 2017.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund

Notes to Financial Statements (Unaudited) (Continued)

may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at June 30, 2017:

	Units	Expiration Date	Description	Premiums Received	Value
Managed Volatility Fund
	83	7/14/17	S&P 500 Index Call, Strike 2,450.00	$128,442	$30,295
	79	7/21/17	S&P 500 Index Call, Strike 2,390.00	314,230	394,605
	86	7/21/17	S&P 500 Index Call, Strike 2,400.00	326,585	326,800
	86	7/21/17	S&P 500 Index Call, Strike 2,425.00	274,985	162,540
	86	7/28/17	S&P 500 Index Call, Strike 2,440.00	177,913	122,120
	85	8/18/17	S&P 500 Index Call, Strike 2,375.00	552,288	601,375
	87	8/18/17	S&P 500 Index Call, Strike 2,425.00	391,283	260,826
	77	8/18/17	S&P 500 Index Call, Strike 2,450.00	176,908	127,820
	84	9/15/17	S&P 500 Index Call, Strike 2,450.00	298,326	241,920

				$2,640,960	$2,268,301

Notes to Financial Statements (Unaudited) (Continued)

Transactions in written option contracts during the period ended June 30, 2017, were as follows:

	Number of Contracts	Premiums Received
Managed Volatility Fund
Options outstanding at December 31, 2016	804	$3,199,761
Options written	3,689	10,411,389
Options terminated in closing purchase transactions	(3,740)	(10,970,190)

Options outstanding at June 30, 2017	753	$2,640,960

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the

Notes to Financial Statements (Unaudited) (Continued)

borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2017, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the

Notes to Financial Statements (Unaudited) (Continued)

Borrower of the securities fail financially. Pursuant to the Lending Agreement, the agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2017, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2017.

The Funds employ the agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or Borrower, respectively. For the period ended June 30, 2017, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Foreign Fund	$103,970	$21,569	$82,401
Global Fund	13,766	2,997	10,769
International Equity Fund	45,059	9,051	36,008
Mid Cap Growth Fund	90,801	18,134	72,667
Small Cap Growth Equity Fund	71,367	14,293	57,074
Small Company Value Fund	15,206	3,033	12,173

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Financial Statements (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

Each of the Foreign Fund and the International Equity Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of all other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objective, policies, and investment strategies.

Notes to Financial Statements (Unaudited) (Continued)

The Funds’ subadvisory fees are paid by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Blue Chip Growth Fund	0.75% on the first $400 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $400 million
Equity Income Fund	0.75% on the first $500 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $500 million
Equity Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Focused Equity Fund*	0.70% on the first $250 million; and	Wellington Management Company LLP
0.60% on any excess over $250 million
Foreign Fund	0.89% on the first $500 million; and	Templeton Investment Counsel, LLC
0.85% on any excess over $500 million
Fundamental Growth Fund	0.62% on the first $250 million; and	Wellington Management Company LLP
0.60% on any excess over $250 million
Fundamental Value Fund	0.60% on the first $500 million; and	Wellington Management Company LLP
0.575% on any excess over $500 million
Global Fund	0.60% on the first $500 million; and	Massachusetts Financial Services Company
0.55% on any excess over $500 million
Growth & Income Fund	0.50% on the first $500 million; and	Massachusetts Financial Services Company
0.475% on any excess over $500 million
Income & Growth Fund	0.65% on the first $500 million; and	BlackRock Investment Management, LLC
0.60% on any excess over $500 million
International Equity Fund	0.80% on the first $250 million; and	Harris Associates L.P.
0.75% on any excess over $250 million
Large Cap Growth Fund	0.65% on the first $500 million; and	Loomis, Sayles & Company, L.P.
0.60% on any excess over $500 million
Managed Volatility Fund	0.75% on the first $500 million; and	Gateway Investment Advisers, LLC
0.70% on any excess over $500 million
Mid Cap Growth Fund	0.77% on the first $500 million; and	T. Rowe Price Associates, Inc.
0.75% on any excess over $500 million
Mid Cap Value Fund	0.84% on the first $500 million; and	American Century Investment Management, Inc.
0.80% on any excess over $500 million
Small Cap Growth Equity Fund	1.04% on the first $200 million; and	Wellington Management Company LLP
1.00% on any excess over $200 million
Small Company Value Fund	0.80% on the first $150 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $150 million
Small/Mid Cap Value Fund	0.75% on the first $500 million; and	AllianceBernstein L.P.
0.70% on any excess over $500 million
Total Return Bond Fund	0.40% on the first $500 million; and	Metropolitan West Asset Management, LLC
0.38% on any excess over $500 million

*	Effective May 1, 2017, Wellington Management Company LLP replaced Harris Associates L.P. as subadviser to the Fund.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

For the Equity Index Fund, Focused Equity Fund, Fundamental Growth Fund, Fundamental Value Fund, Global Fund, International Equity Fund, Small Company Value Fund, and Total Return Bond Fund, under a separate Administrative and Shareholder Services Agreement between the Funds and MML Advisers, MML Advisers is obligated to provide all necessary administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Class III	Service Class I
Equity Index Fund	0.30%	0.15%	None	0.30%
Focused Equity Fund	N/A	0.15%	N/A	0.15%
Fundamental Growth Fund	N/A	0.15%	N/A	0.15%
Fundamental Value Fund	N/A	0.15%	N/A	0.15%
Global Fund	0.15%	0.15%	N/A	0.15%
International Equity Fund	N/A	0.15%	N/A	0.15%
Small Company Value Fund	N/A	0.15%	N/A	0.15%
Total Return Bond Fund	N/A	0.15%	N/A	0.15%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
Fundamental Growth Fund*	0.85%	1.10%
International Equity Fund*	1.00%	1.25%
Total Return Bond Fund*	0.60%	0.85%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2018.

MML Advisers has agreed to voluntarily waive 0.03% of the advisory fee of the Equity Income Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has agreed to voluntarily waive 0.05% of the advisory fee of the Small Company Value Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2017, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Blue Chip Growth Fund	$1,017
Equity Income Fund	1,356
Foreign Fund	3
Fundamental Growth Fund	7
Global Fund	172
Growth & Income Fund	1,562
Income & Growth Fund	157
Large Cap Growth Fund	56
Managed Volatility Fund	333
Mid Cap Growth Fund	3,019
Small Cap Growth Equity Fund	1,845
Small Company Value Fund	543
Small/Mid Cap Value Fund	4,618

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

Elaine A. Sarsynski resigned as a Trustee of the Trust effective as of February 1, 2017. Teresa Hassara became a Trustee of the Trust effective as of June 6, 2017.

Notes to Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2017, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blue Chip Growth Fund	$-	$46,488,989	$-	$139,780,841
Equity Income Fund	-	66,437,159	-	71,702,964
Equity Index Fund	-	108,113,099	-	10,182,165
Focused Equity Fund	-	82,129,627	-	157,442,472
Foreign Fund	-	21,125,996	-	33,340,653
Fundamental Growth Fund	-	27,182,035	-	72,964,795
Fundamental Value Fund	-	23,768,529	-	42,823,882
Global Fund	-	12,791,003	-	48,859,493
Growth & Income Fund	-	8,886,851	-	14,667,829
Income & Growth Fund	-	59,416,799	-	52,355,260
International Equity Fund	-	41,831,621	-	39,667,459
Large Cap Growth Fund	-	94,748	-	13,613,612
Managed Volatility Fund	-	2,597,661	-	15,397,816
Mid Cap Growth Fund	-	63,819,315	-	95,598,250
Mid Cap Value Fund	-	85,321,972	-	109,334,240
Small Cap Growth Equity Fund	-	80,580,116	-	94,098,633
Small Company Value Fund	-	5,793,474	-	7,732,564
Small/Mid Cap Value Fund	-	32,408,636	-	49,852,137
Total Return Bond Fund	626,609,823	52,685,446	640,479,899	39,567,911

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016

	Shares	Amount	Shares	Amount

Blue Chip Growth Fund Initial Class
Sold	706,635	$10,994,307	1,829,690	$26,464,359
Issued as reinvestment of dividends	-	-	3,178,098	44,016,658
Redeemed	(7,021,094)	(108,712,390)	(5,822,807)	(84,697,374)

Net increase (decrease)	(6,314,459)	$(97,718,083)	(815,019)	$(14,216,357)

Blue Chip Growth Fund Service Class
Sold	434,609	$6,623,222	843,322	$11,915,061
Issued as reinvestment of dividends	-	-	408,070	5,513,029
Redeemed	(198,328)	(3,006,778)	(516,842)	(7,327,640)

Net increase (decrease)	236,281	$3,616,444	734,550	$10,100,450

Equity Income Fund Initial Class
Sold	3,122,186	$38,165,683	1,822,027	$20,681,583
Issued as reinvestment of dividends	-	-	4,457,802	48,991,248
Redeemed	(3,734,789)	(45,071,564)	(7,467,353)	(84,435,481)

Net increase (decrease)	(612,603)	$(6,905,881)	(1,187,524)	$(14,762,650)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016

	Shares	Amount	Shares	Amount

Equity Income Fund Service Class
Sold	409,838	$4,918,119	823,658	$9,374,307
Issued as reinvestment of dividends	-	-	746,940	8,141,646
Redeemed	(606,952)	(7,221,389)	(570,439)	(6,484,581)

Net increase (decrease)	(197,114)	$(2,303,270)	1,000,159	$11,031,372

Equity Index Fund Class I
Sold	99,901	$2,797,224	195,781	$5,000,396
Issued as reinvestment of dividends	-	-	107,635	2,760,846
Redeemed	(362,857)	(10,183,905)	(816,790)	(20,848,027)

Net increase (decrease)	(262,956)	$(7,386,681)	(513,374)	$(13,086,785)

Equity Index Fund Class II
Sold	496,068	$13,891,713	530,976	$13,600,841
Issued as reinvestment of dividends	-	-	273,077	7,004,425
Redeemed	(583,800)	(16,407,954)	(828,193)	(20,989,328)

Net increase (decrease)	(87,732)	$(2,516,241)	(24,140)	$(384,062)

Equity Index Fund Class III
Sold	3,464,359	$95,343,796	3,454,116	$91,463,486
Issued as reinvestment of dividends	-	-	302,119	7,740,287
Redeemed	(330,801)	(9,383,388)	(178,330)	(4,513,366)

Net increase (decrease)	3,133,558	$85,960,408	3,577,905	$94,690,407

Equity Index Fund Service Class I
Sold	95,932	$2,604,946	171,504	$4,242,101
Issued as reinvestment of dividends	-	-	63,228	1,580,076
Redeemed	(110,209)	(2,988,593)	(203,834)	(4,947,697)

Net increase (decrease)	(14,277)	$(383,647)	30,898	$874,480

Focused Equity Fund Class II
Sold	296,027	$4,191,695	842,595	$10,160,682
Issued as reinvestment of dividends	-	-	974,312	11,808,665
Redeemed	(5,890,465)	(83,253,755)	(4,185,139)	(52,228,414)

Net increase (decrease)	(5,594,438)	$(79,062,060)	(2,368,232)	$(30,259,067)

Focused Equity Fund Service Class I
Sold	138,531	$1,939,729	85,127	$1,035,236
Issued as reinvestment of dividends	-	-	40,044	482,130
Redeemed	(64,135)	(901,534)	(186,584)	(2,232,873)

Net increase (decrease)	74,396	$1,038,195	(61,413)	$(715,507)

Foreign Fund Initial Class
Sold	1,458,267	$14,802,968	4,766,959	$44,140,856
Issued as reinvestment of dividends	-	-	721,750	6,733,929
Redeemed	(3,122,382)	(31,719,209)	(5,117,276)	(47,134,979)

Net increase (decrease)	(1,664,115)	$(16,916,241)	371,433	$3,739,806

Foreign Fund Service Class
Sold	43,138	$432,209	113,772	$1,038,692
Issued as reinvestment of dividends	-	-	20,806	193,084
Redeemed	(121,378)	(1,222,748)	(252,633)	(2,300,078)

Net increase (decrease)	(78,240)	$(790,539)	(118,055)	$(1,068,302)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016

	Shares	Amount	Shares	Amount

Fundamental Growth Fund Class II
Sold	425,784	$5,303,480	1,199,321	$14,211,982
Issued as reinvestment of dividends	-	-	1,903,133	21,600,562
Redeemed	(4,314,956)	(53,955,083)	(3,258,560)	(38,379,284)

Net increase (decrease)	(3,889,172)	$(48,651,603)	(156,106)	$(2,566,740)

Fundamental Growth Fund Service Class I
Sold	77,611	$958,843	134,103	$1,564,543
Issued as reinvestment of dividends	-	-	38,353	430,695
Redeemed	(32,059)	(397,245)	(32,918)	(388,876)

Net increase (decrease)	45,552	$561,598	139,538	$1,606,362

Fundamental Value Fund Class II
Sold	1,319,723	$20,253,354	2,062,479	$27,882,168
Issued as reinvestment of dividends	-	-	1,391,644	19,608,258
Redeemed	(2,564,873)	(38,947,567)	(3,561,951)	(51,188,268)

Net increase (decrease)	(1,245,150)	$(18,694,213)	(107,828)	$(3,697,842)

Fundamental Value Fund Service Class I
Sold	135,324	$2,036,232	171,789	$2,410,217
Issued as reinvestment of dividends	-	-	48,204	671,970
Redeemed	(48,795)	(733,664)	(132,120)	(1,868,524)

Net increase (decrease)	86,529	$1,302,568	87,873	$1,213,663

Global Fund Class I
Sold	377,551	$4,728,998	2,598,743	$29,871,905
Issued as reinvestment of dividends	-	-	1,719,683	20,068,702
Redeemed	(3,553,974)	(44,938,040)	(4,521,059)	(53,115,062)

Net increase (decrease)	(3,176,423)	$(40,209,042)	(202,633)	$(3,174,455)

Global Fund Class II
Sold	26,639	$338,589	83,397	$996,780
Issued as reinvestment of dividends	-	-	115,847	1,376,262
Redeemed	(90,482)	(1,150,990)	(188,416)	(2,259,699)

Net increase (decrease)	(63,843)	$(812,401)	10,828	$113,343

Global Fund Service Class I
Sold	151,636	$1,857,897	288,887	$3,365,358
Issued as reinvestment of dividends	-	-	91,432	1,058,779
Redeemed	(117,149)	(1,470,458)	(233,534)	(2,653,374)

Net increase (decrease)	34,487	$387,439	146,785	$1,770,763

Growth & Income Fund Initial Class
Sold	66,170	$1,010,260	83,218	$1,108,925
Issued as reinvestment of dividends	-	-	77,520	1,079,085
Redeemed	(533,498)	(8,146,559)	(998,028)	(13,418,679)

Net increase (decrease)	(467,328)	$(7,136,299)	(837,290)	$(11,230,669)

Growth & Income Fund Service Class
Sold	152,397	$2,315,128	331,928	$4,463,523
Issued as reinvestment of dividends	-	-	12,363	171,221
Redeemed	(102,490)	(1,549,956)	(133,828)	(1,798,978)

Net increase (decrease)	49,907	$765,172	210,463	$2,835,766

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016

	Shares	Amount	Shares	Amount

Income & Growth Fund Initial Class
Sold	2,506,209	$30,953,129	3,182,082	$34,660,334
Issued as reinvestment of dividends	-	-	2,288,205	25,307,549
Redeemed	(2,049,843)	(24,984,393)	(3,264,374)	(37,162,575)

Net increase (decrease)	456,366	$5,968,736	2,205,913	$22,805,308

Income & Growth Fund Service Class
Sold	218,847	$2,644,854	371,022	$4,206,923
Issued as reinvestment of dividends	-	-	168,049	1,841,818
Redeemed	(131,326)	(1,584,254)	(285,123)	(3,271,760)

Net increase (decrease)	87,521	$1,060,600	253,948	$2,776,981

International Equity Fund Class II
Sold	1,520,978	$15,691,244	1,971,894	$17,061,558
Issued as reinvestment of dividends	-	-	419,628	3,642,368
Redeemed	(1,390,122)	(14,056,828)	(4,857,377)	(43,062,552)

Net increase (decrease)	130,856	$1,634,416	(2,465,855)	$(22,358,626)

International Equity Fund Service Class I
Sold	98,159	$1,019,826	48,207	$424,819
Issued as reinvestment of dividends	-	-	2,580	22,321
Redeemed	(23,805)	(241,801)	(108,685)	(935,487)

Net increase (decrease)	74,354	$778,025	(57,898)	$(488,347)

Large Cap Growth Fund Initial Class
Sold	553,649	$6,478,937	1,278,788	$14,028,042
Issued as reinvestment of dividends	-	-	1,498,948	16,278,575
Redeemed	(1,755,906)	(20,524,192)	(11,384,877)	(123,856,300)

Net increase (decrease)	(1,202,257)	$(14,045,255)	(8,607,141)	$(93,549,683)

Large Cap Growth Fund Service Class
Sold	90,292	$1,050,400	81,402	$891,887
Issued as reinvestment of dividends	-	-	29,777	316,827
Redeemed	(31,113)	(363,503)	(69,781)	(749,495)

Net increase (decrease)	59,179	$686,897	41,398	$459,219

Managed Volatility Fund Initial Class
Sold	484,819	$5,844,540	611,322	$7,531,963
Issued as reinvestment of dividends	-	-	2,741,867	31,583,234
Redeemed	(980,171)	(11,797,076)	(1,816,708)	(23,703,734)

Net increase (decrease)	(495,352)	$(5,952,536)	1,536,481	$15,411,463

Managed Volatility Fund Service Class
Sold	127,161	$1,521,657	205,968	$2,692,032
Issued as reinvestment of dividends	-	-	585,189	6,691,391
Redeemed	(162,731)	(1,942,923)	(333,962)	(4,391,787)

Net increase (decrease)	(35,570)	$(421,266)	457,195	$4,991,636

Mid Cap Growth Fund Initial Class
Sold	384,674	$5,989,374	1,110,396	$16,404,679
Issued as reinvestment of dividends	-	-	3,283,291	47,049,556
Redeemed	(2,100,885)	(32,832,861)	(4,029,757)	(60,608,550)

Net increase (decrease)	(1,716,211)	$(26,843,487)	363,930	$2,845,685

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016

	Shares	Amount	Shares	Amount

Mid Cap Growth Fund Service Class
Sold	360,236	$5,469,276	556,668	$8,058,126
Issued as reinvestment of dividends	-	-	666,919	9,296,846
Redeemed	(329,073)	(4,999,522)	(533,707)	(7,680,021)

Net increase (decrease)	31,163	$469,754	689,880	$9,674,951

Mid Cap Value Fund Initial Class
Sold	1,233,585	$15,082,768	1,763,938	$19,370,422
Issued as reinvestment of dividends	-	-	4,436,936	48,717,562
Redeemed	(3,099,316)	(37,489,877)	(9,309,783)	(105,641,591)

Net increase (decrease)	(1,865,731)	$(22,407,109)	(3,108,909)	$(37,553,607)

Mid Cap Value Fund Service Class
Sold	474,892	$5,685,245	736,023	$8,348,539
Issued as reinvestment of dividends	-	-	400,965	4,346,455
Redeemed	(398,556)	(4,742,445)	(444,687)	(4,956,685)

Net increase (decrease)	76,336	$942,800	692,301	$7,738,309

Small Cap Growth Equity Fund Initial Class
Sold	274,901	$3,706,149	816,707	$10,463,524
Issued as reinvestment of dividends	-	-	2,665,580	32,147,623
Redeemed	(1,544,994)	(20,740,886)	(2,841,442)	(36,327,899)

Net increase (decrease)	(1,270,093)	$(17,034,737)	640,845	$6,283,248

Small Cap Growth Equity Fund Service Class
Sold	79,731	$1,023,184	125,182	$1,542,294
Issued as reinvestment of dividends	-	-	190,406	2,198,947
Redeemed	(69,278)	(881,564)	(119,127)	(1,432,928)

Net increase (decrease)	10,453	$141,620	196,461	$2,308,313

Small Company Value Fund Class II
Sold	114,842	$1,980,897	314,449	$4,852,846
Issued as reinvestment of dividends	-	-	799,296	12,181,265
Redeemed	(341,978)	(5,891,686)	(1,883,020)	(29,995,687)

Net increase (decrease)	(227,136)	$(3,910,789)	(769,275)	$(12,961,576)

Small Company Value Fund Service Class I
Sold	201,787	$3,385,708	193,177	$2,982,699
Issued as reinvestment of dividends	-	-	107,235	1,597,806
Redeemed	(109,328)	(1,833,397)	(124,129)	(1,919,145)

Net increase (decrease)	92,459	$1,552,311	176,283	$2,661,360

Small/Mid Cap Value Fund Initial Class
Sold	688,188	$9,243,894	1,016,666	$11,162,219
Issued as reinvestment of dividends	-	-	1,182,234	14,151,337
Redeemed	(1,739,170)	(23,272,319)	(3,593,861)	(43,329,832)

Net increase (decrease)	(1,050,982)	$(14,028,425)	(1,394,961)	$(18,016,276)

Small/Mid Cap Value Fund Service Class
Sold	165,901	$2,203,303	174,099	$2,111,665
Issued as reinvestment of dividends	-	-	95,585	1,135,556
Redeemed	(152,943)	(2,028,474)	(193,927)	(2,306,575)

Net increase (decrease)	12,958	$174,829	75,757	$940,646

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016

	Shares	Amount	Shares	Amount
Total Return Bond Fund Class II
Sold	2,826,954	$29,231,116	9,918,042	$103,634,335
Issued as reinvestment of dividends	-	-	557,268	5,873,606
Redeemed	(2,568,219)	(26,617,179)	(4,445,964)	(46,473,766)

Net increase (decrease)	258,735	$2,613,937	6,029,346	$63,034,175

Total Return Bond Fund Service Class I
Sold	238,870	$2,452,728	723,394	$7,489,748
Issued as reinvestment of dividends	-	-	31,915	333,516
Redeemed	(201,980)	(2,073,420)	(577,333)	(5,957,325)

Net increase (decrease)	36,890	$379,308	177,976	$1,865,939

6.	Federal Income Tax Information

At June 30, 2017, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$220,991,752	$134,581,162	$(2,838,023)	$131,743,139
Equity Income Fund	400,533,138	116,938,807	(11,466,555)	105,472,252
Equity Index Fund	441,050,140	262,741,217	(7,722,627)	255,018,590
Focused Equity Fund	67,465,767	2,972,772	(812,393)	2,160,379
Foreign Fund	350,206,553	65,977,503	(22,722,753)	43,254,750
Fundamental Growth Fund	117,006,946	27,313,765	(1,633,239)	25,680,526
Fundamental Value Fund	178,318,919	57,365,610	(7,082,835)	50,282,775
Global Fund	195,480,663	52,787,166	(3,692,454)	49,094,712
Growth & Income Fund	90,411,064	45,518,966	(1,157,119)	44,361,847
Income & Growth Fund	248,357,510	59,158,257	(4,701,916)	54,456,341
International Equity Fund	158,167,195	24,889,950	(3,508,443)	21,381,507
Large Cap Growth Fund	88,129,521	24,716,851	(1,484,427)	23,232,424
Managed Volatility Fund	146,936,491	48,014,965	(8,239,681)	39,775,284
Mid Cap Growth Fund	346,056,346	136,930,373	(4,404,154)	132,526,219
Mid Cap Value Fund	416,238,910	73,640,440	(13,730,621)	59,909,819
Small Cap Growth Equity Fund	223,438,197	35,632,944	(5,395,847)	30,237,097
Small Company Value Fund	80,854,960	30,538,751	(2,220,046)	28,318,705
Small/Mid Cap Value Fund	183,362,355	42,642,776	(8,195,332)	34,447,444
Total Return Bond Fund	475,921,515	5,683,438	(4,232,926)	1,450,512

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2016, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

	Expiring 2017	Expiring 2018
Foreign Fund	$5,029,961	$4,482,917
Growth & Income Fund	14,247,716	-

Net capital loss carryforwards for the Fund(s) shown in the table above are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

At December 31, 2016, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Foreign Fund	$419,005	$10,106,869
Managed Volatility Fund	4,898,382	-
International Equity Fund	1,598,914	11,040,436
Total Return Bond Fund	847,048	-

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Blue Chip Growth Fund	$694,802	$48,834,885	$-
Equity Income Fund	9,291,436	47,841,458	-
Equity Index Fund	8,411,169	10,674,465	-
Focused Equity Fund	2,825,171	9,465,624	-
Foreign Fund	6,927,013	-	-
Fundamental Growth Fund	1,183,093	20,848,164	-
Fundamental Value Fund	4,256,760	16,023,468	-
Global Fund	3,088,772	19,414,971	-
Growth & Income Fund	1,250,306	-	-
Income & Growth Fund	5,016,926	22,132,441	-
International Equity Fund	3,664,689	-	-
Large Cap Growth Fund	231,013	16,364,389	-
Managed Volatility Fund	3,180,298	35,094,327	-
Mid Cap Growth Fund	1,790,170	54,556,232	-
Mid Cap Value Fund	18,837,469	34,226,548	-
Small Cap Growth Equity Fund	-	34,346,570	-
Small Company Value Fund	604,802	13,174,269	-
Small/Mid Cap Value Fund	1,871,211	13,415,682	-
Total Return Bond Fund	6,207,122	-	-

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2016:

Amount
Foreign Fund	$632,455
International Equity Fund	317,487

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2016, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, premium amortization accruals, passive foreign investment companies, non-taxable dividends basis adjustments, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$17,808	$31,249,799	$(50,979)	$115,532,743
Equity Income Fund	11,628,514	32,345,971	(78,673)	103,873,724
Equity Index Fund	9,164,474	18,152,735	(99,387)	202,648,360
Focused Equity Fund	3,204,744	11,024,918	(15,264)	26,179,542
Foreign Fund	8,049,996	(20,038,752)	(56,235)	1,394,673
Fundamental Growth Fund	1,392,041	14,042,026	(19,751)	22,444,752
Fundamental Value Fund	4,677,306	15,548,054	(24,073)	51,610,103
Global Fund	2,924,147	18,100,319	(23,015)	31,984,018
Growth & Income Fund	1,301,691	(14,247,716)	(28,088)	35,216,502
Income & Growth Fund	5,928,691	19,941,135	(31,256)	52,289,972
International Equity Fund	2,912,997	(12,639,350)	(8,547)	(2,082,920)
Large Cap Growth Fund	5,221,196	22,755,665	(25,374)	8,065,593
Managed Volatility Fund	2,352,607	(4,898,382)	650,323	28,244,010
Mid Cap Growth Fund	2,177,025	41,973,718	(58,260)	103,711,923
Mid Cap Value Fund	12,221,631	23,631,517	(71,527)	62,782,503
Small Cap Growth Equity Fund	75,028	7,965,966	(47,473)	18,097,559
Small Company Value Fund	646,518	11,796,107	(13,060)	29,157,874
Small/Mid Cap Value Fund	1,443,012	12,912,946	(34,434)	40,843,466
Total Return Bond Fund	8,677,152	(847,048)	(39,946)	(5,606,958)

The Funds did not have any unrecognized tax benefits at June 30, 2017, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2017, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this

Notes to Financial Statements (Unaudited) (Continued)

would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management is still evaluating the impact of the Rule; however, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that each Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impact of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on each Fund’s financial position or its results of operations.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

10.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2017, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in March 2017, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), approved a new subadvisory agreement (“New Subadvisory Agreement”) with Wellington Management Company LLP (“Wellington Management”) for the Focused Equity Fund. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Subadvisory Agreement. In all of their deliberations, the Trustees were advised by independent counsel.

In reviewing the New Subadvisory Agreement, the Independent Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) Wellington Management and its personnel with responsibilities for providing services to the Focused Equity Fund; (ii) the terms of the New Subadvisory Agreement; (iii) the scope and quality of services that Wellington Management will provide under the New Subadvisory Agreement; (iv) the historical investment performance track record of Wellington Management; and (v) the fee payable to Wellington Management by MML Advisers for the Focused Equity Fund and the effect of such fee on the profitability to MML Advisers.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Subadvisory Agreement; (ii) MML Advisers’ projected level of profitability due to the New Subadvisory Agreement was not excessive and the subadvisory fee amount under the New Subadvisory Agreement is fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of Wellington Management appear well suited to the Focused Equity Fund, given its investment objectives and policies; and (iv) the terms of the New Subadvisory Agreement are fair and reasonable with respect to the Focused Equity Fund and are in the best interests of the Focused Equity Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the New Subadvisory Agreement.

The New Subadvisory Agreement became effective on May 1, 2017.

Also at their meeting in March 2017, the Trustees, including the Independent Trustees, reviewed and approved a proposal to make changes to the existing subadvisory agreement between MML Advisers and T. Rowe Price Associates, Inc. (“T. Rowe Price”) for the Equity Income Fund in order to allow for the aggregation of assets across other funds subadvised by T. Rowe Price and to add language applicable to future breakpoints to the fees paid by MML Advisers to T. Rowe Price. In arriving at their decision, the Trustees discussed the fees payable to T. Rowe Price for the Equity Income Fund by MML Advisers and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected level of profitability due to the amended subadvisory agreement (the “Amended Agreement”) was not excessive and the subadvisory fee amount under the Amended Agreement was fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

Other Information (Unaudited) (Continued)

The Amended Agreement became effective on March 28, 2017.

Prior to the votes being taken to approve the New Subadvisory Agreement and Amended Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of the contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

At their meetings in May and June 2017, the Contract Committee (the “Committee”) and the Trustees, including the Independent Trustees, re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blue Chip Growth Fund, Equity Income Fund, Equity Index Fund, Focused Equity Fund, Foreign Fund, Fundamental Growth Fund, Fundamental Value Fund, Global Fund, Growth & Income Fund, Income & Growth Fund, International Equity Fund, Large Cap Growth Fund, Managed Volatility Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Equity Fund, Small Company Value Fund, Small/Mid Cap Value Fund, and Total Return Bond Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibility for providing services to the respective Fund and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2016. The three-year periods do not apply for any Fund that does not yet have a three-year performance history. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of a number of Funds, total net expense information showed the Funds to be in the first or second comparative quartile of their peer groups (least expensive), and performance information showed the Funds to have had first or second comparative quartile investment performance in their performance categories for the most recent one- and three-year periods. These Funds included the Global Fund, Small/ Mid Cap Value Fund, Income & Growth Fund, Mid Cap Growth Fund, Equity Index Fund, and Managed Volatility Fund. The Committee determined that no further consideration of these Funds was required at this time.

Other Information (Unaudited) (Continued)

The Committee noted the following expense considerations in respect of specific Funds that had achieved performance in the top two comparative quartiles:

•	Mid Cap Value Fund – The Committee considered that the Fund’s relative performance was in the first decile for the three-year period and the first comparative quartile for the one-year period (4th and 20th percentiles, respectively). They noted that the Fund’s total net expense ratio, at the 58th percentile, was 3 basis points above the peer group median. They considered MML Advisers’ statement that, although the Fund’s net advisory fee was in the fourth comparative quartile (86th percentile), 10 basis points above peer group median, services provided for that fee include administrative service fees (which are used in part to provide shareholder services) in addition to advisory fees, and that, if those administrative service fees were charged separately, the Fund’s net advisory fee would compare more favorably to the Funds’ peers.

•	Small Company Value Fund, Fundamental Growth Fund, and International Equity Fund, – The Committee noted that each of these Funds had achieved performance in the first comparative quartile for the one- and three-year periods (as applicable), except for the Fundamental Growth Fund, which achieved performance in the second comparative quartile for the one- and three-year periods (36th and 29th percentiles, respectively). The Committee noted, as well, that, although each Fund had total net expenses in the third comparative quartile (other than the Small Company Value Fund, whose total net expenses were in the fourth comparative quartile), each had a net advisory fee in the first or second comparative quartile. The Committee considered MML Advisers’ statement that, in each case, administrative service fees paid by the Funds to support shareholder servicing contributed significantly to the high relative net total expense ratio.

The Committee considered information regarding the Funds with total net expense ratios in the first or second comparative quartiles that had underperformed in recent periods compared to their peers.

•	Blue Chip Growth Fund – The Committee noted that the Fund has total net expenses in the second comparative quartile (39th percentile). The Committee considered MML Advisers’ statement that, although the Fund’s net advisory fee was in the third comparative quartile (73rd percentile), 8 basis points above peer group median, services provided for that fee include administrative service fees (which are used in part to provide shareholder services) in addition to advisory fees, and that, if those administrative service fees were charged separately, the Fund’s net advisory fee would compare more favorably to the Fund’s peers. They considered MML Advisers’ statement that the Fund achieved second comparative quartile performance (30th percentile) for the three-year period, although it underperformed for the one-year period (69th percentile) due to its growth focus.

•	Growth & Income Fund – The Committee considered MML Advisers’ statements that, although the Fund’s performance, which was in the fourth comparative quartile for the one- and three-year periods (76th percentile in each case), was adversely affected in 2016 by the subadviser’s growth orientation, the performance of the Fund has been steadily improving over time and that MML Advisers believes the subadviser will deliver strong risk-adjusted performance over time. The Committee considered that the Fund’s total net expenses and net advisory fee were in the first comparative comparative quartile (11th and 16th percentiles, respectively), and that its net advisory fee was 9 basis points below the peer group median.

•	Large Cap Growth Fund – The Committee noted that the Fund’s total net expenses were in the first comparative quartile (20th percentile), and its net advisory fee was in the second comparative quartile (39th percentile). The Committee considered MML Advisers’ statement that, although the Fund experienced performance in the fourth comparative quartile for the one- and three-year periods (84th and 88th percentiles, respectively) and is on Under Review status, the Fund’s subadviser was replaced in December 2016 with a new subadviser in which MML Advisers has a high degree of conviction, based on the stability of its portfolio management team, its investment process, and its long-term performance record.

The Committee considered information regarding the Funds with total net expense ratios in the third or fourth comparative quartiles and that had experienced performance in the third or fourth comparative quartiles. In each case, the Committee considered MML Advisers’ statement that the Fund’s total net expenses were high relative to peer expenses at least in part as a result of the administrative service fees paid by the Fund, which are intended to finance shareholder services to investors in the Fund.

•

Equity Income Fund – The Committee considered that the Fund’s total net expense ratio is in the fourth comparative quartile (89th percentile) and its net advisory fee is the highest among its peers and 11 basis points higher than the median. The Committee considered MML Advisers’ statement that services provided for that fee include administrative service fees (which are used in part to provide shareholder services) in addition to advisory fees, and that, if those administrative service fees were charged separately, the Fund’s net advisory fee would compare more favorably to the Funds’ peers. They also considered that

Other Information (Unaudited) (Continued)

MML Advisers implemented a new fee waiver in the past year. The Committee considered that the Fund’s performance had improved from the fourth comparative quartile (87th percentile) for the three-year period to the first comparative quartile (20th percentile) for the one-year period. They also considered MML Advisers’ favorable view of a recent change in portfolio management personnel for the Fund. In the course of the discussion, the Committee discussed with MML Advisers the breakpoints in the advisory fee for the Fund. It was noted that, although the Fund’s advisory fee is subject to breakpoints, the breakpoint had not yet been reached. MML Advisers noted that the breakpoint had actually been lowered in the past year, and that the Fund had not yet reached the breakpoint because the Fund is not growing substantially.

•	Foreign Fund – The Committee considered that the Fund has a total net expense ratio in the fourth comparative quartile (89th percentile). The Committee considered MML Advisers’ statement that, although the Fund’s net advisory fee was in the fourth comparative quartile (100th percentile), services provided for that fee include administrative service fees (which are used in part to provide shareholder services) in addition to advisory fees, and that, if those administrative service fees were charged separately, the Fund’s net advisory fee would compare more favorably to the Funds’ peers. The Committee noted MML Advisers’ statement that the Fund’s contrarian approach had underperformed in 2015, but had recovered somewhat in 2016, yielding a third quartile comparative performance for both the one- and three-year periods (65th and 56th percentiles, respectively). The Committee considered MML Advisers’ statement that the Fund has provided attractive long-term performance and has provided favorable performance against its benchmark over time.

•	Focused Equity Fund – The Committee noted that the Fund’s total net expense ratio was in the fourth comparative quartile (84th percentile), and its net advisory fee was in the third comparative quartile (59th percentile). The Committee considered in this regard that the Adviser was proposing an immediate 5 basis point advisory fee waiver that was expected to bring total net expenses to within 4 basis points of the peer group median, and to bring the net advisory fee equal with the peer median. The Committee considered that, although the Fund had experienced fourth quartile comparative performance (81st percentile) for the three-year period, its one-year performance had improved to the first decile (3rd percentile). The Committee also considered that a new subadviser would take over management of the Fund as of May 1, 2017 in place of the previous subadviser, and that the Adviser has confidence in the ability of the new subadviser to achieve favorable long-term performance for the Fund.

•	Fundamental Value Fund – The Committee considered that the Fund’s total net expenses were in the third comparative quartile (67th percentile), but that the Fund’s net advisory fee was in the second comparative quartile (45th percentile), 5 basis points below the peer group median. The Committee considered MML Advisers’ statement that administrative service fees paid by the Fund to support shareholder servicing contributed significantly to the high relative net total expense ratio. The Committee considered that the Fund had experienced three-year performance in the third comparative quartile (59th percentile), including one-year performance at the 73rd percentile. The Committee considered MML Advisers’ statement that it remains confident in the Fund’s subadviser.

•	Small Cap Growth Equity Fund – The Committee considered that the Fund’s total net expense ratio was in the fourth comparative quartile (93rd percentile) and its net advisory fee is the highest among its peers. The Committee considered MML Advisers’ statement that services provided for that fee include administrative service fees (which are used in part to provide shareholder services) in addition to advisory fees, and that, if those administrative service fees were charged separately, the Fund’s net advisory fee would compare more favorably to the Funds’ peers. The Committee considered that the Fund’s performance had improved from the third comparative quartile (57th percentile) for the three-year period to the second comparative quartile (27th percentile) for the one-year period.

•	Total Return Bond Fund – The Committee considered that the Fund has total net expenses in the third comparative quartile (74th percentile), and that the Fund’s net advisory fee is in the first comparative quartile (14th percentile). The Committee considered MML Advisers’ statement that administrative service fees paid by the Fund to support shareholder servicing contributed significantly to the high relative net total expense ratio. The Committee considered that the Fund has achieved three-year performance in the fourth comparative quartile (88th percentile), although its performance in the one-year period was in the third comparative quartile (74th percentile). The Committee considered MML Advisers’ statements that the subadviser, which was appointed in 2014, has a strong long-term track record and that MML Advisers has strong conviction in the subadviser.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of the revenue (including advisory fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The

Other Information (Unaudited) (Continued)

discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2017

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2017:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2017.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Initial Class	$1,000	0.79%	$1,191.70	$4.29	$1,020.90	$3.96
Service Class	1,000	1.04%	1,190.90	5.65	1,019.60	5.21
Equity Income Fund
Initial Class	1,000	0.76%	1,056.00	3.87	1,021.00	3.81
Service Class	1,000	1.01%	1,053.90	5.14	1,019.80	5.06
Equity Index Fund
Class I	1,000	0.43%	1,091.20	2.23	1,022.70	2.16
Class II	1,000	0.28%	1,091.90	1.45	1,023.40	1.40
Class III	1,000	0.13%	1,092.80	0.67	1,024.10	0.65
Service Class I	1,000	0.68%	1,089.80	3.52	1,021.40	3.41
Focused Equity Fund
Class II	1,000	0.92%	1,122.00	4.84	1,020.20	4.61
Service Class I	1,000	1.17%	1,119.80	6.15	1,019.00	5.86
Foreign Fund
Initial Class	1,000	0.97%	1,130.30	5.12	1,020.00	4.86
Service Class	1,000	1.22%	1,129.00	6.44	1,018.70	6.11

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Fundamental Growth Fund
Class II	$1,000	0.84%	$1,136.60	$4.45	$1,020.60	$4.21
Service Class I	1,000	1.09%	1,134.60	5.77	1,019.40	5.46
Fundamental Value Fund
Class II	1,000	0.80%	1,059.00	4.08	1,020.80	4.01
Service Class I	1,000	1.05%	1,057.00	5.36	1,019.60	5.26
Global Fund
Class I	1,000	0.82%	1,157.70	4.39	1,020.70	4.11
Class II	1,000	0.82%	1,158.40	4.39	1,020.70	4.11
Service Class I	1,000	1.07%	1,156.60	5.72	1,019.50	5.36
Growth & Income Fund
Initial Class	1,000	0.56%	1,121.20	2.95	1,022.00	2.81
Service Class	1,000	0.81%	1,119.90	4.26	1,020.80	4.06
Income & Growth Fund
Initial Class	1,000	0.70%	1,064.10	3.58	1,021.30	3.51
Service Class	1,000	0.95%	1,063.00	4.86	1,020.10	4.76
International Equity Fund
Class II	1,000	1.00%	1,169.30	5.38	1,019.80	5.01
Service Class I	1,000	1.25%	1,167.90	6.72	1,018.60	6.26
Large Cap Growth Fund
Initial Class	1,000	0.72%	1,181.60	3.89	1,021.20	3.61
Service Class	1,000	0.97%	1,178.70	5.24	1,020.00	4.86
Managed Volatility Fund
Initial Class	1,000	0.90%	1,044.40	4.56	1,020.30	4.51
Service Class	1,000	1.15%	1,043.10	5.83	1,019.10	5.76
Mid Cap Growth Fund
Initial Class	1,000	0.81%	1,147.00	4.31	1,020.80	4.06
Service Class	1,000	1.06%	1,145.50	5.64	1,019.50	5.31
Mid Cap Value Fund
Initial Class	1,000	0.88%	1,041.60	4.45	1,020.40	4.41
Service Class	1,000	1.13%	1,039.60	5.71	1,019.20	5.66
Small Cap Growth Equity Fund
Initial Class	1,000	1.09%	1,110.20	5.70	1,019.40	5.46
Service Class	1,000	1.34%	1,108.90	7.01	1,018.10	6.71
Small Company Value Fund
Class II	1,000	0.97%	1,013.90	4.84	1,020.00	4.86
Service Class I	1,000	1.22%	1,013.10	6.09	1,018.70	6.11
Small/Mid Cap Value Fund
Initial Class	1,000	0.79%	1,015.10	3.95	1,020.90	3.96
Service Class	1,000	1.04%	1,013.70	5.19	1,019.60	5.21
Total Return Bond Fund
Class II	1,000	0.60%	1,019.50	3.00	1,021.80	3.01
Service Class I	1,000	0.85%	1,018.70	4.25	1,020.60	4.26

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2017, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2017 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-42841-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By (Signature and Title)	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer

Date 8/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer

Date 8/23/2017

By (Signature and Title)	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer

Date 8/23/2017